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                                                    THE RYDEX SERIES FUNDS
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                                                           BENCHMARK FUNDS
                                                             ANNUAL REPORT

                                                            MARCH 31, 2001


                                                                 NOVA FUND
                                                                 URSA FUND
                                         U.S. GOVERNMENT MONEY MARKET FUND
                                                                  OTC FUND
                                                 U.S. GOVERNMENT BOND FUND
                                                                 JUNO FUND
                                                               ARKTOS FUND
                                                     LARGE-CAP EUROPE FUND
                                                      LARGE-CAP JAPAN FUND
                                                               MEKROS FUND
                                                     URSA MASTER PORTFOLIO
                                                     JUNO MASTER PORTFOLIO
                                                   ARKTOS MASTER PORTFOLIO


                              [LOGO OF RYDEX FUNDS - THE INDEX ALTERNATIVE]

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                                              RYDEX SERIES FUNDS
[RYDEX -- THE INDEX ALTERNATIVE LOGO]              ANNUAL REPORT
                                                 March 31, 2001
                                         9601 Blackwell Road, Suite 500
                                              Rockville, MD 20850
                                                 (800) 820-0888
                                               www.rydexfunds.com

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--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

    Investors have endured quite a ride over the fiscal year ended March 31, 2001. It began on an optimistic note, however, by period end consumer confidence dampened and corporate earnings slid. A record number of companies--870, according to First Call/ Thomson Financial--announced that they would miss earnings expectations in the first quarter of 2001.

FISCAL YEAR IN REVIEW

    The reporting year began with record-setting economic expansion during peacetime, a 30-year-low jobless rate and little signs of much-feared inflation. By late spring, hints of a possible slowdown emerged as housing, construction and manufacturing, automobile and retail data showed moderation. Despite indications of slower growth, Federal Reserve (Fed) policy makers raised the overnight bank lending rate by a half point to 6.5%--its highest level in nine years--on fears of rising inflation. The unemployment rate, which began the period at 4.00, rose to 4.30 by period end--the highest it has been since July 1999.

    With summer's end came profit warnings and job cuts. During the second half of 2000, the index of leading economic indicators revealed greater economic deceleration than Fed policy makers had desired. During the last quarter of the reporting period, technology stocks--suffering from excess capacity, leftover inventories from the Y2K buildup and a steep slowdown in demand--continued their yearlong downward spiral.

    Gross Domestic Product (GDP), which represents the growth of the U.S. economy, increased at a declining rate since the beginning of the period. And though the Fed tried to spur growth at the turn of the calendar year, the impact was negligible. Consumer spending greatly contracted since the beginning of the period, reflecting a lack of consumer confidence.

    The technology-heavy Nasdaq rallied through the summer, but suffered its first down year since 1994. In the prior period (which ended March 31, 2000), strong growth in technology due to Y2K spending and infrastructure investments drove growth in the broad economy. But because technology spending is largely discretionary, technology consumption contracted when the economy began to slow. The index, which has a high concentration in large-cap technology stocks (70.6% as of March 30, 2001), experienced a strong correction during the period--falling 64.23% to 1,573.25.

    The broader market, represented by the Standard and Poor's 500 Index, fared somewhat better--down 22.57% due to positive returns for the financial services and banking sectors.

    Looking forward, a slowing economy and tame inflation should make it easier for Federal Reserve policy makers to further lower interest rates--which bodes well for corporate earnings. Many analysts, who considered tech stocks as overvalued a year ago, may be more comfortable investing at present levels. Going forward, we may find a calmer and more reasonably priced market.

Sincerely,
/s/ Albert P. Viragh, Jr.
Albert P. ("Skip") Viragh, Jr.
Chairman of the Board

                               RYDEX SERIES FUNDS

FUND STRATEGY AND PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In this section you will find information regarding the performance of each Rydex Fund during the latest fiscal year in comparison to its benchmark index. In addition, each Fund's investment strategy will be briefly described to provide an understanding of the factors that affected the Funds' performance during the period. If you have any questions or comments, call us at
(800) 820-0888.

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: TO PROVIDE SECURITY OF PRINCIPAL, HIGH CURRENT INCOME AND LIQUIDITY BY INVESTING IN SECURITIES ISSUED BY THE U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCIES.

INCEPTION: DECEMBER 3, 1993

For the fiscal year ended March 31, 2001, the yield on the three-month U.S. Treasury Bill ranged from a low of 4.35% to a high of 6.40%. In order to provide security of principal, current income and liquidity, the U.S. Government Money Market Fund invests in U.S. Treasury Bills, short-term government agency discount notes and overnight repurchase agreements fully collateralized by U.S. Government securities. As a policy, the advisor kept the Fund's weighted average maturity relatively short in order to maximize liquidity and maintain a stable net asset value. For the fiscal year ended March 31, 2001, the Fund returned 5.48% and 4.99% for the Investor and Advisor Class shares, respectively.

NOVA FUND

OBJECTIVE: TO PROVIDE INVESTMENT RETURNS THAT CORRESPOND TO 150% OF THE DAILY PERFORMANCE OF THE S&P 500 INDEX.

INCEPTION: JULY 12, 1993

The S&P 500, the benchmark for large-capitalized growth stock performance, posted a loss of 22.57% during the fiscal year ended March 31, 2001. The Nova Fund invests primarily in stocks included in the S&P 500 that have been weighted accordingly and in S&P 500 stock index futures contracts and call options on S&P 500 futures contracts. By using futures contracts and call options, the Fund seeks to maintain 150% exposure to the S&P 500 Index on a daily basis. For the fiscal year ended March 31, 2001, the Nova Fund posted a loss of 35.96%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          RYDEX NOVA FUND  S&P 500 INDEX
7/12/93           $10,000        $10,000
7/13/93            $9,980         $9,980
7/14/93           $10,030        $10,024
7/15/93           $10,010        $10,005
7/16/93            $9,910         $9,928
7/19/93            $9,900         $9,934
7/20/93            $9,940         $9,963
7/21/93            $9,930         $9,960
7/22/93            $9,860         $9,900
7/23/93            $9,920         $9,958
7/26/93            $9,980        $10,002
7/27/93            $9,930         $9,984
7/28/93            $9,940         $9,960
7/29/93           $10,020        $10,028
7/30/93            $9,940         $9,981
8/02/93            $9,990        $10,026
8/03/93            $9,970        $10,006
8/04/93            $9,980         $9,990
8/05/93            $9,960         $9,981
8/06/93            $9,980         $9,993
8/09/93           $10,070        $10,039
8/10/93           $10,070        $10,010
8/11/93           $10,070        $10,033
8/12/93           $10,040        $10,000
8/13/93           $10,060        $10,026
8/16/93           $10,140        $10,076
8/17/93           $10,200        $10,092
8/18/93           $10,280        $10,157
8/19/93           $10,290        $10,166
8/20/93           $10,280        $10,160
8/23/93           $10,240        $10,139
8/24/93           $10,430        $10,240
8/25/93           $10,450        $10,248
8/26/93           $10,450        $10,269
8/27/93           $10,430        $10,257
8/30/93           $10,470        $10,288
8/31/93           $10,509        $10,325
9/01/93           $10,490        $10,316
9/02/93           $10,430        $10,274
9/03/93           $10,450        $10,275
9/07/93           $10,350        $10,212
9/08/93           $10,250        $10,171
9/09/93           $10,310        $10,190
9/10/93           $10,460        $10,284
9/13/93           $10,460        $10,291
9/14/93           $10,410        $10,243
9/15/93           $10,450        $10,281
9/16/93           $10,390        $10,233
9/17/93           $10,340        $10,219
9/20/93           $10,230        $10,135
9/21/93           $10,150        $10,088
9/22/93           $10,300        $10,161
9/23/93           $10,360        $10,195
9/24/93           $10,370        $10,193
9/27/93           $10,490        $10,286
9/28/93           $10,470        $10,280
9/29/93           $10,430        $10,248
9/30/93           $10,390        $10,222
10/01/93          $10,500        $10,274
10/04/93          $10,509        $10,275
10/05/93          $10,480        $10,272
10/06/93          $10,490        $10,262
10/07/93          $10,400        $10,227
10/08/93          $10,450        $10,252
10/11/93          $10,460        $10,265
10/12/93          $10,470        $10,270
10/13/93          $10,470        $10,279
10/14/93          $10,719        $10,398
10/15/93          $10,809        $10,457
10/18/93          $10,769        $10,434
10/19/93          $10,659        $10,384
10/20/93          $10,699        $10,381
10/21/93          $10,659        $10,365
10/22/93          $10,569        $10,318
10/25/93          $10,679        $10,339
10/26/93          $10,679        $10,341
10/27/93          $10,719        $10,348
10/28/93          $10,809        $10,418
10/29/93          $10,809        $10,420
11/01/93          $10,849        $10,448
11/02/93          $10,829        $10,433
11/03/93          $10,599        $10,313
11/04/93          $10,450        $10,190
11/05/93          $10,509        $10,236
11/08/93          $10,549        $10,250
11/09/93          $10,559        $10,253
11/10/93          $10,689        $10,328
11/11/93          $10,629        $10,304
11/12/93          $10,749        $10,365
11/15/93          $10,669        $10,329
11/16/93          $10,759        $10,396
11/17/93          $10,669        $10,353
11/18/93          $10,629        $10,326
11/19/93          $10,559        $10,303
11/22/93          $10,480        $10,226
11/23/93          $10,549        $10,268
11/24/93          $10,599        $10,298
11/26/93          $10,609        $10,314
11/29/93          $10,549        $10,288
11/30/93          $10,569        $10,285
12/01/93          $10,599        $10,288
12/02/93          $10,619        $10,315
12/03/93          $10,689        $10,354
12/06/93          $10,759        $10,389
12/07/93          $10,739        $10,396
12/08/93          $10,709        $10,386
12/09/93          $10,659        $10,339
12/10/93          $10,639        $10,333
12/13/93          $10,729        $10,372
12/14/93          $10,589        $10,314
12/15/93          $10,609        $10,286
12/16/93          $10,679        $10,320
12/17/93          $10,749        $10,388
12/20/93          $10,759        $10,376
12/21/93          $10,739        $10,363
12/22/93          $10,809        $10,408
12/23/93          $10,799        $10,410
12/27/93          $10,909        $10,480
12/28/93          $10,919        $10,489
12/29/93          $10,889        $10,481
12/30/93          $10,809        $10,438
12/31/93          $10,699        $10,389
1/03/94           $10,649        $10,367
1/04/94           $10,709        $10,399
1/05/94           $10,729        $10,414
1/06/94           $10,719        $10,404
1/07/94           $10,839        $10,466
1/10/94           $11,009        $10,586
1/11/94           $10,979        $10,560
1/12/94           $10,939        $10,561
1/13/94           $10,909        $10,523
1/14/94           $10,939        $10,578
1/17/94           $10,899        $10,542
1/18/94           $10,929        $10,563
1/19/94           $10,919        $10,564
1/20/94           $10,959        $10,579
1/21/94           $10,899        $10,573
1/24/94           $10,859        $10,512
1/25/94           $10,819        $10,489
1/26/94           $10,899        $10,539
1/27/94           $11,029        $10,625
1/28/94           $11,069        $10,662
1/31/94           $11,169        $10,727
2/01/94           $11,109        $10,682
2/02/94           $11,199        $10,735
2/03/94           $11,119        $10,707
2/04/94           $10,689        $10,464
2/07/94           $10,739        $10,507
2/08/94           $10,739        $10,492
2/09/94           $10,789        $10,530
2/10/94           $10,649        $10,444
2/11/94           $10,669        $10,472
2/14/94           $10,709        $10,473
2/15/94           $10,789        $10,524
2/16/94           $10,769        $10,530
2/17/94           $10,679        $10,476
2/18/94           $10,589        $10,417
2/22/94           $10,729        $10,501
2/23/94           $10,679        $10,484
2/24/94           $10,450        $10,340
2/25/94           $10,539        $10,381
2/28/94           $10,539        $10,404
3/01/94           $10,450        $10,344
3/02/94           $10,470        $10,353
3/03/94           $10,400        $10,312
3/04/94           $10,460        $10,351
3/07/94           $10,549        $10,399
3/08/94           $10,490        $10,376
3/09/94           $10,559        $10,403
3/10/94           $10,440        $10,332
3/11/94           $10,509        $10,389
3/14/94           $10,529        $10,410
3/15/94           $10,519        $10,402
3/16/94           $10,619        $10,455
3/17/94           $10,639        $10,488
3/18/94           $10,599        $10,492
3/21/94           $10,569        $10,436
3/22/94           $10,629        $10,441
3/23/94           $10,629        $10,436
3/24/94           $10,440        $10,342
3/25/94           $10,270        $10,258
3/28/94           $10,320        $10,245
3/29/94            $9,950        $10,078
3/30/94            $9,800         $9,924
3/31/94            $9,810         $9,928
4/04/94            $9,580         $9,776
4/05/94            $9,900         $9,985
4/06/94            $9,850         $9,979
4/07/94            $9,960        $10,042
4/08/94            $9,850         $9,958
4/11/94            $9,960        $10,020
4/12/94            $9,880         $9,969
4/13/94            $9,810         $9,939
4/14/94            $9,810         $9,942
4/15/94            $9,810         $9,938
4/18/94            $9,690         $9,855
4/19/94            $9,720         $9,857
4/20/94            $9,700         $9,844
4/21/94            $9,920         $9,994
4/22/94            $9,880         $9,970
4/25/94           $10,010        $10,083
4/26/94            $9,990        $10,064
4/28/94            $9,900        $10,003
4/29/94            $9,940        $10,043
5/02/94           $10,030        $10,090
5/03/94           $10,000        $10,090
5/04/94            $9,970        $10,061
5/05/94            $9,950        $10,061
5/06/94            $9,820         $9,974
5/09/94            $9,670         $9,852
5/10/94            $9,800         $9,934
5/11/94            $9,640         $9,833
5/12/94            $9,710         $9,884
5/13/94            $9,740         $9,892
5/16/94            $9,750         $9,900
5/17/94            $9,960        $10,009
5/18/94           $10,080        $10,009
5/19/94           $10,150        $10,167
5/20/94           $10,100        $10,132
5/23/94           $10,070        $10,094
5/24/94           $10,120        $10,130
5/25/94           $10,150        $10,164
5/26/94           $10,190        $10,180
5/27/94           $10,180        $10,186
5/31/94           $10,170        $10,168
6/01/94           $10,220        $10,193
6/02/94           $10,220        $10,193
6/03/94           $10,310        $10,248
6/06/94           $10,280        $10,220
6/07/94           $10,240        $10,206
6/08/94           $10,210        $10,180
6/09/94           $10,240        $10,198
6/10/94           $10,270        $10,216
6/13/94           $10,290        $10,225
6/14/94           $10,380        $10,298
6/15/94           $10,310        $10,259
6/16/94           $10,350        $10,288
6/17/94           $10,240        $10,211
6/20/94           $10,140        $10,145
6/21/94           $10,000        $10,053
6/22/94           $10,060        $10,092
6/23/94            $9,930        $10,014
6/24/94            $9,660         $9,862
6/27/94            $9,900         $9,963
6/28/94            $9,830         $9,935
6/29/94            $9,890         $9,970
6/30/94            $9,760         $9,895
7/01/94            $9,810         $9,938
7/05/94            $9,830         $9,942
7/06/94            $9,820         $9,937
7/07/94            $9,910         $9,987
7/08/94            $9,930        $10,013
7/11/94            $9,840         $9,980
7/12/94            $9,900         $9,977
7/13/94            $9,920         $9,994
7/14/94           $10,070        $10,099
7/15/94           $10,100        $10,115
7/18/94           $10,120        $10,139
7/19/94           $10,100        $10,109
7/20/94           $10,000        $10,058
7/21/94           $10,050        $10,081
7/22/94           $10,060        $10,092
7/25/94           $10,090        $10,117
7/26/94           $10,080        $10,098
7/27/94           $10,050        $10,080
7/28/94           $10,110        $10,117
7/29/94           $10,240        $10,207
8/01/94           $10,320        $10,268
8/02/94           $10,310        $10,258
8/03/94           $10,330        $10,278
8/04/94           $10,230        $10,210
8/05/94           $10,190        $10,181
8/08/94           $10,210        $10,198
8/09/94           $10,230        $10,199
8/10/94           $10,320        $10,252
8/11/94           $10,230        $10,220
8/12/94           $10,380        $10,289
8/15/94           $10,360        $10,273
8/16/94           $10,470        $10,357
8/17/94           $10,450        $10,361
8/18/94           $10,390        $10,316
8/19/94           $10,410        $10,327
8/22/94           $10,380        $10,297
8/23/94           $10,460        $10,346
8/24/94           $10,609        $10,447
8/25/94           $10,569        $10,425
8/26/94           $10,809        $10,553
8/29/94           $10,799        $10,570
8/30/94           $10,839        $10,604
8/31/94           $10,769        $10,591
9/01/94           $10,759        $10,539
9/02/94           $10,679        $10,490
9/06/94           $10,679        $10,490
9/07/94           $10,649        $10,510
9/08/94           $10,729        $10,490
9/09/94           $10,559        $10,538
9/12/94           $10,480        $10,428
9/13/94           $10,529        $10,384
9/14/94           $10,579        $10,413
9/15/94           $10,749        $10,575
9/16/94           $10,639        $10,495
9/19/94           $10,639        $10,487
9/20/94           $10,360        $10,320
9/21/94           $10,340        $10,278
9/22/94           $10,310        $10,274
9/23/94           $10,280        $10,238
9/26/94           $10,330        $10,264
9/27/94           $10,350        $10,291
9/28/94           $10,430        $10,353
9/29/94           $10,350        $10,295
9/30/94           $10,320        $10,306
10/03/94          $10,320        $10,284
10/04/94          $10,040        $10,125
10/05/94          $10,020        $10,101
10/06/94          $10,000        $10,075
10/07/94          $10,090        $10,136
10/10/94          $10,220        $10,224
10/11/94          $10,450        $10,375
10/12/94          $10,460        $10,367
10/13/94          $10,509        $10,419
10/14/94          $10,579        $10,448
10/17/94          $10,539        $10,445
10/18/94          $10,490        $10,416
10/19/94          $10,569        $10,474
10/20/94          $10,450        $10,398
10/21/94          $10,400        $10,354
10/24/94          $10,280        $10,264
10/25/94          $10,280        $10,279
10/26/94          $10,320        $10,304
10/27/94          $10,440        $10,376
10/28/94          $10,749        $10,552
10/31/94          $10,619        $10,521
11/01/94          $10,509        $10,433
11/02/94          $10,430        $10,390
11/03/94          $10,500        $10,422
11/04/94          $10,290        $10,296
11/07/94          $10,360        $10,314
11/08/94          $10,440        $10,371
11/09/94          $10,400        $10,366
11/10/94          $10,380        $10,342
11/11/94          $10,310        $10,298
11/14/94          $10,460        $10,380
11/15/94          $10,410        $10,357
11/16/94          $10,450        $10,371
11/17/94          $10,360        $10,325
11/18/94          $10,330        $10,278
11/21/94          $10,150        $10,207
11/22/94           $9,810        $10,024
11/23/94           $9,920        $10,021
11/25/94          $10,030        $10,074
11/28/94          $10,080        $10,115
11/29/94          $10,120        $10,138
11/30/94          $10,040        $10,105
12/01/94           $9,880         $9,999
12/02/94          $10,040        $10,096
12/05/94          $10,040        $10,097
12/06/94          $10,030        $10,092
12/07/94           $9,970        $10,050
12/08/94           $9,770         $9,921
12/09/94           $9,840         $9,955
12/12/94           $9,910        $10,011
12/13/94           $9,940        $10,026
12/14/94          $10,070        $10,133
12/15/94          $10,090        $10,142
12/16/94          $10,190        $10,219
12/19/94          $10,200        $10,199
12/20/94          $10,150        $10,181
12/21/94          $10,300        $10,237
12/22/94          $10,240        $10,238
12/23/94          $10,250        $10,242
12/27/94          $10,342        $10,300
12/28/94          $10,280        $10,265
12/29/94          $10,291        $10,272
12/30/94          $10,189        $10,229
1/03/95           $10,189        $10,226
1/04/95           $10,270        $10,261
1/05/95           $10,250        $10,253
1/06/95           $10,250        $10,261
1/09/95           $10,270        $10,264
1/10/95           $10,291        $10,283
1/11/95           $10,301        $10,283
1/12/95           $10,291        $10,282
1/13/95           $10,454        $10,378
1/16/95           $10,546        $10,454
1/17/95           $10,556        $10,469
1/18/95           $10,525        $10,462
1/19/95           $10,433        $10,400
1/20/95           $10,393        $10,352
1/23/95           $10,423        $10,375
1/24/95           $10,433        $10,376
1/25/95           $10,484        $10,411
1/26/95           $10,525        $10,431
1/27/95           $10,546        $10,477
1/30/95           $10,484        $10,435
1/31/95           $10,566        $10,478
2/01/95           $10,556        $10,477
2/02/95           $10,648        $10,530
2/03/95           $10,862        $10,661
2/06/95           $10,923        $10,716
2/07/95           $10,933        $10,709
2/08/95           $10,913        $10,717
2/09/95           $10,923        $10,695
2/10/95           $10,953        $10,723
2/13/95           $10,943        $10,728
2/14/95           $10,964        $10,748
2/15/95           $11,066        $10,792
2/16/95           $11,045        $10,807
2/17/95           $10,984        $10,735
2/21/95           $10,984        $10,751
2/22/95           $11,076        $10,804
2/23/95           $11,137        $10,845
2/24/95           $11,137        $10,875
2/27/95           $11,004        $10,779
2/28/95           $11,127        $10,855
3/01/95           $11,045        $10,817
3/02/95           $11,055        $10,805
3/03/95           $11,035        $10,812
3/06/95           $11,055        $10,816
3/07/95           $10,913        $10,738
3/08/95           $10,964        $10,761
3/09/95           $10,953        $10,761
3/10/95           $11,219        $10,904
3/13/95           $11,188        $10,915
3/14/95           $11,300        $10,978
3/15/95           $11,249        $10,955
3/16/95           $11,372        $11,034
3/17/95           $11,382        $11,037
3/20/95           $11,392        $11,050
3/21/95           $11,361        $11,027
3/22/95           $11,361        $11,040
3/23/95           $11,372        $11,046
3/24/95           $11,576        $11,158
3/27/95           $11,647        $11,208
3/28/95           $11,647        $11,223
3/29/95           $11,616        $11,206
3/30/95           $11,606        $11,186
3/31/95           $11,545        $11,152
4/03/95           $11,555        $11,178
4/04/95           $11,667        $11,253
4/05/95           $11,708        $11,260
4/06/95           $11,729        $11,272
4/07/95           $11,698        $11,279
4/10/95           $11,739        $11,292
4/11/95           $11,678        $11,260
4/12/95           $11,749        $11,296
4/13/95           $11,820        $11,342
4/17/95           $11,698        $11,273
4/18/95           $11,678        $11,256
4/19/95           $11,637        $11,246
4/20/95           $11,657        $11,254
4/21/95           $11,759        $11,325
4/24/95           $11,922        $11,423
4/25/95           $11,871        $11,407
4/26/95           $11,902        $11,418
4/27/95           $11,933        $11,438
4/28/95           $11,994        $11,464
5/01/95           $11,943        $11,454
5/02/95           $11,984        $11,467
5/03/95           $12,198        $11,592
5/04/95           $12,208        $11,594
5/05/95           $12,157        $11,584
5/08/95           $12,290        $11,670
5/09/95           $12,259        $11,661
5/10/95           $12,290        $11,679
5/11/95           $12,340        $11,679
5/12/95           $12,361        $11,705
5/15/95           $12,453        $11,754
5/16/95           $12,442        $11,764
5/17/95           $12,381        $11,739
5/18/95           $12,086        $11,572
5/19/95           $12,126        $11,564
5/22/95           $12,300        $11,663
5/23/95           $12,463        $11,773
5/24/95           $12,442        $11,774
5/25/95           $12,453        $11,773
5/26/95           $12,249        $11,663
5/30/95           $12,228        $11,662
5/31/95           $12,575        $11,880
6/01/95           $12,595        $11,882
6/02/95           $12,534        $11,860
6/05/95           $12,697        $11,929
6/06/95           $12,657        $11,928
6/07/95           $12,575        $11,874
6/08/95           $12,524        $11,857
6/09/95           $12,422        $11,759
6/12/95           $12,544        $11,824
6/13/95           $12,687        $11,939
6/14/95           $12,687        $11,949
6/15/95           $12,759        $11,963
6/16/95           $12,810        $12,023
6/19/95           $13,014        $12,144
6/20/95           $13,003        $12,138
6/21/95           $12,991        $12,116
6/22/95           $13,232        $12,274
6/23/95           $13,221        $12,244
6/26/95           $12,980        $12,119
6/27/95           $12,947        $12,081
6/28/95           $13,024        $12,133
6/29/95           $12,991        $12,113
6/30/95           $12,947        $12,133
7/03/95           $13,046        $12,185
7/05/95           $13,133        $12,189
7/06/95           $13,342        $12,339
7/07/95           $13,418        $12,392
7/10/95           $13,462        $12,410
7/11/95           $13,342        $12,356
7/12/95           $13,572        $12,493
7/13/95           $13,561        $12,495
7/14/95           $13,517        $12,470
7/17/95           $13,616        $12,533
7/18/95           $13,451        $12,438
7/19/95           $13,210        $12,272
7/20/95           $13,287        $12,329
7/21/95           $13,265        $12,331
7/24/95           $13,440        $12,398
7/25/95           $13,539        $12,497
7/26/95           $13,572        $12,509
7/27/95           $13,703        $12,589
7/28/95           $13,583        $12,538
7/31/95           $13,550        $12,519
8/01/95           $13,484        $12,465
8/02/95           $13,407        $12,446
8/03/95           $13,451        $12,445
8/04/95           $13,462        $12,449
8/07/95           $13,484        $12,473
8/08/95           $13,506        $12,481
8/09/95           $13,506        $12,466
8/10/95           $13,385        $12,416
8/11/95           $13,342        $12,364
8/14/95           $13,506        $12,467
8/15/95           $13,451        $12,441
8/16/95           $13,462        $12,472
8/17/95           $13,462        $12,452
8/18/95           $13,506        $12,455
8/21/95           $13,407        $12,431
8/22/95           $13,451        $12,462
8/23/95           $13,374        $12,409
8/24/95           $13,418        $12,416
8/25/95           $13,528        $12,475
8/28/95           $13,429        $12,452
8/29/95           $13,473        $12,473
8/30/95           $13,495        $12,493
8/31/95           $13,561        $12,515
9/01/95           $13,637        $12,558
9/05/95           $13,802        $12,677
9/06/95           $13,868        $12,699
9/07/95           $13,857        $12,702
9/08/95           $13,944        $12,755
9/11/95           $13,966        $12,783
9/12/95           $14,065        $12,840
9/13/95           $14,175        $12,891
9/14/95           $14,339        $12,999
9/15/95           $14,350        $12,993
9/18/95           $14,306        $12,980
9/19/95           $14,383        $13,012
9/20/95           $14,460        $13,069
9/21/95           $14,273        $12,985
9/22/95           $14,284        $12,957
9/25/95           $14,240        $12,958
9/26/95           $14,240        $12,950
9/27/95           $14,229        $12,941
9/28/95           $14,361        $13,049
9/29/95           $14,328        $13,016
10/02/95          $14,219        $12,956
10/03/95          $14,262        $12,970
10/04/95          $14,208        $12,951
10/05/95          $14,273        $12,977
10/06/95          $14,273        $12,974
10/09/95          $14,098        $12,882
10/10/95          $14,087        $12,863
10/11/95          $14,164        $12,906
10/12/95          $14,306        $12,987
10/13/95          $14,339        $13,018
10/16/95          $14,229        $12,986
10/17/95          $14,394        $13,069
10/18/95          $14,438        $13,084
10/19/95          $14,547        $13,155
10/20/95          $14,394        $13,084
10/23/95          $14,328        $13,031
10/24/95          $14,383        $13,064
10/25/95          $14,186        $12,973
10/26/95          $13,999        $12,845
10/27/95          $14,175        $12,911
10/30/95          $14,295        $12,991
10/31/95          $14,186        $12,952
11/01/95          $14,350        $13,012
11/02/95          $14,504        $13,135
11/03/95          $14,515        $13,154
11/06/95          $14,471        $13,107
11/07/95          $14,350        $13,059
11/08/95          $14,569        $13,179
11/09/95          $14,591        $13,214
11/10/95          $14,591        $13,201
11/13/95          $14,569        $13,192
11/14/95          $14,449        $13,125
11/15/95          $14,657        $13,228
11/16/95          $14,789        $13,304
11/17/95          $14,843        $13,365
11/20/95          $14,745        $13,293
11/21/95          $14,865        $13,369
11/22/95          $14,821        $13,328
11/24/95          $14,865        $13,363
11/27/95          $14,876        $13,393
11/28/95          $15,106        $13,507
11/29/95          $15,117        $13,534
11/30/95          $15,085        $13,483
12/01/95          $15,128        $13,519
12/04/95          $15,370        $13,668
12/05/95          $15,523        $13,757
12/06/95          $15,567        $13,813
12/07/95          $15,446        $13,724
12/08/95          $15,523        $13,753
12/11/95          $15,589        $13,798
12/12/95          $15,556        $13,782
12/13/95          $15,644        $13,847
12/14/95          $15,501        $13,740
12/15/95          $15,468        $13,728
12/18/95          $15,063        $13,515
12/19/95          $15,293        $13,629
12/20/95          $15,117        $13,496
12/21/95          $15,227        $13,597
12/22/95          $15,315        $13,630
12/26/95          $15,359        $13,682
12/27/95          $15,348        $13,687
12/28/95          $15,293        $13,678
12/29/95          $15,326        $13,718
1/02/96           $15,578        $13,825
1/03/96           $15,644        $13,838
1/04/96           $15,381        $13,758
1/05/96           $15,370        $13,736
1/09/96           $14,975        $13,574
1/10/96           $14,701        $13,330
1/11/96           $14,876        $13,424
1/12/96           $14,854        $13,404
1/15/96           $14,789        $13,360
1/16/96           $15,063        $13,552
1/17/96           $14,964        $13,506
1/18/96           $15,052        $13,547
1/19/96           $15,194        $13,627
1/22/96           $15,172        $13,662
1/23/96           $15,271        $13,648
1/24/96           $15,479        $13,808
1/25/96           $15,370        $13,743
1/26/96           $15,567        $13,845
1/29/96           $15,644        $13,903
1/30/96           $15,863        $14,035
1/31/96           $16,082        $14,166
2/01/96           $16,148        $14,220
2/02/96           $16,104        $14,162
2/05/96           $16,247        $14,286
2/06/96           $16,477        $14,396
2/07/96           $16,619        $14,476
2/08/96           $16,871        $14,612
2/09/96           $16,904        $14,619
2/12/96           $17,102        $14,732
2/13/96           $17,003        $14,711
2/14/96           $16,784        $14,602
2/15/96           $16,608        $14,507
2/16/96           $16,575        $14,432
2/20/96           $16,312        $14,269
2/21/96           $16,630        $14,435
2/22/96           $16,948        $14,675
2/23/96           $16,915        $14,679
2/26/96           $16,521        $14,488
2/27/96           $16,477        $14,416
2/28/96           $16,323        $14,360
2/29/96           $16,126        $14,264
3/01/96           $16,466        $14,352
3/04/96           $16,608        $14,495
3/05/96           $16,861        $14,606
3/06/96           $16,619        $14,522
3/07/96           $16,740        $14,559
3/08/96           $15,863        $14,110
3/11/96           $16,093        $14,255
3/12/96           $15,951        $14,190
3/13/96           $16,060        $14,222
3/14/96           $16,192        $14,274
3/15/96           $16,181        $14,286
3/18/96           $16,641        $14,536
3/19/96           $16,565        $14,515
3/20/96           $16,521        $14,477
3/21/96           $16,466        $14,459
3/22/96           $16,532        $14,491
3/25/96           $16,510        $14,478
3/26/96           $16,630        $14,543
3/27/96           $16,345        $14,453
3/28/96           $16,477        $14,454
3/29/96           $16,345        $14,377
4/01/96           $16,575        $14,560
4/02/96           $16,619        $14,594
4/03/96           $16,641        $14,608
4/04/96           $16,663        $14,608
4/08/96           $16,181        $14,349
4/09/96           $16,115        $14,303
4/10/96           $15,677        $14,110
4/11/96           $15,688        $14,058
4/12/96           $15,951        $14,181
4/15/96           $16,148        $14,310
4/16/96           $16,203        $14,366
4/17/96           $16,115        $14,290
4/18/96           $16,159        $14,335
4/19/96           $16,203        $14,367
4/22/96           $16,389        $14,430
4/23/96           $16,499        $14,512
4/24/96           $16,378        $14,481
4/25/96           $16,510        $14,541
4/26/96           $16,565        $14,554
4/29/96           $16,510        $14,570
4/30/96           $16,510        $14,570
5/01/96           $16,565        $14,579
5/02/96           $16,170        $14,330
5/03/96           $16,082        $14,291
5/06/96           $16,060        $14,273
5/07/96           $15,918        $14,216
5/08/96           $16,236        $14,361
5/09/96           $16,225        $14,376
5/10/96           $16,521        $14,524
5/13/96           $16,850        $14,734
5/14/96           $16,992        $14,825
5/15/96           $16,992        $14,821
5/16/96           $16,981        $14,808
5/17/96           $17,157        $14,898
5/20/96           $17,343        $14,993
5/21/96           $17,321        $14,984
5/22/96           $17,518        $15,110
5/23/96           $17,431        $15,056
5/24/96           $17,518        $15,112
5/28/96           $17,255        $14,972
5/29/96           $17,080        $14,877
5/30/96           $17,244        $14,961
5/31/96           $17,003        $14,903
6/03/96           $17,102        $14,871
6/04/96           $17,255        $14,980
6/05/96           $17,463        $15,111
6/06/96           $17,255        $14,990
6/07/96           $17,277        $14,996
6/10/96           $17,178        $14,971
6/11/96           $17,189        $14,944
6/12/96           $17,124        $14,901
6/13/96           $17,091        $14,876
6/14/96           $16,948        $14,830
6/17/96           $16,981        $14,815
6/18/96           $16,828        $14,746
6/19/96           $16,882        $14,744
6/20/96           $16,806        $14,747
6/21/96           $17,069        $14,852
6/24/96           $17,135        $14,897
6/25/96           $17,102        $14,889
6/26/96           $16,893        $14,798
6/27/96           $17,058        $14,890
6/28/96           $17,189        $14,937
7/01/96           $17,343        $15,054
7/02/96           $17,266        $15,003
7/03/96           $17,167        $14,976
7/05/96           $16,597        $14,643
7/08/96           $16,422        $14,534
7/09/96           $16,532        $14,583
7/10/96           $16,630        $14,612
7/11/96           $16,126        $14,381
7/12/96           $16,126        $14,392
7/15/96           $15,490        $14,027
7/16/96           $15,545        $13,996
7/17/96           $15,742        $14,122
7/18/96           $16,093        $14,334
7/19/96           $15,896        $14,226
7/22/96           $15,742        $14,116
7/23/96           $15,402        $13,962
7/24/96           $15,490        $13,957
7/25/96           $15,655        $14,058
7/26/96           $15,808        $14,163
7/29/96           $15,512        $14,052
7/30/96           $15,753        $14,149
7/31/96           $15,929        $14,253
8/01/96           $16,323        $14,478
8/02/96           $16,828        $14,755
8/05/96           $16,652        $14,705
8/06/96           $16,740        $14,753
8/07/96           $16,817        $14,793
8/08/96           $16,828        $14,758
8/09/96           $16,685        $14,747
8/12/96           $16,893        $14,829
8/13/96           $16,663        $14,704
8/14/96           $16,740        $14,746
8/15/96           $16,740        $14,751
8/16/96           $16,904        $14,816
8/19/96           $16,915        $14,847
8/20/96           $16,904        $14,827
8/21/96           $16,828        $14,813
8/22/96           $17,058        $14,938
8/23/96           $16,937        $14,857
8/26/96           $16,773        $14,786
8/27/96           $16,871        $14,843
8/28/96           $16,828        $14,807
8/29/96           $16,510        $14,642
8/30/96           $16,301        $14,522
9/03/96           $16,477        $14,582
9/04/96           $16,499        $14,602
9/05/96           $16,225        $14,465
9/06/96           $16,565        $14,604
9/09/96           $16,817        $14,784
9/10/96           $16,828        $14,785
9/11/96           $16,893        $14,862
9/12/96           $17,091        $14,948
9/13/96           $17,496        $15,157
9/16/96           $17,573        $15,234
9/17/96           $17,551        $15,211
9/18/96           $17,442        $15,178
9/19/96           $17,540        $15,212
9/20/96           $17,628        $15,302
9/23/96           $17,650        $15,290
9/24/96           $17,639        $15,270
9/25/96           $17,595        $15,275
9/26/96           $17,628        $15,276
9/27/96           $17,617        $15,283
9/30/96           $17,617        $15,309
10/01/96          $17,759        $15,348
10/02/96          $17,924        $15,457
10/03/96          $17,858        $15,430
10/04/96          $18,231        $15,623
10/07/96          $18,264        $15,666
10/08/96          $18,132        $15,605
10/09/96          $17,968        $15,518
10/10/96          $17,891        $15,471
10/11/96          $18,187        $15,606
10/14/96          $18,253        $15,670
10/15/96          $18,220        $15,648
10/16/96          $18,297        $15,689
10/17/96          $18,384        $15,747
10/18/96          $18,582        $15,832
10/21/96          $18,527        $15,810
10/22/96          $18,319        $15,737
10/23/96          $18,395        $15,753
10/24/96          $18,121        $15,642
10/25/96          $18,187        $15,611
10/28/96          $17,990        $15,530
10/29/96          $18,220        $15,624
10/30/96          $18,088        $15,611
10/31/96          $18,351        $15,708
11/01/96          $18,231        $15,675
11/04/96          $18,417        $15,741
11/05/96          $18,582        $15,900
11/06/96          $19,119        $16,139
11/07/96          $19,185        $16,207
11/08/96          $19,316        $16,277
11/11/96          $19,316        $16,301
11/12/96          $19,228        $16,249
11/13/96          $19,316        $16,284
11/14/96          $19,524        $16,390
11/15/96          $19,590        $16,429
11/18/96          $19,568        $16,415
11/19/96          $19,809        $16,530
11/20/96          $19,809        $16,570
11/21/96          $19,777        $16,543
11/22/96          $20,007        $16,676
11/25/96          $20,358        $16,861
11/26/96          $20,259        $16,837
11/27/96          $20,204        $16,816
11/29/96          $20,303        $16,861
12/02/96          $20,292        $16,851
12/03/96          $19,809        $16,666
12/04/96          $19,875        $16,595
12/05/96          $19,797        $16,579
12/06/96          $19,608        $16,473
12/09/96          $20,042        $16,699
12/10/96          $19,909        $16,473
12/11/96          $19,575        $16,498
12/12/96          $19,097        $16,243
12/13/96          $19,175        $16,229
12/16/96          $18,841        $16,058
12/17/96          $19,053        $16,171
12/18/96          $19,242        $16,293
12/19/96          $19,831        $16,610
12/20/96          $19,986        $16,679
12/23/96          $19,864        $16,636
12/24/96          $20,064        $16,727
12/26/96          $20,287        $16,834
12/27/96          $20,287        $16,856
12/30/96          $20,086        $16,790
12/31/96          $19,508        $16,498
1/02/97           $19,508        $16,415
1/03/97           $19,998        $16,661
1/06/97           $19,753        $16,652
1/07/97           $20,109        $16,776
1/08/97           $19,942        $16,669
1/09/97           $20,086        $16,813
1/10/97           $20,387        $16,916
1/13/97           $20,309        $16,916
1/14/97           $20,664        $17,125
1/15/97           $20,598        $17,088
1/16/97           $20,742        $17,144
1/17/97           $20,965        $17,287
1/20/97           $20,953        $17,299
1/21/97           $21,220        $17,433
1/22/97           $21,409        $17,511
1/23/97           $20,953        $17,318
1/24/97           $20,564        $17,162
1/27/97           $20,509        $17,039
1/28/97           $20,609        $17,039
1/29/97           $20,887        $17,206
1/30/97           $21,287        $17,466
1/31/97           $21,276        $17,510
2/03/97           $21,365        $17,523
2/04/97           $21,520        $17,579
2/05/97           $20,998        $17,334
2/06/97           $21,076        $17,376
2/07/97           $21,520        $17,586
2/10/97           $21,298        $17,494
2/11/97           $21,565        $17,586
2/12/97           $22,065        $17,880
2/13/97           $22,365        $18,081
2/14/97           $22,287        $18,007
2/18/97           $22,543        $18,181
2/19/97           $22,387        $18,096
2/20/97           $21,976        $17,881
2/21/97           $21,976        $17,858
2/24/97           $22,310        $18,047
2/25/97           $22,376        $18,086
2/26/97           $21,976        $17,945
2/27/97           $21,520        $17,708
2/28/97           $21,431        $17,614
3/03/97           $21,620        $17,714
3/04/97           $21,487        $17,617
3/05/97           $21,976        $17,862
3/06/97           $21,832        $17,786
3/07/97           $22,098        $17,929
3/10/97           $22,421        $18,122
3/11/97           $22,287        $18,071
3/12/97           $21,976        $17,913
3/13/97           $21,420        $17,586
3/14/97           $21,620        $17,666
3/17/97           $21,676        $17,723
3/18/97           $21,320        $17,588
3/19/97           $21,198        $17,501
3/20/97           $21,054        $17,432
3/21/97           $21,176        $17,464
3/24/97           $21,531        $17,615
3/25/97           $21,320        $17,575
3/26/97           $21,431        $17,607
3/27/97           $20,564        $17,236
3/31/97           $19,886        $16,863
4/01/97           $20,098        $16,919
4/02/97           $19,608        $16,707
4/03/97           $19,675        $16,712
4/04/97           $19,998        $16,880
4/07/97           $20,175        $16,975
4/08/97           $20,353        $17,064
4/09/97           $20,109        $16,941
4/10/97           $20,020        $16,890
4/11/97           $19,097        $16,429
4/14/97           $19,397        $16,565
4/15/97           $19,864        $16,810
4/16/97           $20,209        $17,006
4/17/97           $20,120        $16,967
4/18/97           $20,298        $17,068
4/21/97           $20,053        $16,935
4/22/97           $20,687        $17,253
4/23/97           $20,653        $17,231
4/24/97           $20,520        $17,176
4/25/97           $20,242        $17,047
4/28/97           $20,509        $17,216
4/29/97           $21,454        $17,686
4/30/97           $21,609        $17,848
5/01/97           $21,565        $17,785
5/02/97           $22,154        $18,107
5/05/97           $22,954        $18,493
5/06/97           $22,877        $18,436
5/07/97           $22,198        $18,166
5/08/97           $22,399        $18,269
5/09/97           $22,676        $18,370
5/12/97           $23,166        $18,657
5/13/97           $23,010        $18,556
5/14/97           $23,110        $18,654
5/15/97           $23,310        $18,751
5/16/97           $22,788        $18,481
5/19/97           $22,954        $18,559
5/20/97           $23,310        $18,746
5/21/97           $23,232        $18,695
5/22/97           $23,121        $18,612
5/23/97           $23,455        $18,866
5/27/97           $23,610        $18,925
5/28/97           $23,566        $18,870
5/29/97           $23,366        $18,800
5/30/97           $23,577        $18,893
6/02/97           $23,410        $18,851
6/03/97           $23,299        $18,831
6/04/97           $23,232        $18,712
6/05/97           $23,388        $18,785
6/06/97           $24,066        $19,110
6/09/97           $24,222        $19,219
6/10/97           $24,344        $19,272
6/11/97           $24,433        $19,368
6/12/97           $25,077        $19,677
6/13/97           $25,433        $19,896
6/16/97           $25,467        $19,910
6/17/97           $25,411        $19,921
6/18/97           $25,255        $19,803
6/19/97           $25,611        $20,001
6/20/97           $25,511        $20,016
6/23/97           $24,544        $19,569
6/24/97           $25,500        $19,964
6/25/97           $25,133        $19,800
6/26/97           $25,033        $19,682
6/27/97           $25,155        $19,763
6/30/97           $24,889        $19,714
7/01/97           $25,333        $19,846
7/02/97           $25,933        $20,135
7/03/97           $26,467        $20,422
7/07/97           $26,089        $20,317
7/08/97           $26,489        $20,463
7/09/97           $26,045        $20,213
7/10/97           $26,211        $20,352
7/11/97           $26,345        $20,417
7/14/97           $26,445        $20,455
7/15/97           $26,667        $20,619
7/16/97           $27,123        $20,860
7/17/97           $26,934        $20,749
7/18/97           $26,056        $20,386
7/21/97           $26,078        $20,334
7/22/97           $27,112        $20,802
7/23/97           $27,078        $20,860
7/24/97           $27,278        $20,943
7/25/97           $27,234        $20,909
7/28/97           $27,178        $20,857
7/29/97           $27,334        $20,987
7/30/97           $27,779        $21,210
7/31/97           $27,823        $21,255
8/01/97           $27,601        $21,095
8/04/97           $27,712        $21,166
8/05/97           $27,768        $21,212
8/06/97           $28,079        $21,389
8/07/97           $27,745        $21,186
8/08/97           $26,900        $20,792
8/11/97           $27,145        $20,870
8/12/97           $26,534        $20,636
8/13/97           $26,434        $20,536
8/14/97           $26,534        $20,597
8/15/97           $25,311        $20,063
8/18/97           $26,100        $20,324
8/19/97           $26,634        $20,625
8/20/97           $27,223        $20,922
8/21/97           $26,467        $20,603
8/22/97           $26,445        $20,570
8/25/97           $26,322        $20,494
8/26/97           $25,667        $20,335
8/27/97           $25,933        $20,351
8/28/97           $25,344        $20,127
8/29/97           $25,455        $20,034
9/02/97           $26,734        $20,660
9/03/97           $26,523        $20,666
9/04/97           $26,723        $20,733
9/05/97           $26,678        $20,692
9/08/97           $26,745        $20,740
9/09/97           $26,789        $20,794
9/10/97           $26,000        $20,469
9/11/97           $25,722        $20,326
9/12/97           $26,356        $20,578
9/15/97           $26,245        $20,486
9/16/97           $27,301        $21,062
9/17/97           $27,278        $21,003
9/18/97           $27,378        $21,099
9/19/97           $27,490        $21,170
9/22/97           $27,734        $21,280
9/23/97           $27,556        $21,202
9/24/97           $27,234        $21,036
9/25/97           $26,900        $20,890
9/26/97           $27,189        $21,053
9/29/97           $27,556        $21,233
9/30/97           $27,256        $21,098
10/01/97          $27,634        $21,280
10/02/97          $27,879        $21,392
10/03/97          $28,157        $21,494
10/06/97          $28,423        $21,664
10/07/97          $28,790        $21,897
10/08/97          $28,468        $21,690
10/09/97          $28,279        $21,618
10/10/97          $28,212        $21,537
10/13/97          $28,212        $21,562
10/14/97          $28,268        $21,611
10/15/97          $28,090        $21,509
10/16/97          $27,512        $21,276
10/17/97          $27,034        $21,029
10/20/97          $27,612        $21,284
10/21/97          $28,346        $21,655
10/22/97          $28,134        $21,571
10/23/97          $27,323        $21,174
10/24/97          $26,845        $20,973
10/27/97          $23,933        $19,533
10/28/97          $25,856        $20,519
10/29/97          $25,878        $20,472
10/30/97          $25,033        $20,127
10/31/97          $25,822        $20,371
11/03/97          $26,734        $20,914
11/04/97          $26,600        $20,953
11/05/97          $26,800        $20,998
11/06/97          $26,600        $20,892
11/07/97          $26,167        $20,658
11/10/97          $25,933        $20,516
11/11/97          $25,967        $20,575
11/12/97          $25,222        $20,178
11/13/97          $25,655        $20,416
11/14/97          $26,189        $20,677
11/17/97          $26,923        $21,074
11/18/97          $26,611        $20,897
11/19/97          $26,834        $21,039
11/20/97          $27,479        $21,359
11/21/97          $27,745        $21,451
11/24/97          $26,923        $21,085
11/25/97          $27,012        $21,177
11/26/97          $27,145        $21,196
11/28/97          $27,167        $21,279
12/01/97          $28,201        $21,711
12/02/97          $28,012        $21,642
12/03/97          $28,134        $21,755
12/04/97          $28,090        $21,674
12/05/97          $28,524        $21,912
12/08/97          $28,446        $21,880
12/09/97          $28,190        $21,733
12/10/97          $27,834        $21,600
12/11/97          $27,154        $21,269
12/12/97          $27,199        $21,235
12/15/97          $27,544        $21,457
12/16/97          $27,800        $21,561
12/17/97          $27,600        $21,505
12/18/97          $27,154        $21,277
12/19/97          $26,831        $21,087
12/22/97          $27,065        $21,241
12/23/97          $26,330        $20,917
12/24/97          $26,208        $20,774
12/26/97          $26,364        $20,857
12/29/97          $27,188        $21,234
12/30/97          $27,778        $21,623
12/31/97          $27,767        $21,614
1/02/98           $28,012        $21,716
1/05/98           $28,112        $21,762
1/06/98           $27,444        $21,528
1/07/98           $27,555        $21,471
1/08/98           $27,032        $21,294
1/09/98           $25,718        $20,662
1/12/98           $26,364        $20,919
1/13/98           $26,954        $21,206
1/14/98           $27,121        $21,336
1/15/98           $26,776        $21,175
1/16/98           $27,333        $21,415
1/20/98           $28,057        $21,796
1/21/98           $27,645        $21,622
1/22/98           $27,266        $21,450
1/23/98           $27,166        $21,328
1/26/98           $27,132        $21,314
1/27/98           $27,578        $21,583
1/28/98           $27,934        $21,771
1/29/98           $28,168        $21,950
1/30/98           $28,168        $21,833
2/02/98           $28,892        $22,301
2/03/98           $29,170        $22,406
2/04/98           $29,137        $22,426
2/05/98           $29,115        $22,352
2/06/98           $29,516        $22,550
2/09/98           $29,371        $22,512
2/10/98           $29,772        $22,696
2/11/98           $29,761        $22,718
2/12/98           $29,894        $22,810
2/13/98           $29,705        $22,720
2/17/98           $29,928        $22,780
2/18/98           $30,273        $22,987
2/19/98           $30,084        $22,903
2/20/98           $30,384        $23,035
2/23/98           $30,552        $23,122
2/24/98           $30,217        $22,953
2/25/98           $30,741        $23,228
2/26/98           $31,030        $23,357
2/27/98           $30,975        $23,372
3/02/98           $30,952        $23,335
3/03/98           $31,186        $23,431
3/04/98           $30,863        $23,327
3/05/98           $30,440        $23,053
3/06/98           $31,275        $23,513
3/09/98           $31,131        $23,438
3/10/98           $31,632        $23,704
3/11/98           $31,788        $23,798
3/12/98           $31,955        $23,830
3/13/98           $31,832        $23,800
3/16/98           $32,311        $24,038
3/17/98           $32,412        $24,065
3/18/98           $32,579        $24,177
3/19/98           $32,757        $24,271
3/20/98           $33,191        $24,481
3/23/98           $33,058        $24,401
3/24/98           $33,470        $24,626
3/25/98           $33,314        $24,543
3/26/98           $33,191        $24,518
3/27/98           $33,046        $24,398
3/30/98           $32,980        $24,356
3/31/98           $33,214        $24,539
4/01/98           $33,559        $24,682
4/02/98           $34,127        $24,946
4/03/98           $34,305        $25,006
4/06/98           $33,971        $24,976
4/07/98           $33,603        $24,713
4/08/98           $33,269        $24,537
4/09/98           $33,637        $24,738
4/13/98           $33,537        $24,716
4/14/98           $33,893        $24,851
4/15/98           $34,038        $24,930
4/16/98           $33,470        $24,682
4/17/98           $34,149        $25,006
4/20/98           $34,093        $25,027
4/21/98           $34,372        $25,087
4/22/98           $34,428        $25,168
4/23/98           $33,982        $24,936
4/24/98           $33,369        $24,676
4/27/98           $32,490        $24,200
4/28/98           $32,389        $24,168
4/29/98           $32,668        $24,380
4/30/98           $33,648        $24,762
5/01/98           $34,116        $24,968
5/04/98           $34,060        $24,992
5/05/98           $33,704        $24,849
5/06/98           $33,124        $24,610
5/07/98           $32,735        $24,392
5/08/98           $33,492        $24,681
5/11/98           $33,358        $24,648
5/12/98           $33,804        $24,852
5/13/98           $33,893        $24,920
5/14/98           $33,704        $24,887
5/15/98           $33,381        $24,694
5/18/98           $33,202        $24,630
5/19/98           $33,503        $24,712
5/20/98           $33,904        $24,924
5/21/98           $33,648        $24,826
5/22/98           $33,470        $24,733
5/26/98           $32,590        $24,367
5/27/98           $32,679        $24,327
5/28/98           $32,868        $24,446
5/29/98           $32,456        $24,296
6/01/98           $32,623        $24,299
6/02/98           $32,657        $24,345
6/03/98           $31,933        $24,115
6/04/98           $32,735        $24,385
6/05/98           $33,626        $24,809
6/08/98           $33,614        $24,850
6/09/98           $33,737        $24,910
6/10/98           $33,447        $24,773
6/11/98           $32,512        $24,379
6/12/98           $32,868        $24,474
6/15/98           $31,699        $23,988
6/16/98           $32,311        $24,224
6/17/98           $33,291        $24,658
6/18/98           $33,136        $24,642
6/19/98           $32,879        $24,514
6/22/98           $33,058        $24,572
6/23/98           $33,670        $24,934
6/24/98           $34,372        $25,232
6/25/98           $34,260        $25,152
6/26/98           $34,450        $25,239
6/29/98           $34,639        $25,357
6/30/98           $34,272        $25,254
7/01/98           $34,884        $25,582
7/02/98           $34,951        $25,534
7/06/98           $35,475        $25,776
7/07/98           $35,374        $25,717
7/08/98           $35,742        $25,978
7/09/98           $35,397        $25,804
7/10/98           $35,630        $25,933
7/13/98           $35,697        $25,952
7/14/98           $36,254        $26,228
7/15/98           $36,143        $26,166
7/16/98           $36,510        $26,371
7/17/98           $36,633        $26,432
7/20/98           $36,611        $26,373
7/21/98           $35,664        $25,949
7/22/98           $35,619        $25,927
7/23/98           $34,506        $25,385
7/24/98           $34,517        $25,409
7/27/98           $34,784        $25,553
7/28/98           $33,982        $25,174
7/29/98           $33,715        $25,061
7/30/98           $34,483        $25,455
7/31/98           $33,436        $24,960
8/03/98           $33,180        $24,777
8/04/98           $31,264        $23,879
8/05/98           $31,844        $24,086
8/06/98           $32,066        $24,269
8/07/98           $32,144        $24,265
8/10/98           $31,866        $24,124
8/11/98           $31,131        $23,809
8/12/98           $31,944        $24,149
8/13/98           $31,353        $23,941
8/14/98           $30,785        $23,670
8/17/98           $31,732        $24,136
8/18/98           $32,623        $24,527
8/19/98           $32,478        $24,457
8/20/98           $32,144        $24,313
8/21/98           $31,777        $24,081
8/24/98           $32,055        $24,236
8/25/98           $32,189        $24,341
8/26/98           $31,832        $24,148
8/27/98           $29,716        $23,221
8/28/98           $29,371        $22,880
8/31/98           $26,241        $21,327
9/01/98           $27,912        $22,144
9/02/98           $27,611        $22,061
9/03/98           $27,355        $21,878
9/04/98           $26,976        $21,691
9/08/98           $29,059        $22,795
9/09/98           $28,146        $22,411
9/10/98           $26,887        $21,831
9/11/98           $28,368        $22,474
9/14/98           $29,159        $22,935
9/15/98           $29,438        $23,112
9/16/98           $29,861        $23,286
9/17/98           $28,669        $22,693
9/18/98           $28,725        $22,720
9/21/98           $28,769        $22,805
9/22/98           $29,092        $22,936
9/23/98           $30,685        $23,745
9/24/98           $29,649        $23,224
9/25/98           $29,627        $23,269
9/28/98           $30,006        $23,357
9/29/98           $29,839        $23,365
9/30/98           $28,491        $22,652
10/01/98          $27,199        $21,970
10/02/98          $27,923        $22,331
10/05/98          $27,221        $22,018
10/06/98          $27,166        $21,929
10/07/98          $26,564        $21,620
10/08/98          $26,152        $21,369
10/09/98          $27,099        $21,923
10/12/98          $27,656        $22,222
10/13/98          $27,555        $22,157
10/14/98          $27,934        $22,396
10/15/98          $29,972        $23,330
10/16/98          $30,173        $23,529
10/19/98          $30,351        $23,662
10/20/98          $30,496        $23,697
10/21/98          $30,540        $23,830
10/22/98          $31,064        $24,021
10/23/98          $30,574        $23,847
10/26/98          $30,785        $23,883
10/27/98          $30,518        $23,728
10/28/98          $30,440        $23,789
10/29/98          $31,443        $24,187
10/30/98          $31,855        $24,470
11/02/98          $32,523        $24,758
11/03/98          $32,267        $24,741
11/04/98          $32,701        $24,916
11/05/98          $33,392        $25,250
11/06/98          $33,716        $25,413
11/09/98          $33,219        $25,173
11/10/98          $32,948        $25,129
11/11/98          $32,779        $24,967
11/12/98          $32,666        $24,894
11/13/98          $33,050        $25,073
11/16/98          $33,467        $25,299
11/17/98          $33,547        $25,376
11/18/98          $33,818        $25,491
11/19/98          $34,201        $25,672
11/20/98          $34,608        $25,915
11/23/98          $35,771        $26,465
11/24/98          $35,455        $26,348
11/25/98          $35,489        $26,435
11/27/98          $35,816        $26,556
11/30/98          $34,427        $25,917
12/01/98          $34,947        $26,177
12/02/98          $34,834        $26,087
12/03/98          $33,930        $25,617
12/04/98          $35,139        $26,209
12/07/98          $35,511        $26,453
12/08/98          $35,229        $26,313
12/09/98          $35,342        $26,360
12/10/98          $34,540        $25,948
12/11/98          $34,472        $25,980
12/14/98          $33,298        $25,418
12/15/98          $34,359        $25,899
12/16/98          $34,359        $25,880
12/17/98          $35,139        $26,281
12/18/98          $35,398        $26,461
12/21/98          $36,144        $26,791
12/22/98          $36,200        $26,807
12/23/98          $37,386        $27,363
12/24/98          $37,261        $27,312
12/28/98          $37,047        $27,295
12/29/98          $37,961        $27,658
12/30/98          $37,431        $27,438
12/31/98          $37,521        $27,378
1/04/99           $37,363        $27,353
1/05/99           $37,961        $27,725
1/06/99           $39,203        $28,338
1/07/99           $39,079        $28,280
1/08/99           $39,463        $28,400
1/11/99           $38,865        $28,150
1/12/99           $37,803        $27,607
1/13/99           $37,363        $27,493
1/14/99           $36,415        $26,999
1/15/99           $37,781        $27,691
1/19/99           $38,153        $27,861
1/20/99           $38,571        $27,988
1/21/99           $37,160        $27,510
1/22/99           $36,990        $27,288
1/25/99           $37,453        $27,484
1/26/99           $38,402        $27,892
1/27/99           $37,769        $27,689
1/28/99           $38,639        $28,183
1/29/99           $39,294        $28,501
2/01/99           $38,978        $28,353
2/02/99           $38,526        $28,108
2/03/99           $39,091        $28,332
2/04/99           $38,131        $27,807
2/05/99           $37,476        $27,605
2/08/99           $37,668        $27,702
2/09/99           $36,392        $27,087
2/10/99           $36,697        $27,252
2/11/99           $38,278        $27,931
2/12/99           $37,205        $27,398
2/16/99           $37,476        $27,660
2/17/99           $36,821        $27,262
2/18/99           $37,295        $27,558
2/19/99           $37,476        $27,600
2/22/99           $38,910        $28,334
2/23/99           $38,921        $28,313
2/24/99           $37,984        $27,917
2/25/99           $37,510        $27,730
2/26/99           $37,227        $27,581
3/01/99           $37,284        $27,533
3/02/99           $36,844        $27,295
3/03/99           $37,013        $27,344
3/04/99           $37,758        $27,766
3/05/99           $39,068        $28,408
3/08/99           $39,339        $28,570
3/09/99           $39,192        $28,506
3/10/99           $39,565        $28,661
3/11/99           $40,208        $28,903
3/12/99           $39,791        $28,834
3/15/99           $40,457        $29,116
3/16/99           $40,423        $29,096
3/17/99           $40,073        $28,906
3/18/99           $40,931        $29,323
3/19/99           $40,005        $28,939
3/22/99           $40,005        $28,888
3/23/99           $38,300        $28,111
3/24/99           $38,616        $28,255
3/25/99           $39,689        $28,732
3/26/99           $39,384        $28,571
3/29/99           $40,536        $29,181
3/30/99           $40,129        $28,971
3/31/99           $39,373        $28,651
4/01/99           $39,734        $28,815
4/02/99           $39,734        $28,815
4/05/99           $41,055        $29,425
4/06/99           $40,875        $29,353
4/07/99           $41,304        $29,553
4/08/99           $42,117        $29,934
4/09/99           $42,275        $30,031
4/12/99           $42,805        $30,260
4/13/99           $42,365        $30,064
4/14/99           $41,304        $29,588
4/15/99           $41,078        $29,463
4/16/99           $40,875        $29,378
4/19/99           $39,486        $28,720
4/20/99           $40,208        $29,092
4/21/99           $41,654        $29,759
4/22/99           $42,670        $30,265
4/23/99           $42,568        $30,221
4/26/99           $42,715        $30,292
4/27/99           $42,884        $30,353
4/28/99           $42,297        $30,088
4/29/99           $41,857        $29,908
4/30/99           $41,417        $29,738
5/03/99           $42,399        $30,171
5/04/99           $41,383        $29,667
5/05/99           $42,060        $30,008
5/06/99           $41,417        $29,668
5/07/99           $41,992        $29,957
5/10/99           $41,721        $29,852
5/11/99           $42,433        $30,193
5/12/99           $42,873        $30,380
5/13/99           $43,043        $30,459
5/14/99           $41,631        $29,796
5/17/99           $41,665        $29,834
5/18/99           $41,394        $29,697
5/19/99           $41,913        $29,940
5/20/99           $41,654        $29,819
5/21/99           $41,213        $29,629
5/24/99           $40,129        $29,110
5/25/99           $39,079        $28,607
5/26/99           $39,994        $29,061
5/27/99           $38,921        $28,540
5/28/99           $39,836        $28,996
6/01/99           $39,531        $28,827
6/02/99           $39,531        $28,839
6/03/99           $39,779        $28,944
6/04/99           $41,044        $29,573
6/07/99           $41,349        $29,723
6/08/99           $40,581        $29,341
6/09/99           $40,592        $29,370
6/10/99           $39,870        $29,017
6/11/99           $39,441        $28,813
6/14/99           $39,463        $28,821
6/15/99           $39,824        $28,980
6/16/99           $41,112        $29,632
6/17/99           $41,586        $29,843
6/18/99           $41,688        $29,909
6/21/99           $41,981        $30,046
6/22/99           $41,371        $29,754
6/23/99           $41,179        $29,691
6/24/99           $40,423        $29,306
6/25/99           $40,423        $29,296
6/28/99           $41,157        $29,653
6/29/99           $42,004        $30,100
6/30/99           $42,907        $30,573
7/01/99           $43,438        $30,758
7/02/99           $43,923        $30,986
7/06/99           $43,765        $30,917
7/07/99           $44,104        $31,090
7/08/99           $44,059        $31,058
7/09/99           $44,431        $31,255
7/12/99           $44,273        $31,162
7/13/99           $44,002        $31,038
7/14/99           $44,183        $31,141
7/15/99           $44,736        $31,396
7/16/99           $45,177        $31,600
7/19/99           $44,668        $31,352
7/20/99           $43,155        $30,672
7/21/99           $43,223        $30,721
7/22/99           $42,376        $30,312
7/23/99           $42,173        $30,223
7/26/99           $41,755        $30,018
7/27/99           $42,455        $30,354
7/28/99           $42,602        $30,411
7/29/99           $41,462        $29,868
7/30/99           $40,807        $29,594
8/02/99           $40,807        $29,579
8/03/99           $40,525        $29,449
8/04/99           $39,712        $29,073
8/05/99           $40,118        $29,260
8/06/99           $39,520        $28,961
8/09/99           $39,429        $28,906
8/10/99           $38,661        $28,541
8/11/99           $39,576        $28,998
8/12/99           $39,429        $28,914
8/13/99           $40,784        $29,571
8/16/99           $40,942        $29,640
8/17/99           $41,529        $29,938
8/18/99           $40,999        $29,686
8/19/99           $40,570        $29,480
8/20/99           $41,112        $29,770
8/23/99           $42,241        $30,296
8/24/99           $42,365        $30,369
8/25/99           $43,234        $30,776
8/26/99           $42,320        $30,336
8/27/99           $41,676        $30,030
8/30/99           $40,502        $29,490
8/31/99           $40,333        $29,409
9/01/99           $40,852        $29,647
9/02/99           $40,242        $29,380
9/03/99           $42,060        $30,229
9/07/99           $41,699        $30,078
9/08/99           $41,371        $29,938
9/09/99           $41,507        $30,016
9/10/99           $41,699        $30,105
9/13/99           $41,394        $29,937
9/14/99           $40,999        $29,763
9/15/99           $40,141        $29,355
9/16/99           $40,163        $29,366
9/17/99           $40,931        $29,743
9/20/99           $40,942        $29,746
9/21/99           $39,610        $29,123
9/22/99           $39,745        $29,189
9/23/99           $38,323        $28,526
9/24/99           $38,232        $28,450
9/27/99           $38,470        $28,583
9/28/99           $38,413        $28,558
9/29/99           $37,792        $28,250
9/30/99           $38,413        $28,569
10/01/99          $38,436        $28,572
10/04/99          $39,418        $29,057
10/05/99          $39,316        $28,985
10/06/99          $40,310        $29,520
10/07/99          $40,028        $29,347
10/08/99          $40,829        $29,757
10/11/99          $40,773        $29,739
10/12/99          $39,791        $29,245
10/13/99          $38,436        $28,633
10/14/99          $38,368        $28,585
10/15/99          $36,742        $27,783
10/18/99          $37,047        $27,933
10/19/99          $37,329        $28,093
10/20/99          $38,549        $28,719
10/21/99          $38,311        $28,589
10/22/99          $39,079        $28,991
10/25/99          $38,752        $28,813
10/26/99          $38,187        $28,552
10/27/99          $38,876        $28,881
10/28/99          $40,965        $29,900
10/29/99          $41,880        $30,356
11/01/99          $41,484        $30,160
11/02/99          $41,112        $30,018
11/03/99          $41,439        $30,178
11/04/99          $41,812        $30,350
11/05/99          $42,165        $30,519
11/08/99          $42,482        $30,670
11/09/99          $41,939        $30,408
11/10/99          $42,312        $30,591
11/11/99          $42,651        $30,769
11/12/99          $43,374        $31,094
11/15/99          $43,306        $31,057
11/16/99          $44,537        $31,628
11/17/99          $44,063        $31,420
11/18/99          $44,673        $31,737
11/19/99          $44,549        $31,672
11/22/99          $44,492        $31,648
11/23/99          $43,747        $31,285
11/24/99          $44,311        $31,562
11/26/99          $44,244        $31,552
11/29/99          $43,826        $31,356
11/30/99          $42,900        $30,938
12/01/99          $43,374        $31,131
12/02/99          $43,871        $31,383
12/03/99          $45,034        $31,923
12/06/99          $44,515        $31,702
12/07/99          $43,973        $31,386
12/08/99          $43,600        $31,268
12/09/99          $43,792        $31,362
12/10/99          $44,153        $31,561
12/13/99          $44,153        $31,521
12/14/99          $43,555        $31,252
12/15/99          $43,984        $31,479
12/16/99          $44,289        $31,600
12/17/99          $44,436        $31,651
12/20/99          $44,199        $31,585
12/21/99          $44,944        $31,926
12/22/99          $45,046        $31,987
12/24/99          $46,096        $32,481
12/27/99          $45,983        $32,453
12/28/99          $46,096        $32,466
12/29/99          $46,266        $32,595
12/30/99          $46,266        $32,618
12/31/99          $46,525        $32,724
1/03/00           $45,814        $32,412
1/04/00           $43,159        $31,169
1/05/00           $43,295        $31,229
1/06/00           $43,272        $31,259
1/07/00           $45,170        $32,105
1/10/00           $45,859        $32,465
1/11/00           $44,978        $32,041
1/12/00           $44,639        $31,900
1/13/00           $45,464        $32,288
1/17/00           $46,266        $32,633
1/18/00           $45,712        $32,410
1/19/00           $45,769        $32,427
1/20/00           $45,204        $32,197
1/21/00           $45,057        $32,103
1/24/00           $43,159        $31,224
1/25/00           $43,543        $31,405
1/26/00           $43,306        $31,273
1/27/00           $43,080        $31,150
1/28/00           $41,217        $30,294
1/31/00           $42,708        $31,058
2/01/00           $43,453        $31,388
2/02/00           $43,408        $31,385
2/03/00           $44,210        $31,738
2/04/00           $44,210        $31,725
2/07/00           $44,153        $31,694
2/08/00           $44,989        $32,112
2/09/00           $43,589        $31,443
2/10/00           $43,781        $31,557
2/11/00           $42,459        $30,895
2/14/00           $42,583        $30,958
2/15/00           $43,159        $31,227
2/16/00           $42,425        $30,907
2/17/00           $42,380        $30,920
2/18/00           $40,595        $29,981
2/22/00           $40,765        $30,116
2/23/00           $41,228        $30,306
2/24/00           $40,787        $30,145
2/25/00           $40,008        $29,698
2/28/00           $40,584        $30,025
2/29/00           $41,442        $30,434
3/01/00           $41,985        $30,718
3/02/00           $42,154        $30,776
3/03/00           $43,408        $31,386
3/06/00           $42,549        $30,988
3/07/00           $40,945        $30,193
3/08/00           $41,431        $30,440
3/09/00           $42,979        $31,219
3/10/00           $42,741        $31,072
3/13/00           $42,188        $30,817
3/14/00           $41,104        $30,272
3/15/00           $42,527        $31,007
3/16/00           $45,565        $32,484
3/17/00           $45,825        $32,618
3/20/00           $45,452        $32,443
3/21/00           $47,203        $33,273
3/22/00           $47,429        $33,423
3/23/00           $48,773        $34,018
3/24/00           $48,886        $34,021
3/27/00           $48,626        $33,940
3/28/00           $47,790        $33,581
3/29/00           $47,926        $33,599
3/30/00           $46,808        $33,140
3/31/00           $47,361        $33,377
4/03/00           $47,757        $33,542
4/04/00           $47,237        $33,292
4/05/00           $46,819        $33,128
4/06/00           $47,463        $33,439
4/07/00           $48,220        $33,773
4/10/00           $47,610        $33,508
4/11/00           $47,463        $33,422
4/12/00           $45,678        $32,678
4/13/00           $44,537        $32,084
4/14/00           $40,460        $30,231
4/17/00           $42,549        $31,214
4/18/00           $44,368        $32,109
4/19/00           $43,792        $31,794
4/21/00           $44,063        $31,951
4/24/00           $43,826        $31,847
4/25/00           $46,040        $32,907
4/26/00           $45,294        $32,540
4/27/00           $45,407        $32,628
4/28/00           $44,865        $32,350
5/01/00           $45,577        $32,702
5/02/00           $44,560        $32,213
5/03/00           $43,125        $31,518
5/04/00           $42,866        $31,391
5/05/00           $43,882        $31,909
5/08/00           $43,476        $31,720
5/09/00           $42,967        $31,452
5/10/00           $41,601        $30,804
5/11/00           $42,741        $31,356
5/12/00           $43,351        $31,649
5/15/00           $44,718        $32,348
5/16/00           $45,373        $32,653
5/17/00           $44,594        $32,246
5/18/00           $44,063        $32,011
5/19/00           $42,651        $31,337
5/22/00           $42,346        $31,198
5/23/00           $41,160        $30,600
5/24/00           $42,233        $31,161
5/25/00           $41,499        $30,770
5/26/00           $41,318        $30,692
5/30/00           $43,306        $31,682
5/31/00           $43,148        $31,641
6/01/00           $44,436        $32,269
6/02/00           $45,746        $32,903
6/05/00           $45,317        $32,688
6/06/00           $44,876        $32,470
6/07/00           $45,464        $32,771
6/08/00           $45,046        $32,555
6/09/00           $44,820        $32,450
6/12/00           $44,311        $32,206
6/13/00           $45,385        $32,728
6/14/00           $45,430        $32,753
6/15/00           $45,735        $32,932
6/16/00           $45,181        $32,617
6/19/00           $46,141        $33,097
6/20/00           $45,701        $32,873
6/21/00           $45,769        $32,944
6/22/00           $44,571        $32,344
6/23/00           $44,052        $32,106
6/26/00           $44,673        $32,412
6/27/00           $44,481        $32,308
6/28/00           $44,628        $32,403
6/29/00           $44,007        $32,126
6/30/00           $44,504        $32,398
7/03/00           $45,249        $32,726
7/05/00           $44,176        $32,211
7/06/00           $44,662        $32,444
7/07/00           $45,678        $32,939
7/10/00           $45,520        $32,866
7/11/00           $45,746        $32,983
7/12/00           $46,299        $33,251
7/13/00           $46,435        $33,316
7/14/00           $47,034        $33,631
7/17/00           $47,068        $33,643
7/18/00           $46,333        $33,270
7/19/00           $45,791        $33,007
7/20/00           $46,424        $33,308
7/21/00           $45,633        $32,968
7/24/00           $44,865        $32,614
7/25/00           $45,317        $32,840
7/26/00           $44,402        $32,349
7/27/00           $44,221        $32,287
7/28/00           $42,843        $31,625
7/31/00           $43,261        $31,868
8/01/00           $43,611        $32,030
8/02/00           $43,724        $32,044
8/03/00           $44,289        $32,352
8/04/00           $44,741        $32,583
8/07/00           $45,531        $32,948
8/08/00           $45,690        $33,026
8/09/00           $45,249        $32,805
8/10/00           $44,650        $32,524
8/11/00           $45,170        $32,782
8/14/00           $46,085        $33,221
8/15/00           $45,814        $33,062
8/16/00           $45,543        $32,960
8/17/00           $46,299        $33,322
8/18/00           $46,107        $33,225
8/21/00           $46,446        $33,397
8/22/00           $46,390        $33,367
8/23/00           $46,717        $33,542
8/24/00           $46,842        $33,594
8/25/00           $46,751        $33,553
8/28/00           $47,113        $33,723
8/29/00           $46,876        $33,628
8/30/00           $46,503        $33,467
8/31/00           $47,237        $33,803
9/01/00           $47,384        $33,872
9/05/00           $46,729        $33,567
9/06/00           $46,006        $33,236
9/07/00           $46,480        $33,465
9/08/00           $46,074        $33,287
9/11/00           $45,836        $33,170
9/12/00           $45,509        $33,008
9/13/00           $45,644        $33,073
9/14/00           $45,441        $32,983
9/15/00           $44,718        $32,648
9/18/00           $43,747        $32,173
9/19/00           $44,413        $32,516
9/20/00           $44,018        $32,325
9/21/00           $43,939        $32,274
9/22/00           $43,905        $32,267
9/25/00           $43,464        $32,051
9/26/00           $42,922        $31,788
9/27/00           $42,866        $31,774
9/28/00           $44,300        $32,480
9/29/00           $43,284        $31,995
10/02/00          $43,261        $31,989
10/03/00          $42,753        $31,771
10/04/00          $43,182        $31,946
10/05/00          $43,284        $31,990
10/06/00          $42,007        $31,382
10/09/00          $41,702        $31,227
10/10/00          $41,025        $30,869
10/11/00          $39,997        $30,393
10/12/00          $38,483        $29,618
10/13/00          $40,381        $30,606
10/16/00          $40,448        $30,617
10/17/00          $39,330        $30,067
10/18/00          $38,980        $29,893
10/19/00          $41,002        $30,931
10/20/00          $41,363        $31,113
10/23/00          $41,363        $31,088
10/24/00          $41,488        $31,140
10/25/00          $39,929        $30,400
10/26/00          $39,884        $30,390
10/27/00          $40,607        $30,727
10/30/00          $41,397        $31,152
10/31/00          $42,696        $31,837
11/01/00          $42,369        $31,654
11/02/00          $42,719        $31,813
11/03/00          $42,617        $31,776
11/06/00          $42,866        $31,899
11/07/00          $42,798        $31,892
11/08/00          $41,747        $31,388
11/09/00          $41,352        $31,185
11/10/00          $39,827        $30,424
11/13/00          $39,183        $30,096
11/14/00          $40,595        $30,802
11/15/00          $40,878        $30,955
11/16/00          $40,087        $30,565
11/17/00          $39,918        $30,463
11/20/00          $38,765        $29,904
11/21/00          $38,935        $30,009
11/23/00          $37,851        $29,453
11/24/00          $38,675        $29,885
11/27/00          $39,070        $30,045
11/28/00          $38,415        $29,758
11/29/00          $38,653        $29,888
11/30/00          $37,399        $29,287
12/01/00          $37,512        $29,294
12/04/00          $37,930        $29,511
12/05/00          $40,132        $30,659
12/06/00          $39,003        $30,101
12/07/00          $38,675        $29,924
12/08/00          $39,805        $30,511
12/11/00          $40,200        $30,741
12/12/00          $39,872        $30,540
12/13/00          $39,364        $30,291
12/14/00          $38,461        $29,866
12/15/00          $37,252        $29,225
12/18/00          $37,681        $29,461
12/19/00          $36,924        $29,079
12/20/00          $35,185        $28,169
12/21/00          $35,603        $28,395
12/22/00          $36,936        $29,087
12/26/00          $37,365        $29,293
12/26/00          $37,365        $29,087
12/27/00          $37,907        $29,599
12/28/00          $38,088        $29,717
12/29/00          $37,421        $29,406
1/02/01           $35,863        $28,582
1/03/01           $38,641        $30,014
1/04/01           $37,975        $29,697
1/05/01           $36,461        $28,918
1/08/01           $36,292        $28,862
1/09/01           $36,473        $28,972
1/10/01           $37,071        $29,250
1/11/01           $37,568        $29,552
1/12/01           $37,229        $29,363
1/16/01           $37,557        $29,548
1/17/01           $37,692        $29,611
1/18/01           $38,461        $30,023
1/19/01           $38,212        $29,902
1/22/01           $38,257        $29,910
1/23/01           $38,946        $30,300
1/24/01           $39,150        $30,387
1/25/01           $38,845        $30,235
1/26/01           $38,743        $30,178
1/29/01           $39,093        $30,384
1/30/01           $39,522        $30,597
1/31/01           $39,217        $30,425
2/01/01           $39,477        $30,591
2/02/01           $38,415        $30,056
2/05/01           $38,664        $30,164
2/06/01           $38,551        $30,118
2/07/01           $38,076        $29,865
2/08/01           $37,704        $29,679
2/09/01           $36,947        $29,283
2/12/01           $37,602        $29,630
2/13/01           $37,082        $29,373
2/14/01           $37,015        $29,309
2/15/01           $37,455        $29,547
2/16/01           $36,348        $28,989
2/20/01           $35,399        $28,485
2/21/01           $34,372        $27,958
2/22/01           $34,293        $27,904
2/23/01           $34,033        $27,749
2/26/01           $34,925        $28,234
2/27/01           $34,485        $28,018
2/28/01           $33,728        $27,617
3/01/01           $33,796        $27,646
3/02/01           $33,479        $27,489
3/05/01           $33,818        $27,650
3/06/01           $34,349        $27,926
3/07/01           $34,665        $28,106
3/08/01           $34,744        $28,169
3/09/01           $33,457        $27,472
3/12/01           $31,220        $26,285
3/13/01           $31,977        $26,675
3/14/01           $30,701        $25,986
3/15/01           $31,006        $26,138
3/16/01           $30,057        $25,625
3/19/01           $30,870        $26,077
3/20/01           $29,707        $25,449
3/21/01           $28,916        $24,993
3/22/01           $28,724        $24,892
3/23/01           $29,628        $25,387
3/26/01           $30,170        $25,674
3/27/01           $31,232        $26,330
3/28/01           $30,057        $25,687
3/29/01           $29,899        $25,568
3/30/01           $30,328        $25,844

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 3-31-01

---------------------------------------------------------------------------------------------------------------------------------
                                               INVESTOR CLASS                             ADVISOR CLASS               C CLASS
                                                 (7-12-93)                                 (10-15-98)                (3-14-01)
                              ------------------------------------------------   -------------------------------   --------------
                                   ONE              FIVE            SINCE             ONE             SINCE            SINCE
                                   YEAR             YEAR          INCEPTION           YEAR          INCEPTION        INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Nova Fund                             -35.96%           13.16%           15.45%         -36.30%           -0.02%            -1.25%
S&P
 500-Registered Trademark-
 Index                                -22.57%           12.44%           13.09%         -22.57%            4.25%            -0.55%
---------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR
CLASS SHARES AND C CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

URSA FUND

OBJECTIVE: TO PROVIDE INVESTMENT RETURNS THAT CORRESPOND TO THE INVERSE (OPPOSITE) OF THE DAILY PERFORMANCE OF THE S&P 500 INDEX.

INCEPTION: JANUARY 7, 1994

The Ursa Fund is designed to be 100% short the market at all times. To achieve its benchmark, the Ursa Fund establishes short positions in S&P 500 futures contracts and purchases put options on S&P 500 futures contracts. The Ursa Fund posted a 36.68% total return for the fiscal year ended March 31, 2001 as a result of its short position as compared to the 22.57% loss for the S&P 500. Although Ursa remained 100% short the market on each trading day, the return over the entire fiscal year differed from the daily factor due to a positive compounding effect.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          RYDEX URSA FUND  S&P 500 INDEX
1/07/94           $10,000        $10,000
1/10/94            $9,900        $10,114
1/11/94            $9,920        $10,090
1/12/94            $9,940        $10,091
1/13/94            $9,940        $10,055
1/14/94            $9,910        $10,107
1/17/94            $9,950        $10,072
1/18/94            $9,930        $10,093
1/19/94            $9,940        $10,094
1/20/94            $9,910        $10,108
1/21/94            $9,950        $10,103
1/24/94            $9,970        $10,044
1/25/94            $9,990        $10,022
1/26/94            $9,940        $10,070
1/27/94            $9,860        $10,152
1/28/94            $9,840        $10,187
1/31/94            $9,770        $10,249
2/01/94            $9,810        $10,207
2/02/94            $9,760        $10,258
2/03/94            $9,810        $10,230
2/04/94           $10,050         $9,998
2/07/94            $9,980        $10,040
2/08/94            $9,980        $10,024
2/09/94            $9,950        $10,061
2/10/94           $10,030         $9,979
2/11/94           $10,010        $10,006
2/14/94            $9,990        $10,007
2/15/94            $9,920        $10,056
2/16/94            $9,930        $10,062
2/17/94            $9,990        $10,009
2/18/94           $10,040         $9,953
2/22/94            $9,950        $10,033
2/23/94            $9,960        $10,017
2/24/94           $10,120         $9,880
2/25/94           $10,060         $9,918
2/28/94           $10,050         $9,941
3/01/94           $10,100         $9,884
3/02/94           $10,090         $9,892
3/03/94           $10,130         $9,853
3/04/94           $10,090         $9,890
3/07/94           $10,040         $9,936
3/08/94           $10,080         $9,914
3/09/94           $10,040         $9,940
3/10/94           $10,100         $9,872
3/11/94           $10,050         $9,926
3/14/94           $10,040         $9,947
3/15/94           $10,050         $9,938
3/16/94            $9,990         $9,990
3/17/94            $9,970        $10,021
3/18/94           $10,000        $10,025
3/21/94           $10,020         $9,971
3/22/94           $10,000         $9,977
3/23/94            $9,990         $9,971
3/24/94           $10,110         $9,882
3/25/94           $10,220         $9,802
3/28/94           $10,190         $9,789
3/29/94           $10,410         $9,629
3/30/94           $10,520         $9,482
3/31/94           $10,500         $9,486
4/04/94           $10,670         $9,341
4/05/94           $10,460         $9,540
4/06/94           $10,470         $9,535
4/07/94           $10,390         $9,595
4/08/94           $10,470         $9,515
4/11/94           $10,400         $9,574
4/12/94           $10,450         $9,525
4/13/94           $10,500         $9,497
4/14/94           $10,500         $9,499
4/15/94           $10,500         $9,495
4/18/94           $10,580         $9,416
4/19/94           $10,560         $9,418
4/20/94           $10,570         $9,405
4/21/94           $10,410         $9,549
4/22/94           $10,440         $9,526
4/25/94           $10,350         $9,634
4/26/94           $10,360         $9,616
4/28/94           $10,420         $9,557
4/29/94           $10,390         $9,596
5/02/94           $10,340         $9,641
5/03/94           $10,360         $9,641
5/04/94           $10,380         $9,613
5/05/94           $10,390         $9,613
5/06/94           $10,480         $9,530
5/09/94           $10,580         $9,413
5/10/94           $10,490         $9,492
5/11/94           $10,600         $9,395
5/12/94           $10,550         $9,443
5/13/94           $10,530         $9,452
5/16/94           $10,530         $9,459
5/17/94           $10,370         $9,563
5/18/94           $10,290         $9,563
5/19/94           $10,240         $9,714
5/20/94           $10,280         $9,681
5/23/94           $10,300         $9,645
5/24/94           $10,270         $9,679
5/25/94           $10,250         $9,711
5/26/94           $10,230         $9,727
5/27/94           $10,240         $9,732
5/31/94           $10,250         $9,715
6/01/94           $10,220         $9,739
6/02/94           $10,230         $9,739
6/03/94           $10,170         $9,792
6/06/94           $10,190         $9,765
6/07/94           $10,210         $9,751
6/08/94           $10,230         $9,727
6/09/94           $10,210         $9,744
6/10/94           $10,190         $9,761
6/13/94           $10,180         $9,770
6/14/94           $10,120         $9,840
6/15/94           $10,170         $9,802
6/16/94           $10,140         $9,830
6/17/94           $10,220         $9,756
6/20/94           $10,290         $9,693
6/21/94           $10,380         $9,605
6/22/94           $10,330         $9,642
6/23/94           $10,410         $9,569
6/24/94           $10,610         $9,423
6/27/94           $10,440         $9,519
6/28/94           $10,490         $9,493
6/29/94           $10,450         $9,526
6/30/94           $10,540         $9,455
7/01/94           $10,510         $9,496
7/05/94           $10,500         $9,499
7/06/94           $10,510         $9,494
7/07/94           $10,450         $9,542
7/08/94           $10,440         $9,567
7/11/94           $10,500         $9,535
7/12/94           $10,470         $9,533
7/13/94           $10,450         $9,549
7/14/94           $10,350         $9,649
7/15/94           $10,330         $9,665
7/18/94           $10,310         $9,688
7/19/94           $10,330         $9,659
7/20/94           $10,390         $9,611
7/21/94           $10,360         $9,632
7/22/94           $10,360         $9,643
7/25/94           $10,340         $9,667
7/26/94           $10,350         $9,648
7/27/94           $10,370         $9,631
7/28/94           $10,320         $9,667
7/29/94           $10,240         $9,752
8/01/94           $10,190         $9,811
8/02/94           $10,190         $9,801
8/03/94           $10,180         $9,820
8/04/94           $10,250         $9,755
8/05/94           $10,280         $9,727
8/08/94           $10,260         $9,744
8/09/94           $10,250         $9,745
8/10/94           $10,200         $9,796
8/11/94           $10,250         $9,765
8/12/94           $10,160         $9,831
8/15/94           $10,170         $9,815
8/16/94           $10,100         $9,896
8/17/94           $10,110         $9,899
8/18/94           $10,140         $9,857
8/19/94           $10,130         $9,868
8/22/94           $10,150         $9,838
8/23/94           $10,100         $9,885
8/24/94           $10,000         $9,981
8/25/94           $10,030         $9,961
8/26/94            $9,880        $10,083
8/29/94            $9,890        $10,100
8/30/94            $9,860        $10,132
8/31/94            $9,900        $10,119
9/01/94            $9,910        $10,070
9/02/94            $9,960        $10,023
9/06/94            $9,960        $10,023
9/07/94            $9,980        $10,042
9/08/94            $9,930        $10,023
9/09/94           $10,040        $10,069
9/12/94           $10,090         $9,963
9/13/94           $10,060         $9,921
9/14/94           $10,030         $9,949
9/15/94            $9,920        $10,104
9/16/94            $9,990        $10,027
9/19/94            $9,990        $10,020
9/20/94           $10,170         $9,861
9/21/94           $10,180         $9,820
9/22/94           $10,200         $9,816
9/23/94           $10,220         $9,782
9/26/94           $10,190         $9,807
9/27/94           $10,180         $9,833
9/28/94           $10,120         $9,892
9/29/94           $10,180         $9,837
9/30/94           $10,200         $9,847
10/03/94          $10,200         $9,826
10/04/94          $10,380         $9,674
10/05/94          $10,400         $9,651
10/06/94          $10,410         $9,627
10/07/94          $10,350         $9,685
10/10/94          $10,260         $9,769
10/11/94          $10,100         $9,913
10/12/94          $10,100         $9,906
10/13/94          $10,070         $9,955
10/14/94          $10,030         $9,983
10/17/94          $10,050         $9,980
10/18/94          $10,090         $9,952
10/19/94          $10,040        $10,008
10/20/94          $10,120         $9,935
10/21/94          $10,150         $9,893
10/24/94          $10,230         $9,807
10/25/94          $10,230         $9,822
10/26/94          $10,210         $9,845
10/27/94          $10,120         $9,914
10/28/94           $9,930        $10,082
10/31/94          $10,010        $10,052
11/01/94          $10,080         $9,969
11/02/94          $10,130         $9,928
11/03/94          $10,090         $9,958
11/04/94          $10,230         $9,838
11/07/94          $10,180         $9,854
11/08/94          $10,130         $9,910
11/09/94          $10,160         $9,904
11/10/94          $10,170         $9,882
11/11/94          $10,230         $9,839
11/14/94          $10,140         $9,918
11/15/94          $10,170         $9,896
11/16/94          $10,140         $9,909
11/17/94          $10,200         $9,865
11/18/94          $10,220         $9,821
11/21/94          $10,350         $9,753
11/22/94          $10,590         $9,578
11/23/94          $10,510         $9,575
11/25/94          $10,450         $9,625
11/28/94          $10,410         $9,665
11/29/94          $10,390         $9,687
11/30/94          $10,440         $9,655
12/01/94          $10,550         $9,554
12/02/94          $10,440         $9,647
12/05/94          $10,440         $9,647
12/06/94          $10,450         $9,643
12/07/94          $10,490         $9,603
12/08/94          $10,630         $9,480
12/09/94          $10,590         $9,512
12/12/94          $10,530         $9,565
12/13/94          $10,513         $9,580
12/14/94          $10,422         $9,682
12/15/94          $10,402         $9,690
12/16/94          $10,332         $9,764
12/19/94          $10,332         $9,745
12/20/94          $10,372         $9,728
12/21/94          $10,271         $9,781
12/22/94          $10,312         $9,783
12/23/94          $10,312         $9,786
12/27/94          $10,251         $9,842
12/28/94          $10,291         $9,808
12/29/94          $10,281         $9,814
12/30/94          $10,372         $9,774
1/03/95           $10,372         $9,770
1/04/95           $10,322         $9,804
1/05/95           $10,332         $9,797
1/06/95           $10,342         $9,804
1/09/95           $10,322         $9,807
1/10/95           $10,312         $9,825
1/11/95           $10,312         $9,825
1/12/95           $10,312         $9,824
1/13/95           $10,211         $9,916
1/16/95           $10,151         $9,989
1/17/95           $10,151        $10,003
1/18/95           $10,171         $9,996
1/19/95           $10,221         $9,937
1/20/95           $10,261         $9,891
1/23/95           $10,241         $9,913
1/24/95           $10,231         $9,914
1/25/95           $10,201         $9,948
1/26/95           $10,181         $9,966
1/27/95           $10,171        $10,010
1/30/95           $10,201         $9,970
1/31/95           $10,151        $10,011
2/01/95           $10,161        $10,011
2/02/95           $10,100        $10,062
2/03/95            $9,969        $10,186
2/06/95            $9,939        $10,239
2/07/95            $9,929        $10,232
2/08/95            $9,949        $10,240
2/09/95            $9,939        $10,219
2/10/95            $9,929        $10,246
2/13/95            $9,929        $10,250
2/14/95            $9,929        $10,269
2/15/95            $9,869        $10,312
2/16/95            $9,879        $10,326
2/17/95            $9,919        $10,257
2/21/95            $9,919        $10,273
2/22/95            $9,869        $10,323
2/23/95            $9,828        $10,362
2/24/95            $9,838        $10,391
2/27/95            $9,909        $10,299
2/28/95            $9,838        $10,372
3/01/95            $9,889        $10,335
3/02/95            $9,879        $10,324
3/03/95            $9,899        $10,330
3/06/95            $9,889        $10,335
3/07/95            $9,979        $10,260
3/08/95            $9,949        $10,282
3/09/95            $9,949        $10,282
3/10/95            $9,798        $10,419
3/13/95            $9,818        $10,429
3/14/95            $9,748        $10,489
3/15/95            $9,778        $10,468
3/16/95            $9,707        $10,543
3/17/95            $9,707        $10,545
3/20/95            $9,707        $10,558
3/21/95            $9,717        $10,536
3/22/95            $9,717        $10,548
3/23/95            $9,717        $10,554
3/24/95            $9,607        $10,661
3/27/95            $9,577        $10,709
3/28/95            $9,577        $10,724
3/29/95            $9,597        $10,707
3/30/95            $9,597        $10,688
3/31/95            $9,637        $10,656
4/03/95            $9,637        $10,680
4/04/95            $9,577        $10,752
4/05/95            $9,556        $10,759
4/06/95            $9,546        $10,770
4/07/95            $9,566        $10,777
4/10/95            $9,546        $10,790
4/11/95            $9,577        $10,758
4/12/95            $9,546        $10,793
4/13/95            $9,506        $10,837
4/17/95            $9,577        $10,771
4/18/95            $9,587        $10,755
4/19/95            $9,607        $10,745
4/20/95            $9,597        $10,753
4/21/95            $9,546        $10,821
4/24/95            $9,456        $10,915
4/25/95            $9,486        $10,899
4/26/95            $9,476        $10,910
4/27/95            $9,456        $10,929
4/28/95            $9,436        $10,954
5/01/95            $9,466        $10,944
5/02/95            $9,436        $10,957
5/03/95            $9,335        $11,076
5/04/95            $9,325        $11,078
5/05/95            $9,355        $11,069
5/08/95            $9,284        $11,150
5/09/95            $9,305        $11,142
5/10/95            $9,284        $11,159
5/11/95            $9,264        $11,159
5/12/95            $9,264        $11,184
5/15/95            $9,214        $11,231
5/16/95            $9,224        $11,240
5/17/95            $9,254        $11,217
5/18/95            $9,405        $11,057
5/19/95            $9,385        $11,049
5/22/95            $9,295        $11,144
5/23/95            $9,214        $11,249
5/24/95            $9,224        $11,249
5/25/95            $9,224        $11,249
5/26/95            $9,325        $11,144
5/30/95            $9,335        $11,142
5/31/95            $9,164        $11,351
6/01/95            $9,154        $11,353
6/02/95            $9,184        $11,332
6/05/95            $9,113        $11,398
6/06/95            $9,133        $11,397
6/07/95            $9,174        $11,346
6/08/95            $9,194        $11,329
6/09/95            $9,254        $11,235
6/12/95            $9,194        $11,298
6/13/95            $9,123        $11,408
6/14/95            $9,133        $11,417
6/15/95            $9,093        $11,431
6/16/95            $9,093        $11,488
6/19/95            $8,992        $11,603
6/20/95            $9,003        $11,598
6/21/95            $9,013        $11,577
6/22/95            $8,912        $11,727
6/23/95            $8,922        $11,698
6/26/95            $9,025        $11,580
6/27/95            $9,046        $11,544
6/27/95            $9,046        $11,544
6/27/95            $9,046        $11,544
6/28/95            $9,015        $11,592
6/29/95            $9,036        $11,574
6/30/95            $9,056        $11,593
7/03/95            $9,015        $11,643
7/05/95            $8,984        $11,646
7/06/95            $8,891        $11,790
7/07/95            $8,850        $11,840
7/10/95            $8,840        $11,858
7/11/95            $8,891        $11,806
7/12/95            $8,788        $11,936
7/13/95            $8,799        $11,939
7/14/95            $8,819        $11,915
7/17/95            $8,778        $11,975
7/18/95            $8,850        $11,885
7/19/95            $8,953        $11,725
7/20/95            $8,922        $11,780
7/21/95            $8,933        $11,782
7/24/95            $8,860        $11,846
7/25/95            $8,809        $11,941
7/26/95            $8,799        $11,952
7/27/95            $8,747        $12,029
7/28/95            $8,799        $11,980
7/31/95            $8,819        $11,961
8/01/95            $8,850        $11,910
8/02/95            $8,881        $11,892
8/03/95            $8,860        $11,891
8/04/95            $8,860        $11,895
8/07/95            $8,850        $11,918
8/08/95            $8,840        $11,926
8/09/95            $8,840        $11,911
8/10/95            $8,902        $11,863
8/11/95            $8,922        $11,813
8/14/95            $8,850        $11,912
8/15/95            $8,881        $11,887
8/16/95            $8,871        $11,917
8/17/95            $8,871        $11,897
8/18/95            $8,860        $11,901
8/21/95            $8,902        $11,877
8/22/95            $8,881        $11,907
8/23/95            $8,922        $11,857
8/24/95            $8,902        $11,863
8/25/95            $8,860        $11,920
8/28/95            $8,902        $11,897
8/29/95            $8,881        $11,917
8/30/95            $8,871        $11,937
8/31/95            $8,850        $11,957
9/01/95            $8,819        $11,999
9/05/95            $8,747        $12,113
9/06/95            $8,726        $12,134
9/07/95            $8,726        $12,136
9/08/95            $8,696        $12,187
9/11/95            $8,685        $12,213
9/12/95            $8,644        $12,269
9/13/95            $8,603        $12,317
9/14/95            $8,541        $12,420
9/15/95            $8,541        $12,414
9/18/95            $8,562        $12,402
9/19/95            $8,531        $12,432
9/20/95            $8,500        $12,487
9/21/95            $8,572        $12,407
9/22/95            $8,572        $12,380
9/25/95            $8,593        $12,382
9/26/95            $8,593        $12,373
9/27/95            $8,603        $12,365
9/28/95            $8,541        $12,468
9/29/95            $8,562        $12,437
10/02/95           $8,603        $12,380
10/03/95           $8,593        $12,393
10/04/95           $8,613        $12,374
10/05/95           $8,593        $12,399
10/06/95           $8,593        $12,396
10/09/95           $8,665        $12,308
10/10/95           $8,675        $12,290
10/11/95           $8,644        $12,332
10/12/95           $8,582        $12,409
10/13/95           $8,572        $12,439
10/16/95           $8,613        $12,408
10/17/95           $8,541        $12,487
10/18/95           $8,531        $12,501
10/19/95           $8,489        $12,570
10/20/95           $8,551        $12,502
10/23/95           $8,582        $12,451
10/24/95           $8,562        $12,483
10/25/95           $8,634        $12,396
10/26/95           $8,716        $12,273
10/27/95           $8,644        $12,337
10/30/95           $8,603        $12,412
10/31/95           $8,644        $12,375
11/01/95           $8,582        $12,433
11/02/95           $8,520        $12,550
11/03/95           $8,531        $12,568
11/06/95           $8,551        $12,523
11/07/95           $8,593        $12,478
11/08/95           $8,510        $12,592
11/09/95           $8,500        $12,625
11/10/95           $8,510        $12,614
11/13/95           $8,510        $12,605
11/14/95           $8,562        $12,541
11/15/95           $8,479        $12,639
11/16/95           $8,428        $12,712
11/17/95           $8,417        $12,770
11/20/95           $8,459        $12,702
11/21/95           $8,407        $12,774
11/22/95           $8,428        $12,735
11/24/95           $8,417        $12,768
11/27/95           $8,417        $12,797
11/28/95           $8,325        $12,906
11/29/95           $8,325        $12,931
11/30/95           $8,335        $12,883
12/01/95           $8,325        $12,917
12/04/95           $8,242        $13,060
12/05/95           $8,191        $13,145
12/06/95           $8,180        $13,198
12/07/95           $8,222        $13,113
12/08/95           $8,201        $13,141
12/11/95           $8,180        $13,184
12/12/95           $8,191        $13,168
12/13/95           $8,160        $13,230
12/14/95           $8,201        $13,129
12/15/95           $8,222        $13,116
12/18/95           $8,366        $12,914
12/19/95           $8,283        $13,023
12/20/95           $8,345        $12,895
12/21/95           $8,314        $12,992
12/22/95           $8,283        $13,023
12/26/95           $8,263        $13,073
12/27/95           $8,273        $13,078
12/28/95           $8,294        $13,069
12/29/95           $8,283        $13,108
1/02/96            $8,201        $13,210
1/03/96            $8,180        $13,222
1/04/96            $8,273        $13,145
1/05/96            $8,283        $13,124
1/09/96            $8,428        $12,970
1/10/96            $8,531        $12,736
1/11/96            $8,469        $12,826
1/12/96            $8,469        $12,807
1/15/96            $8,500        $12,765
1/16/96            $8,397        $12,948
1/17/96            $8,428        $12,904
1/18/96            $8,397        $12,944
1/19/96            $8,356        $13,020
1/22/96            $8,366        $13,054
1/23/96            $8,325        $13,041
1/24/96            $8,253        $13,193
1/25/96            $8,294        $13,131
1/26/96            $8,222        $13,229
1/29/96            $8,201        $13,284
1/30/96            $8,129        $13,410
1/31/96            $8,046        $13,535
2/01/96            $8,026        $13,587
2/02/96            $8,046        $13,532
2/05/96            $8,005        $13,650
2/06/96            $7,933        $13,755
2/07/96            $7,892        $13,831
2/08/96            $7,810        $13,962
2/09/96            $7,810        $13,968
2/12/96            $7,748        $14,076
2/13/96            $7,779        $14,056
2/14/96            $7,851        $13,951
2/15/96            $7,902        $13,861
2/16/96            $7,923        $13,790
2/20/96            $8,005        $13,634
2/21/96            $7,902        $13,792
2/22/96            $7,799        $14,021
2/23/96            $7,810        $14,026
2/26/96            $7,943        $13,843
2/27/96            $7,954        $13,774
2/28/96            $8,005        $13,721
2/29/96            $8,077        $13,629
3/01/96            $7,964        $13,713
3/04/96            $7,923        $13,850
3/05/96            $7,840        $13,956
3/06/96            $7,913        $13,875
3/07/96            $7,882        $13,910
3/08/96            $8,149        $13,482
3/11/96            $8,046        $13,620
3/12/96            $8,098        $13,558
3/13/96            $8,067        $13,589
3/14/96            $8,016        $13,638
3/15/96            $8,026        $13,650
3/18/96            $7,871        $13,889
3/19/96            $7,902        $13,869
3/20/96            $7,913        $13,832
3/21/96            $7,933        $13,815
3/22/96            $7,913        $13,846
3/25/96            $7,923        $13,834
3/26/96            $7,892        $13,896
3/27/96            $7,974        $13,810
3/28/96            $7,933        $13,810
3/29/96            $7,985        $13,737
4/01/96            $7,902        $13,912
4/02/96            $7,892        $13,945
4/03/96            $7,892        $13,958
4/04/96            $7,882        $13,957
4/08/96            $8,036        $13,710
4/09/96            $8,057        $13,667
4/10/96            $8,211        $13,482
4/11/96            $8,201        $13,432
4/12/96            $8,119        $13,550
4/15/96            $8,057        $13,673
4/16/96            $8,036        $13,726
4/17/96            $8,067        $13,654
4/18/96            $8,057        $13,697
4/19/96            $8,036        $13,728
4/22/96            $7,974        $13,788
4/23/96            $7,943        $13,866
4/24/96            $7,985        $13,836
4/25/96            $7,943        $13,894
4/26/96            $7,933        $13,906
4/29/96            $7,943        $13,921
4/30/96            $7,954        $13,921
5/01/96            $7,933        $13,930
5/02/96            $8,057        $13,692
5/03/96            $8,088        $13,655
5/06/96            $8,098        $13,637
5/07/96            $8,149        $13,583
5/08/96            $8,046        $13,722
5/09/96            $8,046        $13,736
5/10/96            $7,954        $13,877
5/13/96            $7,851        $14,078
5/14/96            $7,810        $14,165
5/15/96            $7,810        $14,161
5/16/96            $7,810        $14,149
5/17/96            $7,758        $14,235
5/20/96            $7,706        $14,325
5/21/96            $7,717        $14,317
5/22/96            $7,655        $14,438
5/23/96            $7,686        $14,386
5/24/96            $7,665        $14,439
5/28/96            $7,737        $14,306
5/29/96            $7,799        $14,214
5/30/96            $7,748        $14,295
5/31/96            $7,820        $14,240
6/03/96            $7,799        $14,209
6/04/96            $7,748        $14,313
6/05/96            $7,686        $14,438
6/06/96            $7,748        $14,323
6/07/96            $7,748        $14,329
6/10/96            $7,779        $14,304
6/11/96            $7,779        $14,279
6/12/96            $7,799        $14,238
6/13/96            $7,810        $14,214
6/14/96            $7,861        $14,170
6/17/96            $7,851        $14,155
6/18/96            $7,902        $14,089
6/19/96            $7,882        $14,087
6/20/96            $7,902        $14,090
6/21/96            $7,830        $14,191
6/24/96            $7,810        $14,234
6/25/96            $7,820        $14,226
6/26/96            $7,892        $14,139
6/27/96            $7,840        $14,227
6/28/96            $7,779        $14,272
7/01/96            $7,737        $14,383
7/02/96            $7,758        $14,335
7/03/96            $7,789        $14,309
7/05/96            $7,964        $13,991
7/08/96            $8,016        $13,887
7/09/96            $7,985        $13,934
7/10/96            $7,954        $13,962
7/11/96            $8,119        $13,741
7/12/96            $8,119        $13,752
7/15/96            $8,345        $13,403
7/16/96            $8,325        $13,372
7/17/96            $8,253        $13,494
7/18/96            $8,129        $13,696
7/19/96            $8,191        $13,593
7/22/96            $8,253        $13,487
7/23/96            $8,376        $13,340
7/24/96            $8,345        $13,336
7/25/96            $8,283        $13,432
7/26/96            $8,232        $13,533
7/29/96            $8,345        $13,426
7/30/96            $8,253        $13,519
7/31/96            $8,191        $13,619
8/01/96            $8,057        $13,833
8/02/96            $7,902        $14,099
8/05/96            $7,954        $14,050
8/06/96            $7,923        $14,096
8/07/96            $7,902        $14,134
8/08/96            $7,902        $14,101
8/09/96            $7,954        $14,090
8/12/96            $7,892        $14,168
8/13/96            $7,954        $14,050
8/14/96            $7,933        $14,089
8/15/96            $7,933        $14,094
8/16/96            $7,882        $14,156
8/19/96            $7,882        $14,186
8/20/96            $7,892        $14,167
8/21/96            $7,913        $14,153
8/22/96            $7,840        $14,273
8/23/96            $7,882        $14,195
8/26/96            $7,933        $14,128
8/27/96            $7,913        $14,182
8/28/96            $7,923        $14,148
8/29/96            $8,026        $13,990
8/30/96            $8,098        $13,875
9/03/96            $8,046        $13,933
9/04/96            $8,036        $13,952
9/05/96            $8,129        $13,821
9/06/96            $8,016        $13,954
9/09/96            $7,933        $14,126
9/10/96            $7,933        $14,127
9/11/96            $7,913        $14,200
9/12/96            $7,851        $14,282
9/13/96            $7,727        $14,483
9/16/96            $7,706        $14,556
9/17/96            $7,717        $14,534
9/18/96            $7,748        $14,502
9/19/96            $7,717        $14,535
9/20/96            $7,696        $14,621
9/23/96            $7,696        $14,609
9/24/96            $7,696        $14,591
9/25/96            $7,706        $14,595
9/26/96            $7,696        $14,596
9/27/96            $7,706        $14,603
9/30/96            $7,706        $14,627
10/01/96           $7,665        $14,664
10/02/96           $7,624        $14,769
10/03/96           $7,645        $14,743
10/04/96           $7,542        $14,928
10/07/96           $7,531        $14,969
10/08/96           $7,562        $14,910
10/09/96           $7,614        $14,827
10/10/96           $7,634        $14,782
10/11/96           $7,552        $14,911
10/14/96           $7,542        $14,972
10/15/96           $7,552        $14,951
10/16/96           $7,531        $14,991
10/17/96           $7,511        $15,046
10/18/96           $7,459        $15,127
10/21/96           $7,470        $15,106
10/22/96           $7,531        $15,037
10/23/96           $7,511        $15,052
10/24/96           $7,583        $14,946
10/25/96           $7,573        $14,916
10/28/96           $7,624        $14,838
10/29/96           $7,562        $14,929
10/30/96           $7,603        $14,916
10/31/96           $7,531        $15,009
11/01/96           $7,562        $14,977
11/04/96           $7,511        $15,040
11/05/96           $7,470        $15,192
11/06/96           $7,325        $15,420
11/07/96           $7,315        $15,485
11/08/96           $7,284        $15,553
11/11/96           $7,284        $15,575
11/12/96           $7,305        $15,526
11/13/96           $7,284        $15,559
11/14/96           $7,233        $15,660
11/15/96           $7,222        $15,697
11/18/96           $7,222        $15,685
11/19/96           $7,171        $15,794
11/20/96           $7,171        $15,832
11/21/96           $7,181        $15,807
11/22/96           $7,130        $15,934
11/25/96           $7,047        $16,110
11/26/96           $7,078        $16,088
11/27/96           $7,088        $16,067
11/29/96           $7,068        $16,110
12/02/96           $7,068        $16,100
12/03/96           $7,191        $15,924
12/04/96           $7,172        $15,857
12/05/96           $7,192        $15,841
12/06/96           $7,244        $15,740
12/09/96           $7,130        $15,956
12/10/96           $7,172        $15,740
12/11/96           $7,254        $15,764
12/12/96           $7,368        $15,520
12/13/96           $7,358        $15,506
12/16/96           $7,440        $15,343
12/17/96           $7,389        $15,451
12/18/96           $7,337        $15,568
12/19/96           $7,182        $15,871
12/20/96           $7,151        $15,937
12/23/96           $7,182        $15,895
12/24/96           $7,130        $15,983
12/26/96           $7,089        $16,085
12/27/96           $7,089        $16,105
12/30/96           $7,141        $16,043
12/31/96           $7,275        $15,764
1/02/97            $7,275        $15,684
1/03/97            $7,161        $15,919
1/06/97            $7,223        $15,911
1/07/97            $7,130        $16,030
1/08/97            $7,172        $15,927
1/09/97            $7,151        $16,064
1/10/97            $7,079        $16,163
1/13/97            $7,099        $16,163
1/14/97            $7,017        $16,362
1/15/97            $7,037        $16,327
1/16/97            $7,006        $16,381
1/17/97            $6,955        $16,518
1/20/97            $6,955        $16,529
1/21/97            $6,893        $16,657
1/22/97            $6,862        $16,732
1/23/97            $6,955        $16,547
1/24/97            $7,048        $16,398
1/27/97            $7,058        $16,280
1/28/97            $7,037        $16,280
1/29/97            $6,975        $16,440
1/30/97            $6,893        $16,688
1/31/97            $6,903        $16,730
2/03/97            $6,882        $16,742
2/04/97            $6,851        $16,796
2/05/97            $6,965        $16,563
2/06/97            $6,944        $16,602
2/07/97            $6,841        $16,803
2/10/97            $6,903        $16,715
2/11/97            $6,841        $16,803
2/12/97            $6,738        $17,084
2/13/97            $6,686        $17,276
2/14/97            $6,696        $17,205
2/18/97            $6,655        $17,372
2/19/97            $6,686        $17,291
2/20/97            $6,769        $17,084
2/21/97            $6,769        $17,063
2/24/97            $6,696        $17,244
2/25/97            $6,686        $17,281
2/26/97            $6,769        $17,146
2/27/97            $6,872        $16,920
2/28/97            $6,893        $16,830
3/03/97            $6,851        $16,925
3/04/97            $6,872        $16,832
3/05/97            $6,769        $17,067
3/06/97            $6,800        $16,994
3/07/97            $6,748        $17,131
3/10/97            $6,686        $17,315
3/11/97            $6,707        $17,266
3/12/97            $6,779        $17,116
3/13/97            $6,893        $16,803
3/14/97            $6,851        $16,880
3/17/97            $6,841        $16,934
3/18/97            $6,913        $16,805
3/19/97            $6,944        $16,722
3/20/97            $6,975        $16,656
3/21/97            $6,944        $16,687
3/24/97            $6,862        $16,831
3/25/97            $6,913        $16,792
3/26/97            $6,893        $16,823
3/27/97            $7,089        $16,469
3/31/97            $7,254        $16,112
4/01/97            $7,192        $16,166
4/02/97            $7,316        $15,963
4/03/97            $7,296        $15,968
4/04/97            $7,213        $16,129
4/07/97            $7,172        $16,219
4/08/97            $7,120        $16,304
4/09/97            $7,182        $16,186
4/10/97            $7,203        $16,138
4/11/97            $7,440        $15,698
4/14/97            $7,358        $15,827
4/15/97            $7,234        $16,061
4/16/97            $7,151        $16,249
4/17/97            $7,172        $16,211
4/18/97            $7,141        $16,309
4/21/97            $7,192        $16,182
4/22/97            $7,037        $16,485
4/23/97            $7,048        $16,464
4/24/97            $7,079        $16,412
4/25/97            $7,151        $16,288
4/28/97            $7,089        $16,449
4/29/97            $6,872        $16,898
4/30/97            $6,841        $17,053
5/01/97            $6,851        $16,994
5/02/97            $6,727        $17,301
5/05/97            $6,562        $17,670
5/06/97            $6,583        $17,616
5/07/97            $6,717        $17,357
5/08/97            $6,676        $17,456
5/09/97            $6,624        $17,552
5/12/97            $6,531        $17,826
5/13/97            $6,552        $17,730
5/14/97            $6,541        $17,823
5/15/97            $6,500        $17,916
5/16/97            $6,603        $17,658
5/19/97            $6,572        $17,733
5/20/97            $6,500        $17,911
5/21/97            $6,521        $17,862
5/22/97            $6,541        $17,784
5/23/97            $6,479        $18,026
5/27/97            $6,459        $18,083
5/28/97            $6,459        $18,030
5/29/97            $6,500        $17,963
5/30/97            $6,469        $18,052
6/02/97            $6,500        $18,011
6/03/97            $6,521        $17,993
6/04/97            $6,531        $17,878
6/05/97            $6,500        $17,949
6/06/97            $6,376        $18,259
6/09/97            $6,355        $18,364
6/10/97            $6,335        $18,414
6/11/97            $6,314        $18,505
6/12/97            $6,200        $18,801
6/13/97            $6,149        $19,010
6/16/97            $6,138        $19,023
6/17/97            $6,149        $19,034
6/18/97            $6,180        $18,921
6/19/97            $6,118        $19,110
6/20/97            $6,138        $19,125
6/23/97            $6,293        $18,698
6/24/97            $6,128        $19,075
6/25/97            $6,190        $18,919
6/26/97            $6,211        $18,806
6/27/97            $6,190        $18,883
6/30/97            $6,231        $18,837
7/01/97            $6,159        $18,962
7/02/97            $6,066        $19,239
7/03/97            $5,983        $19,513
7/07/97            $6,045        $19,413
7/08/97            $5,983        $19,552
7/09/97            $6,045        $19,313
7/10/97            $6,025        $19,446
7/11/97            $6,004        $19,508
7/14/97            $5,994        $19,544
7/15/97            $5,963        $19,701
7/16/97            $5,890        $19,932
7/17/97            $5,921        $19,826
7/18/97            $6,056        $19,479
7/21/97            $6,056        $19,428
7/22/97            $5,890        $19,876
7/23/97            $5,901        $19,931
7/24/97            $5,870        $20,010
7/25/97            $5,880        $19,979
7/28/97            $5,880        $19,929
7/29/97            $5,859        $20,053
7/30/97            $5,797        $20,266
7/31/97            $5,797        $20,308
8/01/97            $5,828        $20,156
8/04/97            $5,818        $20,223
8/05/97            $5,808        $20,268
8/06/97            $5,766        $20,437
8/07/97            $5,808        $20,242
8/08/97            $5,932        $19,867
8/11/97            $5,901        $19,940
8/12/97            $5,994        $19,718
8/13/97            $6,004        $19,622
8/14/97            $5,994        $19,680
8/15/97            $6,180        $19,170
8/18/97            $6,045        $19,419
8/19/97            $5,963        $19,707
8/20/97            $5,880        $19,990
8/21/97            $5,994        $19,686
8/22/97            $5,994        $19,654
8/25/97            $6,014        $19,582
8/26/97            $6,118        $19,430
8/27/97            $6,076        $19,445
8/28/97            $6,169        $19,231
8/29/97            $6,149        $19,142
9/02/97            $5,942        $19,740
9/03/97            $5,973        $19,746
9/04/97            $5,942        $19,810
9/05/97            $5,952        $19,771
9/08/97            $5,942        $19,817
9/09/97            $5,942        $19,868
9/10/97            $6,066        $19,558
9/11/97            $6,107        $19,421
9/12/97            $6,004        $19,662
9/15/97            $6,025        $19,574
9/16/97            $5,859        $20,124
9/17/97            $5,859        $20,068
9/18/97            $5,849        $20,159
9/19/97            $5,839        $20,228
9/22/97            $5,808        $20,333
9/23/97            $5,828        $20,258
9/24/97            $5,880        $20,100
9/25/97            $5,921        $19,960
9/26/97            $5,890        $20,115
9/29/97            $5,828        $20,288
9/30/97            $5,880        $20,159
10/01/97           $5,828        $20,332
10/02/97           $5,787        $20,440
10/03/97           $5,756        $20,537
10/06/97           $5,715        $20,700
10/07/97           $5,673        $20,922
10/08/97           $5,715        $20,724
10/09/97           $5,735        $20,656
10/10/97           $5,746        $20,578
10/13/97           $5,756        $20,602
10/14/97           $5,746        $20,649
10/15/97           $5,766        $20,552
10/16/97           $5,849        $20,329
10/17/97           $5,921        $20,093
10/20/97           $5,839        $20,336
10/21/97           $5,735        $20,691
10/22/97           $5,766        $20,611
10/23/97           $5,880        $20,232
10/24/97           $5,952        $20,039
10/27/97           $6,386        $18,663
10/28/97           $6,014        $19,605
10/29/97           $6,014        $19,561
10/30/97           $6,159        $19,231
10/31/97           $6,014        $19,464
11/03/97           $5,870        $19,983
11/04/97           $5,890        $20,020
11/05/97           $5,870        $20,063
11/06/97           $5,901        $19,962
11/07/97           $5,963        $19,738
11/10/97           $6,004        $19,603
11/11/97           $5,994        $19,659
11/12/97           $6,118        $19,280
11/13/97           $6,045        $19,508
11/14/97           $5,952        $19,756
11/17/97           $5,849        $20,136
11/18/97           $5,890        $19,967
11/19/97           $5,859        $20,102
11/20/97           $5,766        $20,408
11/21/97           $5,725        $20,496
11/24/97           $5,849        $20,146
11/25/97           $5,839        $20,235
11/26/97           $5,818        $20,252
11/28/97           $5,818        $20,332
12/01/97           $5,673        $20,744
12/02/97           $5,704        $20,678
12/03/97           $5,684        $20,787
12/04/97           $5,694        $20,709
12/05/97           $5,634        $20,936
12/08/97           $5,645        $20,906
12/09/97           $5,676        $20,766
12/10/97           $5,728        $20,638
12/11/97           $5,821        $20,322
12/12/97           $5,821        $20,289
12/15/97           $5,769        $20,502
12/16/97           $5,738        $20,601
12/17/97           $5,769        $20,548
12/18/97           $5,832        $20,330
12/19/97           $5,873        $20,149
12/22/97           $5,842        $20,296
12/23/97           $5,956        $19,986
12/24/97           $5,977        $19,849
12/26/97           $5,946        $19,929
12/29/97           $5,821        $20,289
12/30/97           $5,749        $20,661
12/31/97           $5,749        $20,652
1/02/98            $5,717        $20,749
1/05/98            $5,707        $20,793
1/06/98            $5,800        $20,570
1/07/98            $5,780        $20,515
1/08/98            $5,852        $20,346
1/09/98            $6,049        $19,742
1/12/98            $5,946        $19,987
1/13/98            $5,863        $20,262
1/14/98            $5,842        $20,386
1/15/98            $5,894        $20,233
1/16/98            $5,811        $20,462
1/20/98            $5,707        $20,826
1/21/98            $5,769        $20,659
1/22/98            $5,821        $20,495
1/23/98            $5,832        $20,378
1/26/98            $5,842        $20,365
1/27/98            $5,780        $20,622
1/28/98            $5,728        $20,801
1/29/98            $5,707        $20,972
1/30/98            $5,697        $20,861
2/02/98            $5,603        $21,308
2/03/98            $5,572        $21,409
2/04/98            $5,572        $21,428
2/05/98            $5,572        $21,356
2/06/98            $5,531        $21,546
2/09/98            $5,551        $21,510
2/10/98            $5,499        $21,686
2/11/98            $5,499        $21,707
2/12/98            $5,489        $21,795
2/13/98            $5,510        $21,709
2/17/98            $5,479        $21,765
2/18/98            $5,448        $21,963
2/19/98            $5,468        $21,883
2/20/98            $5,437        $22,009
2/23/98            $5,416        $22,093
2/24/98            $5,458        $21,931
2/25/98            $5,396        $22,194
2/26/98            $5,354        $22,317
2/27/98            $5,365        $22,331
3/02/98            $5,375        $22,296
3/03/98            $5,344        $22,388
3/04/98            $5,385        $22,288
3/05/98            $5,427        $22,027
3/06/98            $5,333        $22,466
3/09/98            $5,354        $22,394
3/10/98            $5,292        $22,648
3/11/98            $5,282        $22,738
3/12/98            $5,261        $22,769
3/13/98            $5,282        $22,741
3/16/98            $5,230        $22,968
3/17/98            $5,209        $22,993
3/18/98            $5,199        $23,101
3/19/98            $5,178        $23,191
3/20/98            $5,136        $23,391
3/23/98            $5,147        $23,315
3/24/98            $5,105        $23,529
3/25/98            $5,126        $23,450
3/26/98            $5,136        $23,426
3/27/98            $5,157        $23,312
3/30/98            $5,167        $23,272
3/31/98            $5,147        $23,446
4/01/98            $5,105        $23,583
4/02/98            $5,053        $23,835
4/03/98            $5,033        $23,892
4/06/98            $5,074        $23,864
4/07/98            $5,105        $23,612
4/08/98            $5,136        $23,444
4/09/98            $5,105        $23,636
4/13/98            $5,116        $23,615
4/14/98            $5,084        $23,744
4/15/98            $5,064        $23,820
4/16/98            $5,126        $23,583
4/17/98            $5,053        $23,893
4/20/98            $5,064        $23,913
4/21/98            $5,033        $23,970
4/22/98            $5,033        $24,048
4/23/98            $5,074        $23,826
4/24/98            $5,136        $23,577
4/27/98            $5,230        $23,123
4/28/98            $5,240        $23,092
4/29/98            $5,219        $23,295
4/30/98            $5,105        $23,660
5/01/98            $5,064        $23,856
5/04/98            $5,074        $23,879
5/05/98            $5,105        $23,742
5/06/98            $5,167        $23,514
5/07/98            $5,209        $23,306
5/08/98            $5,126        $23,582
5/11/98            $5,147        $23,551
5/12/98            $5,095        $23,745
5/13/98            $5,095        $23,811
5/14/98            $5,116        $23,779
5/15/98            $5,147        $23,595
5/18/98            $5,167        $23,533
5/19/98            $5,136        $23,612
5/20/98            $5,095        $23,815
5/21/98            $5,126        $23,721
5/22/98            $5,147        $23,632
5/26/98            $5,240        $23,282
5/27/98            $5,230        $23,244
5/28/98            $5,209        $23,358
5/29/98            $5,250        $23,214
6/01/98            $5,230        $23,217
6/02/98            $5,230        $23,261
6/03/98            $5,313        $23,042
6/04/98            $5,219        $23,299
6/05/98            $5,126        $23,704
6/08/98            $5,126        $23,744
6/09/98            $5,116        $23,801
6/10/98            $5,147        $23,671
6/11/98            $5,250        $23,294
6/12/98            $5,209        $23,385
6/15/98            $5,333        $22,920
6/16/98            $5,271        $23,145
6/17/98            $5,157        $23,560
6/18/98            $5,178        $23,545
6/19/98            $5,209        $23,423
6/22/98            $5,188        $23,478
6/23/98            $5,126        $23,824
6/24/98            $5,053        $24,109
6/25/98            $5,064        $24,032
6/26/98            $5,053        $24,116
6/29/98            $5,033        $24,228
6/30/98            $5,064        $24,129
7/01/98            $5,012        $24,443
7/02/98            $5,001        $24,397
7/06/98            $4,960        $24,629
7/07/98            $4,970        $24,572
7/08/98            $4,929        $24,822
7/09/98            $4,960        $24,655
7/10/98            $4,950        $24,778
7/13/98            $4,939        $24,797
7/14/98            $4,887        $25,060
7/15/98            $4,898        $25,001
7/16/98            $4,867        $25,197
7/17/98            $4,856        $25,255
7/20/98            $4,856        $25,199
7/21/98            $4,950        $24,794
7/22/98            $4,950        $24,773
7/23/98            $5,053        $24,255
7/24/98            $5,053        $24,278
7/27/98            $5,033        $24,415
7/28/98            $5,105        $24,053
7/29/98            $5,136        $23,946
7/30/98            $5,064        $24,321
7/31/98            $5,157        $23,849
8/03/98            $5,188        $23,674
8/04/98            $5,385        $22,816
8/05/98            $5,323        $23,014
8/06/98            $5,302        $23,189
8/07/98            $5,292        $23,185
8/10/98            $5,323        $23,050
8/11/98            $5,406        $22,749
8/12/98            $5,313        $23,073
8/13/98            $5,385        $22,875
8/14/98            $5,448        $22,617
8/17/98            $5,339        $23,062
8/18/98            $5,230        $23,435
8/19/98            $5,250        $23,368
8/20/98            $5,287        $23,230
8/21/98            $5,328        $23,009
8/24/98            $5,297        $23,157
8/25/98            $5,287        $23,257
8/26/98            $5,323        $23,073
8/27/98            $5,577        $22,187
8/28/98            $5,608        $21,861
8/31/98            $6,023        $20,377
9/01/98            $5,743        $21,159
9/02/98            $5,790        $21,079
9/03/98            $5,821        $20,904
9/04/98            $5,883        $20,725
9/08/98            $5,572        $21,780
9/09/98            $5,707        $21,413
9/10/98            $5,899        $20,860
9/11/98            $5,640        $21,474
9/14/98            $5,541        $21,914
9/15/98            $5,510        $22,083
9/16/98            $5,453        $22,249
9/17/98            $5,598        $21,683
9/18/98            $5,593        $21,709
9/21/98            $5,593        $21,790
9/22/98            $5,546        $21,915
9/23/98            $5,344        $22,688
9/24/98            $5,463        $22,190
9/25/98            $5,479        $22,233
9/28/98            $5,422        $22,317
9/29/98            $5,453        $22,324
9/30/98            $5,614        $21,644
10/01/98           $5,785        $20,991
10/02/98           $5,681        $21,336
10/05/98           $5,785        $21,038
10/06/98           $5,785        $20,953
10/07/98           $5,873        $20,657
10/08/98           $5,930        $20,418
10/09/98           $5,800        $20,947
10/12/98           $5,717        $21,232
10/13/98           $5,733        $21,170
10/14/98           $5,686        $21,399
10/15/98           $5,391        $22,292
10/16/98           $5,385        $22,482
10/19/98           $5,370        $22,609
10/20/98           $5,344        $22,642
10/21/98           $5,354        $22,769
10/22/98           $5,282        $22,951
10/23/98           $5,344        $22,785
10/26/98           $5,313        $22,820
10/27/98           $5,344        $22,672
10/28/98           $5,365        $22,730
10/29/98           $5,235        $23,110
10/30/98           $5,193        $23,381
11/02/98           $5,121        $23,656
11/03/98           $5,157        $23,640
11/04/98           $5,110        $23,807
11/05/98           $5,038        $24,126
11/06/98           $5,007        $24,282
11/09/98           $5,053        $24,052
11/10/98           $5,090        $24,011
11/11/98           $5,100        $23,856
11/12/98           $5,110        $23,786
11/13/98           $5,069        $23,957
11/16/98           $5,033        $24,172
11/17/98           $5,027        $24,246
11/18/98           $5,001        $24,356
11/19/98           $4,965        $24,529
11/20/98           $4,924        $24,762
11/23/98           $4,815        $25,286
11/24/98           $4,841        $25,175
11/25/98           $4,846        $25,258
11/27/98           $4,815        $25,373
11/30/98           $4,944        $24,763
12/01/98           $4,892        $25,011
12/02/98           $4,903        $24,926
12/03/98           $4,981        $24,476
12/04/98           $4,867        $25,042
12/07/98           $4,835        $25,276
12/08/98           $4,861        $25,141
12/09/98           $4,851        $25,186
12/10/98           $4,924        $24,793
12/11/98           $4,937        $24,824
12/14/98           $5,051        $24,286
12/15/98           $4,937        $24,746
12/16/98           $4,937        $24,727
12/17/98           $4,864        $25,111
12/18/98           $4,843        $25,283
12/21/98           $4,775        $25,598
12/22/98           $4,765        $25,613
12/23/98           $4,666        $26,145
12/24/98           $4,677        $26,096
12/28/98           $4,697        $26,080
12/29/98           $4,619        $26,427
12/30/98           $4,666        $26,217
12/31/98           $4,656        $26,159
1/04/99            $4,671        $26,135
1/05/99            $4,630        $26,490
1/06/99            $4,531        $27,077
1/07/99            $4,536        $27,021
1/08/99            $4,505        $27,135
1/11/99            $4,552        $26,897
1/12/99            $4,635        $26,378
1/13/99            $4,677        $26,269
1/14/99            $4,755        $25,797
1/15/99            $4,640        $26,458
1/19/99            $4,609        $26,620
1/20/99            $4,567        $26,742
1/21/99            $4,697        $26,286
1/22/99            $4,703        $26,073
1/25/99            $4,661        $26,260
1/26/99            $4,578        $26,651
1/27/99            $4,640        $26,456
1/28/99            $4,578        $26,928
1/29/99            $4,520        $27,232
2/01/99            $4,546        $27,091
2/02/99            $4,578        $26,857
2/03/99            $4,531        $27,071
2/04/99            $4,598        $26,569
2/05/99            $4,656        $26,376
2/08/99            $4,640        $26,469
2/09/99            $4,749        $25,881
2/10/99            $4,723        $26,039
2/11/99            $4,583        $26,687
2/12/99            $4,671        $26,179
2/16/99            $4,656        $26,428
2/17/99            $4,703        $26,049
2/18/99            $4,666        $26,331
2/19/99            $4,650        $26,371
2/22/99            $4,536        $27,073
2/23/99            $4,531        $27,052
2/24/99            $4,609        $26,674
2/25/99            $4,656        $26,495
2/26/99            $4,677        $26,353
3/01/99            $4,666        $26,307
3/02/99            $4,697        $26,080
3/03/99            $4,682        $26,127
3/04/99            $4,624        $26,530
3/05/99            $4,515        $27,143
3/08/99            $4,500        $27,298
3/09/99            $4,510        $27,236
3/10/99            $4,479        $27,385
3/11/99            $4,427        $27,616
3/12/99            $4,474        $27,550
3/15/99            $4,422        $27,820
3/16/99            $4,422        $27,801
3/17/99            $4,448        $27,619
3/18/99            $4,380        $28,018
3/19/99            $4,453        $27,650
3/22/99            $4,448        $27,602
3/23/99            $4,583        $26,860
3/24/99            $4,557        $26,997
3/25/99            $4,468        $27,452
3/26/99            $4,494        $27,299
3/29/99            $4,411        $27,882
3/30/99            $4,442        $27,681
3/31/99            $4,505        $27,375
4/01/99            $4,474        $27,532
4/02/99            $4,474        $27,532
4/05/99            $4,375        $28,115
4/06/99            $4,390        $28,046
4/07/99            $4,359        $28,238
4/08/99            $4,302        $28,601
4/09/99            $4,297        $28,694
4/12/99            $4,260        $28,913
4/13/99            $4,292        $28,726
4/14/99            $4,364        $28,271
4/15/99            $4,375        $28,152
4/16/99            $4,396        $28,070
4/19/99            $4,494        $27,442
4/20/99            $4,442        $27,797
4/21/99            $4,338        $28,434
4/22/99            $4,260        $28,917
4/23/99            $4,271        $28,875
4/26/99            $4,260        $28,943
4/27/99            $4,250        $29,002
4/28/99            $4,286        $28,749
4/29/99            $4,323        $28,577
4/30/99            $4,359        $28,414
5/03/99            $4,286        $28,828
5/04/99            $4,354        $28,346
5/05/99            $4,307        $28,672
5/06/99            $4,349        $28,348
5/07/99            $4,312        $28,623
5/10/99            $4,333        $28,523
5/11/99            $4,286        $28,849
5/12/99            $4,255        $29,027
5/13/99            $4,245        $29,103
5/14/99            $4,338        $28,470
5/17/99            $4,338        $28,506
5/18/99            $4,354        $28,375
5/19/99            $4,318        $28,607
5/20/99            $4,338        $28,492
5/21/99            $4,370        $28,310
5/24/99            $4,448        $27,814
5/25/99            $4,526        $27,333
5/26/99            $4,458        $27,767
5/27/99            $4,541        $27,270
5/28/99            $4,468        $27,705
6/01/99            $4,489        $27,543
6/02/99            $4,494        $27,555
6/03/99            $4,474        $27,656
6/04/99            $4,380        $28,256
6/07/99            $4,359        $28,400
6/08/99            $4,411        $28,034
6/09/99            $4,416        $28,062
6/10/99            $4,468        $27,725
6/11/99            $4,500        $27,530
6/14/99            $4,494        $27,538
6/15/99            $4,468        $27,690
6/16/99            $4,375        $28,313
6/17/99            $4,344        $28,515
6/18/99            $4,338        $28,577
6/21/99            $4,318        $28,708
6/22/99            $4,359        $28,429
6/23/99            $4,380        $28,369
6/24/99            $4,432        $28,001
6/25/99            $4,427        $27,991
6/28/99            $4,375        $28,333
6/29/99            $4,323        $28,760
6/30/99            $4,266        $29,212
7/01/99            $4,224        $29,388
7/02/99            $4,193        $29,607
7/06/99            $4,203        $29,541
7/07/99            $4,188        $29,705
7/08/99            $4,188        $29,675
7/09/99            $4,172        $29,863
7/12/99            $4,177        $29,774
7/13/99            $4,193        $29,657
7/14/99            $4,188        $29,755
7/15/99            $4,151        $29,998
7/16/99            $4,125        $30,193
7/19/99            $4,156        $29,956
7/20/99            $4,250        $29,306
7/21/99            $4,250        $29,353
7/22/99            $4,302        $28,963
7/23/99            $4,318        $28,877
7/26/99            $4,349        $28,682
7/27/99            $4,302        $29,003
7/28/99            $4,292        $29,057
7/29/99            $4,364        $28,539
7/30/99            $4,416        $28,277
8/02/99            $4,416        $28,262
8/03/99            $4,437        $28,137
8/04/99            $4,500        $27,779
8/05/99            $4,468        $27,957
8/06/99            $4,515        $27,672
8/09/99            $4,520        $27,619
8/10/99            $4,578        $27,270
8/11/99            $4,510        $27,707
8/12/99            $4,520        $27,626
8/13/99            $4,422        $28,255
8/16/99            $4,411        $28,320
8/17/99            $4,370        $28,605
8/18/99            $4,406        $28,364
8/19/99            $4,437        $28,167
8/20/99            $4,401        $28,445
8/23/99            $4,318        $28,947
8/24/99            $4,307        $29,017
8/25/99            $4,250        $29,406
8/26/99            $4,307        $28,985
8/27/99            $4,354        $28,693
8/30/99            $4,442        $28,177
8/31/99            $4,453        $28,100
9/01/99            $4,416        $28,327
9/02/99            $4,463        $28,072
9/03/99            $4,323        $28,884
9/07/99            $4,349        $28,739
9/08/99            $4,375        $28,605
9/09/99            $4,364        $28,680
9/10/99            $4,359        $28,765
9/13/99            $4,375        $28,605
9/14/99            $4,406        $28,438
9/15/99            $4,468        $28,048
9/16/99            $4,468        $28,059
9/17/99            $4,411        $28,419
9/20/99            $4,411        $28,422
9/21/99            $4,510        $27,827
9/22/99            $4,500        $27,889
9/23/99            $4,609        $27,256
9/24/99            $4,614        $27,184
9/27/99            $4,598        $27,310
9/28/99            $4,604        $27,287
9/29/99            $4,650        $26,992
9/30/99            $4,604        $27,298
10/01/99           $4,598        $27,300
10/04/99           $4,526        $27,763
10/05/99           $4,531        $27,694
10/06/99           $4,458        $28,206
10/07/99           $4,479        $28,041
10/08/99           $4,422        $28,432
10/11/99           $4,427        $28,415
10/12/99           $4,494        $27,943
10/13/99           $4,604        $27,358
10/14/99           $4,609        $27,313
10/15/99           $4,739        $26,546
10/18/99           $4,713        $26,689
10/19/99           $4,692        $26,842
10/20/99           $4,583        $27,441
10/21/99           $4,604        $27,317
10/22/99           $4,546        $27,701
10/25/99           $4,572        $27,530
10/26/99           $4,619        $27,280
10/27/99           $4,557        $27,595
10/28/99           $4,396        $28,569
10/29/99           $4,333        $29,005
11/01/99           $4,359        $28,817
11/02/99           $4,390        $28,681
11/03/99           $4,370        $28,834
11/04/99           $4,344        $28,999
11/05/99           $4,323        $29,160
11/08/99           $4,297        $29,304
11/09/99           $4,338        $29,055
11/10/99           $4,312        $29,229
11/11/99           $4,292        $29,399
11/12/99           $4,245        $29,710
11/15/99           $4,245        $29,674
11/16/99           $4,167        $30,220
11/17/99           $4,198        $30,021
11/18/99           $4,162        $30,324
11/19/99           $4,172        $30,262
11/22/99           $4,172        $30,239
11/23/99           $4,219        $29,892
11/24/99           $4,188        $30,157
11/26/99           $4,193        $30,147
11/29/99           $4,224        $29,960
11/30/99           $4,281        $29,561
12/01/99           $4,250        $29,745
12/02/99           $4,219        $29,986
12/03/99           $4,146        $30,502
12/06/99           $4,182        $30,290
12/07/99           $4,208        $29,989
12/08/99           $4,240        $29,876
12/09/99           $4,229        $29,966
12/10/99           $4,203        $30,156
12/13/99           $4,182        $30,117
12/14/99           $4,219        $29,861
12/15/99           $4,198        $30,077
12/16/99           $4,177        $30,193
12/17/99           $4,167        $30,242
12/20/99           $4,188        $30,179
12/21/99           $4,141        $30,505
12/22/99           $4,136        $30,562
12/24/99           $4,073        $31,035
12/27/99           $4,078        $31,009
12/28/99           $4,073        $31,021
12/29/99           $4,068        $31,144
12/30/99           $4,068        $31,166
12/31/99           $4,057        $31,267
1/03/00            $4,099        $30,969
1/04/00            $4,255        $29,781
1/05/00            $4,250        $29,838
1/06/00            $4,255        $29,867
1/07/00            $4,115        $30,676
1/10/00            $4,089        $31,019
1/11/00            $4,141        $30,614
1/12/00            $4,162        $30,480
1/13/00            $4,115        $30,851
1/17/00            $4,068        $31,180
1/18/00            $4,099        $30,967
1/19/00            $4,099        $30,983
1/20/00            $4,136        $30,763
1/21/00            $4,146        $30,674
1/24/00            $4,260        $29,834
1/25/00            $4,234        $30,007
1/26/00            $4,250        $29,881
1/27/00            $4,266        $29,763
1/28/00            $4,396        $28,946
1/31/00            $4,292        $29,676
2/01/00            $4,240        $29,991
2/02/00            $4,245        $29,988
2/03/00            $4,193        $30,325
2/04/00            $4,193        $30,312
2/07/00            $4,203        $30,283
2/08/00            $4,146        $30,682
2/09/00            $4,234        $30,043
2/10/00            $4,224        $30,152
2/11/00            $4,307        $29,519
2/14/00            $4,302        $29,579
2/15/00            $4,266        $29,837
2/16/00            $4,318        $29,531
2/17/00            $4,328        $29,544
2/18/00            $4,442        $28,646
2/22/00            $4,437        $28,776
2/23/00            $4,401        $28,957
2/24/00            $4,437        $28,803
2/25/00            $4,489        $28,375
2/28/00            $4,453        $28,688
2/29/00            $4,390        $29,079
3/01/00            $4,354        $29,351
3/02/00            $4,344        $29,405
3/03/00            $4,260        $29,989
3/06/00            $4,318        $29,608
3/07/00            $4,427        $28,849
3/08/00            $4,390        $29,085
3/09/00            $4,286        $29,830
3/10/00            $4,302        $29,689
3/13/00            $4,338        $29,445
3/14/00            $4,411        $28,924
3/15/00            $4,318        $29,626
3/16/00            $4,104        $31,038
3/17/00            $4,094        $31,166
3/20/00            $4,115        $30,999
3/21/00            $4,011        $31,791
3/22/00            $4,005        $31,935
3/23/00            $3,927        $32,504
3/24/00            $3,922        $32,506
3/27/00            $3,942        $32,429
3/28/00            $3,984        $32,086
3/29/00            $3,974        $32,103
3/30/00            $4,042        $31,665
3/31/00            $4,005        $31,891
4/03/00            $3,984        $32,049
4/04/00            $4,016        $31,810
4/05/00            $4,042        $31,653
4/06/00            $4,005        $31,950
4/07/00            $3,969        $32,270
4/10/00            $4,000        $32,017
4/11/00            $4,010        $31,934
4/12/00            $4,115        $31,223
4/13/00            $4,182        $30,656
4/14/00            $4,443        $28,885
4/17/00            $4,287        $29,824
4/18/00            $4,167        $30,679
4/19/00            $4,203        $30,378
4/21/00            $4,188        $30,529
4/24/00            $4,208        $30,429
4/25/00            $4,062        $31,442
4/26/00            $4,109        $31,092
4/27/00            $4,104        $31,175
4/28/00            $4,135        $30,909
5/01/00            $4,094        $31,246
5/02/00            $4,156        $30,779
5/03/00            $4,245        $30,115
5/04/00            $4,261        $29,993
5/05/00            $4,198        $30,488
5/08/00            $4,224        $30,308
5/09/00            $4,255        $30,052
5/10/00            $4,344        $29,433
5/11/00            $4,266        $29,960
5/12/00            $4,229        $30,240
5/15/00            $4,146        $30,908
5/16/00            $4,104        $31,199
5/17/00            $4,151        $30,811
5/18/00            $4,188        $30,585
5/19/00            $4,276        $29,941
5/22/00            $4,297        $29,809
5/23/00            $4,375        $29,237
5/24/00            $4,302        $29,773
5/25/00            $4,349        $29,400
5/26/00            $4,365        $29,326
5/30/00            $4,229        $30,271
5/31/00            $4,245        $30,232
6/01/00            $4,162        $30,832
6/02/00            $4,083        $31,438
6/05/00            $4,104        $31,233
6/06/00            $4,135        $31,024
6/07/00            $4,099        $31,312
6/08/00            $4,125        $31,106
6/09/00            $4,135        $31,006
6/12/00            $4,172        $30,773
6/13/00            $4,109        $31,271
6/14/00            $4,109        $31,295
6/15/00            $4,094        $31,466
6/16/00            $4,125        $31,165
6/19/00            $4,073        $31,624
6/20/00            $4,099        $31,410
6/21/00            $4,099        $31,478
6/22/00            $4,167        $30,904
6/23/00            $4,203        $30,676
6/26/00            $4,162        $30,969
6/27/00            $4,172        $30,869
6/28/00            $4,172        $30,960
6/29/00            $4,214        $30,696
6/30/00            $4,193        $30,956
7/03/00            $4,135        $31,269
7/05/00            $4,203        $30,777
7/06/00            $4,172        $31,000
7/07/00            $4,109        $31,473
7/10/00            $4,120        $31,403
7/11/00            $4,109        $31,515
7/12/00            $4,078        $31,771
7/13/00            $4,073        $31,833
7/14/00            $4,042        $32,134
7/17/00            $4,036        $32,145
7/18/00            $4,078        $31,788
7/19/00            $4,109        $31,538
7/20/00            $4,073        $31,825
7/21/00            $4,120        $31,500
7/24/00            $4,172        $31,162
7/25/00            $4,146        $31,378
7/26/00            $4,198        $30,909
7/27/00            $4,214        $30,850
7/28/00            $4,302        $30,217
7/31/00            $4,287        $30,450
8/01/00            $4,261        $30,604
8/02/00            $4,250        $30,617
8/03/00            $4,219        $30,912
8/04/00            $4,193        $31,133
8/07/00            $4,141        $31,482
8/08/00            $4,135        $31,556
8/09/00            $4,162        $31,344
8/10/00            $4,198        $31,076
8/11/00            $4,172        $31,322
8/14/00            $4,115        $31,742
8/15/00            $4,130        $31,590
8/16/00            $4,151        $31,493
8/17/00            $4,104        $31,838
8/18/00            $4,120        $31,745
8/21/00            $4,099        $31,911
8/22/00            $4,104        $31,882
8/23/00            $4,089        $32,049
8/24/00            $4,078        $32,099
8/25/00            $4,089        $32,059
8/28/00            $4,068        $32,222
8/29/00            $4,083        $32,131
8/30/00            $4,104        $31,977
8/31/00            $4,062        $32,298
9/01/00            $4,057        $32,364
9/05/00            $4,099        $32,072
9/06/00            $4,141        $31,757
9/07/00            $4,115        $31,975
9/08/00            $4,146        $31,805
9/11/00            $4,156        $31,693
9/12/00            $4,177        $31,538
9/13/00            $4,167        $31,601
9/14/00            $4,182        $31,515
9/15/00            $4,224        $31,194
9/18/00            $4,287        $30,741
9/19/00            $4,245        $31,068
9/20/00            $4,271        $30,886
9/21/00            $4,276        $30,837
9/22/00            $4,281        $30,830
9/25/00            $4,313        $30,624
9/26/00            $4,344        $30,373
9/27/00            $4,354        $30,359
9/28/00            $4,255        $31,034
9/29/00            $4,323        $30,571
10/02/00           $4,328        $30,565
10/03/00           $4,370        $30,357
10/04/00           $4,334        $30,524
10/05/00           $4,328        $30,566
10/06/00           $4,417        $29,985
10/09/00           $4,438        $29,837
10/10/00           $4,485        $29,494
10/11/00           $4,568        $29,040
10/12/00           $4,683        $28,299
10/13/00           $4,532        $29,244
10/16/00           $4,521        $29,253
10/17/00           $4,610        $28,729
10/18/00           $4,641        $28,562
10/19/00           $4,480        $29,554
10/20/00           $4,454        $29,728
10/23/00           $4,454        $29,704
10/24/00           $4,443        $29,754
10/25/00           $4,563        $29,047
10/26/00           $4,568        $29,037
10/27/00           $4,506        $29,359
10/30/00           $4,448        $29,765
10/31/00           $4,365        $30,419
11/01/00           $4,386        $30,245
11/02/00           $4,360        $30,396
11/03/00           $4,370        $30,362
11/06/00           $4,354        $30,479
11/07/00           $4,360        $30,472
11/08/00           $4,438        $29,991
11/09/00           $4,464        $29,797
11/10/00           $4,574        $29,070
11/13/00           $4,626        $28,756
11/14/00           $4,626        $29,431
11/15/00           $4,490        $29,577
11/16/00           $4,553        $29,205
11/17/00           $4,563        $29,107
11/20/00           $4,657        $28,572
11/21/00           $4,647        $28,673
11/23/00           $4,735        $28,141
11/24/00           $4,667        $28,554
11/27/00           $4,626        $28,708
11/28/00           $4,683        $28,433
11/29/00           $4,667        $28,558
11/30/00           $4,777        $27,984
12/01/00           $4,756        $27,990
12/04/00           $4,725        $28,197
12/05/00           $4,542        $29,294
12/06/00           $4,631        $28,761
12/07/00           $4,657        $28,592
12/08/00           $4,568        $29,153
12/11/00           $4,537        $29,372
12/12/00           $4,563        $29,180
12/13/00           $4,605        $28,942
12/14/00           $4,678        $28,536
12/15/00           $4,776        $27,924
12/18/00           $4,745        $28,149
12/19/00           $4,808        $27,785
12/20/00           $4,960        $26,915
12/21/00           $4,923        $27,130
12/22/00           $4,797        $27,792
12/26/00           $4,760        $27,989
12/26/00           $4,760        $27,792
12/27/00           $4,718        $28,281
12/28/00           $4,703        $28,394
12/29/00           $4,766        $28,097
1/02/01            $4,897        $27,309
1/03/01            $4,640        $28,678
1/04/01            $4,703        $28,375
1/05/01            $4,834        $27,630
1/08/01            $4,850        $27,577
1/09/01            $4,839        $27,682
1/10/01            $4,776        $27,948
1/11/01            $4,745        $28,236
1/12/01            $4,771        $28,055
1/16/01            $4,750        $28,233
1/17/01            $4,734        $28,293
1/18/01            $4,671        $28,686
1/19/01            $4,697        $28,571
1/22/01            $4,687        $28,578
1/23/01            $4,640        $28,951
1/24/01            $4,619        $29,034
1/25/01            $4,645        $28,889
1/26/01            $4,655        $28,835
1/29/01            $4,629        $29,031
1/30/01            $4,592        $29,235
1/31/01            $4,613        $29,070
2/01/01            $4,603        $29,229
2/02/01            $4,687        $28,718
2/05/01            $4,661        $28,821
2/06/01            $4,676        $28,778
2/07/01            $4,713        $28,536
2/08/01            $4,745        $28,358
2/09/01            $4,813        $27,980
2/12/01            $4,755        $28,310
2/13/01            $4,802        $28,066
2/14/01            $4,802        $28,004
2/15/01            $4,766        $28,232
2/16/01            $4,871        $27,698
2/20/01            $4,954        $27,217
2/21/01            $5,054        $26,714
2/22/01            $5,059        $26,661
2/23/01            $5,086        $26,513
2/26/01            $4,996        $26,977
2/27/01            $5,038        $26,770
2/28/01            $5,122        $26,387
3/01/01            $5,112        $26,415
3/02/01            $5,149        $26,265
3/05/01            $5,112        $26,419
3/06/01            $5,054        $26,682
3/07/01            $5,023        $26,854
3/08/01            $5,023        $26,915
3/09/01            $5,143        $26,249
3/12/01            $5,385        $25,115
3/13/01            $5,290        $25,488
3/14/01            $5,448        $24,829
3/15/01            $5,401        $24,975
3/16/01            $5,516        $24,485
3/19/01            $5,416        $24,916
3/20/01            $5,558        $24,316
3/21/01            $5,658        $23,880
3/22/01            $5,689        $23,783
3/23/01            $5,558        $24,257
3/26/01            $5,479        $24,531
3/27/01            $5,369        $25,158
3/28/01            $5,511        $24,543
3/29/01            $5,521        $24,430
3/30/01            $5,474        $24,693

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 3-31-01

---------------------------------------------------------------------------------------------------------------------------------
                                               INVESTOR CLASS                             ADVISOR CLASS               C CLASS
                                                  (1-7-94)                                  (8-5-98)                 (3-15-01)
                              ------------------------------------------------   -------------------------------   --------------
                                   ONE              FIVE            SINCE             ONE             SINCE            SINCE
                                   YEAR             YEAR          INCEPTION           YEAR          INCEPTION        INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Ursa Fund                              36.68%           -7.18%           -7.93%          35.70%            0.67%             1.36%
S&P
 500-Registered Trademark-
 Index                                -22.57%           12.44%           13.32%         -22.57%            2.69%            -1.13%
---------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR
CLASS SHARES AND C CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

OTC FUND

OBJECTIVE: TO PROVIDE INVESTMENT RETURNS THAT CORRESPOND TO THE PERFORMANCE OF THE NASDAQ-100 INDEX.

INCEPTION: FEBRUARY 14, 1994

The Nasdaq-100 Index, which has a concentration in large cap technology stocks, suffered its first down year since 1994, after rallying 101.95% in 1999 and rallying another 26.88% to a high of 4,704.73 on March 27, 2000. The Nasdaq-100 experienced a strong correction in the fall, closing the fiscal year ended March 31, 2001 down 64.23%. Internet stocks were particularly hard hit. The OTC Fund posted a loss of 65.19%. The Fund typically owned a basket of stocks representative of the underlying Nasdaq-100 Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          RYDEX OTC FUND  NASDAQ 100 INDEX
2/14/94          $10,000           $10,000
2/15/94          $10,040           $10,078
2/16/94          $10,010           $10,090
2/17/94           $9,910           $10,056
2/18/94           $9,930           $10,070
2/22/94           $9,960           $10,133
2/23/94           $9,940           $10,094
2/24/94           $9,840            $9,943
2/25/94           $9,830           $10,033
2/28/94           $9,950           $10,174
3/01/94           $9,840           $10,113
3/02/94           $9,790           $10,076
3/03/94           $9,800           $10,076
3/04/94           $9,890           $10,170
3/07/94           $9,970           $10,252
3/08/94           $9,890           $10,169
3/09/94           $9,930           $10,197
3/10/94           $9,840           $10,115
3/11/94           $9,900           $10,107
3/14/94           $9,930           $10,193
3/15/94           $9,940           $10,191
3/16/94          $10,020           $10,252
3/17/94          $10,050           $10,329
3/18/94          $10,000           $10,306
3/21/94           $9,970           $10,195
3/22/94           $9,950           $10,137
3/23/94           $9,990           $10,133
3/24/94           $9,810            $9,971
3/25/94           $9,740            $9,870
3/28/94           $9,650            $9,724
3/29/94           $9,430            $9,454
3/30/94           $9,330            $9,386
3/31/94           $9,370            $9,453
4/04/94           $9,130            $9,267
4/05/94           $9,460            $9,610
4/06/94           $9,400            $9,596
4/07/94           $9,520            $9,651
4/08/94           $9,370            $9,501
4/11/94           $9,400            $9,475
4/12/94           $9,220            $9,268
4/13/94           $9,050            $9,065
4/14/94           $9,040            $9,026
4/15/94           $9,060            $9,042
4/18/94           $8,960            $8,898
4/19/94           $8,890            $8,821
4/20/94           $8,800            $8,772
4/21/94           $8,990            $9,060
4/22/94           $9,000            $9,111
4/25/94           $9,160            $9,252
4/26/94           $9,170            $9,268
4/28/94           $9,080            $9,194
4/29/94           $9,170            $9,214
5/02/94           $9,300            $9,376
5/03/94           $9,210            $9,308
5/04/94           $9,230            $9,319
5/05/94           $9,250            $9,336
5/06/94           $9,160            $9,246
5/09/94           $9,060            $9,084
5/10/94           $9,080            $9,134
5/11/94           $8,940            $9,014
5/12/94           $9,000            $9,050
5/13/94           $8,970            $9,005
5/16/94           $8,890            $8,899
5/17/94           $8,950            $8,899
5/18/94           $9,120            $9,099
5/19/94           $9,170            $9,176
5/20/94           $9,130            $9,142
5/23/94           $9,110            $9,131
5/24/94           $9,260            $9,306
5/25/94           $9,230            $9,337
5/26/94           $9,200            $9,276
5/27/94           $9,210            $9,301
5/31/94           $9,260            $9,352
6/01/94           $9,270            $9,361
6/02/94           $9,310            $9,396
6/03/94           $9,350            $9,449
6/06/94           $9,310            $9,449
6/07/94           $9,250            $9,380
6/08/94           $9,100            $9,158
6/09/94           $9,120            $9,141
6/10/94           $9,240            $9,248
6/13/94           $9,150            $9,180
6/14/94           $9,260            $9,315
6/15/94           $9,220            $9,325
6/16/94           $9,240            $9,326
6/17/94           $9,060            $9,181
6/20/94           $8,980            $9,080
6/21/94           $8,860            $8,911
6/22/94           $8,910            $8,966
6/23/94           $8,720            $8,726
6/24/94           $8,660            $8,683
6/27/94           $8,850            $8,915
6/28/94           $8,860            $8,937
6/29/94           $8,840            $8,954
6/30/94           $8,760            $8,894
7/01/94           $8,750            $8,887
7/05/94           $8,680            $8,810
7/06/94           $8,590            $8,729
7/07/94           $8,730            $8,867
7/08/94           $8,740            $8,869
7/11/94           $8,700            $8,857
7/12/94           $8,780            $8,919
7/13/94           $8,970            $9,112
7/14/94           $8,910            $9,072
7/15/94           $8,870            $9,065
7/18/94           $8,940            $9,088
7/19/94           $8,820            $9,003
7/20/94           $8,700            $8,875
7/21/94           $8,760            $8,941
7/22/94           $8,830            $9,011
7/25/94           $8,850            $9,037
7/26/94           $8,800            $8,985
7/27/94           $8,740            $8,931
7/28/94           $8,760            $8,939
7/29/94           $8,960            $9,137
8/01/94           $9,030            $9,222
8/02/94           $9,000            $9,202
8/03/94           $8,960            $9,145
8/04/94           $8,870            $9,073
8/05/94           $8,870            $9,063
8/08/94           $8,920            $9,106
8/09/94           $8,940            $9,150
8/10/94           $9,030            $9,230
8/11/94           $9,020            $9,244
8/12/94           $9,110            $9,305
8/15/94           $9,090            $9,308
8/16/94           $9,180            $9,393
8/17/94           $9,340            $9,550
8/18/94           $9,290            $9,519
8/19/94           $9,250            $9,482
8/22/94           $9,220            $9,450
8/23/94           $9,330            $9,547
8/24/94           $9,380            $9,589
8/25/94           $9,440            $9,664
8/26/94           $9,640            $9,856
8/29/94           $9,610            $9,835
8/30/94           $9,710            $9,917
8/31/94           $9,580            $9,822
9/01/94           $9,450            $9,667
9/02/94           $9,420            $9,662
9/06/94           $9,500            $9,718
9/07/94           $9,590            $9,801
9/08/94           $9,670            $9,892
9/09/94           $9,510            $9,746
9/12/94           $9,460            $9,668
9/13/94           $9,600            $9,792
9/14/94           $9,620            $9,819
9/15/94           $9,830           $10,049
9/16/94           $9,730            $9,984
9/19/94           $9,740            $9,970
9/20/94           $9,560            $9,796
9/21/94           $9,490            $9,719
9/22/94           $9,480            $9,715
9/23/94           $9,390            $9,632
9/26/94           $9,360            $9,600
9/27/94           $9,380            $9,610
9/28/94           $9,430            $9,676
9/29/94           $9,410            $9,657
9/30/94           $9,470            $9,722
10/03/94          $9,450            $9,694
10/04/94          $9,170            $9,447
10/05/94          $9,310            $9,553
10/06/94          $9,240            $9,451
10/07/94          $9,360            $9,562
10/10/94          $9,470            $9,697
10/11/94          $9,660            $9,881
10/12/94          $9,630            $9,870
10/13/94          $9,630            $9,870
10/14/94          $9,610            $9,844
10/17/94          $9,550            $9,796
10/18/94          $9,570            $9,824
10/19/94          $9,730            $9,966
10/20/94          $9,700            $9,948
10/21/94          $9,680            $9,887
10/24/94          $9,630            $9,844
10/25/94          $9,640            $9,836
10/26/94          $9,790            $9,968
10/27/94          $9,830           $10,013
10/28/94          $9,970           $10,166
10/31/94         $10,000           $10,196
11/01/94          $9,900           $10,122
11/02/94          $9,880           $10,094
11/03/94          $9,860           $10,076
11/04/94          $9,680            $9,910
11/07/94          $9,650            $9,879
11/08/94          $9,850           $10,058
11/09/94          $9,870           $10,079
11/10/94          $9,820           $10,025
11/11/94          $9,780            $9,992
11/14/94          $9,990           $10,174
11/15/94          $9,960           $10,165
11/16/94         $10,000           $10,188
11/17/94          $9,950           $10,145
11/18/94          $9,970           $10,181
11/21/94          $9,870           $10,103
11/22/94          $9,600            $9,823
11/23/94          $9,610            $9,804
11/25/94          $9,720            $9,903
11/28/94          $9,760            $9,968
11/29/94          $9,890           $10,098
11/30/94          $9,770            $9,993
12/01/94          $9,600            $9,839
12/02/94          $9,710            $9,924
12/05/94          $9,730            $9,941
12/06/94          $9,650            $9,873
12/07/94          $9,530            $9,769
12/08/94          $9,330            $9,536
12/09/94          $9,410            $9,593
12/12/94          $9,390            $9,599
12/13/94          $9,340            $9,566
12/14/94          $9,450            $9,668
12/15/94          $9,470            $9,718
12/16/94          $9,440            $9,677
12/19/94          $9,400            $9,637
12/20/94          $9,390            $9,642
12/21/94          $9,600            $9,820
12/22/94          $9,650            $9,869
12/23/94          $9,670            $9,902
12/27/94          $9,731            $9,973
12/28/94          $9,609            $9,880
12/29/94          $9,782           $10,030
12/30/94          $9,721            $9,979
1/03/95           $9,568            $9,824
1/04/95           $9,609            $9,865
1/05/95           $9,568            $9,825
1/06/95           $9,650            $9,913
1/09/95           $9,701            $9,961
1/10/95           $9,813           $10,061
1/11/95           $9,792           $10,049
1/12/95           $9,792           $10,055
1/13/95           $9,874           $10,133
1/16/95           $9,945           $10,211
1/17/95          $10,017           $10,291
1/18/95          $10,058           $10,349
1/19/95          $10,037           $10,314
1/20/95           $9,823           $10,124
1/23/95           $9,905           $10,167
1/24/95           $9,925           $10,210
1/25/95           $9,864           $10,142
1/26/95           $9,741           $10,034
1/27/95           $9,762           $10,052
1/30/95           $9,609            $9,916
1/31/95           $9,721           $10,005
2/01/95           $9,741           $10,048
2/02/95           $9,843           $10,149
2/03/95           $9,966           $10,272
2/06/95          $10,078           $10,391
2/07/95          $10,068           $10,382
2/08/95          $10,211           $10,507
2/09/95          $10,221           $10,526
2/10/95          $10,333           $10,633
2/13/95          $10,282           $10,584
2/14/95          $10,302           $10,610
2/15/95          $10,374           $10,676
2/16/95          $10,323           $10,636
2/17/95          $10,190           $10,507
2/21/95          $10,180           $10,487
2/22/95          $10,292           $10,595
2/23/95          $10,333           $10,640
2/24/95          $10,262           $10,575
2/27/95          $10,160           $10,485
2/28/95          $10,374           $10,676
3/01/95          $10,272           $10,609
3/02/95          $10,323           $10,656
3/03/95          $10,466           $10,779
3/06/95          $10,466           $10,793
3/07/95          $10,333           $10,667
3/08/95          $10,466           $10,787
3/09/95          $10,476           $10,788
3/10/95          $10,598           $10,905
3/13/95          $10,557           $10,881
3/14/95          $10,670           $11,016
3/15/95          $10,619           $10,949
3/16/95          $10,649           $10,977
3/17/95          $10,639           $10,959
3/20/95          $10,700           $11,024
3/21/95          $10,710           $11,037
3/22/95          $10,710           $11,037
3/23/95          $10,761           $11,079
3/24/95          $10,619           $11,242
3/27/95          $10,965           $11,284
3/28/95          $11,057           $11,368
3/29/95          $10,833           $11,154
3/30/95          $10,751           $11,069
3/31/95          $10,721           $11,038
4/03/95          $10,751           $11,071
4/04/95          $10,568           $10,907
4/05/95          $10,649           $10,976
4/06/95          $10,517           $10,859
4/07/95          $10,629           $10,960
4/10/95          $10,761           $11,092
4/11/95          $10,853           $11,190
4/12/95          $10,945           $11,280
4/13/95          $10,996           $11,329
4/17/95          $10,955           $11,282
4/18/95          $10,863           $11,193
4/19/95          $10,710           $11,036
4/20/95          $10,751           $11,084
4/21/95          $10,802           $11,141
4/24/95          $10,925           $11,266
4/25/95          $11,006           $11,333
4/26/95          $11,108           $11,430
4/27/95          $11,169           $11,487
4/28/95          $11,261           $11,591
5/01/95          $11,159           $11,504
5/02/95          $11,149           $11,488
5/03/95          $11,394           $11,723
5/04/95          $11,373           $11,703
5/05/95          $11,282           $11,609
5/08/95          $11,465           $11,769
5/09/95          $11,435           $11,750
5/10/95          $11,353           $11,673
5/11/95          $11,526           $11,838
5/12/95          $11,618           $11,927
5/15/95          $11,679           $12,005
5/16/95          $11,792           $12,121
5/17/95          $11,894           $12,211
5/18/95          $11,720           $12,047
5/19/95          $11,761           $12,083
5/22/95          $11,914           $12,221
5/23/95          $12,118           $12,419
5/24/95          $12,057           $12,355
5/25/95          $12,077           $12,383
5/26/95          $11,924           $12,245
5/30/95          $11,557           $11,900
5/31/95          $11,720           $12,049
6/01/95          $11,802           $12,119
6/02/95          $11,853           $12,161
6/05/95          $12,057           $12,362
6/06/95          $11,904           $12,222
6/07/95          $11,965           $12,272
6/08/95          $12,057           $12,364
6/09/95          $12,036           $12,352
6/12/95          $12,067           $12,384
6/13/95          $12,159           $12,474
6/14/95          $12,190           $12,493
6/15/95          $12,332           $12,638
6/16/95          $12,475           $12,776
6/19/95          $12,812           $13,096
6/20/95          $13,046           $13,319
6/21/95          $12,935           $13,219
6/22/95          $13,213           $13,479
6/23/95          $13,181           $13,445
6/26/95          $12,989           $13,243
6/27/95          $12,764           $13,030
6/28/95          $12,850           $13,099
6/29/95          $12,999           $13,236
6/30/95          $13,042           $13,281
7/03/95          $13,074           $13,304
7/05/95          $13,181           $13,413
7/06/95          $13,448           $13,672
7/07/95          $13,790           $14,010
7/10/95          $13,939           $14,158
7/11/95          $13,694           $13,922
7/12/95          $14,099           $14,310
7/13/95          $14,185           $14,397
7/14/95          $14,367           $14,560
7/17/95          $14,559           $14,735
7/18/95          $14,089           $14,279
7/19/95          $13,309           $13,503
7/20/95          $13,362           $13,585
7/21/95          $13,288           $13,522
7/24/95          $13,662           $13,889
7/25/95          $13,929           $14,137
7/26/95          $14,046           $14,239
7/27/95          $14,217           $14,422
7/28/95          $13,950           $14,173
7/31/95          $13,822           $14,043
8/01/95          $13,565           $13,804
8/02/95          $13,373           $13,615
8/03/95          $13,416           $13,652
8/04/95          $13,608           $13,838
8/07/95          $13,683           $13,914
8/08/95          $13,736           $13,964
8/09/95          $13,982           $14,206
8/10/95          $13,843           $14,064
8/11/95          $14,003           $14,209
8/14/95          $14,217           $14,434
8/15/95          $14,206           $14,417
8/16/95          $14,516           $14,723
8/17/95          $14,505           $14,719
8/18/95          $14,473           $14,700
8/21/95          $14,057           $14,290
8/22/95          $14,345           $14,545
8/23/95          $14,388           $14,597
8/24/95          $14,174           $14,395
8/25/95          $14,089           $14,320
8/28/95          $13,736           $13,973
8/29/95          $13,768           $13,992
8/30/95          $13,918           $14,140
8/31/95          $14,014           $14,237
9/01/95          $13,907           $14,149
9/05/95          $14,473           $14,696
9/06/95          $14,441           $14,666
9/07/95          $14,569           $14,790
9/08/95          $14,698           $14,916
9/11/95          $14,847           $15,051
9/12/95          $14,751           $14,959
9/13/95          $14,794           $15,001
9/14/95          $14,687           $14,912
9/15/95          $14,292           $14,540
9/18/95          $14,367           $14,592
9/19/95          $14,612           $14,836
9/20/95          $14,655           $14,890
9/21/95          $14,431           $14,684
9/22/95          $14,388           $14,629
9/25/95          $14,281           $14,513
9/26/95          $14,099           $14,336
9/27/95          $13,993           $14,224
9/28/95          $13,939           $14,698
9/29/95          $14,206           $14,442
10/02/95         $13,934           $14,166
10/03/95         $13,945           $14,148
10/04/95         $13,923           $13,798
10/05/95         $13,934           $14,138
10/06/95         $13,804           $14,007
10/09/95         $13,281           $13,501
10/10/95         $13,390           $13,595
10/11/95         $13,727           $13,930
10/12/95         $13,934           $14,147
10/13/95         $13,847           $14,070
10/16/95         $13,804           $14,032
10/17/95         $14,337           $14,550
10/18/95         $14,544           $14,761
10/19/95         $14,653           $14,842
10/20/95         $14,413           $14,610
10/23/95         $14,457           $14,645
10/24/95         $14,478           $14,668
10/25/95         $14,239           $14,424
10/26/95         $14,217           $14,378
10/27/95         $14,511           $14,651
10/30/95         $14,859           $14,986
10/31/95         $14,631           $14,781
11/01/95         $14,685           $14,833
11/02/95         $15,023           $15,173
11/03/95         $15,197           $15,347
11/06/95         $15,034           $15,199
11/07/95         $14,533           $14,718
11/08/95         $14,620           $14,779
11/09/95         $15,077           $15,229
11/10/95         $15,001           $15,147
11/13/95         $14,816           $15,016
11/14/95         $14,413           $14,605
11/15/95         $14,468           $14,650
11/16/95         $14,402           $14,606
11/17/95         $14,315           $14,535
11/20/95         $13,880           $14,111
11/21/95         $13,978           $14,174
11/22/95         $13,847           $14,047
11/24/95         $14,097           $14,276
11/27/95         $13,978           $14,167
11/28/95         $14,587           $14,761
11/29/95         $14,609           $14,800
11/30/95         $14,446           $14,656
12/01/95         $14,272           $14,490
12/04/95         $14,566           $14,761
12/05/95         $14,402           $14,594
12/06/95         $14,391           $14,563
12/07/95         $14,337           $14,493
12/08/95         $14,664           $14,795
12/11/95         $14,587           $14,715
12/12/95         $14,315           $14,442
12/13/95         $14,359           $14,503
12/14/95         $13,836           $13,979
12/15/95         $13,727           $13,904
12/18/95         $13,738           $13,528
12/19/95         $13,706           $14,194
12/20/95         $13,771           $13,951
12/21/95         $14,163           $14,336
12/22/95         $14,293           $14,445
12/26/95         $14,293           $14,443
12/27/95         $14,163           $14,326
12/28/95         $13,934           $14,119
12/29/95         $14,021           $14,224
1/02/96          $14,283           $14,464
1/03/96          $13,923           $14,127
1/04/96          $13,738           $13,909
1/05/96          $13,738           $13,950
1/08/96          $13,738           $13,901
1/09/96          $12,987           $13,192
1/10/96          $13,020           $13,213
1/11/96          $13,531           $13,705
1/12/96          $13,455           $13,643
1/15/96          $12,998           $13,192
1/16/96          $13,314           $13,479
1/17/96          $13,259           $13,466
1/18/96          $13,477           $13,683
1/19/96          $13,749           $13,938
1/22/96          $13,902           $14,101
1/23/96          $13,814           $14,005
1/24/96          $14,174           $14,370
1/25/96          $13,923           $14,126
1/26/96          $14,054           $14,244
1/29/96          $14,032           $14,224
1/30/96          $14,228           $14,416
1/31/96          $14,424           $14,609
2/01/96          $14,674           $14,857
2/02/96          $14,664           $14,846
2/05/96          $15,012           $15,193
2/06/96          $15,099           $15,285
2/07/96          $14,979           $15,183
2/08/96          $15,208           $15,398
2/09/96          $15,175           $15,379
2/12/96          $15,230           $15,435
2/13/96          $15,066           $15,268
2/14/96          $15,045           $15,245
2/15/96          $15,110           $15,310
2/16/96          $15,066           $15,281
2/20/96          $15,023           $15,226
2/21/96          $15,284           $15,484
2/22/96          $15,676           $15,882
2/23/96          $15,665           $15,862
2/26/96          $15,545           $15,747
2/27/96          $15,371           $15,578
2/28/96          $15,382           $15,587
2/29/96          $15,186           $15,374
3/01/96          $14,718           $14,928
3/04/96          $14,620           $14,848
3/05/96          $14,979           $15,203
3/06/96          $14,762           $15,004
3/07/96          $14,805           $15,047
3/08/96          $14,370           $14,606
3/11/96          $14,718           $14,946
3/12/96          $14,555           $14,787
3/13/96          $14,947           $15,175
3/14/96          $14,827           $15,071
3/15/96          $15,099           $15,347
3/18/96          $15,371           $15,632
3/19/96          $15,295           $15,536
3/20/96          $14,936           $15,187
3/21/96          $14,838           $15,095
3/22/96          $14,870           $15,129
3/25/96          $14,500           $14,757
3/26/96          $14,609           $14,862
3/27/96          $14,772           $15,010
3/28/96          $14,772           $15,010
3/29/96          $14,805           $15,050
4/01/96          $14,881           $15,131
4/02/96          $14,947           $15,201
4/03/96          $15,012           $15,269
4/04/96          $14,979           $15,255
4/08/96          $14,794           $15,073
4/09/96          $14,783           $15,084
4/10/96          $14,740           $15,036
4/11/96          $14,631           $14,911
4/12/96          $14,653           $14,935
4/15/96          $14,805           $15,084
4/16/96          $15,186           $15,451
4/17/96          $15,055           $15,322
4/18/96          $15,371           $15,636
4/19/96          $15,360           $15,626
4/22/96          $15,654           $15,904
4/23/96          $15,905           $16,156
4/24/96          $16,144           $16,391
4/25/96          $16,188           $16,457
4/26/96          $16,198           $16,456
4/29/96          $16,198           $16,465
4/30/96          $16,198           $16,458
5/01/96          $16,351           $16,622
5/02/96          $15,926           $16,211
5/03/96          $16,046           $16,318
5/06/96          $16,100           $16,364
5/07/96          $16,046           $16,312
5/08/96          $16,111           $16,379
5/09/96          $16,079           $16,355
5/10/96          $16,329           $16,601
5/13/96          $16,732           $16,996
5/14/96          $16,895           $17,166
5/15/96          $16,743           $17,036
5/16/96          $16,852           $17,162
5/17/96          $16,732           $17,052
5/20/96          $16,797           $17,113
5/21/96          $16,667           $16,980
5/22/96          $16,688           $16,994
5/23/96          $16,786           $17,084
5/24/96          $16,699           $17,006
5/28/96          $16,612           $16,911
5/29/96          $16,416           $16,714
5/30/96          $16,590           $16,885
5/31/96          $16,808           $17,091
6/03/96          $16,721           $17,014
6/04/96          $16,808           $17,096
6/05/96          $16,982           $17,263
6/06/96          $16,688           $16,959
6/07/96          $16,808           $17,068
6/10/96          $16,743           $17,004
6/11/96          $16,797           $17,056
6/12/96          $16,960           $17,209
6/13/96          $16,841           $17,078
6/14/96          $16,569           $16,813
6/17/96          $16,492           $16,747
6/18/96          $16,188           $16,442
6/19/96          $16,242           $16,482
6/20/96          $16,166           $16,402
6/21/96          $16,384           $16,601
6/24/96          $16,514           $16,716
6/25/96          $16,286           $16,490
6/26/96          $16,079           $16,284
6/27/96          $16,384           $16,567
6/28/96          $16,514           $16,719
7/01/96          $16,754           $16,960
7/02/96          $16,579           $16,790
7/03/96          $16,427           $16,634
7/05/96          $15,458           $16,235
7/08/96          $15,992           $16,193
7/09/96          $16,111           $16,311
7/10/96          $16,057           $16,229
7/11/96          $15,513           $15,694
7/12/96          $15,491           $15,676
7/15/96          $14,794           $14,981
7/16/96          $14,990           $15,163
7/17/96          $15,393           $15,583
7/18/96          $15,698           $15,890
7/19/96          $15,458           $15,627
7/22/96          $15,230           $15,404
7/23/96          $14,587           $14,770
7/24/96          $14,762           $14,935
7/25/96          $15,132           $15,314
7/26/96          $15,447           $15,635
7/29/96          $15,143           $15,317
7/30/96          $15,393           $15,559
7/31/96          $15,534           $15,700
8/01/96          $15,905           $16,071
8/02/96          $16,307           $16,485
8/05/96          $16,144           $16,317
8/06/96          $16,427           $16,580
8/07/96          $16,688           $16,844
8/08/96          $16,569           $16,724
8/09/96          $16,601           $16,744
8/12/96          $16,623           $16,771
8/13/96          $16,351           $16,517
8/14/96          $16,558           $16,716
8/15/96          $16,547           $16,714
8/16/96          $16,427           $16,595
8/19/96          $16,384           $16,545
8/20/96          $16,198           $16,363
8/21/96          $16,307           $16,475
8/22/96          $16,667           $16,826
8/23/96          $16,558           $16,726
8/26/96          $16,438           $16,611
8/27/96          $16,590           $16,762
8/28/96          $16,590           $16,777
8/29/96          $16,373           $16,566
8/30/96          $16,188           $16,380
9/03/96          $16,340           $16,521
9/04/96          $16,329           $16,519
9/05/96          $15,915           $16,102
9/06/96          $16,198           $16,396
9/09/96          $16,394           $16,588
9/10/96          $16,394           $16,579
9/11/96          $16,481           $16,665
9/12/96          $16,743           $16,925
9/13/96          $17,309           $17,473
9/16/96          $17,320           $17,507
9/17/96          $17,646           $17,835
9/18/96          $17,799           $17,961
9/19/96          $18,027           $18,187
9/20/96          $18,191           $18,351
9/23/96          $17,940           $18,104
9/24/96          $18,016           $18,182
9/25/96          $18,245           $18,408
9/26/96          $18,212           $18,380
9/27/96          $18,201           $18,383
9/30/96          $18,027           $18,207
10/01/96         $17,962           $18,131
10/02/96         $18,289           $18,453
10/03/96         $18,180           $18,348
10/04/96         $18,572           $18,739
10/07/96         $18,724           $18,883
10/08/96         $18,419           $18,593
10/09/96         $18,430           $18,611
10/10/96         $18,376           $18,549
10/11/96         $18,735           $18,900
10/14/96         $18,887           $19,056
10/15/96         $18,974           $19,133
10/16/96         $18,789           $18,949
10/17/96         $18,506           $18,656
10/18/96         $18,528           $18,682
10/21/96         $18,256           $18,422
10/22/96         $18,027           $18,184
10/23/96         $18,365           $18,506
10/24/96         $18,332           $18,474
10/25/96         $18,223           $18,354
10/28/96         $18,191           $18,307
10/29/96         $17,940           $18,050
10/30/96         $18,071           $18,177
10/31/96         $18,463           $18,563
11/01/96         $18,539           $18,650
11/04/96         $18,572           $18,667
11/05/96         $18,898           $19,004
11/06/96         $19,312           $19,424
11/07/96         $19,519           $19,635
11/08/96         $19,595           $19,715
11/11/96         $19,747           $19,864
11/12/96         $19,475           $19,602
11/13/96         $19,595           $19,716
11/14/96         $19,856           $19,988
11/15/96         $19,606           $19,734
11/18/96         $19,453           $19,582
11/19/96         $19,769           $19,890
11/20/96         $19,834           $19,955
11/21/96         $19,638           $19,759
11/22/96         $20,085           $20,205
11/25/96         $20,139           $20,272
11/26/96         $20,248           $20,377
11/27/96         $20,411           $20,547
11/29/96         $20,455           $20,587
12/02/96         $20,705           $20,849
12/03/96         $20,520           $20,684
12/04/96         $20,453           $20,603
12/05/96         $20,453           $20,631
12/06/96         $20,256           $20,419
12/09/96         $20,999           $21,146
12/10/96         $20,802           $20,956
12/11/96         $21,010           $21,139
12/12/96         $20,704           $20,818
12/13/96         $20,311           $20,450
12/16/96         $19,722           $19,862
12/17/96         $20,005           $20,137
12/18/96         $20,518           $20,650
12/19/96         $20,704           $20,827
12/20/96         $20,453           $20,588
12/23/96         $20,213           $20,360
12/24/96         $20,486           $20,622
12/26/96         $20,682           $20,809
12/27/96         $20,486           $20,616
12/30/96         $20,235           $20,402
12/31/96         $20,115           $20,275
1/02/97          $19,984           $20,133
1/03/97          $20,813           $20,935
1/06/97          $20,933           $21,062
1/07/97          $21,206           $21,341
1/08/97          $20,922           $21,058
1/09/97          $20,988           $21,154
1/10/97          $21,217           $21,367
1/13/97          $21,195           $21,337
1/14/97          $21,621           $21,757
1/15/97          $21,184           $21,328
1/16/97          $21,435           $21,565
1/17/97          $21,686           $21,807
1/20/97          $22,112           $22,210
1/21/97          $22,439           $22,555
1/22/97          $22,734           $22,846
1/23/97          $22,407           $22,531
1/24/97          $22,046           $22,176
1/27/97          $21,839           $21,965
1/28/97          $21,861           $21,989
1/29/97          $21,915           $22,030
1/30/97          $22,407           $22,505
1/31/97          $22,658           $22,748
2/03/97          $22,581           $22,661
2/04/97          $22,527           $22,619
2/05/97          $21,806           $21,905
2/06/97          $21,774           $21,859
2/07/97          $22,112           $22,212
2/10/97          $21,381           $21,526
2/11/97          $21,402           $21,518
2/12/97          $22,112           $22,229
2/13/97          $22,265           $22,407
2/14/97          $22,068           $22,214
2/18/97          $22,014           $22,155
2/19/97          $22,025           $22,158
2/20/97          $21,588           $21,729
2/21/97          $21,206           $21,335
2/24/97          $21,599           $21,729
2/25/97          $21,621           $21,773
2/26/97          $21,599           $21,741
2/27/97          $20,791           $20,945
2/28/97          $20,857           $20,993
3/03/97          $20,988           $21,132
3/04/97          $21,130           $21,279
3/05/97          $21,413           $21,527
3/06/97          $20,879           $21,019
3/07/97          $20,617           $20,761
3/10/97          $20,988           $21,101
3/11/97          $20,813           $20,945
3/12/97          $20,573           $20,718
3/13/97          $20,628           $20,747
3/14/97          $20,584           $20,710
3/17/97          $20,420           $20,544
3/18/97          $20,311           $20,428
3/19/97          $19,918           $20,039
3/20/97          $20,158           $20,284
3/21/97          $19,918           $20,062
3/24/97          $19,667           $19,806
3/25/97          $19,787           $19,925
3/26/97          $20,486           $20,596
3/27/97          $20,104           $20,210
3/31/97          $19,569           $19,675
4/01/97          $19,569           $19,668
4/02/97          $19,241           $19,351
4/03/97          $19,787           $19,863
4/04/97          $20,213           $20,301
4/07/97          $20,464           $20,545
4/08/97          $20,682           $20,744
4/09/97          $20,377           $20,457
4/10/97          $20,016           $20,080
4/11/97          $19,416           $19,500
4/14/97          $19,831           $19,915
4/15/97          $19,613           $19,698
4/16/97          $19,623           $19,714
4/17/97          $19,885           $19,951
4/18/97          $20,115           $20,153
4/21/97          $19,809           $19,809
4/22/97          $20,202           $20,194
4/23/97          $20,715           $20,685
4/24/97          $20,704           $20,680
4/25/97          $20,246           $20,206
4/28/97          $20,507           $20,473
4/29/97          $21,184           $21,136
4/30/97          $21,632           $21,593
5/01/97          $21,817           $21,775
5/02/97          $22,516           $22,450
5/05/97          $23,072           $23,025
5/06/97          $22,614           $22,584
5/07/97          $22,472           $22,446
5/08/97          $22,734           $22,694
5/09/97          $22,734           $22,689
5/12/97          $22,854           $22,824
5/13/97          $22,537           $22,477
5/14/97          $22,527           $22,461
5/15/97          $23,072           $23,001
5/16/97          $22,647           $22,594
5/19/97          $22,636           $22,551
5/20/97          $23,345           $23,256
5/21/97          $23,563           $23,464
5/22/97          $23,454           $23,354
5/23/97          $23,782           $23,675
5/27/97          $24,426           $24,305
5/28/97          $24,382           $24,255
5/29/97          $24,087           $23,957
5/30/97          $23,771           $23,669
6/02/97          $23,760           $23,665
6/03/97          $23,018           $22,952
6/04/97          $22,821           $22,758
6/05/97          $23,040           $22,972
6/06/97          $23,422           $23,327
6/09/97          $23,662           $23,563
6/10/97          $23,312           $23,232
6/11/97          $23,520           $23,426
6/12/97          $23,531           $23,450
6/13/97          $23,902           $23,806
6/16/97          $24,175           $24,089
6/17/97          $24,524           $24,422
6/18/97          $24,055           $23,982
6/19/97          $24,295           $24,239
6/20/97          $24,284           $24,226
6/23/97          $23,989           $23,921
6/24/97          $24,447           $24,349
6/25/97          $24,262           $24,172
6/26/97          $23,967           $23,878
6/27/97          $23,847           $23,772
6/30/97          $23,694           $23,631
7/01/97          $23,585           $23,535
7/02/97          $24,164           $24,090
7/03/97          $24,426           $24,352
7/07/97          $24,546           $24,463
7/08/97          $24,906           $24,828
7/09/97          $25,015           $24,935
7/10/97          $25,015           $24,932
7/11/97          $25,157           $25,070
7/14/97          $25,834           $25,718
7/15/97          $26,270           $26,141
7/16/97          $27,438           $27,238
7/17/97          $27,231           $27,028
7/18/97          $26,608           $26,437
7/21/97          $26,303           $26,127
7/22/97          $27,132           $26,929
7/23/97          $27,143           $26,957
7/24/97          $27,045           $26,855
7/25/97          $26,980           $26,792
7/28/97          $26,718           $26,540
7/29/97          $27,045           $26,855
7/30/97          $27,372           $27,177
7/31/97          $27,536           $27,327
8/01/97          $27,569           $27,374
8/04/97          $27,951           $27,748
8/05/97          $28,267           $28,052
8/06/97          $28,387           $28,185
8/07/97          $28,246           $28,032
8/08/97          $27,733           $27,524
8/11/97          $27,383           $27,182
8/12/97          $27,110           $26,926
8/13/97          $27,329           $27,131
8/14/97          $27,449           $27,241
8/15/97          $26,750           $26,577
8/18/97          $27,110           $26,895
8/19/97          $27,918           $27,676
8/20/97          $28,518           $28,266
8/21/97          $27,820           $27,615
8/22/97          $27,634           $27,422
8/25/97          $27,547           $27,346
8/26/97          $27,165           $26,986
8/27/97          $27,121           $26,953
8/28/97          $26,576           $26,427
8/29/97          $26,674           $26,516
9/02/97          $27,405           $27,221
9/03/97          $27,340           $27,164
9/04/97          $27,460           $27,297
9/05/97          $27,580           $27,428
9/08/97          $27,754           $27,593
9/09/97          $27,984           $27,813
9/10/97          $27,351           $27,226
9/11/97          $27,405           $27,278
9/12/97          $27,427           $27,303
9/15/97          $26,761           $26,667
9/16/97          $27,689           $27,561
9/17/97          $27,471           $27,366
9/18/97          $27,460           $27,382
9/19/97          $27,711           $27,614
9/22/97          $27,820           $27,737
9/23/97          $28,125           $28,018
9/24/97          $27,634           $27,545
9/25/97          $27,383           $27,313
9/26/97          $27,394           $27,321
9/29/97          $27,689           $27,616
9/30/97          $27,132           $27,083
10/01/97         $27,263           $27,204
10/02/97         $27,536           $27,471
10/03/97         $27,831           $27,756
10/06/97         $27,864           $27,793
10/07/97         $28,235           $28,159
10/08/97         $28,355           $28,272
10/09/97         $28,431           $28,343
10/10/97         $28,169           $28,085
10/13/97         $28,235           $28,152
10/14/97         $28,016           $27,929
10/15/97         $27,700           $27,624
10/16/97         $27,198           $27,138
10/17/97         $26,576           $26,539
10/20/97         $26,892           $26,863
10/21/97         $27,449           $27,414
10/22/97         $27,143           $27,121
10/23/97         $26,554           $26,527
10/24/97         $26,128           $26,100
10/27/97         $24,186           $24,163
10/28/97         $25,943           $25,842
10/29/97         $25,495           $25,419
10/30/97         $24,764           $24,702
10/31/97         $25,277           $25,169
11/03/97         $26,052           $25,937
11/04/97         $25,954           $25,860
11/05/97         $25,932           $25,843
11/06/97         $25,593           $25,528
11/07/97         $25,462           $25,384
11/10/97         $25,026           $24,970
11/11/97         $25,015           $24,955
11/12/97         $24,229           $24,194
11/13/97         $24,884           $24,814
11/14/97         $25,441           $25,372
11/17/97         $25,997           $25,911
11/18/97         $25,659           $25,581
11/19/97         $25,735           $25,650
11/20/97         $26,325           $26,227
11/21/97         $26,183           $26,082
11/24/97         $25,517           $25,431
11/25/97         $25,724           $25,624
11/26/97         $25,877           $25,777
11/28/97         $26,030           $25,931
12/01/97         $26,772           $26,640
12/02/97         $26,085           $25,970
12/03/97         $26,325           $26,206
12/04/97         $26,106           $25,987
12/05/97         $26,559           $26,419
12/08/97         $26,877           $26,732
12/09/97         $26,066           $25,935
12/10/97         $25,638           $25,504
12/11/97         $24,849           $24,731
12/12/97         $24,257           $24,154
12/15/97         $24,411           $24,299
12/16/97         $24,740           $24,618
12/17/97         $24,378           $24,281
12/18/97         $23,961           $23,864
12/19/97         $24,027           $23,942
12/22/97         $24,170           $24,085
12/23/97         $23,490           $23,440
12/24/97         $23,227           $23,179
12/26/97         $23,600           $23,551
12/29/97         $24,224           $24,155
12/30/97         $24,707           $24,647
12/31/97         $24,509           $24,458
1/02/98          $24,948           $24,888
1/05/98          $25,200           $25,115
1/06/98          $24,926           $24,840
1/07/98          $24,542           $24,467
1/08/98          $24,652           $24,550
1/09/98          $23,698           $23,603
1/12/98          $24,082           $23,973
1/13/98          $24,674           $24,562
1/14/98          $24,696           $24,595
1/15/98          $24,674           $24,576
1/16/98          $24,937           $24,830
1/20/98          $25,452           $25,348
1/21/98          $25,441           $25,339
1/22/98          $25,310           $25,194
1/23/98          $25,419           $25,289
1/26/98          $25,211           $25,089
1/27/98          $25,715           $25,567
1/28/98          $26,406           $26,245
1/29/98          $26,548           $26,388
1/30/98          $26,614           $26,440
2/02/98          $27,348           $27,178
2/03/98          $27,611           $27,431
2/04/98          $27,929           $27,756
2/05/98          $27,677           $27,520
2/06/98          $28,171           $28,000
2/09/98          $27,864           $27,714
2/10/98          $28,291           $28,135
2/11/98          $28,280           $28,111
2/12/98          $28,434           $28,259
2/13/98          $28,203           $28,059
2/17/98          $28,028           $27,860
2/18/98          $28,335           $28,159
2/19/98          $28,719           $28,554
2/20/98          $28,806           $28,628
2/23/98          $29,464           $29,264
2/24/98          $29,135           $28,940
2/25/98          $29,859           $29,631
2/26/98          $30,034           $29,794
2/27/98          $29,705           $29,477
3/02/98          $29,300           $29,068
3/03/98          $29,256           $29,022
3/04/98          $29,343           $29,125
3/05/98          $27,984           $27,815
3/06/98          $28,894           $28,711
3/09/98          $27,995           $27,853
3/10/98          $28,521           $28,353
3/11/98          $28,631           $28,483
3/12/98          $28,872           $28,715
3/13/98          $29,015           $28,864
3/16/98          $29,289           $29,132
3/17/98          $28,971           $28,829
3/18/98          $29,201           $29,054
3/19/98          $29,420           $29,280
3/20/98          $29,004           $28,867
3/23/98          $29,256           $29,108
3/24/98          $29,738           $29,568
3/25/98          $30,155           $29,987
3/26/98          $30,264           $30,064
3/27/98          $30,122           $29,909
3/30/98          $29,990           $29,785
3/31/98          $30,341           $30,132
4/01/98          $30,527           $30,323
4/02/98          $30,571           $30,367
4/03/98          $30,670           $30,452
4/06/98          $29,946           $29,754
4/07/98          $29,354           $29,180
4/08/98          $29,595           $29,401
4/09/98          $29,738           $29,545
4/13/98          $29,880           $29,695
4/14/98          $30,133           $29,945
4/15/98          $30,593           $30,396
4/16/98          $30,505           $30,301
4/17/98          $30,582           $30,393
4/20/98          $31,130           $30,933
4/21/98          $31,558           $31,342
4/22/98          $32,106           $31,865
4/23/98          $31,284           $31,068
4/24/98          $31,064           $30,859
4/27/98          $30,330           $30,117
4/28/98          $30,374           $30,177
4/29/98          $30,801           $30,598
4/30/98          $30,999           $30,809
5/01/98          $31,075           $30,894
5/04/98          $31,174           $30,999
5/05/98          $30,966           $30,788
5/06/98          $30,834           $30,665
5/07/98          $30,341           $30,181
5/08/98          $31,130           $30,955
5/11/98          $30,735           $30,551
5/12/98          $31,207           $31,014
5/13/98          $31,371           $31,179
5/14/98          $31,459           $31,253
5/15/98          $31,031           $30,843
5/18/98          $30,867           $30,671
5/19/98          $31,196           $30,994
5/20/98          $30,746           $30,553
5/21/98          $30,385           $30,207
5/22/98          $30,155           $29,970
5/26/98          $29,815           $29,625
5/27/98          $30,067           $29,855
5/28/98          $30,176           $29,988
5/29/98          $29,585           $29,426
6/01/98          $28,927           $28,771
6/02/98          $29,486           $29,304
6/03/98          $28,883           $28,732
6/04/98          $29,694           $29,503
6/05/98          $29,979           $29,787
6/08/98          $29,968           $29,795
6/09/98          $30,385           $30,201
6/10/98          $29,782           $29,604
6/11/98          $29,431           $29,254
6/12/98          $29,497           $29,300
6/15/98          $29,179           $28,969
6/16/98          $30,133           $29,891
6/17/98          $30,472           $30,216
6/18/98          $30,549           $30,296
6/19/98          $30,867           $30,602
6/22/98          $31,492           $31,200
6/23/98          $32,456           $32,149
6/24/98          $33,169           $32,859
6/25/98          $32,654           $32,371
6/26/98          $32,917           $32,607
6/29/98          $33,388           $33,070
6/30/98          $33,322           $33,012
7/01/98          $33,783           $33,476
7/02/98          $33,191           $32,893
7/06/98          $33,443           $33,141
7/07/98          $33,542           $33,233
7/08/98          $34,342           $34,012
7/09/98          $34,462           $34,144
7/10/98          $34,660           $34,339
7/13/98          $35,416           $35,067
7/14/98          $35,372           $35,006
7/15/98          $36,161           $35,782
7/16/98          $36,227           $35,857
7/17/98          $36,523           $36,138
7/20/98          $36,578           $36,185
7/21/98          $35,712           $35,346
7/22/98          $35,679           $35,313
7/23/98          $35,087           $34,702
7/24/98          $35,164           $34,771
7/27/98          $35,613           $35,209
7/28/98          $34,769           $34,393
7/29/98          $34,440           $34,067
7/30/98          $35,526           $35,103
7/31/98          $34,375           $33,997
8/03/98          $34,177           $33,779
8/04/98          $32,884           $32,516
8/05/98          $33,235           $32,828
8/06/98          $34,155           $33,716
8/07/98          $34,079           $33,672
8/10/98          $34,046           $33,642
8/11/98          $33,235           $32,834
8/12/98          $33,848           $33,439
8/13/98          $33,454           $33,038
8/14/98          $33,224           $32,832
8/17/98          $34,199           $33,763
8/18/98          $35,021           $34,589
8/19/98          $34,967           $34,516
8/20/98          $34,977           $34,514
8/21/98          $34,386           $33,936
8/24/98          $34,287           $33,841
8/25/98          $34,747           $34,271
8/26/98          $34,397           $33,918
8/27/98          $32,851           $32,393
8/28/98          $31,689           $31,227
8/31/98          $28,543           $28,149
9/01/98          $30,461           $29,993
9/02/98          $30,615           $30,151
9/03/98          $30,308           $29,843
9/04/98          $30,198           $29,755
9/08/98          $32,226           $31,756
9/09/98          $31,634           $31,146
9/10/98          $30,955           $30,495
9/11/98          $32,336           $31,848
9/14/98          $32,774           $32,293
9/15/98          $33,125           $32,687
9/16/98          $33,322           $32,866
9/17/98          $32,325           $31,887
9/18/98          $32,533           $32,107
9/21/98          $33,246           $32,774
9/22/98          $33,454           $32,983
9/23/98          $34,934           $34,426
9/24/98          $33,958           $33,484
9/25/98          $34,824           $34,314
9/28/98          $34,671           $34,145
9/29/98          $34,703           $34,186
9/30/98          $33,728           $33,213
10/01/98         $31,919           $31,442
10/02/98         $31,963           $31,508
10/05/98         $30,209           $29,811
10/06/98         $29,650           $29,247
10/07/98         $28,806           $28,414
10/08/98         $28,280           $27,866
10/09/98         $30,045           $29,569
10/12/98         $31,152           $30,693
10/13/98         $30,220           $29,792
10/14/98         $30,944           $30,502
10/15/98         $32,555           $32,082
10/16/98         $32,402           $31,940
10/19/98         $32,807           $32,341
10/20/98         $32,106           $31,676
10/21/98         $33,366           $32,881
10/22/98         $33,936           $33,452
10/23/98         $33,553           $33,092
10/26/98         $34,276           $33,792
10/27/98         $33,870           $33,407
10/28/98         $34,550           $34,064
10/29/98         $34,956           $34,467
10/30/98         $35,043           $34,571
11/02/98         $35,471           $35,022
11/03/98         $35,032           $34,601
11/04/98         $35,854           $35,398
11/05/98         $36,106           $35,596
11/06/98         $36,522           $35,999
11/09/98         $36,765           $36,228
11/10/98         $36,942           $36,471
11/11/98         $37,096           $36,551
11/12/98         $36,721           $36,201
11/13/98         $36,665           $36,168
11/16/98         $36,931           $36,425
11/17/98         $37,516           $36,991
11/18/98         $37,925           $37,395
11/19/98         $38,500           $37,951
11/20/98         $38,677           $38,119
11/23/98         $39,815           $39,225
11/24/98         $39,594           $39,022
11/25/98         $40,025           $39,458
11/27/98         $40,787           $40,195
11/30/98         $38,997           $38,458
12/01/98         $40,920           $40,298
12/02/98         $40,566           $39,967
12/03/98         $39,417           $38,848
12/04/98         $40,842           $40,236
12/07/98         $42,025           $41,393
12/08/98         $41,793           $41,178
12/09/98         $42,235           $41,603
12/10/98         $41,428           $40,798
12/11/98         $41,992           $41,347
12/14/98         $40,467           $39,843
12/15/98         $41,715           $41,070
12/16/98         $41,528           $40,885
12/17/98         $42,367           $41,708
12/18/98         $43,484           $42,828
12/21/98         $44,821           $44,119
12/22/98         $44,334           $43,638
12/23/98         $45,694           $44,900
12/24/98         $45,318           $44,581
12/28/98         $45,727           $45,025
12/29/98         $45,694           $45,008
12/30/98         $45,274           $44,703
12/31/98         $45,705           $45,321
1/04/99          $46,224           $45,775
1/05/99          $47,462           $46,975
1/06/99          $49,009           $48,479
1/07/99          $49,097           $48,539
1/08/99          $49,285           $48,719
1/11/99          $50,003           $49,374
1/12/99          $48,445           $47,882
1/13/99          $48,666           $48,103
1/14/99          $47,594           $47,052
1/15/99          $49,517           $48,916
1/19/99          $50,788           $50,201
1/20/99          $50,832           $50,201
1/21/99          $49,020           $48,425
1/22/99          $49,086           $48,486
1/25/99          $49,937           $49,299
1/26/99          $51,617           $50,905
1/27/99          $50,821           $50,119
1/28/99          $52,700           $51,951
1/29/99          $53,307           $52,509
2/01/99          $53,418           $52,601
2/02/99          $52,103           $51,312
2/03/99          $53,086           $52,330
2/04/99          $50,755           $50,052
2/05/99          $49,793           $49,090
2/08/99          $50,965           $50,217
2/09/99          $48,478           $47,773
2/10/99          $48,710           $47,991
2/11/99          $51,230           $50,472
2/12/99          $49,053           $48,347
2/16/99          $48,931           $48,246
2/17/99          $47,329           $46,688
2/18/99          $47,683           $47,051
2/19/99          $48,313           $47,685
2/22/99          $49,904           $49,275
2/23/99          $50,744           $50,066
2/24/99          $49,738           $49,101
2/25/99          $49,385           $48,737
2/26/99          $48,158           $47,525
3/01/99          $48,445           $47,831
3/02/99          $47,219           $46,621
3/03/99          $47,517           $46,896
3/04/99          $48,335           $47,716
3/05/99          $49,252           $48,626
3/08/99          $50,876           $50,210
3/09/99          $50,711           $50,075
3/10/99          $50,965           $50,320
3/11/99          $51,119           $50,450
3/12/99          $50,257           $49,590
3/15/99          $51,550           $50,859
3/16/99          $51,860           $51,179
3/17/99          $51,639           $50,961
3/18/99          $52,622           $51,906
3/19/99          $51,407           $50,695
3/22/99          $50,755           $50,039
3/23/99          $49,119           $48,414
3/24/99          $50,434           $49,704
3/25/99          $52,169           $51,427
3/26/99          $51,749           $51,031
3/29/99          $53,694           $52,940
3/30/99          $53,241           $52,472
3/31/99          $52,711           $51,996
4/01/99          $53,705           $52,976
4/02/99          $53,705           $52,976
4/05/99          $55,562           $54,791
4/06/99          $55,573           $54,771
4/07/99          $54,921           $54,116
4/08/99          $55,705           $54,917
4/09/99          $55,860           $55,108
4/12/99          $55,484           $54,780
4/13/99          $54,346           $53,694
4/14/99          $52,523           $51,927
4/15/99          $53,296           $52,722
4/16/99          $52,026           $51,504
4/19/99          $49,031           $48,575
4/20/99          $50,644           $50,117
4/21/99          $52,490           $51,981
4/22/99          $54,457           $53,899
4/23/99          $55,131           $54,564
4/26/99          $56,402           $55,804
4/27/99          $55,020           $54,480
4/28/99          $53,606           $53,083
4/29/99          $52,810           $52,314
4/30/99          $53,219           $52,736
5/03/99          $53,219           $52,775
5/04/99          $52,169           $51,777
5/05/99          $53,639           $53,214
5/06/99          $51,727           $51,310
5/07/99          $52,700           $52,275
5/10/99          $53,120           $52,696
5/11/99          $54,136           $53,710
5/12/99          $55,175           $54,743
5/13/99          $54,214           $53,790
5/14/99          $52,887           $52,459
5/17/99          $54,158           $53,707
5/18/99          $53,738           $53,301
5/19/99          $54,390           $53,966
5/20/99          $53,230           $52,824
5/21/99          $52,611           $52,193
5/24/99          $51,274           $50,865
5/25/99          $49,749           $49,346
5/26/99          $51,075           $50,679
5/27/99          $51,020           $50,606
5/28/99          $52,003           $51,584
6/01/99          $50,390           $50,006
6/02/99          $51,628           $51,209
6/03/99          $50,523           $50,120
6/04/99          $52,479           $52,070
6/07/99          $53,562           $53,138
6/08/99          $51,915           $51,511
6/09/99          $53,164           $52,714
6/10/99          $52,202           $51,783
6/11/99          $51,318           $50,907
6/14/99          $50,490           $50,083
6/15/99          $51,219           $50,805
6/16/99          $53,937           $53,504
6/17/99          $54,534           $54,080
6/18/99          $54,899           $54,441
6/21/99          $56,468           $56,001
6/22/99          $55,009           $54,550
6/23/99          $55,739           $55,277
6/24/99          $54,390           $53,933
6/25/99          $54,424           $53,955
6/28/99          $55,871           $55,391
6/29/99          $56,777           $56,282
6/30/99          $57,208           $56,695
7/01/99          $57,838           $57,326
7/02/99          $58,468           $57,957
7/06/99          $58,026           $57,533
7/07/99          $58,269           $57,779
7/08/99          $59,087           $58,616
7/09/99          $59,551           $59,071
7/12/99          $59,297           $58,854
7/13/99          $59,021           $58,593
7/14/99          $60,103           $59,664
7/15/99          $60,391           $59,966
7/16/99          $61,131           $60,711
7/19/99          $60,280           $59,851
7/20/99          $57,927           $57,498
7/21/99          $58,777           $58,345
7/22/99          $56,733           $56,328
7/23/99          $57,241           $56,825
7/26/99          $55,540           $55,133
7/27/99          $57,407           $56,991
7/28/99          $58,037           $57,609
7/29/99          $56,280           $55,863
7/30/99          $56,457           $56,057
8/02/99          $56,313           $55,906
8/03/99          $55,739           $55,273
8/04/99          $54,866           $54,413
8/05/99          $55,551           $55,102
8/06/99          $55,064           $54,606
8/09/99          $54,446           $54,000
8/10/99          $53,849           $53,412
8/11/99          $55,805           $55,338
8/12/99          $55,131           $54,660
8/13/99          $57,451           $56,949
8/16/99          $57,606           $57,098
8/17/99          $58,225           $57,697
8/18/99          $57,750           $57,204
8/19/99          $56,777           $56,251
8/20/99          $57,683           $57,147
8/23/99          $59,463           $58,894
8/24/99          $59,938           $59,362
8/25/99          $61,297           $60,747
8/26/99          $60,214           $59,670
8/27/99          $59,849           $59,307
8/30/99          $58,954           $58,426
8/31/99          $59,706           $59,166
9/01/99          $59,905           $59,365
9/02/99          $59,606           $59,061
9/03/99          $62,424           $61,877
9/07/99          $62,059           $61,510
9/08/99          $61,098           $60,593
9/09/99          $62,391           $61,847
9/10/99          $63,131           $62,566
9/13/99          $61,838           $61,294
9/14/99          $62,833           $62,266
9/15/99          $61,352           $60,801
9/16/99          $61,474           $60,894
9/17/99          $63,209           $62,623
9/20/99          $63,430           $62,833
9/21/99          $61,639           $61,063
9/22/99          $62,634           $62,056
9/23/99          $59,860           $59,319
9/24/99          $59,772           $59,233
9/27/99          $60,424           $59,898
9/28/99          $60,457           $59,937
9/29/99          $59,717           $59,213
9/30/99          $59,938           $59,438
10/01/99         $59,871           $59,353
10/04/99         $61,430           $60,920
10/05/99         $61,529           $61,008
10/06/99         $62,988           $62,511
10/07/99         $62,954           $62,502
10/08/99         $63,518           $63,078
10/11/99         $64,093           $63,659
10/12/99         $62,800           $62,374
10/13/99         $60,987           $60,588
10/14/99         $61,407           $60,996
10/15/99         $59,750           $59,337
10/18/99         $58,733           $58,308
10/19/99         $58,722           $58,311
10/20/99         $61,319           $60,880
10/21/99         $61,595           $61,147
10/22/99         $61,805           $61,364
10/25/99         $61,750           $61,321
10/26/99         $61,308           $60,882
10/27/99         $61,076           $60,662
10/28/99         $63,131           $62,697
10/29/99         $65,529           $65,104
11/01/99         $65,010           $64,584
11/02/99         $65,297           $64,846
11/03/99         $66,413           $65,975
11/04/99         $67,165           $66,725
11/05/99         $68,466           $68,023
11/08/99         $69,246           $68,778
11/09/99         $68,689           $68,218
11/10/99         $69,535           $69,058
11/11/99         $70,838           $70,347
11/12/99         $71,796           $71,312
11/15/99         $71,462           $70,990
11/16/99         $73,054           $72,573
11/17/99         $72,352           $71,874
11/18/99         $74,613           $74,140
11/19/99         $75,225           $74,766
11/22/99         $75,726           $75,279
11/23/99         $74,490           $74,049
11/24/99         $77,174           $76,733
11/26/99         $77,374           $76,933
11/29/99         $76,060           $75,615
11/30/99         $73,689           $73,232
12/01/99         $74,423           $73,987
12/02/99         $77,174           $76,732
12/03/99         $78,744           $78,309
12/06/99         $79,211           $78,771
12/07/99         $79,479           $79,116
12/08/99         $78,476           $78,104
12/09/99         $78,554           $78,189
12/10/99         $79,434           $79,072
12/13/99         $80,380           $80,037
12/14/99         $78,510           $78,183
12/15/99         $80,280           $79,958
12/16/99         $82,563           $82,257
12/17/99         $83,197           $82,937
12/20/99         $83,955           $83,681
12/21/99         $87,340           $87,101
12/22/99         $88,152           $87,934
12/24/99         $88,843           $88,625
12/27/99         $89,054           $88,828
12/28/99         $88,587           $88,346
12/29/99         $91,270           $91,078
12/30/99         $91,114           $90,930
12/31/99         $91,704           $91,526
1/03/00          $93,764           $93,568
1/04/00          $87,752           $87,537
1/05/00          $86,794           $86,577
1/06/00          $82,708           $82,467
1/07/00          $87,362           $87,127
1/10/00          $91,960           $91,763
1/11/00          $87,685           $87,491
1/12/00          $86,003           $85,857
1/13/00          $89,255           $89,163
1/17/00          $91,548           $91,450
1/18/00          $92,829           $92,759
1/19/00          $93,631           $93,577
1/20/00          $94,867           $94,832
1/21/00          $95,056           $95,035
1/24/00          $90,402           $90,370
1/25/00          $92,840           $92,792
1/26/00          $89,489           $89,388
1/27/00          $88,787           $88,696
1/28/00          $85,179           $85,067
1/31/00          $88,219           $88,125
2/01/00          $91,448           $91,377
2/02/00          $92,016           $91,937
2/03/00          $95,123           $95,065
2/04/00          $95,679           $95,637
2/07/00          $97,127           $97,093
2/08/00         $100,311          $100,291
2/09/00          $97,984           $97,960
2/10/00         $100,979          $100,960
2/11/00          $97,984           $97,971
2/14/00          $98,396           $98,396
2/15/00          $98,652           $98,665
2/16/00          $98,675           $98,689
2/17/00         $101,781          $101,834
2/18/00          $97,851           $97,893
2/22/00          $97,962           $97,977
2/23/00         $102,883          $102,937
2/24/00         $104,899          $104,985
2/25/00         $103,073          $103,147
2/28/00         $102,650          $102,741
2/29/00         $105,199          $105,328
3/01/00         $106,235          $106,366
3/02/00         $104,409          $104,521
3/03/00         $109,497          $109,671
3/06/00         $109,854          $110,024
3/07/00         $108,206          $108,386
3/08/00         $109,464          $109,740
3/09/00         $112,905          $113,210
3/10/00         $112,916          $113,232
3/13/00         $108,996          $109,274
3/14/00         $104,086          $104,342
3/15/00         $101,703          $101,950
3/16/00         $107,192          $107,460
3/17/00         $109,308          $109,611
3/20/00         $104,921          $105,185
3/21/00         $109,542          $109,830
3/22/00         $113,149          $113,471
3/23/00         $114,731          $115,046
3/24/00         $115,465          $115,811
3/27/00         $115,777          $116,135
3/28/00         $112,827          $113,139
3/29/00         $108,662          $108,956
3/30/00         $104,632          $104,914
3/31/00         $108,228          $108,559
4/03/00         $100,356          $100,640
4/04/00          $99,298           $99,582
4/05/00          $99,176           $99,486
4/06/00         $100,567          $100,880
4/07/00         $105,567          $105,935
4/10/00          $98,385           $98,696
4/11/00          $96,214           $96,497
4/12/00          $89,444           $89,695
4/13/00          $87,484           $87,725
4/14/00          $79,011           $79,132
4/17/00          $86,850           $87,123
4/18/00          $91,426           $91,723
4/19/00          $88,186           $88,447
4/21/00          $86,248           $86,527
4/24/00          $82,541           $82,781
4/25/00          $89,088           $89,397
4/26/00          $86,282           $86,537
4/27/00          $90,891           $91,150
4/28/00          $92,829           $93,140
5/01/00          $94,232           $94,538
5/02/00          $89,255           $89,539
5/03/00          $87,685           $87,931
5/04/00          $87,852           $88,142
5/05/00          $90,758           $91,046
5/08/00          $86,649           $86,929
5/09/00          $84,812           $85,045
5/10/00          $79,902           $80,095
5/11/00          $83,242           $83,473
5/12/00          $83,843           $84,082
5/15/00          $86,449           $86,695
5/16/00          $89,722           $90,022
5/17/00          $87,351           $87,643
5/18/00          $84,344           $84,578
5/19/00          $80,269           $80,488
5/22/00          $80,369           $80,588
5/23/00          $74,457           $74,632
5/24/00          $78,298           $78,505
5/25/00          $76,294           $76,505
5/26/00          $76,361           $76,558
5/30/00          $84,010           $84,274
5/31/00          $81,806           $82,054
6/01/00          $86,582           $86,865
6/02/00          $92,395           $92,707
6/05/00          $91,760           $92,081
6/06/00          $89,689           $90,008
6/07/00          $91,894           $92,222
6/08/00          $91,192           $91,514
6/09/00          $92,495           $92,821
6/12/00          $89,489           $89,813
6/13/00          $92,628           $92,958
6/14/00          $90,457           $90,778
6/15/00          $92,294           $92,617
6/16/00          $93,130           $93,490
6/19/00          $96,737           $97,102
6/20/00          $96,737           $97,105
6/21/00          $97,606           $97,998
6/22/00          $93,530           $93,903
6/23/00          $90,624           $90,970
6/26/00          $92,762           $93,097
6/27/00          $90,958           $91,309
6/28/00          $92,729           $93,087
6/29/00          $90,123           $90,490
6/30/00          $92,528           $92,908
7/03/00          $93,530           $93,920
7/05/00          $89,722           $90,094
7/06/00          $93,263           $93,641
7/07/00          $94,399           $94,820
7/10/00          $92,695           $93,115
7/11/00          $91,994           $92,432
7/12/00          $95,835           $96,298
7/13/00          $97,205           $97,669
7/14/00          $99,276           $99,754
7/17/00          $99,810          $100,266
7/18/00          $97,305           $97,775
7/19/00          $94,432           $94,887
7/20/00          $98,140           $98,627
7/21/00          $96,002           $96,486
7/24/00          $93,096           $93,570
7/25/00          $94,933           $95,416
7/26/00          $93,764           $94,253
7/27/00          $90,390           $90,880
7/28/00          $85,346           $85,836
7/31/00          $88,553           $89,096
8/01/00          $86,415           $86,918
8/02/00          $85,614           $86,158
8/03/00          $88,921           $89,445
8/04/00          $88,787           $89,325
8/07/00          $91,025           $91,590
8/08/00          $90,457           $90,997
8/09/00          $90,624           $91,161
8/10/00          $88,219           $88,746
8/11/00          $89,422           $89,966
8/14/00          $91,259           $91,817
8/15/00          $91,359           $91,892
8/16/00          $91,326           $91,858
8/17/00          $93,998           $94,557
8/18/00          $93,430           $93,987
8/21/00          $93,931           $94,483
8/22/00          $93,931           $94,490
8/23/00          $95,635           $96,194
8/24/00          $96,938           $97,494
8/25/00          $96,470           $97,042
8/28/00          $97,038           $97,609
8/29/00          $96,971           $97,552
8/30/00          $97,372           $97,967
8/31/00         $100,044          $100,654
9/01/00         $100,579          $101,190
9/05/00          $97,773           $98,418
9/06/00          $94,098           $94,730
9/07/00          $96,938           $97,587
9/08/00          $93,530           $94,133
9/11/00          $90,891           $91,500
9/12/00          $89,889           $90,515
9/13/00          $91,727           $92,364
9/14/00          $91,626           $92,257
9/15/00          $90,123           $90,749
9/18/00          $87,885           $88,507
9/19/00          $92,094           $92,725
9/20/00          $92,929           $93,566
9/21/00          $91,159           $91,781
9/22/00          $90,758           $91,362
9/25/00          $88,787           $89,410
9/26/00          $87,818           $88,435
9/27/00          $87,551           $88,171
9/28/00          $91,326           $91,954
9/29/00          $87,518           $88,139
10/02/00         $84,745           $85,359
10/03/00         $82,140           $82,776
10/04/00         $84,645           $85,245
10/05/00         $83,877           $84,528
10/06/00         $81,104           $81,754
10/09/00         $81,271           $81,926
10/10/00         $78,031           $78,702
10/11/00         $75,893           $76,536
10/12/00         $73,522           $74,164
10/13/00         $80,303           $80,911
10/16/00         $79,634           $80,212
10/17/00         $77,730           $78,304
10/18/00         $76,895           $77,493
10/19/00         $83,442           $84,001
10/20/00         $84,779           $85,325
10/23/00         $83,910           $84,471
10/24/00         $82,207           $82,774
10/25/00         $76,094           $76,710
10/26/00         $77,563           $78,180
10/27/00         $77,764           $78,380
10/30/00         $75,426           $76,055
10/31/00         $80,403           $81,022
11/01/00         $79,000           $79,615
11/02/00         $81,037           $81,669
11/03/00         $81,371           $82,000
11/06/00         $80,603           $81,224
11/07/00         $80,336           $80,955
11/08/00         $74,858           $75,513
11/09/00         $74,802           $75,462
11/10/00         $70,628           $71,345
11/13/00         $69,281           $70,021
11/14/00         $74,331           $75,029
11/15/00         $75,274           $75,947
11/16/00         $71,469           $72,207
11/17/00         $71,705           $72,445
11/20/00         $68,137           $68,930
11/21/00         $67,968           $68,785
11/23/00         $65,040           $65,865
11/24/00         $69,046           $69,860
11/27/00         $67,531           $68,360
11/28/00         $63,861           $64,701
11/29/00         $63,390           $64,250
11/30/00         $61,000           $61,873
12/01/00         $62,043           $62,939
12/04/00         $62,178           $63,054
12/05/00         $69,618           $70,422
12/06/00         $66,891           $67,727
12/07/00         $66,319           $67,140
12/08/00         $70,661           $71,472
12/11/00         $72,614           $73,385
12/12/00         $69,854           $70,677
12/13/00         $67,026           $67,855
12/14/00         $64,299           $65,149
12/15/00         $62,077           $62,933
12/18/00         $61,942           $62,775
12/19/00         $58,340           $59,234
12/20/00         $53,695           $54,561
12/21/00         $54,065           $54,919
12/26/00         $58,509           $60,138
12/22/00         $59,283           $60,138
12/26/00         $58,509           $59,357
12/27/00         $59,889           $60,729
12/28/00         $59,956           $60,838
12/29/00         $56,926           $57,804
1/02/01          $51,641           $52,548
1/03/01          $61,505           $62,412
1/04/01          $59,822           $60,725
1/05/01          $55,041           $55,981
1/08/01          $55,378           $56,319
1/09/01          $56,085           $57,056
1/10/01          $58,610           $59,582
1/11/01          $61,336           $62,311
1/12/01          $60,865           $61,861
1/16/01          $59,990           $60,989
1/17/01          $62,178           $63,160
1/18/01          $64,939           $65,920
1/19/01          $64,568           $65,555
1/22/01          $64,265           $65,245
1/23/01          $66,420           $67,390
1/24/01          $66,319           $67,301
1/25/01          $63,053           $64,078
1/26/01          $63,962           $64,965
1/29/01          $65,477           $66,514
1/30/01          $65,275           $66,306
1/31/01          $62,986           $64,007
2/01/01          $63,323           $64,357
2/02/01          $59,990           $61,025
2/05/01          $59,855           $60,904
2/06/01          $60,024           $61,051
2/07/01          $58,441           $59,482
2/08/01          $57,027           $58,149
2/09/01          $54,738           $55,831
2/12/01          $55,277           $56,450
2/13/01          $53,358           $54,514
2/14/01          $55,849           $56,918
2/15/01          $57,465           $58,528
2/16/01          $53,526           $54,615
2/20/01          $50,598           $51,717
2/21/01          $49,689           $50,814
2/22/01          $49,049           $50,170
2/23/01          $49,655           $50,753
2/26/01          $50,631           $51,780
2/27/01          $47,332           $48,493
2/28/01          $45,952           $47,106
3/01/01          $47,467           $48,580
3/02/01          $45,312           $46,440
3/05/01          $46,188           $47,313
3/06/01          $47,635           $48,785
3/07/01          $48,106           $49,276
3/08/01          $46,726           $47,843
3/09/01          $43,629           $44,754
3/12/01          $40,364           $41,486
3/13/01          $43,057           $44,178
3/14/01          $41,979           $43,077
3/15/01          $40,801           $41,913
3/16/01          $39,556           $40,668
3/19/01          $41,575           $42,716
3/20/01          $38,714           $39,853
3/21/01          $38,478           $39,620
3/22/01          $40,869           $42,011
3/23/01          $40,936           $42,088
3/26/01          $40,229           $41,394
3/27/01          $41,643           $42,845
3/28/01          $38,377           $39,550
3/29/01          $37,435           $38,586
3/30/01          $37,670           $38,835

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 3-31-01

---------------------------------------------------------------------------------------------------------------------------------
                                               INVESTOR CLASS                             ADVISOR CLASS               C CLASS
                                                 (2-14-94)                                  (9-22-98)                (3-26-01)
                              ------------------------------------------------   -------------------------------   --------------
                                   ONE              FIVE            SINCE             ONE             SINCE            SINCE
                                   YEAR             YEAR          INCEPTION           YEAR          INCEPTION        INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
OTC Fund                              -65.19%           20.54%           20.45%         -65.40%            4.26%            -6.28%
NASDAQ 100
 Index-Registered Trademark-          -64.23%           20.88%           20.97%         -64.23%            6.69%            -6.18%
---------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR
CLASS SHARES AND C CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

U.S. GOVERNMENT BOND FUND

OBJECTIVE: TO PROVIDE INVESTMENT RETURNS THAT CORRESPOND TO 120% OF THE DAILY PERFORMANCE OF THE CURRENT 30-YEAR U.S. TREASURY BOND.

INCEPTION: JANUARY 3, 1994

The yield on the 30-Year Treasury Bond for the fiscal year ended March 31, 2001 fell 34 basis points during the period, ending at 4.14%. The U.S. Government Bond Fund returned 9.81% for the period. Bonds overall experienced healthy returns as interest rates decreased for all maturities. The U.S. Government Bond Fund invests in the current 30-Year Treasury Bond and Treasury Bond futures in order to meet its objective.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          RYDEX U.S. GOV'T BOND FUND  30 YEAR BOND
1/03/94                      $10,000       $10,000
1/04/94                      $10,040       $10,099
1/05/94                      $10,010       $10,022
1/06/94                      $10,080       $10,099
1/07/94                      $10,250       $10,266
1/10/94                      $10,250       $10,243
1/11/94                      $10,250       $10,256
1/12/94                      $10,370       $10,326
1/13/94                      $10,210       $10,227
1/14/94                      $10,140       $10,179
1/18/94                      $10,190       $10,205
1/19/94                      $10,160       $10,166
1/20/94                      $10,200       $10,214
1/21/94                      $10,180       $10,189
1/24/94                      $10,170       $10,173
1/25/94                      $10,100       $10,102
1/26/94                      $10,100       $10,150
1/27/94                      $10,170       $10,214
1/28/94                      $10,240       $10,278
1/31/94                      $10,223       $10,250
2/01/94                      $10,093       $10,138
2/02/94                      $10,133       $10,189
2/03/94                      $10,083       $10,147
2/04/94                       $9,963       $10,083
2/07/94                       $9,953       $10,042
2/08/94                       $9,883        $9,962
2/09/94                       $9,923       $10,019
2/10/94                       $9,903        $9,971
2/11/94                       $9,953       $10,022
2/14/94                       $9,893        $9,958
2/15/94                       $9,893        $9,955
2/16/94                       $9,883        $9,946
2/17/94                       $9,752        $9,840
2/18/94                       $9,602        $9,734
2/22/94                       $9,662        $9,766
2/23/94                       $9,592        $9,702
2/24/94                       $9,462        $9,597
2/25/94                       $9,492        $9,632
2/28/94                       $9,562        $9,693
3/01/94                       $9,402        $9,559
3/02/94                       $9,412        $9,552
3/03/94                       $9,331        $9,469
3/04/94                       $9,321        $9,475
3/07/94                       $9,402        $9,520
3/08/94                       $9,331        $9,427
3/09/94                       $9,331        $9,472
3/10/94                       $9,171        $9,299
3/11/94                       $9,221        $9,395
3/14/94                       $9,201        $9,338
3/15/94                       $9,231        $9,424
3/16/94                       $9,341        $9,520
3/17/94                       $9,331        $9,482
3/18/94                       $9,201        $9,399
3/21/94                       $9,161        $9,335
3/22/94                       $9,241        $9,456
3/23/94                       $9,281        $9,402
3/24/94                       $9,111        $9,331
3/25/94                       $9,081        $9,267
3/28/94                       $9,111        $9,309
3/29/94                       $9,001        $9,200
3/30/94                       $8,931        $9,152
3/31/94                       $8,957        $9,175
4/04/94                       $8,565        $8,826
4/05/94                       $8,786        $8,996
4/06/94                       $8,786        $8,999
4/07/94                       $8,846        $9,037
4/08/94                       $8,776        $8,986
4/11/94                       $8,806        $9,008
4/12/94                       $8,876        $9,050
4/13/94                       $8,776        $8,983
4/14/94                       $8,745        $8,951
4/15/94                       $8,745        $8,951
4/18/94                       $8,605        $8,804
4/19/94                       $8,635        $8,858
4/20/94                       $8,695        $8,916
4/21/94                       $8,846        $9,034
4/22/94                       $8,846        $9,021
4/25/94                       $8,936        $9,104
4/26/94                       $8,967        $9,155
4/28/94                       $8,735        $8,973
4/29/94                       $8,765        $8,928
5/02/94                       $8,725        $8,906
5/03/94                       $8,684        $8,874
5/04/94                       $8,704        $8,896
5/05/94                       $8,735        $8,893
5/06/94                       $8,482        $8,676
5/09/94                       $8,381        $8,573
5/10/94                       $8,563        $8,727
5/11/94                       $8,422        $8,615
5/12/94                       $8,452        $8,666
5/13/94                       $8,533        $8,730
5/16/94                       $8,573        $8,775
5/17/94                       $8,765        $8,957
5/18/94                       $8,805        $8,976
5/19/94                       $8,846        $9,015
5/20/94                       $8,755        $8,928
5/23/94                       $8,593        $8,788
5/24/94                       $8,654        $8,829
5/25/94                       $8,684        $8,884
5/26/94                       $8,684        $8,884
5/27/94                       $8,644        $8,836
5/31/94                       $8,632        $8,794
6/01/94                       $8,673        $8,855
6/02/94                       $8,703        $8,893
6/03/94                       $8,795        $8,973
6/06/94                       $8,845        $9,021
6/07/94                       $8,795        $9,005
6/08/94                       $8,764        $8,957
6/09/94                       $8,774        $8,964
6/10/94                       $8,744        $8,925
6/13/94                       $8,703        $8,877
6/14/94                       $8,754        $8,928
6/15/94                       $8,663        $8,836
6/16/94                       $8,673        $8,874
6/17/94                       $8,602        $8,778
6/20/94                       $8,602        $8,768
6/21/94                       $8,551        $8,724
6/22/94                       $8,653        $8,836
6/23/94                       $8,653        $8,839
6/24/94                       $8,521        $8,704
6/27/94                       $8,602        $8,768
6/28/94                       $8,521        $8,695
6/29/94                       $8,541        $8,711
6/30/94                       $8,382        $8,608
7/01/94                       $8,443        $8,612
7/05/94                       $8,464        $8,634
7/06/94                       $8,453        $8,624
7/07/94                       $8,464        $8,624
7/08/94                       $8,341        $8,532
7/11/94                       $8,301        $8,487
7/12/94                       $8,382        $8,535
7/13/94                       $8,392        $8,554
7/14/94                       $8,514        $8,695
7/15/94                       $8,494        $8,676
7/18/94                       $8,545        $8,720
7/19/94                       $8,596        $8,762
7/20/94                       $8,494        $8,672
7/21/94                       $8,494        $8,679
7/22/94                       $8,494        $8,663
7/25/94                       $8,525        $8,698
7/26/94                       $8,504        $8,676
7/27/94                       $8,443        $8,621
7/28/94                       $8,504        $8,676
7/29/94                       $8,704        $8,839
8/01/94                       $8,684        $8,836
8/02/94                       $8,684        $8,826
8/03/94                       $8,704        $8,848
8/04/94                       $8,684        $8,823
8/05/94                       $8,520        $8,679
8/08/94                       $8,541        $8,679
8/09/94                       $8,490        $8,647
8/10/94                       $8,490        $8,650
8/11/94                       $8,408        $8,564
8/12/94                       $8,479        $8,628
8/15/94                       $8,459        $8,628
8/16/94                       $8,571        $8,736
8/17/94                       $8,592        $8,701
8/18/94                       $8,439        $8,612
8/19/94                       $8,449        $8,612
8/22/94                       $8,387        $8,539
8/23/94                       $8,418        $8,556
8/24/94                       $8,479        $8,639
8/25/94                       $8,428        $8,561
8/26/94                       $8,459        $8,623
8/29/94                       $8,459        $8,599
8/30/94                       $8,500        $8,636
8/31/94                       $8,547        $8,647
9/01/94                       $8,537        $8,655
9/02/94                       $8,486        $8,612
9/06/94                       $8,435        $8,561
9/07/94                       $8,404        $8,529
9/08/94                       $8,404        $8,531
9/09/94                       $8,312        $8,394
9/12/94                       $8,312        $8,381
9/13/94                       $8,322        $8,421
9/14/94                       $8,342        $8,424
9/15/94                       $8,373        $8,464
9/16/94                       $8,240        $8,327
9/19/94                       $8,271        $8,341
9/20/94                       $8,240        $8,319
9/21/94                       $8,219        $8,298
9/22/94                       $8,250        $8,314
9/23/94                       $8,219        $8,314
9/26/94                       $8,230        $8,300
9/27/94                       $8,178        $8,254
9/28/94                       $8,219        $8,284
9/29/94                       $8,168        $8,257
9/30/94                       $8,189        $8,284
10/03/94                      $8,168        $8,246
10/04/94                      $8,148        $8,217
10/05/94                      $8,066        $8,160
10/06/94                      $8,076        $8,147
10/07/94                      $8,107        $8,198
10/11/94                      $8,158        $8,236
10/12/94                      $8,127        $8,217
10/13/94                      $8,178        $8,249
10/14/94                      $8,189        $8,271
10/17/94                      $8,178        $8,273
10/18/94                      $8,158        $8,233
10/19/94                      $8,117        $8,211
10/20/94                      $8,004        $8,109
10/21/94                      $8,025        $8,131
10/24/94                      $7,963        $8,069
10/25/94                      $7,943        $8,074
10/26/94                      $7,932        $8,050
10/27/94                      $7,953        $8,064
10/28/94                      $8,045        $8,155
10/31/94                      $8,036        $8,131
11/01/94                      $7,934        $8,056
11/02/94                      $7,903        $8,026
11/03/94                      $7,903        $8,018
11/04/94                      $7,852        $7,964
11/07/94                      $7,842        $7,967
11/08/94                      $7,883        $7,996
11/09/94                      $7,924        $8,010
11/10/94                      $7,862        $7,972
11/14/94                      $7,924        $8,045
11/15/94                      $7,975        $8,080
11/16/94                      $7,913        $8,021
11/17/94                      $7,872        $7,988
11/18/94                      $7,872        $7,988
11/21/94                      $7,872        $7,999
11/22/94                      $7,903        $8,101
11/23/94                      $8,057        $8,163
11/25/94                      $8,088        $8,179
11/28/94                      $8,026        $8,131
11/29/94                      $7,975        $8,082
11/30/94                      $8,071        $8,109
12/01/94                      $8,040        $8,093
12/02/94                      $8,143        $8,198
12/05/94                      $8,112        $8,185
12/06/94                      $8,226        $8,252
12/07/94                      $8,153        $8,214
12/08/94                      $8,164        $8,249
12/09/94                      $8,205        $8,249
12/12/94                      $8,143        $8,195
12/13/94                      $8,205        $8,249
12/14/94                      $8,205        $8,241
12/15/94                      $8,195        $8,236
12/16/94                      $8,205        $8,249
12/19/94                      $8,226        $8,265
12/20/94                      $8,205        $8,265
12/21/94                      $8,226        $8,254
12/22/94                      $8,195        $8,252
12/23/94                      $8,236        $8,271
12/27/94                      $8,308        $8,341
12/28/94                      $8,226        $8,265
12/29/94                      $8,195        $8,263
12/30/94                      $8,204        $8,228
1/03/95                       $8,153        $8,187
1/04/95                       $8,246        $8,249
1/05/95                       $8,173        $8,217
1/06/95                       $8,225        $8,238
1/09/95                       $8,184        $8,217
1/10/95                       $8,225        $8,241
1/11/95                       $8,235        $8,273
1/12/95                       $8,215        $8,225
1/13/95                       $8,308        $8,287
1/17/95                       $8,328        $8,330
1/18/95                       $8,339        $8,322
1/19/95                       $8,287        $8,287
1/20/95                       $8,204        $8,214
1/23/95                       $8,204        $8,195
1/24/95                       $8,184        $8,185
1/25/95                       $8,246        $8,238
1/26/95                       $8,277        $8,265
1/27/95                       $8,391        $8,373
1/30/95                       $8,380        $8,338
1/31/95                       $8,454        $8,402
2/01/95                       $8,423        $8,351
2/02/95                       $8,413        $8,365
2/03/95                       $8,600        $8,467
2/06/95                       $8,558        $8,445
2/07/95                       $8,548        $8,456
2/08/95                       $8,527        $8,445
2/09/95                       $8,496        $8,410
2/10/95                       $8,444        $8,410
2/13/95                       $8,454        $8,386
2/13/95                       $8,454        $8,386
2/14/95                       $8,537        $8,454
2/15/95                       $8,579        $8,483
2/16/95                       $8,579        $8,486
2/17/95                       $8,558        $8,467
2/21/95                       $8,527        $8,449
2/22/95                       $8,620        $8,509
2/23/95                       $8,589        $8,517
2/24/95                       $8,610        $8,528
2/27/95                       $8,662        $8,589
2/28/95                       $8,735        $8,610
3/01/95                       $8,735        $8,610
3/02/95                       $8,682        $8,570
3/03/95                       $8,610        $8,515
3/06/95                       $8,568        $8,465
3/07/95                       $8,495        $8,430
3/08/95                       $8,589        $8,515
3/09/95                       $8,630        $8,541
3/10/95                       $8,703        $8,591
3/13/95                       $8,724        $8,596
3/14/95                       $8,849        $8,694
3/15/95                       $8,839        $8,691
3/16/95                       $8,849        $8,689
3/17/95                       $8,818        $8,689
3/20/95                       $8,787        $8,662
3/21/95                       $8,766        $8,610
3/22/95                       $8,714        $8,610
3/23/95                       $8,703        $8,610
3/24/95                       $8,818        $8,694
3/27/95                       $8,870        $8,741
3/28/95                       $8,776        $8,662
3/29/95                       $8,776        $8,681
3/30/95                       $8,766        $8,644
3/31/95                       $8,755        $8,620
4/03/95                       $8,808        $8,662
4/04/95                       $8,828        $8,683
4/05/95                       $8,828        $8,691
4/06/95                       $8,860        $8,710
4/07/95                       $8,808        $8,657
4/10/95                       $8,808        $8,662
4/11/95                       $8,818        $8,683
4/12/95                       $8,828        $8,702
4/13/95                       $8,881        $8,723
4/17/95                       $8,808        $8,681
4/18/95                       $8,797        $8,660
4/19/95                       $8,828        $8,694
4/20/95                       $8,849        $8,720
4/21/95                       $8,881        $8,723
4/24/95                       $8,912        $8,755
4/25/95                       $8,891        $8,736
4/26/95                       $8,901        $8,739
4/27/95                       $8,891        $8,728
4/28/95                       $8,881        $8,723
5/01/95                       $8,870        $8,715
5/02/95                       $8,901        $8,747
5/03/95                       $8,995        $8,823
5/04/95                       $9,131        $8,910
5/05/95                       $9,308        $9,068
5/08/95                       $9,297        $9,050
5/09/95                       $9,391        $9,142
5/10/95                       $9,350        $9,142
5/11/95                       $9,370        $9,094
5/12/95                       $9,360        $9,089
5/15/95                       $9,423        $9,145
5/16/95                       $9,516        $9,237
5/17/95                       $9,527        $9,239
5/18/95                       $9,454        $9,218
5/19/95                       $9,464        $9,168
5/22/95                       $9,443        $9,179
5/23/95                       $9,516        $9,234
5/24/95                       $9,673        $9,379
5/25/95                       $9,704        $9,403
5/26/95                       $9,694        $9,363
5/30/95                       $9,808        $9,471
5/31/95                       $9,816        $9,482
6/01/95                       $9,910        $9,537
6/02/95                      $10,035        $9,627
6/05/95                      $10,046        $9,645
6/06/95                      $10,046        $9,656
6/07/95                      $10,025        $9,595
6/08/95                       $9,973        $9,550
6/09/95                       $9,754        $9,398
6/12/95                       $9,775        $9,427
6/13/95                      $10,025        $9,611
6/14/95                      $10,025        $9,579
6/15/95                       $9,962        $9,537
6/16/95                       $9,962        $9,485
6/19/95                      $10,056        $9,587
6/20/95                      $10,035        $9,579
6/21/95                      $10,067        $9,619
6/22/95                      $10,192        $9,701
6/23/95                      $10,150        $9,669
6/26/95                      $10,077        $9,614
6/27/95                      $10,046        $9,600
6/28/95                      $10,129        $9,653
6/29/95                       $9,910        $9,503
6/30/95                       $9,972        $9,521
7/03/95                       $9,951        $9,506
7/05/95                      $10,014        $9,545
7/06/95                      $10,192        $9,669
7/07/95                      $10,160        $9,635
7/10/95                      $10,171        $9,653
7/11/95                      $10,066        $9,564
7/12/95                      $10,098        $9,616
7/13/95                      $10,045        $9,600
7/14/95                      $10,045        $9,545
7/17/95                       $9,920        $9,466
7/18/95                       $9,837        $9,345
7/19/95                       $9,628        $9,232
7/20/95                       $9,659        $9,237
7/21/95                       $9,523        $9,121
7/24/95                       $9,617        $9,229
7/25/95                       $9,680        $9,284
7/26/95                       $9,617        $9,213
7/27/95                       $9,701        $9,271
7/28/95                       $9,607        $9,192
7/31/95                       $9,669        $9,263
8/01/95                       $9,586        $9,192
8/02/95                       $9,669        $9,247
8/03/95                       $9,576        $9,163
8/04/95                       $9,617        $9,181
8/07/95                       $9,638        $9,208
8/08/95                       $9,638        $9,210
8/09/95                       $9,596        $9,176
8/10/95                       $9,534        $9,137
8/11/95                       $9,421        $9,031
8/14/95                       $9,455        $9,060
8/15/95                       $9,508        $9,125
8/16/95                       $9,552        $9,137
8/17/95                       $9,542        $9,120
8/18/95                       $9,546        $9,120
8/21/95                       $9,589        $9,151
8/22/95                       $9,548        $9,131
8/23/95                       $9,539        $9,105
8/24/95                       $9,656        $9,220
8/25/95                       $9,827        $9,348
8/28/95                       $9,838        $9,351
8/29/95                       $9,840        $9,343
8/30/95                       $9,862        $9,357
8/31/95                       $9,936        $9,414
9/01/95                      $10,014        $9,463
9/05/95                      $10,078        $9,514
9/06/95                      $10,058        $9,488
9/07/95                      $10,028        $9,477
9/08/95                      $10,017        $9,491
9/11/95                      $10,018        $9,483
9/12/95                      $10,156        $9,591
9/13/95                      $10,125        $9,574
9/14/95                      $10,241        $9,646
9/15/95                      $10,213        $9,626
9/18/95                      $10,108        $9,554
9/19/95                      $10,172        $9,611
9/20/95                      $10,226        $9,634
9/21/95                      $10,048        $9,526
9/22/95                      $10,030        $9,491
9/25/95                      $10,031        $9,497
9/26/95                      $10,031        $9,508
9/27/95                      $10,022        $9,500
9/28/95                      $10,023        $9,491
9/29/95                      $10,193        $9,589
10/02/95                     $10,194        $9,634
10/03/95                     $10,227        $9,657
10/04/95                     $10,280        $9,680
10/05/95                     $10,291        $9,694
10/06/95                     $10,295        $9,700
10/10/95                     $10,296        $9,671
10/11/95                     $10,297        $9,677
10/12/95                     $10,361        $9,737
10/13/95                     $10,542        $9,843
10/16/95                     $10,490        $9,843
10/17/95                     $10,523        $9,875
10/18/95                     $10,483        $9,814
10/19/95                     $10,506        $9,840
10/20/95                     $10,438        $9,774
10/23/95                     $10,398        $9,732
10/24/95                     $10,484        $9,823
10/25/95                     $10,497        $9,829
10/26/95                     $10,383        $9,726
10/27/95                     $10,452        $9,777
10/30/95                     $10,443        $9,783
10/31/95                     $10,488        $9,812
11/01/95                     $10,553        $9,857
11/02/95                     $10,618        $9,923
11/03/95                     $10,579        $9,877
11/06/95                     $10,559        $9,857
11/07/95                     $10,518        $9,840
11/08/95                     $10,626        $9,915
11/09/95                     $10,565        $9,872
11/10/95                     $10,486        $9,803
11/13/95                     $10,573        $9,877
11/14/95                     $10,554        $9,866
11/15/95                     $10,535        $9,860
11/16/95                     $10,643        $9,949
11/17/95                     $10,659        $9,940
11/20/95                     $10,630        $9,920
11/21/95                     $10,579        $9,889
11/22/95                     $10,583        $9,880
11/24/95                     $10,642        $9,915
11/27/95                     $10,676        $9,949
11/28/95                     $10,667        $9,940
11/29/95                     $10,712        $9,986
11/30/95                     $10,841       $10,075
12/01/95                     $10,898       $10,138
12/04/95                     $11,049       $10,215
12/05/95                     $11,008       $10,198
12/06/95                     $11,010       $10,206
12/07/95                     $10,949       $10,149
12/08/95                     $10,976       $10,181
12/11/95                     $11,010       $10,192
12/12/95                     $10,991       $10,183
12/13/95                     $10,961       $10,140
12/14/95                     $10,931       $10,138
12/15/95                     $10,926       $10,118
12/18/95                     $10,747        $9,983
12/19/95                     $10,888       $10,100
12/20/95                     $10,879       $10,078
12/21/95                     $10,891       $10,126
12/22/95                     $10,995       $10,166
12/26/95                     $11,018       $10,198
12/27/95                     $11,063       $10,243
12/28/95                     $11,118       $10,275
12/29/95                     $11,177       $10,326
1/02/96                      $11,156       $10,298
1/03/96                      $11,176       $10,312
1/04/96                      $11,071       $10,209
1/05/96                      $11,018       $10,189
1/08/96                      $11,019       $10,183
1/09/96                      $11,019       $10,192
1/10/96                      $10,838       $10,000
1/11/96                      $10,839       $10,052
1/12/96                      $10,863       $10,032
1/16/96                      $10,982       $10,175
1/17/96                      $11,122       $10,232
1/18/96                      $11,166       $10,272
1/19/96                      $11,179       $10,283
1/22/96                      $11,052       $10,189
1/23/96                      $10,988       $10,118
1/24/96                      $11,107       $10,198
1/25/96                      $10,958       $10,095
1/26/96                      $11,068       $10,192
1/29/96                      $10,994       $10,123
1/30/96                      $11,080       $10,201
1/31/96                      $11,103       $10,212
2/01/96                      $11,009       $10,149
2/02/96                      $10,894       $10,029
2/05/96                      $10,895       $10,040
2/06/96                      $10,917       $10,072
2/07/96                      $10,907       $10,040
2/08/96                      $10,887       $10,049
2/09/96                      $10,900       $10,040
2/12/96                      $10,998       $10,132
2/13/96                      $11,020       $10,138
2/14/96                      $10,936       $10,053
2/15/96                      $10,797        $9,948
2/16/96                      $10,683        $9,871
2/20/96                      $10,405        $9,645
2/21/96                      $10,417        $9,674
2/22/96                      $10,471        $9,715
2/23/96                      $10,357        $9,629
2/26/96                      $10,315        $9,569
2/27/96                      $10,283        $9,547
2/28/96                      $10,252        $9,540
2/29/96                      $10,275        $9,550
3/01/96                      $10,417        $9,677
3/04/96                      $10,494        $9,668
3/05/96                      $10,409        $9,661
3/06/96                      $10,324        $9,582
3/07/96                      $10,293        $9,559
3/08/96                       $9,878        $9,222
3/11/96                      $10,040        $9,349
3/12/96                       $9,986        $9,317
3/13/96                       $9,955        $9,292
3/14/96                       $9,945        $9,282
3/15/96                       $9,863        $9,222
3/18/96                       $9,896        $9,241
3/19/96                       $9,908        $9,254
3/20/96                      $10,006        $9,330
3/21/96                      $10,071        $9,375
3/22/96                      $10,021        $9,327
3/25/96                      $10,140        $9,426
3/26/96                      $10,120        $9,400
3/27/96                       $9,971        $9,282
3/28/96                       $9,885        $9,225
3/29/96                       $9,997        $9,308
4/01/96                      $10,019        $9,324
4/02/96                      $10,085        $9,372
4/03/96                      $10,054        $9,346
4/04/96                      $10,001        $9,311
4/05/96                       $9,736        $9,098
4/08/96                       $9,672        $9,044
4/09/96                       $9,738        $9,095
4/10/96                       $9,636        $9,009
4/11/96                       $9,599        $8,987
4/12/96                       $9,814        $9,139
4/15/96                       $9,863        $9,168
4/16/96                       $9,869        $9,171
4/17/96                       $9,830        $9,142
4/18/96                       $9,779        $9,104
4/19/96                       $9,862        $9,158
4/22/96                       $9,930        $9,212
4/23/96                       $9,889        $9,171
4/24/96                       $9,826        $9,127
4/25/96                       $9,840        $9,128
4/26/96                       $9,902        $9,165
4/29/96                       $9,828        $9,107
4/30/96                       $9,755        $9,050
5/01/96                       $9,725        $9,018
5/02/96                       $9,532        $8,866
5/03/96                       $9,433        $8,783
5/06/96                       $9,502        $8,835
5/07/96                       $9,483        $8,821
5/08/96                       $9,606        $8,918
5/09/96                       $9,576        $8,893
5/10/96                       $9,716        $8,994
5/13/96                       $9,752        $9,025
5/14/96                       $9,831        $9,085
5/15/96                       $9,845        $9,095
5/16/96                       $9,772        $9,028
5/17/96                       $9,869        $9,104
5/20/96                       $9,905        $9,130
5/21/96                       $9,853        $9,088
5/22/96                       $9,922        $9,130
5/23/96                       $9,827        $9,058
5/24/96                       $9,906        $9,101
5/28/96                       $9,885        $9,085
5/29/96                       $9,754        $8,979
5/30/96                       $9,787        $9,007
5/31/96                       $9,668        $8,907
6/03/96                       $9,657        $8,902
6/04/96                       $9,668        $8,917
6/05/96                       $9,746        $8,969
6/06/96                       $9,812        $9,031
6/07/96                       $9,594        $8,854
6/10/96                       $9,550        $8,815
6/11/96                       $9,485        $8,765
6/12/96                       $9,441        $8,722
6/13/96                       $9,463        $8,741
6/14/96                       $9,552        $8,810
6/17/96                       $9,597        $8,847
6/18/96                       $9,564        $8,811
6/19/96                       $9,543        $8,794
6/20/96                       $9,532        $8,789
6/21/96                       $9,556        $8,799
6/24/96                       $9,578        $8,823
6/25/96                       $9,622        $8,856
6/26/96                       $9,634        $8,862
6/27/96                       $9,722        $8,934
6/28/96                       $9,843        $9,028
7/01/96                       $9,843        $9,025
7/02/96                       $9,778        $8,977
7/03/96                       $9,800        $8,988
7/05/96                       $9,438        $8,706
7/08/96                       $9,439        $8,706
7/09/96                       $9,505        $8,753
7/10/96                       $9,571        $8,811
7/11/96                       $9,604        $8,837
7/12/96                       $9,692        $8,901
7/15/96                       $9,615        $8,840
7/16/96                       $9,692        $8,905
7/17/96                       $9,682        $8,897
7/18/96                       $9,836        $9,018
7/19/96                       $9,748        $8,945
7/22/96                       $9,693        $8,902
7/23/96                       $9,760        $8,950
7/24/96                       $9,639        $8,862
7/25/96                       $9,672        $8,893
7/26/96                       $9,684        $8,904
7/29/96                       $9,585        $8,816
7/30/96                       $9,651        $8,869
7/31/96                       $9,750        $8,950
8/01/96                       $9,948        $9,111
8/02/96                      $10,102        $9,228
8/05/96                      $10,080        $9,209
8/06/96                      $10,058        $9,190
8/07/96                      $10,037        $9,179
8/08/96                      $10,004        $9,150
8/09/96                      $10,114        $9,235
8/12/96                      $10,114        $9,238
8/13/96                       $9,972        $9,127
8/14/96                       $9,983        $9,130
8/15/96                       $9,928        $9,098
8/16/96                       $9,983        $9,152
8/19/96                       $9,951        $9,115
8/20/96                       $9,940        $9,107
8/21/96                       $9,896        $9,075
8/22/96                       $9,896        $9,068
8/23/96                       $9,765        $8,969
8/26/96                       $9,655        $8,886
8/27/96                       $9,699        $8,920
8/28/96                       $9,678        $8,903
8/29/96                       $9,579        $8,832
8/30/96                       $9,481        $8,748
9/03/96                       $9,558        $8,811
9/04/96                       $9,504        $8,768
9/05/96                       $9,451        $8,723
9/06/96                       $9,500        $8,760
9/09/96                       $9,546        $8,797
9/10/96                       $9,493        $8,744
9/11/96                       $9,494        $8,756
9/12/96                       $9,551        $8,801
9/13/96                       $9,732        $8,938
9/16/96                       $9,756        $8,949
9/17/96                       $9,670        $8,889
9/18/96                       $9,638        $8,857
9/19/96                       $9,596        $8,820
9/20/96                       $9,623        $8,837
9/23/96                       $9,658        $8,859
9/24/96                       $9,726        $8,912
9/25/96                       $9,794        $8,962
9/26/96                       $9,862        $9,019
9/27/96                       $9,835        $8,992
9/30/96                       $9,804        $8,963
10/01/96                      $9,894        $9,028
10/02/96                      $9,929        $9,055
10/03/96                      $9,931        $9,058
10/04/96                     $10,102        $9,187
10/07/96                     $10,038        $9,134
10/08/96                     $10,018        $9,115
10/09/96                      $9,964        $9,075
10/10/96                      $9,900        $9,018
10/11/96                      $9,961        $9,058
10/14/96                      $9,963        $9,058
10/15/96                      $9,954        $9,052
10/16/96                      $9,945        $9,042
10/17/96                     $10,035        $9,109
10/18/96                     $10,063        $9,124
10/21/96                     $10,032        $9,099
10/22/96                      $9,967        $9,051
10/23/96                      $9,991        $9,068
10/24/96                      $9,971        $9,046
10/25/96                     $10,032        $9,094
10/28/96                     $10,012        $9,075
10/29/96                     $10,225        $9,237
10/30/96                     $10,227        $9,236
10/31/96                     $10,284        $9,276
11/01/96                     $10,257        $9,256
11/04/96                     $10,281        $9,276
11/05/96                     $10,383        $9,346
11/06/96                     $10,374        $9,336
11/07/96                     $10,465        $9,407
11/08/96                     $10,438        $9,386
11/12/96                     $10,551        $9,465
11/13/96                     $10,519        $9,448
11/13/96                     $10,522        $9,448
11/14/96                     $10,590        $9,480
11/15/96                     $10,541        $9,442
11/18/96                     $10,533        $9,436
11/19/96                     $10,579        $9,466
11/20/96                     $10,637        $9,511
11/21/96                     $10,628        $9,494
11/22/96                     $10,590        $9,469
11/25/96                     $10,625        $9,495
11/26/96                     $10,605        $9,477
11/27/96                     $10,587        $9,452
11/29/96                     $10,806        $9,557
12/02/96                     $10,808        $9,558
12/03/96                     $10,822        $9,571
12/04/96                     $10,757        $9,517
12/05/96                     $10,590        $9,392
12/06/96                     $10,562        $9,372
12/09/96                     $10,620        $9,410
12/10/96                     $10,611        $9,404
12/11/96                     $10,433        $9,260
12/12/96                     $10,367        $9,216
12/13/96                     $10,486        $9,298
12/16/96                     $10,398        $9,228
12/17/96                     $10,366        $9,200
12/18/96                     $10,311        $9,158
12/19/96                     $10,460        $9,266
12/20/96                     $10,477        $9,278
12/23/96                     $10,502        $9,300
12/24/96                     $10,495        $9,287
12/26/96                     $10,485        $9,278
12/27/96                     $10,582        $9,345
12/30/96                     $10,584        $9,348
12/31/96                     $10,403        $9,210
1/02/97                      $10,235        $9,089
1/03/97                      $10,264        $9,099
1/06/97                      $10,220        $9,064
1/07/97                      $10,154        $9,017
1/08/97                      $10,145        $9,011
1/09/97                      $10,237        $9,071
1/10/97                      $10,096        $8,964
1/13/97                      $10,109        $8,967
1/14/97                      $10,236        $9,070
1/15/97                      $10,204        $9,037
1/16/97                      $10,138        $8,981
1/17/97                      $10,169        $8,996
1/20/97                      $10,169        $8,996
1/21/97                      $10,227        $9,045
1/22/97                      $10,184        $9,011
1/23/97                      $10,140        $8,973
1/24/97                      $10,078        $8,920
1/27/97                      $10,012        $8,867
1/28/97                      $10,059        $8,907
1/29/97                      $10,084        $8,920
1/30/97                      $10,120        $8,942
1/31/97                      $10,239        $9,036
2/03/97                      $10,333        $9,108
2/04/97                      $10,357        $9,128
2/05/97                      $10,314        $9,087
2/06/97                      $10,304        $9,072
2/07/97                      $10,390        $9,143
2/10/97                      $10,381        $9,128
2/11/97                      $10,394        $9,137
2/12/97                      $10,385        $9,133
2/13/97                      $10,523        $9,234
2/14/97                      $10,578        $9,266
2/18/97                      $10,580        $9,260
2/19/97                      $10,536        $9,222
2/20/97                      $10,447        $9,154
2/21/97                      $10,442        $9,143
2/24/97                      $10,409        $9,116
2/25/97                      $10,412        $9,126
2/26/97                      $10,185        $8,960
2/27/97                      $10,164        $8,943
2/28/97                      $10,193        $8,954
3/03/97                      $10,149        $8,918
3/04/97                      $10,105        $8,887
3/05/97                      $10,130        $8,908
3/06/97                      $10,063        $8,854
3/07/97                      $10,161        $8,921
3/10/97                      $10,163        $8,920
3/11/97                      $10,142        $8,903
3/12/97                      $10,098        $8,868
3/13/97                       $9,951        $8,762
3/14/97                       $9,991        $8,785
3/17/97                       $9,993        $8,777
3/18/97                       $9,995        $8,777
3/19/97                       $9,951        $8,738
3/20/97                       $9,999        $8,771
3/21/97                      $10,005        $8,777
3/24/97                      $10,041        $8,795
3/25/97                       $9,997        $8,768
3/26/97                       $9,964        $8,734
3/27/97                       $9,845        $8,648
3/31/97                       $9,813        $8,622
4/01/97                       $9,838        $8,635
4/02/97                       $9,851        $8,638
4/03/97                       $9,864        $8,654
4/04/97                       $9,778        $8,576
4/07/97                       $9,872        $8,648
4/08/97                       $9,828        $8,608
4/09/97                       $9,818        $8,605
4/10/97                       $9,820        $8,608
4/11/97                       $9,756        $8,553
4/14/97                       $9,747        $8,546
4/15/97                       $9,864        $8,635
4/16/97                       $9,854        $8,624
4/17/97                       $9,903        $8,659
4/18/97                       $9,920        $8,668
4/21/97                       $9,864        $8,625
4/22/97                       $9,935        $8,679
4/23/97                       $9,879        $8,634
4/24/97                       $9,823        $8,591
4/25/97                       $9,806        $8,571
4/28/97                       $9,842        $8,602
4/29/97                      $10,041        $8,745
4/30/97                      $10,089        $8,781
5/01/97                      $10,138        $8,817
5/02/97                      $10,167        $8,837
5/05/97                      $10,192        $8,850
5/06/97                      $10,194        $8,851
5/07/97                      $10,179        $8,787
5/08/97                      $10,251        $8,828
5/09/97                      $10,302        $8,861
5/12/97                      $10,327        $8,878
5/13/97                      $10,247        $8,811
5/14/97                      $10,295        $8,850
5/15/97                      $10,332        $8,875
5/16/97                      $10,266        $8,828
5/19/97                      $10,256        $8,820
5/20/97                      $10,257        $8,812
5/21/97                      $10,200        $8,774
5/22/97                      $10,167        $8,745
5/23/97                      $10,173        $8,745
5/27/97                      $10,104        $8,691
5/28/97                      $10,117        $8,702
5/29/97                      $10,189        $8,752
5/30/97                      $10,288        $8,822
6/02/97                      $10,313        $8,842
6/03/97                      $10,350        $8,868
6/04/97                      $10,352        $8,865
6/05/97                      $10,342        $8,858
6/06/97                      $10,511        $8,980
6/09/97                      $10,430        $8,918
6/10/97                      $10,420        $8,910
6/11/97                      $10,445        $8,927
6/12/97                      $10,540        $8,997
6/13/97                      $10,615        $9,047
6/16/97                      $10,640        $9,069
6/17/97                      $10,618        $9,049
6/18/97                      $10,667        $9,081
6/19/97                      $10,680        $9,096
6/20/97                      $10,720        $9,123
6/23/97                      $10,675        $9,081
6/24/97                      $10,665        $9,076
6/25/97                      $10,607        $9,003
6/26/97                      $10,526        $8,974
6/27/97                      $10,602        $9,020
6/30/97                      $10,509        $8,957
7/01/97                      $10,605        $9,023
7/02/97                      $10,653        $9,057
7/03/97                      $10,801        $9,157
7/07/97                      $10,885        $9,216
7/08/97                      $10,874        $9,204
7/09/97                      $10,923        $9,247
7/10/97                      $10,901        $9,230
7/11/97                      $10,965        $9,275
7/14/97                      $10,931        $9,249
7/15/97                      $10,932        $9,249
7/16/97                      $11,052        $9,335
7/17/97                      $11,041        $9,328
7/18/97                      $10,975        $9,277
7/21/97                      $10,941        $9,250
7/22/97                      $11,143        $9,392
7/23/97                      $11,168        $9,409
7/24/97                      $11,146        $9,396
7/25/97                      $11,103        $9,363
7/28/97                      $11,187        $9,418
7/29/97                      $11,248        $9,459
7/30/97                      $11,321        $9,512
7/31/97                      $11,381        $9,558
8/01/97                      $11,101        $9,352
8/04/97                      $11,079        $9,333
8/05/97                      $11,057        $9,315
8/06/97                      $11,082        $9,338
8/07/97                      $11,012        $9,280
8/08/97                      $10,768        $9,100
8/11/97                      $10,781        $9,106
8/12/97                      $10,747        $9,075
8/13/97                      $10,784        $9,109
8/14/97                      $10,892        $9,199
8/15/97                      $10,896        $9,197
8/18/97                      $10,969        $9,237
8/19/97                      $10,983        $9,247
8/20/97                      $10,949        $9,228
8/21/97                      $10,844        $9,149
8/22/97                      $10,729        $9,062
8/25/97                      $10,731        $9,063
8/26/97                      $10,756        $9,081
8/27/97                      $10,757        $9,082
8/28/97                      $10,901        $9,181
8/29/97                      $10,848        $9,143
9/02/97                      $10,897        $9,178
9/03/97                      $10,875        $9,154
9/04/97                      $10,852        $9,140
9/05/97                      $10,798        $9,094
9/08/97                      $10,859        $9,135
9/09/97                      $10,837        $9,124
9/10/97                      $10,791        $9,084
9/11/97                      $10,745        $9,051
9/12/97                      $10,904        $9,163
9/15/97                      $10,917        $9,172
9/16/97                      $11,205        $9,381
9/17/97                      $11,254        $9,411
9/18/97                      $11,243        $9,403
9/19/97                      $11,281        $9,428
9/22/97                      $11,318        $9,452
9/23/97                      $11,248        $9,408
9/24/97                      $11,369        $9,490
9/25/97                      $11,227        $9,387
9/26/97                      $11,303        $9,440
9/29/97                      $11,280        $9,420
9/30/97                      $11,222        $9,372
10/01/97                     $11,379        $9,490
10/02/97                     $11,404        $9,505
10/03/97                     $11,420        $9,508
10/06/97                     $11,493        $9,558
10/07/97                     $11,543        $9,596
10/08/97                     $11,305        $9,428
10/09/97                     $11,294        $9,417
10/10/97                     $11,191        $9,346
10/13/97                     $11,193        $9,343
10/14/97                     $11,325        $9,443
10/15/97                     $11,267        $9,397
10/16/97                     $11,269        $9,396
10/17/97                     $11,177        $9,337
10/20/97                     $11,227        $9,368
10/21/97                     $11,228        $9,372
10/22/97                     $11,242        $9,381
10/23/97                     $11,399        $9,492
10/24/97                     $11,463        $9,528
10/27/97                     $11,561        $9,599
10/28/97                     $11,454        $9,523
10/29/97                     $11,587        $9,629
10/30/97                     $11,672        $9,692
10/31/97                     $11,712        $9,717
11/03/97                     $11,606        $9,632
11/04/97                     $11,535        $9,587
11/05/97                     $11,549        $9,592
11/06/97                     $11,646        $9,661
11/07/97                     $11,662        $9,670
11/10/97                     $11,640        $9,655
11/11/97                     $11,689        $9,696
11/12/97                     $11,690        $9,690
11/13/97                     $11,716        $9,705
11/14/97                     $11,756        $9,732
11/17/97                     $11,781        $9,751
11/18/97                     $11,783        $9,749
11/19/97                     $11,868        $9,808
11/20/97                     $11,821        $9,767
11/21/97                     $11,874        $9,787
11/24/97                     $11,779        $9,727
11/25/97                     $11,828        $9,752
11/26/97                     $11,843        $9,787
11/28/97                     $11,848        $9,772
12/01/97                     $11,861        $9,786
12/02/97                     $11,875        $9,784
12/03/97                     $11,888        $9,799
12/04/97                     $11,866        $9,778
12/05/97                     $11,785        $9,721
12/08/97                     $11,679        $9,642
12/09/97                     $11,692        $9,648
12/10/97                     $11,766        $9,706
12/11/97                     $11,912        $9,807
12/12/97                     $12,072        $9,918
12/15/97                     $12,002        $9,872
12/16/97                     $12,027        $9,888
12/17/97                     $11,980        $9,849
12/18/97                     $12,066        $9,911
12/19/97                     $12,143        $9,961
12/22/97                     $12,168        $9,982
12/23/97                     $12,170        $9,983
12/24/97                     $12,148        $9,964
12/26/97                     $12,152        $9,959
12/29/97                     $12,118        $9,944
12/30/97                     $12,010        $9,861
12/31/97                     $12,108        $9,929
1/02/98                      $12,268       $10,038
1/05/98                      $12,501       $10,198
1/06/98                      $12,527       $10,217
1/07/98                      $12,395       $10,122
1/08/98                      $12,481       $10,178
1/09/98                      $12,582       $10,245
1/12/98                      $12,607       $10,258
1/13/98                      $12,573       $10,234
1/14/98                      $12,513       $10,195
1/15/98                      $12,491       $10,174
1/16/98                      $12,386       $10,109
1/20/98                      $12,327       $10,062
1/21/98                      $12,389       $10,104
1/22/98                      $12,293       $10,033
1/23/98                      $12,043        $9,866
1/26/98                      $12,214        $9,980
1/27/98                      $12,107        $9,902
1/28/98                      $12,120        $9,911
1/29/98                      $12,315       $10,045
1/30/98                      $12,380       $10,089
2/02/98                      $12,285       $10,014
2/03/98                      $12,286       $10,020
2/04/98                      $12,287       $10,020
2/05/98                      $12,168        $9,932
2/06/98                      $12,184        $9,947
2/09/98                      $12,124        $9,900
2/10/98                      $12,174        $9,932
2/11/98                      $12,309       $10,029
2/12/98                      $12,274        $9,998
2/13/98                      $12,340       $10,042
2/17/98                      $12,439       $10,109
2/18/98                      $12,355       $10,047
2/19/98                      $12,332       $10,038
2/20/98                      $12,300       $10,012
2/23/98                      $12,216        $9,956
2/24/98                      $12,096        $9,872
2/25/98                      $12,195        $9,938
2/26/98                      $12,136        $9,899
2/27/98                      $12,198        $9,940
3/02/98                      $11,995        $9,795
3/03/98                      $11,924        $9,739
3/04/98                      $11,961        $9,773
3/05/98                      $11,902        $9,733
3/06/98                      $12,003        $9,799
3/09/98                      $12,114        $9,875
3/10/98                      $12,116        $9,872
3/11/98                      $12,190        $9,926
3/12/98                      $12,313       $10,012
3/13/98                      $12,269        $9,976
3/16/98                      $12,355       $10,035
3/17/98                      $12,284        $9,980
3/18/98                      $12,248        $9,959
3/19/98                      $12,250        $9,956
3/20/98                      $12,302        $9,989
3/23/98                      $12,304        $9,989
3/24/98                      $12,317        $9,995
3/25/98                      $12,197        $9,914
3/26/98                      $12,162        $9,893
3/27/98                      $12,166        $9,887
3/30/98                      $12,143        $9,856
3/31/98                      $12,242        $9,914
4/01/98                      $12,316        $9,968
4/02/98                      $12,428       $10,041
4/03/98                      $12,578       $10,137
4/06/98                      $12,482       $10,071
4/07/98                      $12,446       $10,044
4/08/98                      $12,326        $9,964
4/09/98                      $12,380        $9,994
4/13/98                      $12,259        $9,920
4/14/98                      $12,322        $9,962
4/15/98                      $12,360        $9,988
4/16/98                      $12,398       $10,007
4/17/98                      $12,378        $9,992
4/20/98                      $12,306        $9,938
4/21/98                      $12,234        $9,890
4/22/98                      $12,235        $9,888
4/23/98                      $12,200        $9,864
4/24/98                      $12,265        $9,909
4/27/98                      $12,022        $9,737
4/28/98                      $12,023        $9,739
4/29/98                      $12,012        $9,728
4/30/98                      $12,246        $9,897
5/01/98                      $12,275        $9,917
5/04/98                      $12,264        $9,908
5/05/98                      $12,216        $9,870
5/06/98                      $12,279        $9,909
5/07/98                      $12,268        $9,900
5/08/98                      $12,223        $9,867
5/11/98                      $12,078        $9,769
5/12/98                      $12,251        $9,890
5/13/98                      $12,276        $9,906
5/14/98                      $12,217        $9,861
5/15/98                      $12,245        $9,879
5/18/98                      $12,332        $9,944
5/19/98                      $12,309        $9,923
5/20/98                      $12,397        $9,980
5/21/98                      $12,312        $9,927
5/22/98                      $12,379        $9,965
5/26/98                      $12,478       $10,038
5/27/98                      $12,529       $10,069
5/28/98                      $12,518       $10,059
5/29/98                      $12,571       $10,100
6/01/98                      $12,622       $10,137
6/02/98                      $12,586       $10,113
6/03/98                      $12,575       $10,103
6/04/98                      $12,552       $10,086
6/05/98                      $12,606       $10,119
6/08/98                      $12,607       $10,116
6/09/98                      $12,596       $10,110
6/10/98                      $12,794       $10,245
6/11/98                      $12,906       $10,322
6/12/98                      $12,898       $10,315
6/15/98                      $13,010       $10,388
6/16/98                      $12,901       $10,312
6/17/98                      $12,705       $10,181
6/18/98                      $12,805       $10,254
6/19/98                      $12,846       $10,276
6/22/98                      $12,884       $10,305
6/23/98                      $12,923       $10,328
6/24/98                      $12,899       $10,309
6/25/98                      $12,901       $10,311
6/26/98                      $12,942       $10,331
6/29/98                      $12,918       $10,325
6/30/98                      $12,969       $10,355
7/01/98                      $12,958       $10,349
7/02/98                      $13,025       $10,391
7/06/98                      $13,076       $10,421
7/07/98                      $13,028       $10,394
7/08/98                      $12,980       $10,362
7/09/98                      $13,018       $10,383
7/10/98                      $12,998       $10,362
7/13/98                      $12,863       $10,273
7/14/98                      $12,791       $10,220
7/15/98                      $12,804       $10,234
7/16/98                      $12,769       $10,210
7/17/98                      $12,735       $10,178
7/20/98                      $12,811       $10,229
7/21/98                      $12,898       $10,285
7/22/98                      $12,875       $10,267
7/23/98                      $12,926       $10,303
7/24/98                      $12,881       $10,266
7/27/98                      $12,820       $10,245
7/28/98                      $12,760       $10,189
7/29/98                      $12,712       $10,146
7/30/98                      $12,788       $10,201
7/31/98                      $12,804       $10,210
8/03/98                      $12,905       $10,303
8/04/98                      $12,968       $10,325
8/05/98                      $12,932       $10,300
8/06/98                      $12,909       $10,281
8/07/98                      $13,012       $10,355
8/10/98                      $13,026       $10,358
8/11/98                      $13,089       $10,400
8/12/98                      $13,053       $10,371
8/13/98                      $12,993       $10,332
8/14/98                      $13,084       $10,391
8/17/98                      $13,060       $10,381
8/18/98                      $13,049       $10,367
8/19/98                      $13,038       $10,358
8/20/98                      $13,139       $10,438
8/21/98                      $13,242       $10,518
8/24/98                      $13,207       $10,494
8/25/98                      $13,307       $10,567
8/26/98                      $13,333       $10,577
8/27/98                      $13,421       $10,643
8/28/98                      $13,463       $10,682
8/31/98                      $13,601       $10,770
9/01/98                      $13,528       $10,719
9/02/98                      $13,517       $10,701
9/03/98                      $13,617       $10,767
9/04/98                      $13,685       $10,813
9/08/98                      $13,525       $10,697
9/09/98                      $13,700       $10,811
9/10/98                      $13,925       $10,960
9/11/98                      $13,805       $10,880
9/14/98                      $13,794       $10,876
9/15/98                      $13,734       $10,845
9/16/98                      $13,834       $10,904
9/17/98                      $13,910       $10,960
9/18/98                      $14,002       $11,018
9/21/98                      $14,040       $11,054
9/22/98                      $13,979       $10,996
9/23/98                      $13,968       $10,982
9/24/98                      $14,020       $11,017
9/25/98                      $14,074       $11,053
9/28/98                      $14,013       $11,007
9/29/98                      $14,138       $11,094
9/30/98                      $14,438       $11,304
10/01/98                     $14,664       $11,463
10/02/98                     $14,767       $11,530
10/05/98                     $15,117       $11,781
10/06/98                     $15,019       $11,713
10/07/98                     $14,809       $11,566
10/08/98                     $14,349       $11,278
10/09/98                     $13,980       $11,061
10/12/98                     $13,857       $10,976
10/13/98                     $14,020       $11,085
10/14/98                     $14,308       $11,273
10/15/98                     $14,235       $11,237
10/16/98                     $14,413       $11,330
10/19/98                     $14,352       $11,290
10/20/98                     $14,167       $11,169
10/21/98                     $14,143       $11,149
10/22/98                     $13,995       $11,048
10/23/98                     $13,900       $10,978
10/26/98                     $14,026       $11,046
10/27/98                     $14,152       $11,123
10/28/98                     $14,053       $11,048
10/29/98                     $14,155       $11,108
10/30/98                     $13,997       $11,002
11/02/98                     $13,786       $10,871
11/03/98                     $13,837       $10,901
11/04/98                     $13,589       $10,718
11/05/98                     $13,578       $10,700
11/06/98                     $13,383       $10,567
11/09/98                     $13,597       $10,708
11/10/98                     $13,611       $10,708
11/11/98                     $13,612       $10,710
11/12/98                     $13,714       $10,772
11/13/98                     $13,681       $10,747
11/16/98                     $13,657       $10,736
11/17/98                     $13,584       $10,688
11/18/98                     $13,760       $10,772
11/19/98                     $13,737       $10,766
11/20/98                     $13,804       $10,811
11/23/98                     $13,718       $10,757
11/24/98                     $13,769       $10,809
11/25/98                     $13,872       $10,867
11/27/98                     $13,927       $10,904
11/30/98                     $14,141       $11,050
12/01/98                     $14,169       $11,088
12/02/98                     $14,233       $11,137
12/03/98                     $14,247       $11,159
12/04/98                     $14,139       $11,104
12/07/98                     $14,115       $11,104
12/08/98                     $14,267       $11,189
12/09/98                     $14,356       $11,245
12/10/98                     $14,358       $11,260
12/11/98                     $14,199       $11,147
12/14/98                     $14,276       $11,199
12/15/98                     $14,152       $11,117
12/16/98                     $14,216       $11,156
12/17/98                     $14,230       $11,166
12/18/98                     $14,209       $11,146
12/21/98                     $14,073       $11,065
12/22/98                     $13,924       $10,964
12/23/98                     $13,749       $10,846
12/24/98                     $13,705       $10,816
12/28/98                     $13,832       $10,900
12/29/98                     $13,946       $10,979
12/30/98                     $13,998       $11,015
12/31/98                     $14,029       $11,035
1/04/99                      $13,880       $10,915
1/05/99                      $13,743       $10,816
1/06/99                      $13,845       $10,878
1/07/99                      $13,708       $10,794
1/08/99                      $13,587       $10,746
1/11/99                      $13,526       $10,704
1/12/99                      $13,666       $10,803
1/13/99                      $13,843       $10,925
1/14/99                      $14,046       $11,020
1/15/99                      $13,939       $10,988
1/19/99                      $13,878       $10,939
1/20/99                      $13,791       $10,885
1/21/99                      $13,881       $10,930
1/22/99                      $14,024       $11,018
1/25/99                      $13,975       $10,981
1/26/99                      $13,939       $10,956
1/27/99                      $13,940       $10,951
1/28/99                      $14,005       $10,988
1/29/99                      $14,047       $11,021
2/01/99                      $13,809       $10,860
2/02/99                      $13,672       $10,769
2/03/99                      $13,635       $10,746
2/04/99                      $13,511       $10,672
2/05/99                      $13,452       $10,618
2/08/99                      $13,416       $10,589
2/09/99                      $13,493       $10,638
2/10/99                      $13,457       $10,609
2/11/99                      $13,459       $10,606
2/12/99                      $13,111       $10,376
2/16/99                      $13,252       $10,463
2/17/99                      $13,342       $10,524
2/18/99                      $13,230       $10,450
2/19/99                      $13,209       $10,428
2/22/99                      $13,286       $10,475
2/23/99                      $13,136       $10,362
2/24/99                      $12,948       $10,239
2/25/99                      $12,748       $10,088
2/26/99                      $12,839       $10,147
3/01/99                      $12,640       $10,003
3/02/99                      $12,730       $10,063
3/03/99                      $12,605        $9,976
3/04/99                      $12,568        $9,961
3/05/99                      $12,738       $10,076
3/08/99                      $12,777       $10,008
3/09/99                      $12,906       $10,192
3/10/99                      $12,869       $10,162
3/11/99                      $12,846       $10,144
3/12/99                      $12,926       $10,194
3/15/99                      $12,991       $10,232
3/16/99                      $13,069       $10,287
3/17/99                      $12,995       $10,239
3/18/99                      $13,022       $10,260
3/19/99                      $12,912       $10,182
3/22/99                      $12,850       $10,139
3/23/99                      $12,877       $10,151
3/24/99                      $12,943       $10,194
3/25/99                      $12,817       $10,111
3/26/99                      $12,797       $10,089
3/29/99                      $12,709       $10,029
3/30/99                      $12,851       $10,121
3/31/99                      $12,764       $10,056
4/01/99                      $12,651        $9,978
4/02/99                      $12,808       $10,093
4/05/99                      $12,835       $10,099
4/06/99                      $13,002       $10,209
4/07/99                      $13,029       $10,229
4/08/99                      $13,196       $10,338
4/09/99                      $13,163       $10,313
4/12/99                      $13,177       $10,318
4/13/99                      $13,064       $10,239
4/14/99                      $13,040       $10,227
4/15/99                      $13,004       $10,202
4/16/99                      $12,907       $10,137
4/19/99                      $12,972       $10,177
4/20/99                      $13,050       $10,232
4/21/99                      $13,052       $10,232
4/22/99                      $12,837       $10,084
4/23/99                      $12,854       $10,093
4/26/99                      $12,920       $10,136
4/27/99                      $12,972       $10,171
4/28/99                      $12,910       $10,121
4/29/99                      $13,026       $10,201
4/30/99                      $12,687        $9,973
5/03/99                      $12,740       $10,003
5/04/99                      $12,627        $9,926
5/05/99                      $12,641        $9,936
5/06/99                      $12,464        $9,815
5/07/99                      $12,431        $9,780
5/10/99                      $12,496        $9,827
5/11/99                      $12,370        $9,740
5/12/99                      $12,410        $9,767
5/13/99                      $12,590        $9,887
5/14/99                      $12,238        $9,647
5/17/99                      $12,265        $9,662
5/18/99                      $12,279        $9,677
5/19/99                      $12,460        $9,804
5/20/99                      $12,423        $9,780
5/21/99                      $12,518        $9,847
5/24/99                      $12,545        $9,860
5/25/99                      $12,559        $9,868
5/26/99                      $12,459        $9,804
5/27/99                      $12,384        $9,747
5/28/99                      $12,403        $9,750
6/01/99                      $12,213        $9,626
6/02/99                      $12,201        $9,616
6/03/99                      $12,190        $9,608
6/04/99                      $12,157        $9,576
6/07/99                      $12,146        $9,568
6/08/99                      $12,096        $9,539
6/09/99                      $12,072        $9,514
6/10/99                      $11,997        $9,461
6/11/99                      $11,822        $9,345
6/14/99                      $11,901        $9,397
6/15/99                      $11,903        $9,390
6/16/99                      $11,956        $9,433
6/17/99                      $12,188        $9,589
6/18/99                      $12,155        $9,568
6/21/99                      $12,028        $9,483
6/22/99                      $11,979        $9,448
6/23/99                      $11,865        $9,363
6/24/99                      $11,790        $9,312
6/25/99                      $11,821        $9,332
6/28/99                      $11,938        $9,402
6/29/99                      $12,004        $9,448
6/30/99                      $12,147        $9,546
7/01/99                      $12,097        $9,513
7/02/99                      $12,117        $9,516
7/06/99                      $12,041        $9,468
7/07/99                      $12,017        $9,443
7/08/99                      $12,135        $9,526
7/09/99                      $12,140        $9,526
7/12/99                      $12,335        $9,661
7/13/99                      $12,350        $9,667
7/14/99                      $12,313        $9,647
7/15/99                      $12,327        $9,654
7/16/99                      $12,384        $9,681
7/19/99                      $12,373        $9,677
7/20/99                      $12,387        $9,686
7/21/99                      $12,363        $9,669
7/22/99                      $12,223        $9,581
7/23/99                      $12,125        $9,505
7/26/99                      $12,101        $9,485
7/27/99                      $12,154        $9,514
7/28/99                      $12,156        $9,521
7/29/99                      $12,041        $9,441
7/30/99                      $11,982        $9,385
8/02/99                      $11,971        $9,375
8/03/99                      $11,895        $9,318
8/04/99                      $11,961        $9,375
8/05/99                      $12,092        $9,461
8/06/99                      $11,891        $9,325
8/09/99                      $11,763        $9,234
8/10/99                      $11,739        $9,211
8/11/99                      $11,792        $9,242
8/12/99                      $11,717        $9,186
8/13/99                      $11,851        $9,272
8/16/99                      $11,853        $9,269
8/17/99                      $11,984        $9,362
8/18/99                      $12,012        $9,406
8/19/99                      $11,974        $9,375
8/20/99                      $12,031        $9,418
8/23/99                      $12,046        $9,437
8/24/99                      $12,113        $9,461
8/25/99                      $12,283        $9,585
8/26/99                      $12,259        $9,562
8/27/99                      $12,082        $9,447
8/30/99                      $11,915        $9,320
8/31/99                      $11,891        $9,312
9/01/99                      $11,867        $9,291
9/02/99                      $11,752        $9,226
9/03/99                      $11,979        $9,377
9/07/99                      $11,864        $9,305
9/08/99                      $11,904        $9,320
9/09/99                      $11,828        $9,279
9/10/99                      $11,963        $9,372
9/13/99                      $11,900        $9,325
9/14/99                      $11,797        $9,262
9/15/99                      $11,825        $9,266
9/16/99                      $11,878        $9,305
9/17/99                      $11,948        $9,337
9/20/99                      $11,898        $9,308
9/21/99                      $11,861        $9,276
9/22/99                      $11,875        $9,288
9/23/99                      $12,033        $9,401
9/24/99                      $12,155        $9,470
9/27/99                      $12,026        $9,382
9/28/99                      $11,937        $9,324
9/29/99                      $11,821        $9,246
9/30/99                      $11,940        $9,330
10/01/99                     $11,775        $9,213
10/04/99                     $11,868        $9,282
10/05/99                     $11,726        $9,184
10/06/99                     $11,728        $9,175
10/07/99                     $11,704        $9,161
10/08/99                     $11,708        $9,159
10/11/99                     $11,710        $9,146
10/12/99                     $11,659        $9,119
10/13/99                     $11,557        $9,045
10/14/99                     $11,480        $8,987
10/15/99                     $11,602        $9,068
10/18/99                     $11,538        $9,031
10/19/99                     $11,462        $8,972
10/20/99                     $11,463        $8,972
10/21/99                     $11,439        $8,954
10/22/99                     $11,457        $8,963
10/25/99                     $11,458        $8,964
10/26/99                     $11,421        $8,937
10/27/99                     $11,514        $8,996
10/28/99                     $11,646        $9,083
10/29/99                     $11,834        $9,207
11/01/99                     $11,770        $9,168
11/02/99                     $11,863        $9,227
11/03/99                     $11,865        $9,227
11/04/99                     $11,945        $9,284
11/05/99                     $12,054        $9,353
11/08/99                     $12,017        $9,327
11/09/99                     $11,992        $9,311
11/10/99                     $11,954        $9,279
11/11/99                     $11,956        $9,282
11/12/99                     $12,092        $9,369
11/15/99                     $12,080        $9,363
11/16/99                     $12,042        $9,330
11/17/99                     $11,900        $9,230
11/18/99                     $11,836        $9,184
11/19/99                     $11,854        $9,194
11/22/99                     $11,803        $9,156
11/23/99                     $11,804        $9,158
11/24/99                     $11,781        $9,142
11/26/99                     $11,734        $9,106
11/29/99                     $11,591        $9,015
11/30/99                     $11,645        $9,047
12/01/99                     $11,620        $9,034
12/02/99                     $11,583        $9,002
12/03/99                     $11,706        $9,076
12/06/99                     $11,733        $9,091
12/07/99                     $11,801        $9,142
12/08/99                     $11,763        $9,110
12/09/99                     $11,791        $9,128
12/10/99                     $11,901        $9,197
12/13/99                     $11,837        $9,152
12/14/99                     $11,641        $9,021
12/15/99                     $11,577        $8,979
12/16/99                     $11,473        $8,918
12/17/99                     $11,491        $8,928
12/20/99                     $11,401        $8,860
12/21/99                     $11,375        $8,847
12/22/99                     $11,364        $8,836
12/23/99                     $11,357        $8,826
12/27/99                     $11,385        $8,840
12/28/99                     $11,347        $8,816
12/29/99                     $11,402        $8,852
12/30/99                     $11,429        $8,873
12/31/99                     $11,355        $8,811
1/03/00                      $11,146        $8,670
1/04/00                      $11,266        $8,751
1/05/00                      $11,109        $8,635
1/06/00                      $11,203        $8,699
1/07/00                      $11,287        $8,748
1/10/00                      $11,197        $8,677
1/11/00                      $11,053        $8,583
1/12/00                      $11,002        $8,548
1/13/00                      $11,122        $8,623
1/18/00                      $10,952        $8,508
1/19/00                      $11,020        $8,548
1/20/00                      $10,995        $8,534
1/21/00                      $11,040        $8,554
1/24/00                      $11,134        $8,625
1/25/00                      $11,149        $8,626
1/26/00                      $11,256        $8,691
1/27/00                      $11,364        $8,764
1/28/00                      $11,501        $8,849
1/31/00                      $11,423        $8,808
2/01/00                      $11,517        $8,868
2/02/00                      $11,704        $9,011
2/03/00                      $11,971        $9,210
2/04/00                      $11,843        $9,106
2/07/00                      $11,672        $8,982
2/08/00                      $11,899        $9,138
2/09/00                      $11,729        $9,016
2/10/00                      $11,518        $8,865
2/11/00                      $11,589        $8,899
2/14/00                      $11,710        $8,985
2/15/00                      $11,646        $8,938
2/16/00                      $11,634        $8,915
2/17/00                      $11,715        $8,973
2/18/00                      $11,841        $9,046
2/22/00                      $12,002        $9,157
2/23/00                      $11,898        $9,074
2/24/00                      $11,926        $9,088
2/25/00                      $11,851        $9,036
2/28/00                      $11,773        $8,996
2/29/00                      $11,881        $9,071
3/01/00                      $11,856        $9,054
3/02/00                      $11,871        $9,063
3/03/00                      $11,930        $9,090
3/06/00                      $11,878        $9,054
3/07/00                      $11,866        $9,050
3/08/00                      $11,841        $9,036
3/09/00                      $11,870        $9,046
3/10/00                      $11,808        $9,018
3/13/00                      $11,836        $9,036
3/14/00                      $11,958        $9,116
3/15/00                      $12,026        $9,155
3/16/00                      $12,081        $9,185
3/17/00                      $12,152        $9,233
3/20/00                      $12,194        $9,266
3/21/00                      $12,222        $9,286
3/22/00                      $12,210        $9,278
3/23/00                      $12,319        $9,350
3/24/00                      $12,177        $9,258
3/27/00                      $12,178        $9,258
3/28/00                      $12,180        $9,252
3/29/00                      $12,182        $9,259
3/30/00                      $12,383        $9,398
3/31/00                      $12,468        $9,448
4/03/00                      $12,510        $9,473
4/04/00                      $12,645        $9,557
4/05/00                      $12,566        $9,504
4/06/00                      $12,581        $9,509
4/07/00                      $12,759        $9,631
4/10/00                      $12,787        $9,652
4/11/00                      $12,615        $9,543
4/12/00                      $12,483        $9,448
4/13/00                      $12,551        $9,493
4/14/00                      $12,596        $9,512
4/17/00                      $12,357        $9,353
4/18/00                      $12,358        $9,350
4/19/00                      $12,507        $9,448
4/24/00                      $12,455        $9,414
4/25/00                      $12,323        $9,318
4/26/00                      $12,297        $9,308
4/27/00                      $12,219        $9,258
4/28/00                      $12,263        $9,280
5/01/00                      $12,238        $9,266
5/02/00                      $12,146        $9,205
5/03/00                      $11,987        $9,104
5/04/00                      $11,854        $9,015
5/05/00                      $11,832        $9,000
5/08/00                      $11,726        $8,931
5/09/00                      $11,808        $8,983
5/10/00                      $11,890        $9,030
5/11/00                      $11,919        $9,049
5/12/00                      $11,816        $8,990
5/15/00                      $11,898        $9,032
5/16/00                      $11,980        $9,097
5/17/00                      $11,874        $9,022
5/18/00                      $11,741        $8,940
5/19/00                      $11,786        $8,966
5/22/00                      $11,895        $9,026
5/23/00                      $11,897        $9,035
5/24/00                      $11,858        $9,005
5/25/00                      $12,034        $9,124
5/26/00                      $12,121        $9,171
5/30/00                      $12,056        $9,132
5/31/00                      $12,192        $9,215
6/01/00                      $12,314        $9,301
6/02/00                      $12,359        $9,325
6/05/00                      $12,415        $9,361
6/06/00                      $12,403        $9,356
6/07/00                      $12,458        $9,388
6/08/00                      $12,486        $9,402
6/09/00                      $12,464        $9,379
6/12/00                      $12,493        $9,403
6/13/00                      $12,346        $9,303
6/14/00                      $12,442        $9,361
6/15/00                      $12,417        $9,339
6/16/00                      $12,502        $9,403
6/19/00                      $12,477        $9,382
6/20/00                      $12,465        $9,375
6/21/00                      $12,345        $9,289
6/22/00                      $12,306        $9,265
6/23/00                      $12,216        $9,199
6/26/00                      $12,299        $9,255
6/27/00                      $12,395        $9,317
6/28/00                      $12,329        $9,279
6/29/00                      $12,519        $9,398
6/30/00                      $12,470        $9,365
7/03/00                      $12,541        $9,405
7/05/00                      $12,569        $9,425
7/06/00                      $12,476        $9,365
7/07/00                      $12,562        $9,423
7/10/00                      $12,536        $9,396
7/11/00                      $12,524        $9,385
7/12/00                      $12,526        $9,392
7/13/00                      $12,676        $9,484
7/14/00                      $12,545        $9,400
7/17/00                      $12,452        $9,339
7/18/00                      $12,467        $9,350
7/19/00                      $12,469        $9,361
7/20/00                      $12,700        $9,498
7/21/00                      $12,732        $9,512
7/24/00                      $12,693        $9,495
7/25/00                      $12,708        $9,498
7/26/00                      $12,683        $9,481
7/27/00                      $12,779        $9,540
7/28/00                      $12,770        $9,534
7/31/00                      $12,731        $9,512
8/01/00                      $12,827        $9,573
8/02/00                      $12,802        $9,550
8/03/00                      $12,857        $9,582
8/04/00                      $12,903        $9,611
8/07/00                      $12,836        $9,566
8/08/00                      $12,879        $9,582
8/09/00                      $12,894        $9,596
8/10/00                      $12,990        $9,666
8/11/00                      $12,927        $9,624
8/14/00                      $12,942        $9,624
8/15/00                      $12,930        $9,611
8/16/00                      $12,891        $9,590
8/17/00                      $12,933        $9,618
8/18/00                      $12,992        $9,645
8/21/00                      $12,953        $9,621
8/22/00                      $12,968        $9,632
8/23/00                      $13,024        $9,664
8/24/00                      $13,053        $9,682
8/25/00                      $13,058        $9,687
8/28/00                      $12,937        $9,606
8/29/00                      $12,870        $9,561
8/30/00                      $12,913        $9,582
8/31/00                      $13,037        $9,666
9/01/00                      $13,070        $9,677
9/05/00                      $13,085        $9,685
9/06/00                      $13,005        $9,635
9/07/00                      $12,966        $9,610
9/08/00                      $13,011        $9,639
9/11/00                      $12,958        $9,601
9/12/00                      $12,905        $9,562
9/13/00                      $12,948        $9,585
9/14/00                      $12,786        $9,484
9/15/00                      $12,613        $9,364
9/18/00                      $12,520        $9,291
9/19/00                      $12,589        $9,347
9/20/00                      $12,496        $9,285
9/21/00                      $12,579        $9,335
9/22/00                      $12,611        $9,353
9/25/00                      $12,640        $9,371
9/26/00                      $12,709        $9,416
9/27/00                      $12,629        $9,358
9/28/00                      $12,685        $9,393
9/29/00                      $12,690        $9,389
10/02/00                     $12,596        $9,338
10/03/00                     $12,556        $9,305
10/04/00                     $12,558        $9,305
10/05/00                     $12,655        $9,374
10/06/00                     $12,770        $9,448
10/09/00                     $12,770        $9,448
10/10/00                     $12,799        $9,460
10/11/00                     $12,801        $9,459
10/12/00                     $12,843        $9,479
10/13/00                     $12,862        $9,488
10/16/00                     $12,836        $9,473
10/17/00                     $12,960        $9,548
10/18/00                     $12,935        $9,534
10/19/00                     $12,977        $9,554
10/20/00                     $13,050        $9,599
10/23/00                     $13,134        $9,654
10/24/00                     $13,080        $9,621
10/25/00                     $13,000        $9,572
10/26/00                     $13,029        $9,585
10/27/00                     $13,020        $9,579
10/30/00                     $13,007        $9,573
10/31/00                     $12,913        $9,513
11/01/00                     $12,928        $9,526
11/02/00                     $12,930        $9,515
11/03/00                     $12,770        $9,417
11/06/00                     $12,717        $9,375
11/07/00                     $12,731        $9,382
11/08/00                     $12,759        $9,396
11/09/00                     $12,802        $9,425
11/10/00                     $12,766        $9,400
11/13/00                     $12,849        $9,445
11/14/00                     $12,906        $9,484
11/15/00                     $13,003        $9,541
11/16/00                     $13,060        $9,575
11/17/00                     $12,996        $9,530
11/20/00                     $13,025        $9,554
11/21/00                     $13,068        $9,580
11/23/00                     $13,263        $9,695
11/24/00                     $13,213        $9,666
11/27/00                     $13,160        $9,627
11/28/00                     $13,216        $9,663
11/29/00                     $13,273        $9,696
11/30/00                     $13,384        $9,766
12/01/00                     $13,307        $9,714
12/04/00                     $13,253        $9,673
12/05/00                     $13,420        $9,779
12/06/00                     $13,573        $9,869
12/07/00                     $13,615        $9,903
12/08/00                     $13,524        $9,836
12/11/00                     $13,525        $9,843
12/12/00                     $13,554        $9,862
12/13/00                     $13,680        $9,934
12/14/00                     $13,764        $9,987
12/15/00                     $13,810       $10,016
12/18/00                     $13,784        $9,994
12/19/00                     $13,730        $9,960
12/20/00                     $13,828       $10,012
12/21/00                     $13,871       $10,037
12/26/00                     $13,914       $10,062
12/26/00                     $13,916       $10,023
12/22/00                     $13,917       $10,062
12/26/00                     $13,864       $10,062
12/26/00                     $13,865       $10,023
12/27/00                     $13,784        $9,978
12/28/00                     $13,785        $9,984
12/29/00                     $13,764        $9,964
1/02/01                      $14,014       $10,112
1/03/01                      $13,725        $9,939
1/04/01                      $13,810        $9,987
1/05/01                      $13,897       $10,031
1/08/01                      $13,899       $10,029
1/09/01                      $13,859       $10,009
1/10/01                      $13,722        $9,922
1/11/01                      $13,558        $9,822
1/12/01                      $13,426        $9,733
1/16/01                      $13,469        $9,762
1/17/01                      $13,651        $9,879
1/18/01                      $13,776        $9,948
1/19/01                      $13,588        $9,828
1/22/01                      $13,465        $9,752
1/23/01                      $13,370        $9,694
1/24/01                      $13,357        $9,678
1/25/01                      $13,442        $9,733
1/26/01                      $13,419        $9,713
1/29/01                      $13,324        $9,645
1/30/01                      $13,547        $9,791
1/31/01                      $13,645        $9,853
2/01/01                      $13,854        $9,980
2/02/01                      $13,720        $9,896
2/05/01                      $13,763        $9,921
2/06/01                      $13,710        $9,885
2/07/01                      $13,684        $9,869
2/08/01                      $13,671        $9,858
2/09/01                      $13,801        $9,929
2/12/01                      $13,690        $9,878
2/13/01                      $13,650        $9,872
2/14/01                      $13,624        $9,828
2/15/01                      $13,473        $9,785
2/16/01                      $13,583        $9,831
2/20/01                      $13,585        $9,838
2/21/01                      $13,503        $9,776
2/22/01                      $13,450        $9,732
2/23/01                      $13,551        $9,797
2/26/01                      $13,636        $9,844
2/27/01                      $13,873        $9,984
2/28/01                      $13,875       $10,003
3/01/01                      $14,001       $10,080
3/02/01                      $13,812        $9,968
3/05/01                      $13,827        $9,970
3/06/01                      $13,787        $9,950
3/07/01                      $13,928       $10,038
3/08/01                      $13,985       $10,071
3/09/01                      $13,935       $10,037
3/12/01                      $13,992       $10,058
3/13/01                      $13,896       $10,006
3/14/01                      $14,051       $10,102
3/15/01                      $14,053       $10,093
3/16/01                      $14,085       $10,111
3/19/01                      $14,031       $10,080
3/20/01                      $14,089       $10,111
3/21/01                      $14,063       $10,091
3/22/01                      $14,120       $10,125
3/23/01                      $14,000       $10,049
3/26/01                      $13,876        $9,967
3/27/01                      $13,642        $9,819
3/28/01                      $13,643        $9,816
3/29/01                      $13,589        $9,788
3/30/01                      $13,678        $9,839

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 3-31-01

--------------------------------------------------------------------------------------------------
                                                                ONE        FIVE         SINCE
                                                                YEAR       YEAR       INCEPTION
--------------------------------------------------------------------------------------------------
U.S. Government Bond Fund (1-3-94)                              9.81%      6.53%              4.46%
Price movement of 30-year Treasury Bond                         4.14%      1.12%             -0.22%
--------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE PRICE MOVEMENT OF THE 30-YEAR TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

JUNO FUND

OBJECTIVE: TO PROVIDE INVESTMENT RETURNS THAT CORRESPOND TO THE INVERSE (OPPOSITE) OF THE DAILY PERFORMANCE OF THE CURRENT 30-YEAR U.S. TREASURY BOND.

INCEPTION: MARCH 3, 1995

To achieve its objective, the Juno Fund establishes short positions in U.S. Treasury Bond futures contracts and purchases put options on U.S. Treasury Bond futures contracts traded on the Chicago Board of Trade. The Juno Fund posted a 5.22% loss for the fiscal year as a result of its short position as compared to the 4.14% return for the 30-Year Treasury Bond. The Treasury bond futures will typically have a high correlation to the 30-Year Treasury Bond. The Fund's return over the year differed from its benchmark due to the mathematical effects of negative compounding.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          RYDEX JUNO FUND  30 YEAR BOND
3/03/95           $10,000       $10,000
3/06/95           $10,030        $9,941
3/07/95           $10,070        $9,901
3/08/95           $10,000       $10,000
3/09/95            $9,950       $10,031
3/10/95            $9,890       $10,090
3/13/95            $9,880       $10,096
3/14/95            $9,760       $10,210
3/15/95            $9,770       $10,207
3/16/95            $9,760       $10,204
3/17/95            $9,800       $10,204
3/20/95            $9,830       $10,173
3/21/95            $9,880       $10,111
3/22/95            $9,890       $10,111
3/23/95            $9,910       $10,111
3/24/95            $9,800       $10,210
3/27/95            $9,750       $10,266
3/28/95            $9,840       $10,173
3/29/95            $9,810       $10,195
3/30/95            $9,850       $10,152
3/31/95            $9,850       $10,124
4/03/95            $9,790       $10,173
4/04/95            $9,790       $10,198
4/05/95            $9,790       $10,207
4/06/95            $9,770       $10,229
4/07/95            $9,820       $10,167
4/10/95            $9,810       $10,173
4/11/95            $9,790       $10,198
4/12/95            $9,780       $10,220
4/13/95            $9,750       $10,245
4/17/95            $9,810       $10,195
4/18/95            $9,810       $10,170
4/19/95            $9,780       $10,210
4/20/95            $9,760       $10,241
4/21/95            $9,740       $10,245
4/24/95            $9,720       $10,282
4/25/95            $9,730       $10,260
4/26/95            $9,720       $10,263
4/27/95            $9,740       $10,251
4/28/95            $9,750       $10,245
5/01/95            $9,760       $10,235
5/02/95            $9,740       $10,272
5/03/95            $9,660       $10,362
5/04/95            $9,560       $10,464
5/05/95            $9,420       $10,650
5/08/95            $9,440       $10,628
5/09/95            $9,370       $10,737
5/10/95            $9,410       $10,737
5/11/95            $9,420       $10,681
5/12/95            $9,420       $10,675
5/15/95            $9,380       $10,740
5/16/95            $9,300       $10,848
5/17/95            $9,300       $10,851
5/18/95            $9,340       $10,826
5/19/95            $9,340       $10,768
5/22/95            $9,350       $10,780
5/23/95            $9,310       $10,845
5/24/95            $9,200       $11,015
5/25/95            $9,180       $11,043
5/26/95            $9,200       $10,997
5/30/95            $9,130       $11,123
5/31/95            $9,120       $11,136
6/01/95            $9,060       $11,201
6/02/95            $8,990       $11,306
6/05/95            $8,980       $11,328
6/06/95            $8,980       $11,340
6/07/95            $8,990       $11,269
6/08/95            $9,030       $11,216
6/09/95            $9,170       $11,037
6/12/95            $9,160       $11,071
6/13/95            $9,010       $11,288
6/14/95            $9,030       $11,250
6/15/95            $9,060       $11,201
6/16/95            $9,080       $11,139
6/19/95            $9,010       $11,260
6/20/95            $9,020       $11,250
6/21/95            $9,000       $11,297
6/22/95            $8,900       $11,393
6/23/95            $8,950       $11,356
6/26/95            $8,990       $11,291
6/27/95            $9,010       $11,275
6/28/95            $8,970       $11,337
6/29/95            $9,120       $11,161
6/30/95            $9,080       $11,182
7/03/95            $9,080       $11,164
7/05/95            $9,050       $11,210
7/06/95            $8,930       $11,356
7/07/95            $8,940       $11,315
7/10/95            $8,930       $11,337
7/11/95            $8,990       $11,232
7/12/95            $8,970       $11,294
7/13/95            $8,970       $11,275
7/14/95            $9,020       $11,210
7/17/95            $9,100       $11,117
7/18/95            $9,150       $10,975
7/19/95            $9,300       $10,842
7/20/95            $9,280       $10,848
7/21/95            $9,380       $10,712
7/24/95            $9,300       $10,839
7/25/95            $9,250       $10,904
7/26/95            $9,300       $10,820
7/27/95            $9,250       $10,888
7/28/95            $9,320       $10,795
7/31/95            $9,270       $10,879
8/01/95            $9,340       $10,795
8/02/95            $9,270       $10,860
8/03/95            $9,340       $10,761
8/04/95            $9,310       $10,783
8/07/95            $9,300       $10,814
8/08/95            $9,290       $10,817
8/09/95            $9,320       $10,777
8/10/95            $9,370       $10,730
8/11/95            $9,460       $10,606
8/14/95            $9,440       $10,640
8/15/95            $9,400       $10,717
8/16/95            $9,370       $10,731
8/17/95            $9,380       $10,710
8/18/95            $9,390       $10,710
8/21/95            $9,350       $10,747
8/22/95            $9,380       $10,724
8/23/95            $9,410       $10,694
8/24/95            $9,320       $10,828
8/25/95            $9,190       $10,979
8/28/95            $9,190       $10,982
8/29/95            $9,200       $10,972
8/30/95            $9,180       $10,989
8/31/95            $9,130       $11,056
9/01/95            $9,100       $11,113
9/05/95            $9,050       $11,174
9/06/95            $9,060       $11,144
9/07/95            $9,090       $11,130
9/08/95            $9,100       $11,147
9/11/95            $9,100       $11,137
9/12/95            $9,030       $11,265
9/13/95            $9,060       $11,244
9/14/95            $8,980       $11,328
9/15/95            $9,000       $11,305
9/18/95            $9,070       $11,221
9/19/95            $9,030       $11,288
9/20/95            $8,990       $11,315
9/21/95            $9,100       $11,187
9/22/95            $9,130       $11,147
9/25/95            $9,130       $11,154
9/26/95            $9,140       $11,167
9/27/95            $9,140       $11,157
9/28/95            $9,140       $11,147
9/29/95            $9,020       $11,261
10/02/95           $9,030       $11,315
10/03/95           $8,990       $11,342
10/04/95           $8,960       $11,369
10/05/95           $8,950       $11,385
10/06/95           $8,930       $11,392
10/10/95           $8,930       $11,359
10/11/95           $8,930       $11,365
10/12/95           $8,900       $11,436
10/13/95           $8,790       $11,560
10/16/95           $8,830       $11,560
10/17/95           $8,820       $11,597
10/18/95           $8,840       $11,526
10/19/95           $8,820       $11,557
10/20/95           $8,870       $11,479
10/23/95           $8,890       $11,429
10/24/95           $8,830       $11,537
10/25/95           $8,830       $11,543
10/26/95           $8,900       $11,422
10/27/95           $8,860       $11,483
10/30/95           $8,870       $11,490
10/31/95           $8,840       $11,523
11/01/95           $8,810       $11,577
11/02/95           $8,770       $11,654
11/03/95           $8,790       $11,600
11/06/95           $8,800       $11,577
11/07/95           $8,830       $11,557
11/08/95           $8,770       $11,644
11/09/95           $8,810       $11,594
11/10/95           $8,850       $11,513
11/13/95           $8,810       $11,600
11/14/95           $8,830       $11,587
11/15/95           $8,850       $11,580
11/16/95           $8,800       $11,684
11/17/95           $8,790       $11,674
11/20/95           $8,810       $11,651
11/21/95           $8,840       $11,614
11/22/95           $8,840       $11,604
11/24/95           $8,810       $11,644
11/27/95           $8,780       $11,684
11/28/95           $8,790       $11,674
11/29/95           $8,760       $11,728
11/30/95           $8,700       $11,832
12/01/95           $8,660       $11,906
12/04/95           $8,580       $11,997
12/05/95           $8,610       $11,977
12/06/95           $8,600       $11,987
12/07/95           $8,640       $11,919
12/08/95           $8,630       $11,956
12/11/95           $8,620       $11,970
12/12/95           $8,630       $11,960
12/13/95           $8,650       $11,909
12/14/95           $8,650       $11,906
12/15/95           $8,660       $11,882
12/18/95           $8,770       $11,725
12/19/95           $8,690       $11,862
12/20/95           $8,700       $11,835
12/21/95           $8,690       $11,893
12/22/95           $8,650       $11,940
12/26/95           $8,630       $11,977
12/27/95           $8,600       $12,030
12/28/95           $8,570       $12,067
12/29/95           $8,550       $12,128
1/02/96            $8,560       $12,094
1/03/96            $8,550       $12,111
1/04/96            $8,610       $11,990
1/05/96            $8,640       $11,966
1/08/96            $8,640       $11,960
1/09/96            $8,650       $11,970
1/10/96            $8,750       $11,745
1/11/96            $8,740       $11,805
1/12/96            $8,740       $11,782
1/16/96            $8,660       $11,950
1/17/96            $8,580       $12,017
1/18/96            $8,570       $12,064
1/19/96            $8,540       $12,077
1/22/96            $8,610       $11,966
1/23/96            $8,640       $11,882
1/24/96            $8,580       $11,977
1/25/96            $8,680       $11,856
1/26/96            $8,610       $11,970
1/29/96            $8,660       $11,889
1/30/96            $8,600       $11,980
1/31/96            $8,580       $11,993
2/01/96            $8,620       $11,919
2/02/96            $8,690       $11,778
2/05/96            $8,680       $11,792
2/06/96            $8,670       $11,829
2/07/96            $8,680       $11,792
2/08/96            $8,680       $11,802
2/09/96            $8,680       $11,791
2/12/96            $8,610       $11,900
2/13/96            $8,610       $11,907
2/14/96            $8,640       $11,806
2/15/96            $8,720       $11,683
2/16/96            $8,790       $11,593
2/20/96            $8,950       $11,328
2/21/96            $8,950       $11,361
2/22/96            $8,920       $11,410
2/23/96            $9,000       $11,309
2/26/96            $9,020       $11,238
2/27/96            $9,040       $11,212
2/28/96            $9,070       $11,204
2/29/96            $9,060       $11,216
3/01/96            $8,960       $11,365
3/04/96            $8,920       $11,354
3/05/96            $8,970       $11,346
3/06/96            $9,020       $11,253
3/07/96            $9,040       $11,227
3/08/96            $9,280       $10,831
3/11/96            $9,210       $10,980
3/12/96            $9,250       $10,943
3/13/96            $9,280       $10,913
3/14/96            $9,280       $10,902
3/15/96            $9,360       $10,831
3/18/96            $9,320       $10,853
3/19/96            $9,320       $10,868
3/20/96            $9,260       $10,958
3/21/96            $9,240       $11,010
3/22/96            $9,260       $10,954
3/25/96            $9,180       $11,070
3/26/96            $9,190       $11,040
3/27/96            $9,310       $10,902
3/28/96            $9,360       $10,834
3/29/96            $9,300       $10,932
4/01/96            $9,270       $10,950
4/02/96            $9,230       $11,006
4/03/96            $9,250       $10,976
4/04/96            $9,290       $10,935
4/05/96            $9,480       $10,685
4/08/96            $9,520       $10,621
4/09/96            $9,470       $10,681
4/10/96            $9,550       $10,580
4/11/96            $9,590       $10,554
4/12/96            $9,440       $10,733
4/15/96            $9,400       $10,767
4/16/96            $9,400       $10,771
4/17/96            $9,440       $10,737
4/18/96            $9,480       $10,692
4/19/96            $9,440       $10,756
4/22/96            $9,390       $10,819
4/23/96            $9,410       $10,771
4/24/96            $9,460       $10,719
4/25/96            $9,440       $10,720
4/26/96            $9,410       $10,763
4/29/96            $9,450       $10,696
4/30/96            $9,510       $10,629
5/01/96            $9,520       $10,591
5/02/96            $9,670       $10,412
5/03/96            $9,740       $10,315
5/06/96            $9,700       $10,377
5/07/96            $9,720       $10,360
5/08/96            $9,630       $10,474
5/09/96            $9,660       $10,444
5/10/96            $9,560       $10,563
5/13/96            $9,550       $10,599
5/14/96            $9,500       $10,670
5/15/96            $9,490       $10,681
5/16/96            $9,550       $10,603
5/17/96            $9,490       $10,692
5/20/96            $9,480       $10,722
5/21/96            $9,490       $10,674
5/22/96            $9,440       $10,722
5/23/96            $9,510       $10,638
5/24/96            $9,460       $10,689
5/28/96            $9,480       $10,670
5/29/96            $9,570       $10,545
5/30/96            $9,550       $10,578
5/31/96            $9,630       $10,461
6/03/96            $9,650       $10,455
6/04/96            $9,640       $10,472
6/05/96            $9,580       $10,534
6/06/96            $9,530       $10,606
6/07/96            $9,690       $10,399
6/10/96            $9,730       $10,352
6/11/96            $9,750       $10,294
6/12/96            $9,790       $10,244
6/13/96            $9,760       $10,266
6/14/96            $9,710       $10,347
6/17/96            $9,660       $10,390
6/18/96            $9,690       $10,349
6/19/96            $9,710       $10,328
6/20/96            $9,710       $10,322
6/21/96            $9,690       $10,334
6/24/96            $9,680       $10,362
6/25/96            $9,640       $10,401
6/26/96            $9,630       $10,408
6/27/96            $9,570       $10,492
6/28/96            $9,470       $10,603
7/01/96            $9,470       $10,599
7/02/96            $9,510       $10,543
7/03/96            $9,500       $10,556
7/05/96            $9,750       $10,225
7/08/96            $9,750       $10,225
7/09/96            $9,700       $10,279
7/10/96            $9,650       $10,349
7/11/96            $9,630       $10,378
7/12/96            $9,580       $10,453
7/15/96            $9,630       $10,382
7/16/96            $9,570       $10,459
7/17/96            $9,580       $10,449
7/18/96            $9,460       $10,591
7/19/96            $9,520       $10,506
7/22/96            $9,570       $10,455
7/23/96            $9,520       $10,511
7/24/96            $9,600       $10,408
7/25/96            $9,580       $10,444
7/26/96            $9,570       $10,457
7/29/96            $9,640       $10,354
7/30/96            $9,580       $10,416
7/31/96            $9,520       $10,511
8/01/96            $9,390       $10,700
8/02/96            $9,290       $10,838
8/05/96            $9,300       $10,816
8/06/96            $9,310       $10,793
8/07/96            $9,320       $10,780
8/08/96            $9,340       $10,747
8/09/96            $9,270       $10,846
8/12/96            $9,280       $10,849
8/13/96            $9,370       $10,719
8/14/96            $9,360       $10,722
8/15/96            $9,390       $10,685
8/16/96            $9,340       $10,749
8/19/96            $9,380       $10,705
8/20/96            $9,380       $10,695
8/21/96            $9,400       $10,658
8/22/96            $9,410       $10,650
8/23/96            $9,500       $10,534
8/26/96            $9,580       $10,436
8/27/96            $9,550       $10,476
8/28/96            $9,570       $10,456
8/29/96            $9,620       $10,372
8/30/96            $9,700       $10,274
9/03/96            $9,650       $10,349
9/04/96            $9,680       $10,298
9/05/96            $9,740       $10,244
9/06/96            $9,710       $10,288
9/09/96            $9,670       $10,332
9/10/96            $9,720       $10,269
9/11/96            $9,710       $10,283
9/12/96            $9,660       $10,337
9/13/96            $9,530       $10,497
9/16/96            $9,530       $10,510
9/17/96            $9,590       $10,439
9/18/96            $9,600       $10,402
9/19/96            $9,630       $10,359
9/20/96            $9,630       $10,379
9/23/96            $9,600       $10,404
9/24/96            $9,550       $10,466
9/25/96            $9,500       $10,525
9/26/96            $9,450       $10,592
9/27/96            $9,480       $10,561
9/30/96            $9,500       $10,527
10/01/96           $9,440       $10,603
10/02/96           $9,410       $10,635
10/03/96           $9,410       $10,638
10/04/96           $9,290       $10,789
10/07/96           $9,340       $10,727
10/08/96           $9,340       $10,705
10/09/96           $9,390       $10,658
10/10/96           $9,440       $10,591
10/11/96           $9,390       $10,638
10/14/96           $9,390       $10,638
10/15/96           $9,400       $10,631
10/16/96           $9,420       $10,619
10/17/96           $9,350       $10,699
10/18/96           $9,340       $10,715
10/21/96           $9,350       $10,687
10/22/96           $9,390       $10,630
10/23/96           $9,370       $10,650
10/24/96           $9,400       $10,624
10/25/96           $9,360       $10,680
10/28/96           $9,370       $10,658
10/29/96           $9,230       $10,848
10/30/96           $9,230       $10,847
10/31/96           $9,200       $10,894
11/01/96           $9,220       $10,870
11/04/96           $9,200       $10,894
11/05/96           $9,140       $10,976
11/06/96           $9,150       $10,964
11/07/96           $9,100       $11,049
11/08/96           $9,120       $11,023
11/12/96           $9,050       $11,116
11/13/96           $9,070       $11,096
11/13/96           $9,070       $11,096
11/14/96           $9,030       $11,134
11/15/96           $9,060       $11,089
11/18/96           $9,060       $11,082
11/19/96           $9,030       $11,117
11/20/96           $9,000       $11,170
11/21/96           $9,010       $11,150
11/22/96           $9,030       $11,120
11/25/96           $9,020       $11,151
11/26/96           $9,030       $11,131
11/27/96           $9,030       $11,101
11/29/96           $8,970       $11,224
12/02/96           $8,960       $11,225
12/03/96           $8,960       $11,241
12/04/96           $9,013       $11,177
12/05/96           $9,103       $11,031
12/06/96           $9,134       $11,007
12/09/96           $9,083       $11,051
12/10/96           $9,083       $11,044
12/11/96           $9,204       $10,876
12/12/96           $9,244       $10,824
12/13/96           $9,184       $10,920
12/16/96           $9,224       $10,838
12/17/96           $9,244       $10,805
12/18/96           $9,284       $10,755
12/19/96           $9,194       $10,882
12/20/96           $9,174       $10,896
12/23/96           $9,174       $10,922
12/24/96           $9,174       $10,907
12/26/96           $9,174       $10,896
12/27/96           $9,134       $10,975
12/30/96           $9,134       $10,979
12/31/96           $9,234       $10,817
1/02/97            $9,345       $10,674
1/03/97            $9,335       $10,686
1/06/97            $9,355       $10,645
1/07/97            $9,395       $10,590
1/08/97            $9,405       $10,583
1/09/97            $9,345       $10,653
1/10/97            $9,435       $10,528
1/13/97            $9,435       $10,531
1/14/97            $9,345       $10,652
1/15/97            $9,365       $10,614
1/16/97            $9,405       $10,548
1/17/97            $9,395       $10,565
1/20/97            $9,395       $10,565
1/21/97            $9,345       $10,622
1/22/97            $9,385       $10,583
1/23/97            $9,405       $10,538
1/24/97            $9,455       $10,476
1/27/97            $9,495       $10,414
1/28/97            $9,475       $10,460
1/29/97            $9,465       $10,476
1/30/97            $9,435       $10,502
1/31/97            $9,365       $10,612
2/03/97            $9,304       $10,696
2/04/97            $9,294       $10,720
2/05/97            $9,314       $10,672
2/06/97            $9,324       $10,655
2/07/97            $9,284       $10,738
2/10/97            $9,284       $10,720
2/11/97            $9,284       $10,731
2/12/97            $9,284       $10,726
2/13/97            $9,214       $10,845
2/14/97            $9,164       $10,882
2/18/97            $9,174       $10,876
2/19/97            $9,194       $10,830
2/20/97            $9,244       $10,751
2/21/97            $9,254       $10,738
2/24/97            $9,284       $10,706
2/25/97            $9,284       $10,718
2/26/97            $9,425       $10,523
2/27/97            $9,435       $10,503
2/28/97            $9,425       $10,516
3/03/97            $9,455       $10,474
3/04/97            $9,485       $10,437
3/05/97            $9,475       $10,462
3/06/97            $9,505       $10,398
3/07/97            $9,465       $10,477
3/10/97            $9,455       $10,476
3/11/97            $9,475       $10,456
3/12/97            $9,505       $10,415
3/13/97            $9,606       $10,291
3/14/97            $9,576       $10,318
3/17/97            $9,586       $10,308
3/18/97            $9,596       $10,308
3/19/97            $9,616       $10,262
3/20/97            $9,596       $10,301
3/21/97            $9,596       $10,308
3/24/97            $9,566       $10,330
3/25/97            $9,596       $10,298
3/26/97            $9,616       $10,257
3/27/97            $9,716       $10,156
3/31/97            $9,736       $10,126
4/01/97            $9,716       $10,141
4/02/97            $9,706       $10,145
4/03/97            $9,706       $10,163
4/04/97            $9,767       $10,072
4/07/97            $9,706       $10,156
4/08/97            $9,726       $10,109
4/09/97            $9,736       $10,106
4/10/97            $9,736       $10,109
4/11/97            $9,807       $10,046
4/14/97            $9,797       $10,037
4/15/97            $9,706       $10,141
4/16/97            $9,726       $10,128
4/17/97            $9,696       $10,170
4/18/97            $9,676       $10,180
4/21/97            $9,706       $10,130
4/22/97            $9,666       $10,193
4/23/97            $9,706       $10,140
4/24/97            $9,746       $10,089
4/25/97            $9,767       $10,066
4/28/97            $9,736       $10,103
4/29/97            $9,596       $10,271
4/30/97            $9,566       $10,313
5/01/97            $9,535       $10,355
5/02/97            $9,515       $10,378
5/05/97            $9,505       $10,393
5/06/97            $9,505       $10,395
5/07/97            $9,566       $10,319
5/08/97            $9,525       $10,368
5/09/97            $9,495       $10,407
5/12/97            $9,485       $10,427
5/13/97            $9,525       $10,348
5/14/97            $9,505       $10,393
5/15/97            $9,485       $10,424
5/16/97            $9,515       $10,368
5/19/97            $9,525       $10,358
5/20/97            $9,525       $10,350
5/21/97            $9,576       $10,304
5/22/97            $9,606       $10,271
5/23/97            $9,596       $10,271
5/27/97            $9,636       $10,207
5/28/97            $9,636       $10,220
5/29/97            $9,586       $10,279
5/30/97            $9,525       $10,361
6/02/97            $9,515       $10,385
6/03/97            $9,485       $10,415
6/04/97            $9,485       $10,412
6/05/97            $9,495       $10,403
6/06/97            $9,385       $10,546
6/09/97            $9,445       $10,474
6/10/97            $9,455       $10,464
6/11/97            $9,445       $10,484
6/12/97            $9,375       $10,566
6/13/97            $9,345       $10,625
6/16/97            $9,324       $10,650
6/17/97            $9,335       $10,627
6/18/97            $9,314       $10,666
6/19/97            $9,314       $10,682
6/20/97            $9,284       $10,714
6/23/97            $9,314       $10,666
6/24/97            $9,314       $10,659
6/25/97            $9,355       $10,573
6/26/97            $9,405       $10,540
6/27/97            $9,365       $10,593
6/30/97            $9,415       $10,519
7/01/97            $9,365       $10,597
7/02/97            $9,324       $10,637
7/03/97            $9,234       $10,755
7/07/97            $9,194       $10,824
7/08/97            $9,194       $10,810
7/09/97            $9,174       $10,861
7/10/97            $9,184       $10,840
7/11/97            $9,164       $10,892
7/14/97            $9,174       $10,862
7/15/97            $9,174       $10,862
7/16/97            $9,113       $10,963
7/17/97            $9,124       $10,955
7/18/97            $9,164       $10,896
7/21/97            $9,174       $10,864
7/22/97            $9,073       $11,030
7/23/97            $9,063       $11,050
7/24/97            $9,063       $11,035
7/25/97            $9,093       $10,997
7/28/97            $9,063       $11,060
7/29/97            $9,023       $11,109
7/30/97            $8,983       $11,171
7/31/97            $8,963       $11,225
8/01/97            $9,113       $10,983
8/04/97            $9,124       $10,961
8/05/97            $9,134       $10,939
8/06/97            $9,124       $10,966
8/07/97            $9,164       $10,899
8/08/97            $9,294       $10,687
8/11/97            $9,284       $10,694
8/12/97            $9,314       $10,658
8/13/97            $9,284       $10,698
8/14/97            $9,214       $10,803
8/15/97            $9,224       $10,802
8/18/97            $9,184       $10,848
8/19/97            $9,174       $10,860
8/20/97            $9,194       $10,838
8/21/97            $9,254       $10,744
8/22/97            $9,314       $10,642
8/25/97            $9,324       $10,644
8/26/97            $9,314       $10,665
8/27/97            $9,304       $10,667
8/28/97            $9,224       $10,782
8/29/97            $9,264       $10,738
9/02/97            $9,234       $10,779
9/03/97            $9,254       $10,751
9/04/97            $9,254       $10,734
9/05/97            $9,294       $10,680
9/08/97            $9,264       $10,729
9/09/97            $9,274       $10,715
9/10/97            $9,294       $10,668
9/11/97            $9,324       $10,630
9/12/97            $9,244       $10,762
9/15/97            $9,224       $10,772
9/16/97            $9,073       $11,018
9/17/97            $9,053       $11,052
9/18/97            $9,063       $11,044
9/19/97            $9,043       $11,073
9/22/97            $9,023       $11,101
9/23/97            $9,053       $11,049
9/24/97            $9,003       $11,146
9/25/97            $9,073       $11,025
9/26/97            $9,043       $11,087
9/29/97            $9,053       $11,063
9/30/97            $9,083       $11,007
10/01/97           $8,993       $11,146
10/02/97           $8,973       $11,163
10/03/97           $8,973       $11,166
10/06/97           $8,933       $11,225
10/07/97           $8,913       $11,270
10/08/97           $9,033       $11,073
10/09/97           $9,043       $11,059
10/10/97           $9,103       $10,976
10/13/97           $9,093       $10,973
10/14/97           $9,043       $11,090
10/15/97           $9,073       $11,037
10/16/97           $9,073       $11,035
10/17/97           $9,134       $10,966
10/20/97           $9,113       $11,002
10/21/97           $9,113       $11,007
10/22/97           $9,103       $11,018
10/23/97           $9,013       $11,147
10/24/97           $8,983       $11,191
10/27/97           $8,933       $11,274
10/28/97           $8,993       $11,184
10/29/97           $8,923       $11,308
10/30/97           $8,872       $11,382
10/31/97           $8,852       $11,412
11/03/97           $8,913       $11,312
11/04/97           $8,943       $11,260
11/05/97           $8,943       $11,265
11/06/97           $8,892       $11,346
11/07/97           $8,892       $11,357
11/10/97           $8,902       $11,339
11/11/97           $8,902       $11,388
11/12/97           $8,882       $11,381
11/13/97           $8,872       $11,398
11/14/97           $8,862       $11,429
11/17/97           $8,842       $11,452
11/18/97           $8,842       $11,450
11/19/97           $8,802       $11,519
11/20/97           $8,812       $11,471
11/21/97           $8,802       $11,494
11/24/97           $8,842       $11,423
11/25/97           $8,822       $11,453
11/26/97           $8,822       $11,494
11/28/97           $8,812       $11,477
12/01/97           $8,812       $11,492
12/02/97           $8,802       $11,491
12/03/97           $8,792       $11,508
12/04/97           $8,802       $11,484
12/05/97           $8,842       $11,416
12/08/97           $8,903       $11,324
12/09/97           $8,893       $11,331
12/10/97           $8,862       $11,399
12/11/97           $8,791       $11,517
12/12/97           $8,720       $11,649
12/15/97           $8,751       $11,594
12/16/97           $8,741       $11,613
12/17/97           $8,771       $11,567
12/18/97           $8,730       $11,640
12/19/97           $8,700       $11,698
12/22/97           $8,690       $11,723
12/23/97           $8,690       $11,725
12/24/97           $8,700       $11,702
12/26/97           $8,700       $11,696
12/29/97           $8,720       $11,679
12/30/97           $8,771       $11,581
12/31/97           $8,720       $11,661
1/02/98            $8,649       $11,789
1/05/98            $8,548       $11,977
1/06/98            $8,538       $12,000
1/07/98            $8,599       $11,888
1/08/98            $8,548       $11,954
1/09/98            $8,497       $12,032
1/12/98            $8,487       $12,048
1/13/98            $8,507       $12,019
1/14/98            $8,528       $11,973
1/15/98            $8,538       $11,948
1/16/98            $8,599       $11,872
1/20/98            $8,619       $11,817
1/21/98            $8,599       $11,867
1/22/98            $8,629       $11,783
1/23/98            $8,761       $11,586
1/26/98            $8,690       $11,721
1/27/98            $8,741       $11,629
1/28/98            $8,730       $11,640
1/29/98            $8,639       $11,797
1/30/98            $8,609       $11,849
2/02/98            $8,659       $11,760
2/03/98            $8,659       $11,767
2/04/98            $8,659       $11,767
2/05/98            $8,720       $11,664
2/06/98            $8,710       $11,682
2/09/98            $8,741       $11,627
2/10/98            $8,730       $11,664
2/11/98            $8,659       $11,778
2/12/98            $8,680       $11,743
2/13/98            $8,649       $11,794
2/17/98            $8,599       $11,872
2/18/98            $8,639       $11,799
2/19/98            $8,649       $11,789
2/20/98            $8,670       $11,758
2/23/98            $8,710       $11,693
2/24/98            $8,781       $11,594
2/25/98            $8,741       $11,672
2/26/98            $8,761       $11,625
2/27/98            $8,741       $11,673
3/02/98            $8,832       $11,503
3/03/98            $8,862       $11,438
3/04/98            $8,852       $11,478
3/05/98            $8,883       $11,430
3/06/98            $8,842       $11,508
3/09/98            $8,791       $11,597
3/10/98            $8,791       $11,594
3/11/98            $8,761       $11,657
3/12/98            $8,690       $11,758
3/13/98            $8,710       $11,716
3/16/98            $8,680       $11,785
3/17/98            $8,700       $11,721
3/18/98            $8,720       $11,696
3/19/98            $8,720       $11,693
3/20/98            $8,700       $11,732
3/23/98            $8,690       $11,732
3/24/98            $8,690       $11,739
3/25/98            $8,751       $11,643
3/26/98            $8,771       $11,618
3/27/98            $8,791       $11,611
3/30/98            $8,812       $11,576
3/31/98            $8,771       $11,643
4/01/98            $8,730       $11,707
4/02/98            $8,680       $11,792
4/03/98            $8,609       $11,906
4/06/98            $8,649       $11,828
4/07/98            $8,670       $11,796
4/08/98            $8,720       $11,702
4/09/98            $8,710       $11,737
4/13/98            $8,761       $11,650
4/14/98            $8,741       $11,700
4/15/98            $8,710       $11,730
4/16/98            $8,700       $11,753
4/17/98            $8,700       $11,735
4/20/98            $8,741       $11,672
4/21/98            $8,771       $11,615
4/22/98            $8,781       $11,613
4/23/98            $8,801       $11,585
4/24/98            $8,771       $11,638
4/27/98            $8,893       $11,436
4/28/98            $8,893       $11,438
4/29/98            $8,893       $11,425
4/30/98            $8,781       $11,624
5/01/98            $8,771       $11,647
5/04/98            $8,771       $11,636
5/05/98            $8,801       $11,592
5/06/98            $8,771       $11,638
5/07/98            $8,771       $11,627
5/08/98            $8,801       $11,588
5/11/98            $8,872       $11,473
5/12/98            $8,791       $11,615
5/13/98            $8,771       $11,634
5/14/98            $8,812       $11,581
5/15/98            $8,812       $11,602
5/18/98            $8,761       $11,679
5/19/98            $8,771       $11,654
5/20/98            $8,741       $11,721
5/21/98            $8,771       $11,659
5/22/98            $8,761       $11,704
5/26/98            $8,710       $11,789
5/27/98            $8,690       $11,826
5/28/98            $8,700       $11,813
5/29/98            $8,690       $11,861
6/01/98            $8,659       $11,906
6/02/98            $8,680       $11,877
6/03/98            $8,680       $11,865
6/04/98            $8,700       $11,845
6/05/98            $8,680       $11,884
6/08/98            $8,680       $11,881
6/09/98            $8,680       $11,874
6/10/98            $8,599       $12,032
6/11/98            $8,548       $12,122
6/12/98            $8,548       $12,115
6/15/98            $8,507       $12,200
6/16/98            $8,558       $12,111
6/17/98            $8,649       $11,957
6/18/98            $8,609       $12,042
6/19/98            $8,589       $12,069
6/22/98            $8,578       $12,102
6/23/98            $8,558       $12,129
6/24/98            $8,578       $12,108
6/25/98            $8,578       $12,110
6/26/98            $8,558       $12,133
6/29/98            $8,578       $12,126
6/30/98            $8,558       $12,161
7/01/98            $8,558       $12,154
7/02/98            $8,538       $12,204
7/06/98            $8,518       $12,239
7/07/98            $8,548       $12,207
7/08/98            $8,578       $12,170
7/09/98            $8,548       $12,195
7/10/98            $8,558       $12,170
7/13/98            $8,619       $12,065
7/14/98            $8,649       $12,003
7/15/98            $8,639       $12,019
7/16/98            $8,670       $11,991
7/17/98            $8,680       $11,954
7/20/98            $8,639       $12,014
7/21/98            $8,599       $12,079
7/22/98            $8,619       $12,058
7/23/98            $8,589       $12,101
7/24/98            $8,619       $12,056
7/27/98            $8,639       $12,032
7/28/98            $8,670       $11,966
7/29/98            $8,690       $11,916
7/30/98            $8,649       $11,980
7/31/98            $8,649       $11,991
8/03/98            $8,599       $12,101
8/04/98            $8,578       $12,126
8/05/98            $8,589       $12,097
8/06/98            $8,609       $12,074
8/07/98            $8,568       $12,161
8/10/98            $8,568       $12,165
8/11/98            $8,538       $12,214
8/12/98            $8,558       $12,181
8/13/98            $8,578       $12,134
8/14/98            $8,538       $12,204
8/17/98            $8,558       $12,192
8/18/98            $8,558       $12,175
8/19/98            $8,568       $12,165
8/20/98            $8,528       $12,259
8/21/98            $8,487       $12,353
8/24/98            $8,487       $12,324
8/25/98            $8,467       $12,411
8/26/98            $8,447       $12,422
8/27/98            $8,406       $12,499
8/28/98            $8,396       $12,545
8/31/98            $8,355       $12,649
9/01/98            $8,365       $12,589
9/02/98            $8,376       $12,568
9/03/98            $8,345       $12,645
9/04/98            $8,325       $12,699
9/08/98            $8,376       $12,562
9/09/98            $8,305       $12,697
9/10/98            $8,203       $12,871
9/11/98            $8,264       $12,777
9/14/98            $8,274       $12,773
9/15/98            $8,305       $12,737
9/16/98            $8,264       $12,806
9/17/98            $8,244       $12,871
9/18/98            $8,213       $12,940
9/21/98            $8,213       $12,983
9/22/98            $8,213       $12,914
9/23/98            $8,193       $12,898
9/24/98            $8,183       $12,939
9/25/98            $8,173       $12,981
9/28/98            $8,193       $12,927
9/29/98            $8,163       $13,029
9/30/98            $8,071       $13,276
10/01/98           $8,011       $13,462
10/02/98           $7,980       $13,541
10/05/98           $7,889       $13,837
10/06/98           $7,919       $13,756
10/07/98           $7,980       $13,583
10/08/98           $8,152       $13,246
10/09/98           $8,335       $12,990
10/12/98           $8,365       $12,891
10/13/98           $8,305       $13,019
10/14/98           $8,193       $13,240
10/15/98           $8,234       $13,198
10/16/98           $8,132       $13,307
10/19/98           $8,163       $13,259
10/20/98           $8,234       $13,117
10/21/98           $8,254       $13,094
10/22/98           $8,294       $12,975
10/23/98           $8,325       $12,892
10/26/98           $8,254       $12,973
10/27/98           $8,193       $13,063
10/28/98           $8,193       $12,975
10/29/98           $8,173       $13,046
10/30/98           $8,234       $12,921
11/02/98           $8,325       $12,768
11/03/98           $8,315       $12,802
11/04/98           $8,386       $12,587
11/05/98           $8,376       $12,566
11/06/98           $8,467       $12,411
11/09/98           $8,365       $12,576
11/10/98           $8,345       $12,576
11/11/98           $8,345       $12,578
11/12/98           $8,305       $12,651
11/13/98           $8,315       $12,622
11/16/98           $8,345       $12,608
11/17/98           $8,376       $12,553
11/18/98           $8,305       $12,652
11/19/98           $8,315       $12,644
11/20/98           $8,284       $12,697
11/23/98           $8,335       $12,634
11/24/98           $8,315       $12,695
11/25/98           $8,284       $12,762
11/27/98           $8,264       $12,806
11/30/98           $8,183       $12,977
12/01/98           $8,158       $13,023
12/02/98           $8,138       $13,080
12/03/98           $8,138       $13,106
12/04/98           $8,189       $13,040
12/07/98           $8,219       $13,040
12/08/98           $8,158       $13,141
12/09/98           $8,118       $13,206
12/10/98           $8,118       $13,224
12/11/98           $8,179       $13,092
12/14/98           $8,158       $13,153
12/15/98           $8,219       $13,056
12/16/98           $8,179       $13,102
12/17/98           $8,179       $13,114
12/18/98           $8,199       $13,090
12/21/98           $8,260       $12,995
12/22/98           $8,321       $12,877
12/23/98           $8,392       $12,738
12/24/98           $8,412       $12,703
12/28/98           $8,362       $12,802
12/29/98           $8,321       $12,894
12/30/98           $8,311       $12,936
12/31/98           $8,321       $12,960
1/04/99            $8,341       $12,819
1/05/99            $8,392       $12,703
1/06/99            $8,331       $12,776
1/07/99            $8,402       $12,677
1/08/99            $8,504       $12,620
1/11/99            $8,534       $12,571
1/12/99            $8,494       $12,687
1/13/99            $8,443       $12,831
1/14/99            $8,351       $12,942
1/15/99            $8,402       $12,904
1/19/99            $8,402       $12,847
1/20/99            $8,443       $12,784
1/21/99            $8,382       $12,837
1/22/99            $8,321       $12,940
1/25/99            $8,351       $12,896
1/26/99            $8,362       $12,867
1/27/99            $8,362       $12,861
1/28/99            $8,331       $12,904
1/29/99            $8,311       $12,944
2/01/99            $8,412       $12,754
2/02/99            $8,473       $12,648
2/03/99            $8,483       $12,620
2/04/99            $8,555       $12,533
2/05/99            $8,575       $12,470
2/08/99            $8,575       $12,436
2/09/99            $8,534       $12,494
2/10/99            $8,555       $12,460
2/11/99            $8,555       $12,456
2/12/99            $8,707       $12,186
2/16/99            $8,636       $12,288
2/17/99            $8,595       $12,359
2/18/99            $8,646       $12,272
2/19/99            $8,656       $12,247
2/22/99            $8,626       $12,302
2/23/99            $8,697       $12,169
2/24/99            $8,768       $12,025
2/25/99            $8,849       $11,847
2/26/99            $8,798       $11,917
3/01/99            $8,869       $11,748
3/02/99            $8,819       $11,818
3/03/99            $8,890       $11,716
3/04/99            $8,920       $11,699
3/05/99            $8,849       $11,834
3/08/99            $8,849       $11,754
3/09/99            $8,778       $11,970
3/10/99            $8,798       $11,935
3/11/99            $8,788       $11,914
3/12/99            $8,758       $11,972
3/15/99            $8,707       $12,017
3/16/99            $8,676       $12,081
3/17/99            $8,727       $12,025
3/18/99            $8,707       $12,050
3/19/99            $8,778       $11,958
3/22/99            $8,798       $11,908
3/23/99            $8,798       $11,921
3/24/99            $8,758       $11,972
3/25/99            $8,829       $11,875
3/26/99            $8,829       $11,849
3/29/99            $8,869       $11,779
3/30/99            $8,788       $11,886
3/31/99            $8,839       $11,810
4/01/99            $8,900       $11,718
4/02/99            $8,798       $11,853
4/05/99            $8,788       $11,861
4/06/99            $8,697       $11,990
4/07/99            $8,697       $12,013
4/08/99            $8,585       $12,142
4/09/99            $8,615       $12,113
4/12/99            $8,605       $12,118
4/13/99            $8,666       $12,025
4/14/99            $8,676       $12,011
4/15/99            $8,707       $11,982
4/16/99            $8,758       $11,906
4/19/99            $8,717       $11,953
4/20/99            $8,687       $12,017
4/21/99            $8,697       $12,017
4/22/99            $8,798       $11,843
4/23/99            $8,798       $11,853
4/26/99            $8,758       $11,904
4/27/99            $8,727       $11,945
4/28/99            $8,758       $11,886
4/29/99            $8,687       $11,980
4/30/99            $8,869       $11,713
5/03/99            $8,859       $11,748
5/04/99            $8,920       $11,658
5/05/99            $8,900       $11,670
5/06/99            $9,002       $11,527
5/07/99            $9,032       $11,486
5/10/99            $9,002       $11,541
5/11/99            $9,063       $11,439
5/12/99            $9,032       $11,471
5/13/99            $8,920       $11,611
5/14/99            $9,134       $11,330
5/17/99            $9,123       $11,348
5/18/99            $9,123       $11,365
5/19/99            $9,052       $11,514
5/20/99            $9,073       $11,486
5/21/99            $9,022       $11,564
5/24/99            $9,012       $11,580
5/25/99            $9,012       $11,590
5/26/99            $9,063       $11,514
5/27/99            $9,123       $11,447
5/28/99            $9,093       $11,451
6/01/99            $9,225       $11,305
6/02/99            $9,225       $11,293
6/03/99            $9,235       $11,283
6/04/99            $9,235       $11,246
6/07/99            $9,235       $11,237
6/08/99            $9,286       $11,203
6/09/99            $9,296       $11,174
6/10/99            $9,357       $11,112
6/11/99            $9,469       $10,975
6/14/99            $9,408       $11,036
6/15/99            $9,408       $11,028
6/16/99            $9,388       $11,079
6/17/99            $9,235       $11,262
6/18/99            $9,276       $11,237
6/21/99            $9,347       $11,137
6/22/99            $9,377       $11,096
6/23/99            $9,449       $10,997
6/24/99            $9,489       $10,936
6/25/99            $9,469       $10,960
6/28/99            $9,388       $11,042
6/29/99            $9,347       $11,096
6/30/99            $9,256       $11,211
7/01/99            $9,296       $11,172
7/02/99            $9,276       $11,176
7/06/99            $9,327       $11,120
7/07/99            $9,347       $11,090
7/08/99            $9,256       $11,188
7/09/99            $9,276       $11,188
7/12/99            $9,154       $11,346
7/13/99            $9,134       $11,354
7/14/99            $9,174       $11,330
7/15/99            $9,164       $11,338
7/16/99            $9,134       $11,369
7/19/99            $9,134       $11,365
7/20/99            $9,113       $11,375
7/21/99            $9,134       $11,356
7/22/99            $9,245       $11,252
7/23/99            $9,306       $11,162
7/26/99            $9,306       $11,139
7/27/99            $9,276       $11,174
7/28/99            $9,276       $11,182
7/29/99            $9,337       $11,088
7/30/99            $9,367       $11,022
8/02/99            $9,367       $11,010
8/03/99            $9,398       $10,944
8/04/99            $9,377       $11,010
8/05/99            $9,327       $11,112
8/06/99            $9,449       $10,952
8/09/99            $9,510       $10,844
8/10/99            $9,520       $10,817
8/11/99            $9,479       $10,854
8/12/99            $9,520       $10,788
8/13/99            $9,418       $10,889
8/16/99            $9,438       $10,886
8/17/99            $9,357       $10,995
8/18/99            $9,347       $11,047
8/19/99            $9,377       $11,010
8/20/99            $9,367       $11,061
8/23/99            $9,367       $11,083
8/24/99            $9,317       $11,112
8/25/99            $9,215       $11,257
8/26/99            $9,215       $11,230
8/27/99            $9,306       $11,095
8/30/99            $9,418       $10,945
8/31/99            $9,438       $10,937
9/01/99            $9,459       $10,911
9/02/99            $9,530       $10,835
9/03/99            $9,398       $11,013
9/07/99            $9,479       $10,928
9/08/99            $9,459       $10,945
9/09/99            $9,520       $10,898
9/10/99            $9,449       $11,006
9/13/99            $9,489       $10,952
9/14/99            $9,560       $10,877
9/15/99            $9,540       $10,883
9/16/99            $9,499       $10,928
9/17/99            $9,438       $10,966
9/20/99            $9,479       $10,932
9/21/99            $9,499       $10,894
9/22/99            $9,489       $10,908
9/23/99            $9,408       $11,040
9/24/99            $9,306       $11,122
9/27/99            $9,388       $11,018
9/28/99            $9,459       $10,950
9/29/99            $9,540       $10,859
9/30/99            $9,459       $10,957
10/01/99           $9,571       $10,820
10/04/99           $9,510       $10,901
10/05/99           $9,621       $10,786
10/06/99           $9,601       $10,776
10/07/99           $9,601       $10,759
10/08/99           $9,611       $10,757
10/11/99           $9,611       $10,742
10/12/99           $9,652       $10,710
10/13/99           $9,723       $10,623
10/14/99           $9,753       $10,555
10/15/99           $9,682       $10,650
10/18/99           $9,733       $10,606
10/19/99           $9,784       $10,536
10/20/99           $9,774       $10,536
10/21/99           $9,794       $10,516
10/22/99           $9,804       $10,526
10/25/99           $9,794       $10,528
10/26/99           $9,814       $10,496
10/27/99           $9,743       $10,565
10/28/99           $9,652       $10,667
10/29/99           $9,510       $10,813
11/01/99           $9,560       $10,767
11/02/99           $9,520       $10,837
11/03/99           $9,520       $10,837
11/04/99           $9,459       $10,903
11/05/99           $9,408       $10,984
11/08/99           $9,428       $10,954
11/09/99           $9,428       $10,935
11/10/99           $9,459       $10,898
11/11/99           $9,469       $10,901
11/12/99           $9,377       $11,003
11/15/99           $9,388       $10,996
11/16/99           $9,408       $10,957
11/17/99           $9,499       $10,840
11/18/99           $9,520       $10,786
11/19/99           $9,520       $10,798
11/22/99           $9,560       $10,754
11/23/99           $9,571       $10,755
11/24/99           $9,601       $10,737
11/26/99           $9,642       $10,694
11/29/99           $9,764       $10,587
11/30/99           $9,723       $10,625
12/01/99           $9,753       $10,609
12/02/99           $9,794       $10,572
12/03/99           $9,692       $10,659
12/06/99           $9,672       $10,677
12/07/99           $9,611       $10,737
12/08/99           $9,652       $10,699
12/09/99           $9,631       $10,720
12/10/99           $9,540       $10,801
12/13/99           $9,560       $10,749
12/14/99           $9,733       $10,594
12/15/99           $9,784       $10,545
12/16/99           $9,875       $10,474
12/17/99           $9,885       $10,486
12/20/99           $9,957       $10,406
12/21/99           $9,977       $10,391
12/22/99           $9,977       $10,377
12/27/99           $9,957       $10,382
12/28/99           $9,987       $10,353
12/29/99           $9,957       $10,396
12/30/99           $9,936       $10,421
12/31/99           $9,997       $10,348
1/03/00           $10,129       $10,182
1/04/00           $10,038       $10,277
1/05/00           $10,150       $10,141
1/06/00           $10,068       $10,216
1/07/00           $10,007       $10,274
1/10/00           $10,048       $10,190
1/11/00           $10,160       $10,080
1/12/00           $10,190       $10,039
1/13/00           $10,089       $10,128
1/17/00           $10,150       $10,065
1/18/00           $10,221        $9,992
1/19/00           $10,180       $10,039
1/20/00           $10,200       $10,022
1/21/00           $10,160       $10,046
1/24/00           $10,089       $10,129
1/25/00           $10,058       $10,131
1/26/00            $9,977       $10,207
1/27/00            $9,896       $10,292
1/28/00            $9,774       $10,392
1/31/00            $9,865       $10,345
2/01/00            $9,784       $10,414
2/02/00            $9,703       $10,582
2/03/00            $9,581       $10,816
2/04/00            $9,621       $10,694
2/07/00            $9,723       $10,548
2/08/00            $9,581       $10,732
2/09/00            $9,703       $10,589
2/10/00            $9,794       $10,411
2/11/00            $9,743       $10,452
2/14/00            $9,642       $10,552
2/15/00            $9,682       $10,497
2/16/00            $9,692       $10,470
2/17/00            $9,631       $10,538
2/18/00            $9,550       $10,624
2/22/00            $9,418       $10,755
2/23/00            $9,510       $10,657
2/24/00            $9,459       $10,673
2/25/00            $9,540       $10,612
2/28/00            $9,611       $10,565
2/29/00            $9,530       $10,653
3/01/00            $9,560       $10,634
3/02/00            $9,520       $10,643
3/03/00            $9,469       $10,676
3/06/00            $9,520       $10,634
3/07/00            $9,530       $10,629
3/08/00            $9,550       $10,612
3/09/00            $9,540       $10,624
3/10/00            $9,601       $10,591
3/13/00            $9,591       $10,612
3/14/00            $9,499       $10,706
3/15/00            $9,438       $10,752
3/16/00            $9,398       $10,788
3/17/00            $9,347       $10,843
3/20/00            $9,337       $10,883
3/21/00            $9,296       $10,906
3/22/00            $9,306       $10,896
3/23/00            $9,245       $10,981
3/24/00            $9,377       $10,873
3/27/00            $9,377       $10,873
3/28/00            $9,367       $10,866
3/29/00            $9,377       $10,875
3/30/00            $9,235       $11,037
3/31/00            $9,174       $11,096
4/03/00            $9,163       $11,125
4/04/00            $9,051       $11,224
4/05/00            $9,082       $11,161
4/06/00            $9,072       $11,168
4/07/00            $8,970       $11,311
4/10/00            $8,970       $11,335
4/11/00            $9,092       $11,207
4/12/00            $9,174       $11,096
4/13/00            $9,112       $11,148
4/14/00            $9,092       $11,171
4/17/00            $9,265       $10,984
4/18/00            $9,275       $10,981
4/19/00            $9,153       $11,096
4/21/00            $9,153       $11,125
4/24/00            $9,204       $11,057
4/25/00            $9,286       $10,943
4/26/00            $9,296       $10,932
4/27/00            $9,388       $10,873
4/28/00            $9,357       $10,899
5/01/00            $9,367       $10,883
5/02/00            $9,449       $10,811
5/03/00            $9,581       $10,693
5/04/00            $9,704       $10,588
5/05/00            $9,744       $10,570
5/08/00            $9,826       $10,489
5/09/00            $9,755       $10,550
5/10/00            $9,673       $10,606
5/11/00            $9,653       $10,627
5/12/00            $9,755       $10,558
5/15/00            $9,683       $10,607
5/16/00            $9,622       $10,684
5/17/00            $9,693       $10,596
5/18/00            $9,805       $10,499
5/19/00            $9,785       $10,530
5/22/00            $9,693       $10,601
5/23/00            $9,693       $10,611
5/24/00            $9,734       $10,576
5/25/00            $9,591       $10,716
5/26/00            $9,540       $10,771
5/30/00            $9,612       $10,725
5/31/00            $9,500       $10,822
6/01/00            $9,398       $10,924
6/02/00            $9,377       $10,952
6/05/00            $9,337       $10,994
6/06/00            $9,347       $10,988
6/07/00            $9,306       $11,025
6/08/00            $9,296       $11,042
6/09/00            $9,306       $11,016
6/12/00            $9,286       $11,043
6/13/00            $9,367       $10,925
6/14/00            $9,306       $10,994
6/15/00            $9,326       $10,968
6/16/00            $9,255       $11,043
6/19/00            $9,275       $11,019
6/20/00            $9,296       $11,011
6/21/00            $9,377       $10,909
6/22/00            $9,388       $10,881
6/23/00            $9,459       $10,804
6/26/00            $9,398       $10,870
6/27/00            $9,357       $10,942
6/28/00            $9,398       $10,898
6/29/00            $9,275       $11,037
6/30/00            $9,296       $10,999
7/03/00            $9,265       $11,045
7/05/00            $9,255       $11,070
7/06/00            $9,316       $10,999
7/07/00            $9,265       $11,066
7/10/00            $9,275       $11,035
7/11/00            $9,275       $11,022
7/12/00            $9,275       $11,030
7/13/00            $9,174       $11,139
7/14/00            $9,275       $11,040
7/17/00            $9,357       $10,968
7/18/00            $9,347       $10,981
7/19/00            $9,357       $10,994
7/20/00            $9,163       $11,155
7/21/00            $9,143       $11,171
7/24/00            $9,174       $11,152
7/25/00            $9,163       $11,155
7/26/00            $9,174       $11,135
7/27/00            $9,112       $11,204
7/28/00            $9,133       $11,198
7/31/00            $9,153       $11,171
8/01/00            $9,102       $11,243
8/02/00            $9,102       $11,216
8/03/00            $9,061       $11,253
8/04/00            $9,021       $11,288
8/07/00            $9,072       $11,235
8/08/00            $9,021       $11,253
8/09/00            $9,010       $11,270
8/10/00            $8,980       $11,352
8/11/00            $9,031       $11,302
8/14/00            $8,980       $11,302
8/15/00            $9,021       $11,288
8/16/00            $9,051       $11,263
8/17/00            $9,010       $11,296
8/18/00            $8,980       $11,327
8/21/00            $9,000       $11,299
8/22/00            $9,000       $11,312
8/23/00            $8,939       $11,350
8/24/00            $8,929       $11,371
8/25/00            $8,939       $11,376
8/28/00            $9,010       $11,281
8/29/00            $9,041       $11,229
8/30/00            $9,031       $11,253
8/31/00            $8,939       $11,352
9/01/00            $8,929       $11,365
9/05/00            $8,919       $11,375
9/06/00            $8,980       $11,316
9/07/00            $9,010       $11,286
9/08/00            $8,980       $11,320
9/11/00            $9,031       $11,276
9/12/00            $9,051       $11,230
9/13/00            $9,010       $11,257
9/14/00            $9,123       $11,139
9/15/00            $9,224       $10,998
9/18/00            $9,286       $10,912
9/19/00            $9,255       $10,978
9/20/00            $9,326       $10,904
9/21/00            $9,265       $10,963
9/22/00            $9,255       $10,984
9/25/00            $9,235       $11,006
9/26/00            $9,174       $11,058
9/27/00            $9,235       $10,991
9/28/00            $9,214       $11,032
9/29/00            $9,194       $11,027
10/02/00           $9,265       $10,966
10/03/00           $9,296       $10,929
10/04/00           $9,306       $10,929
10/05/00           $9,245       $11,009
10/06/00           $9,174       $11,096
10/09/00           $9,174       $11,096
10/10/00           $9,133       $11,111
10/11/00           $9,133       $11,109
10/12/00           $9,092       $11,132
10/13/00           $9,092       $11,143
10/16/00           $9,123       $11,125
10/17/00           $9,021       $11,214
10/18/00           $9,031       $11,198
10/19/00           $9,000       $11,220
10/20/00           $8,970       $11,273
10/23/00           $8,878       $11,339
10/24/00           $8,929       $11,299
10/25/00           $8,990       $11,242
10/26/00           $8,970       $11,257
10/27/00           $8,990       $11,250
10/30/00           $9,000       $11,243
10/31/00           $9,061       $11,173
11/01/00           $9,041       $11,188
11/02/00           $9,051       $11,175
11/03/00           $9,174       $11,060
11/06/00           $9,214       $11,011
11/07/00           $9,214       $11,019
11/08/00           $9,184       $11,035
11/09/00           $9,133       $11,070
11/10/00           $9,163       $11,040
11/13/00           $9,102       $11,093
11/14/00           $9,061       $11,139
11/15/00           $9,000       $11,206
11/16/00           $8,970       $11,245
11/17/00           $9,021       $11,193
11/20/00           $8,990       $11,220
11/21/00           $8,970       $11,252
11/23/00           $8,847       $11,386
11/24/00           $8,888       $11,352
11/27/00           $8,909       $11,306
11/28/00           $8,878       $11,348
11/29/00           $8,858       $11,388
11/30/00           $8,776       $11,470
12/01/00           $8,827       $11,409
12/04/00           $8,847       $11,360
12/05/00           $8,766       $11,484
12/06/00           $8,684       $11,591
12/07/00           $8,674       $11,630
12/08/00           $8,715       $11,552
12/11/00           $8,715       $11,560
12/12/00           $8,705       $11,583
12/13/00           $8,644       $11,666
12/14/00           $8,623       $11,729
12/15/00           $8,603       $11,763
12/18/00           $8,623       $11,737
12/19/00           $8,633       $11,698
12/20/00           $8,572       $11,758
12/21/00           $8,531       $11,788
12/22/00           $8,521       $11,817
12/26/00           $8,542       $11,817
12/26/00           $8,542       $11,771
12/27/00           $8,603       $11,719
12/28/00           $8,603       $11,725
12/29/00           $8,623       $11,702
1/02/01            $8,450       $11,876
1/03/01            $8,654       $11,673
1/04/01            $8,572       $11,729
1/05/01            $8,521       $11,781
1/08/01            $8,521       $11,778
1/09/01            $8,562       $11,755
1/10/01            $8,644       $11,653
1/11/01            $8,745       $11,535
1/12/01            $8,847       $11,430
1/16/01            $8,827       $11,465
1/17/01            $8,705       $11,602
1/18/01            $8,623       $11,683
1/19/01            $8,756       $11,542
1/22/01            $8,817       $11,453
1/23/01            $8,898       $11,384
1/24/01            $8,919       $11,366
1/25/01            $8,858       $11,430
1/26/01            $8,878       $11,407
1/29/01            $8,919       $11,327
1/30/01            $8,796       $11,499
1/31/01            $8,715       $11,571
2/01/01            $8,582       $11,721
2/02/01            $8,674       $11,622
2/05/01            $8,644       $11,652
2/06/01            $8,684       $11,609
2/07/01            $8,694       $11,591
2/08/01            $8,694       $11,578
2/09/01            $8,613       $11,661
2/12/01            $8,684       $11,601
2/13/01            $8,705       $11,594
2/14/01            $8,725       $11,543
2/15/01            $8,817       $11,492
2/16/01            $8,766       $11,546
2/20/01            $8,756       $11,554
2/21/01            $8,807       $11,481
2/22/01            $8,817       $11,430
2/23/01            $8,766       $11,506
2/26/01            $8,715       $11,561
2/27/01            $8,603       $11,725
2/28/01            $8,593       $11,747
3/01/01            $8,542       $11,839
3/02/01            $8,644       $11,707
3/05/01            $8,633       $11,709
3/06/01            $8,654       $11,685
3/07/01            $8,572       $11,789
3/08/01            $8,552       $11,828
3/09/01            $8,572       $11,787
3/12/01            $8,562       $11,813
3/13/01            $8,582       $11,751
3/14/01            $8,521       $11,864
3/15/01            $8,511       $11,853
3/16/01            $8,480       $11,875
3/19/01            $8,521       $11,839
3/20/01            $8,491       $11,875
3/21/01            $8,491       $11,851
3/22/01            $8,450       $11,892
3/23/01            $8,511       $11,802
3/26/01            $8,572       $11,705
3/27/01            $8,705       $11,532
3/28/01            $8,715       $11,528
3/29/01            $8,725       $11,495
3/30/01            $8,694       $11,556

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 3-31-01

------------------------------------------------------------------------------------------------------------------------
                                                                        INVESTOR CLASS                       C CLASS
                                                                           (3-3-95)                         (3-28-01)
                                                       ------------------------------------------------   --------------
                                                            ONE              FIVE            SINCE            SINCE
                                                            YEAR             YEAR          INCEPTION        INCEPTION
------------------------------------------------------------------------------------------------------------------------
Juno Fund                                                       -5.22%           -1.30%           -2.25%           -0.23%
Price movement of 30-year Treasury Bond                          4.14%            1.12%            2.41%            0.25%
------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE PRICE MOVEMENT OF THE 30 YEAR TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR C CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

ARKTOS FUND

OBJECTIVE: TO PROVIDE INVESTMENT RETURNS THAT CORRESPOND TO THE INVERSE (OPPOSITE) OF THE DAILY PERFORMANCE OF THE NASDAQ-100 INDEX.

INCEPTION: SEPTEMBER 3, 1998

The Arktos Fund is designed to be 100% short of the Nasdaq 100 at all times. To achieve its benchmark, the Arktos Fund establishes short positions in the stocks that make up the Nasdaq-100 and shorts Nasdaq-100 futures contracts. The inversely correlated Arktos Fund posted a 104.93% total return as a result of its short position as compared to the -64.23% return for the Nasdaq 100 for the year ended March 31, 2001. Although Arktos remained 100% short the market on each trading day, over the fiscal year ending March 31, 2001, the Fund tended to deviate, to the benefit of shareholders, due to a positive compounding effect.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          RYDEX ARKTOS FUND  NASDAQ 100 INDEX
9/03/98             $10,000           $10,000
9/04/98             $10,040            $9,971
9/08/98              $9,367           $10,641
9/09/98              $9,560           $10,437
9/10/98              $9,753           $10,218
9/11/98              $9,327           $10,672
9/14/98              $9,180           $10,821
9/15/98              $9,087           $10,953
9/16/98              $9,027           $11,013
9/17/98              $9,300           $10,685
9/18/98              $9,240           $10,759
9/21/98              $9,053           $10,982
9/22/98              $8,993           $11,052
9/23/98              $8,607           $11,536
9/24/98              $8,840           $11,220
9/25/98              $8,627           $11,498
9/28/98              $8,627           $11,442
9/29/98              $8,627           $11,455
9/30/98              $8,860           $11,129
10/01/98             $9,340           $10,536
10/02/98             $9,313           $10,558
10/05/98             $9,840            $9,989
10/06/98            $10,027            $9,800
10/07/98            $10,307            $9,521
10/08/98            $10,507            $9,338
10/09/98             $9,853            $9,908
10/12/98             $9,493           $10,285
10/13/98             $9,773            $9,983
10/14/98             $9,547           $10,221
10/15/98             $9,053           $10,750
10/16/98             $9,093           $10,703
10/19/98             $8,987           $10,837
10/20/98             $9,180           $10,614
10/21/98             $8,833           $11,018
10/22/98             $8,680           $11,210
10/23/98             $8,780           $11,089
10/26/98             $8,593           $11,323
10/27/98             $8,687           $11,194
10/28/98             $8,520           $11,414
10/29/98             $8,413           $11,550
10/30/98             $8,393           $11,585
11/02/98             $8,293           $11,736
11/03/98             $8,407           $11,595
11/04/98             $8,207           $11,861
11/05/98             $8,160           $11,928
11/06/98             $8,067           $12,063
11/09/98             $8,020           $12,140
11/10/98             $7,980           $12,221
11/11/98             $7,947           $12,248
11/12/98             $8,027           $12,131
11/13/98             $8,027           $12,120
11/16/98             $7,973           $12,206
11/17/98             $7,847           $12,395
11/18/98             $7,767           $12,531
11/19/98             $7,647           $12,717
11/20/98             $7,613           $12,773
11/23/98             $7,400           $13,144
11/24/98             $7,433           $13,076
11/25/98             $7,360           $13,222
11/27/98             $7,213           $13,469
11/30/98             $7,533           $12,887
12/01/98             $7,160           $13,504
12/02/98             $7,220           $13,392
12/03/98             $7,427           $13,018
12/04/98             $7,147           $13,483
12/07/98             $6,953           $13,871
12/08/98             $6,987           $13,798
12/09/98             $6,920           $13,941
12/10/98             $7,053           $13,671
12/11/98             $6,960           $13,855
12/14/98             $7,213           $13,351
12/15/98             $6,993           $13,762
12/16/98             $7,020           $13,700
12/17/98             $6,879           $13,976
12/18/98             $6,706           $14,351
12/21/98             $6,499           $14,784
12/22/98             $6,559           $14,623
12/23/98             $6,372           $15,046
12/24/98             $6,426           $14,939
12/28/98             $6,372           $15,087
12/29/98             $6,366           $15,082
12/30/98             $6,432           $14,980
12/31/98             $6,359           $15,187
1/04/99              $6,286           $15,339
1/05/99              $6,119           $15,741
1/06/99              $5,925           $16,245
1/07/99              $5,919           $16,265
1/08/99              $5,899           $16,325
1/11/99              $5,805           $16,545
1/12/99              $5,992           $16,045
1/13/99              $5,972           $16,119
1/14/99              $6,099           $15,767
1/15/99              $5,859           $16,391
1/19/99              $5,692           $16,822
1/20/99              $5,685           $16,822
1/21/99              $5,912           $16,227
1/22/99              $5,885           $16,247
1/25/99              $5,772           $16,520
1/26/99              $5,578           $17,058
1/27/99              $5,665           $16,794
1/28/99              $5,472           $17,408
1/29/99              $5,405           $17,595
2/01/99              $5,398           $17,626
2/02/99              $5,525           $17,194
2/03/99              $5,425           $17,535
2/04/99              $5,652           $16,772
2/05/99              $5,772           $16,450
2/08/99              $5,638           $16,827
2/09/99              $5,912           $16,008
2/10/99              $5,885           $16,081
2/11/99              $5,572           $16,913
2/12/99              $5,812           $16,201
2/16/99              $5,839           $16,167
2/17/99              $6,019           $15,645
2/18/99              $5,979           $15,766
2/19/99              $5,899           $15,979
2/22/99              $5,698           $16,512
2/23/99              $5,598           $16,777
2/24/99              $5,725           $16,453
2/25/99              $5,758           $16,331
2/26/99              $5,899           $15,925
3/01/99              $5,865           $16,028
3/02/99              $6,012           $15,622
3/03/99              $5,972           $15,714
3/04/99              $5,879           $15,989
3/05/99              $5,765           $16,294
3/08/99              $5,572           $16,825
3/09/99              $5,592           $16,779
3/10/99              $5,558           $16,862
3/11/99              $5,538           $16,905
3/12/99              $5,645           $16,617
3/15/99              $5,505           $17,042
3/16/99              $5,465           $17,150
3/17/99              $5,492           $17,077
3/18/99              $5,391           $17,393
3/19/99              $5,525           $16,987
3/22/99              $5,592           $16,768
3/23/99              $5,772           $16,223
3/24/99              $5,612           $16,655
3/25/99              $5,418           $17,233
3/26/99              $5,458           $17,100
3/29/99              $5,265           $17,740
3/30/99              $5,311           $17,583
3/31/99              $5,365           $17,423
4/01/99              $5,258           $17,752
4/02/99              $5,258           $17,752
4/05/99              $5,078           $18,360
4/06/99              $5,078           $18,353
4/07/99              $5,145           $18,134
4/08/99              $5,064           $18,402
4/09/99              $5,058           $18,466
4/12/99              $5,091           $18,356
4/13/99              $5,191           $17,992
4/14/99              $5,365           $17,400
4/15/99              $5,285           $17,667
4/16/99              $5,411           $17,258
4/19/99              $5,718           $16,277
4/20/99              $5,538           $16,794
4/21/99              $5,331           $17,418
4/22/99              $5,131           $18,061
4/23/99              $5,064           $18,284
4/26/99              $4,951           $18,699
4/27/99              $5,064           $18,256
4/28/99              $5,198           $17,788
4/29/99              $5,278           $17,530
4/30/99              $5,238           $17,671
5/03/99              $5,238           $17,684
5/04/99              $5,338           $17,350
5/05/99              $5,185           $17,832
5/06/99              $5,378           $17,194
5/07/99              $5,278           $17,517
5/10/99              $5,238           $17,658
5/11/99              $5,131           $17,998
5/12/99              $5,038           $18,344
5/13/99              $5,125           $18,024
5/14/99              $5,245           $17,578
5/17/99              $5,125           $17,997
5/18/99              $5,165           $17,860
5/19/99              $5,105           $18,083
5/20/99              $5,218           $17,701
5/21/99              $5,278           $17,489
5/24/99              $5,411           $17,044
5/25/99              $5,572           $16,535
5/26/99              $5,431           $16,982
5/27/99              $5,431           $16,957
5/28/99              $5,331           $17,285
6/01/99              $5,498           $16,756
6/02/99              $5,371           $17,160
6/03/99              $5,478           $16,795
6/04/99              $5,271           $17,448
6/07/99              $5,158           $17,806
6/08/99              $5,318           $17,261
6/09/99              $5,198           $17,664
6/10/99              $5,291           $17,352
6/11/99              $5,378           $17,058
6/14/99              $5,465           $16,782
6/15/99              $5,391           $17,024
6/16/99              $5,105           $17,929
6/17/99              $5,044           $18,122
6/18/99              $5,011           $18,243
6/21/99              $4,871           $18,765
6/22/99              $4,991           $18,279
6/23/99              $4,931           $18,523
6/24/99              $5,051           $18,072
6/25/99              $5,051           $18,080
6/28/99              $4,918           $18,561
6/29/99              $4,838           $18,860
6/30/99              $4,804           $18,998
7/01/99              $4,751           $19,209
7/02/99              $4,698           $19,421
7/06/99              $4,738           $19,279
7/07/99              $4,711           $19,361
7/08/99              $4,651           $19,642
7/09/99              $4,611           $19,794
7/12/99              $4,637           $19,721
7/13/99              $4,657           $19,634
7/14/99              $4,571           $19,993
7/15/99              $4,544           $20,094
7/16/99              $4,497           $20,344
7/19/99              $4,557           $20,055
7/20/99              $4,738           $19,267
7/21/99              $4,677           $19,551
7/22/99              $4,831           $18,875
7/23/99              $4,798           $19,041
7/26/99              $4,931           $18,475
7/27/99              $4,778           $19,097
7/28/99              $4,724           $19,304
7/29/99              $4,858           $18,719
7/30/99              $4,851           $18,784
8/02/99              $4,871           $18,734
8/03/99              $4,918           $18,522
8/04/99              $4,998           $18,233
8/05/99              $4,938           $18,464
8/06/99              $4,978           $18,298
8/09/99              $5,038           $18,095
8/10/99              $5,091           $17,898
8/11/99              $4,911           $18,543
8/12/99              $4,971           $18,316
8/13/99              $4,764           $19,083
8/16/99              $4,744           $19,133
8/17/99              $4,698           $19,334
8/18/99              $4,738           $19,168
8/19/99              $4,818           $18,849
8/20/99              $4,744           $19,149
8/23/99              $4,597           $19,735
8/24/99              $4,557           $19,892
8/25/99              $4,451           $20,356
8/26/99              $4,531           $19,995
8/27/99              $4,564           $19,873
8/30/99              $4,631           $19,578
8/31/99              $4,577           $19,826
9/01/99              $4,564           $19,893
9/02/99              $4,584           $19,791
9/03/99              $4,371           $20,734
9/07/99              $4,391           $20,611
9/08/99              $4,457           $20,304
9/09/99              $4,371           $20,724
9/10/99              $4,317           $20,965
9/13/99              $4,404           $20,539
9/14/99              $4,344           $20,865
9/15/99              $4,437           $20,374
9/16/99              $4,431           $20,405
9/17/99              $4,310           $20,984
9/20/99              $4,297           $21,055
9/21/99              $4,411           $20,462
9/22/99              $4,344           $20,794
9/23/99              $4,537           $19,877
9/24/99              $4,544           $19,848
9/27/99              $4,497           $20,071
9/28/99              $4,491           $20,084
9/29/99              $4,551           $19,842
9/30/99              $4,531           $19,917
10/01/99             $4,537           $19,889
10/04/99             $4,424           $20,414
10/05/99             $4,411           $20,443
10/06/99             $4,304           $20,947
10/07/99             $4,304           $20,944
10/08/99             $4,270           $21,137
10/11/99             $4,230           $21,331
10/12/99             $4,310           $20,901
10/13/99             $4,444           $20,302
10/14/99             $4,417           $20,439
10/15/99             $4,544           $19,883
10/18/99             $4,611           $19,538
10/19/99             $4,617           $19,540
10/20/99             $4,411           $20,400
10/21/99             $4,391           $20,490
10/22/99             $4,384           $20,562
10/25/99             $4,384           $20,548
10/26/99             $4,417           $20,401
10/27/99             $4,431           $20,327
10/28/99             $4,277           $21,009
10/29/99             $4,124           $21,816
11/01/99             $4,150           $21,641
11/02/99             $4,137           $21,729
11/03/99             $4,064           $22,108
11/04/99             $4,024           $22,359
11/05/99             $3,944           $22,794
11/08/99             $3,897           $23,047
11/09/99             $3,930           $22,859
11/10/99             $3,883           $23,141
11/11/99             $3,817           $23,572
11/12/99             $3,757           $23,896
11/15/99             $3,777           $23,788
11/16/99             $3,683           $24,319
11/17/99             $3,730           $24,084
11/18/99             $3,617           $24,844
11/19/99             $3,590           $25,053
11/22/99             $3,563           $25,225
11/23/99             $3,617           $24,813
11/24/99             $3,490           $25,712
11/26/99             $3,483           $25,779
11/29/99             $3,543           $25,338
11/30/99             $3,650           $24,539
12/01/99             $3,610           $24,792
12/02/99             $3,483           $25,712
12/03/99             $3,410           $26,240
12/06/99             $3,390           $26,395
12/07/99             $3,376           $26,511
12/08/99             $3,416           $26,172
12/09/99             $3,416           $26,200
12/10/99             $3,376           $26,496
12/13/99             $3,323           $26,819
12/14/99             $3,403           $26,198
12/15/99             $3,323           $26,793
12/16/99             $3,230           $27,563
12/17/99             $3,203           $27,791
12/20/99             $3,176           $28,041
12/21/99             $3,049           $29,186
12/22/99             $3,016           $29,466
12/24/99             $2,996           $29,697
12/27/99             $2,989           $29,765
12/28/99             $3,003           $29,604
12/29/99             $2,916           $30,519
12/30/99             $2,916           $30,470
12/31/99             $2,896           $30,670
1/03/00              $2,836           $31,354
1/04/00              $3,016           $29,333
1/05/00              $3,056           $29,011
1/06/00              $3,196           $27,634
1/07/00              $3,009           $29,195
1/10/00              $2,856           $30,749
1/11/00              $2,989           $29,317
1/12/00              $3,043           $28,770
1/13/00              $2,929           $29,878
1/17/00              $2,849           $30,644
1/18/00              $2,809           $31,083
1/19/00              $2,782           $31,357
1/20/00              $2,749           $31,777
1/21/00              $2,742           $31,845
1/24/00              $2,883           $30,282
1/25/00              $2,802           $31,094
1/26/00              $2,909           $29,953
1/27/00              $2,929           $29,721
1/28/00              $3,056           $28,505
1/31/00              $2,943           $29,530
2/01/00              $2,829           $30,620
2/02/00              $2,809           $30,807
2/03/00              $2,716           $31,855
2/04/00              $2,702           $32,047
2/07/00              $2,662           $32,535
2/08/00              $2,576           $33,606
2/09/00              $2,636           $32,825
2/10/00              $2,556           $33,831
2/11/00              $2,629           $32,829
2/14/00              $2,622           $32,972
2/15/00              $2,616           $33,062
2/16/00              $2,616           $33,069
2/17/00              $2,536           $34,123
2/18/00              $2,629           $32,803
2/22/00              $2,629           $32,831
2/23/00              $2,496           $34,493
2/24/00              $2,442           $35,179
2/25/00              $2,489           $34,563
2/28/00              $2,502           $34,427
2/29/00              $2,435           $35,294
3/01/00              $2,415           $35,642
3/02/00              $2,456           $35,024
3/03/00              $2,335           $36,750
3/06/00              $2,329           $36,868
3/07/00              $2,362           $36,319
3/08/00              $2,335           $36,773
3/09/00              $2,262           $37,936
3/10/00              $2,262           $37,943
3/13/00              $2,342           $36,617
3/14/00              $2,449           $34,964
3/15/00              $2,509           $34,162
3/16/00              $2,369           $36,009
3/17/00              $2,322           $36,730
3/20/00              $2,415           $35,246
3/21/00              $2,309           $36,803
3/22/00              $2,235           $38,023
3/23/00              $2,209           $38,551
3/24/00              $2,192           $38,807
3/27/00              $2,185           $38,916
3/28/00              $2,238           $37,912
3/29/00              $2,325           $36,510
3/30/00              $2,419           $35,156
3/31/00              $2,332           $36,377
4/03/00              $2,499           $33,723
4/04/00              $2,519           $33,369
4/05/00              $2,526           $33,337
4/06/00              $2,486           $33,804
4/07/00              $2,365           $35,498
4/10/00              $2,526           $33,072
4/11/00              $2,586           $32,335
4/12/00              $2,773           $30,056
4/13/00              $2,833           $29,396
4/14/00              $3,107           $26,516
4/17/00              $2,785           $29,194
4/18/00              $2,637           $30,736
4/19/00              $2,730           $29,638
4/21/00              $2,790           $28,994
4/24/00              $2,908           $27,739
4/25/00              $2,678           $29,956
4/26/00              $2,764           $28,998
4/27/00              $2,614           $30,543
4/28/00              $2,559           $31,210
5/01/00              $2,522           $31,679
5/02/00              $2,657           $30,004
5/03/00              $2,706           $29,465
5/04/00              $2,702           $29,536
5/05/00              $2,611           $30,509
5/08/00              $2,727           $29,129
5/09/00              $2,790           $28,498
5/10/00              $2,953           $26,839
5/11/00              $2,825           $27,971
5/12/00              $2,808           $28,175
5/15/00              $2,717           $29,051
5/16/00              $2,610           $30,166
5/17/00              $2,683           $29,368
5/18/00              $2,776           $28,341
5/19/00              $2,912           $26,971
5/22/00              $2,907           $27,004
5/23/00              $3,122           $25,008
5/24/00              $2,957           $26,306
5/25/00              $3,032           $25,636
5/26/00              $3,032           $25,654
5/30/00              $2,729           $28,239
5/31/00              $2,804           $27,495
6/01/00              $2,639           $29,107
6/02/00              $2,459           $31,065
6/05/00              $2,483           $30,856
6/06/00              $2,538           $30,161
6/07/00              $2,478           $30,903
6/08/00              $2,495           $30,665
6/09/00              $2,462           $31,103
6/12/00              $2,539           $30,095
6/13/00              $2,451           $31,149
6/14/00              $2,507           $30,419
6/15/00              $2,459           $31,035
6/16/00              $2,437           $31,327
6/19/00              $2,341           $32,538
6/20/00              $2,339           $32,539
6/21/00              $2,320           $32,838
6/22/00              $2,423           $31,466
6/23/00              $2,506           $30,483
6/26/00              $2,444           $31,196
6/27/00              $2,490           $30,597
6/28/00              $2,441           $31,193
6/29/00              $2,511           $30,322
6/30/00              $2,447           $31,132
7/03/00              $2,420           $31,472
7/05/00              $2,522           $30,190
7/06/00              $2,421           $31,378
7/07/00              $2,395           $31,773
7/10/00              $2,436           $31,202
7/11/00              $2,456           $30,973
7/12/00              $2,356           $32,268
7/13/00              $2,321           $32,728
7/14/00              $2,273           $33,427
7/17/00              $2,261           $33,598
7/18/00              $2,317           $32,763
7/19/00              $2,387           $31,796
7/20/00              $2,292           $33,049
7/21/00              $2,344           $32,332
7/24/00              $2,417           $31,354
7/25/00              $2,371           $31,973
7/26/00              $2,397           $31,583
7/27/00              $2,484           $30,453
7/28/00              $2,627           $28,763
7/31/00              $2,524           $29,855
8/01/00              $2,586           $29,125
8/02/00              $2,611           $28,871
8/03/00              $2,508           $29,972
8/04/00              $2,515           $29,932
8/07/00              $2,449           $30,691
8/08/00              $2,467           $30,492
8/09/00              $2,464           $30,547
8/10/00              $2,528           $29,738
8/11/00              $2,495           $30,147
8/14/00              $2,443           $30,767
8/15/00              $2,441           $30,792
8/16/00              $2,444           $30,781
8/17/00              $2,373           $31,685
8/18/00              $2,388           $31,494
8/21/00              $2,376           $31,660
8/22/00              $2,379           $31,663
8/23/00              $2,337           $32,234
8/24/00              $2,305           $32,669
8/25/00              $2,316           $32,518
8/28/00              $2,304           $32,708
8/29/00              $2,305           $32,689
8/30/00              $2,294           $32,828
8/31/00              $2,236           $33,728
9/01/00              $2,222           $33,908
9/05/00              $2,284           $32,979
9/06/00              $2,369           $31,743
9/07/00              $2,301           $32,701
9/08/00              $2,381           $31,543
9/11/00              $2,449           $30,661
9/12/00              $2,479           $30,331
9/13/00              $2,427           $30,950
9/14/00              $2,431           $30,914
9/15/00              $2,472           $30,409
9/18/00              $2,534           $29,658
9/19/00              $2,413           $31,071
9/20/00              $2,389           $31,353
9/21/00              $2,436           $30,755
9/22/00              $2,447           $30,615
9/25/00              $2,503           $29,960
9/26/00              $2,538           $29,634
9/27/00              $2,546           $29,545
9/28/00              $2,437           $30,813
9/29/00              $2,540           $29,535
10/02/00             $2,618           $28,603
10/03/00             $2,701           $27,737
10/04/00             $2,622           $28,565
10/05/00             $2,645           $28,325
10/06/00             $2,734           $27,395
10/09/00             $2,729           $27,453
10/10/00             $2,837           $26,372
10/11/00             $2,917           $25,646
10/12/00             $3,004           $24,852
10/13/00             $2,735           $27,112
10/16/00             $2,757           $26,878
10/17/00             $2,824           $26,239
10/18/00             $2,854           $25,967
10/19/00             $2,619           $28,148
10/20/00             $2,580           $28,592
10/23/00             $2,603           $28,305
10/24/00             $2,659           $27,737
10/25/00             $2,857           $25,705
10/26/00             $2,804           $26,197
10/27/00             $2,797           $26,264
10/30/00             $2,881           $25,485
10/31/00             $2,695           $27,150
11/01/00             $2,739           $26,678
11/02/00             $2,671           $27,366
11/03/00             $2,661           $27,477
11/06/00             $2,689           $27,217
11/07/00             $2,695           $27,127
11/08/00             $2,880           $25,303
11/09/00             $2,884           $25,287
11/10/00             $3,043           $23,907
11/13/00             $3,102           $23,463
11/14/00             $2,888           $25,141
11/15/00             $2,846           $25,449
11/16/00             $2,992           $24,196
11/17/00             $2,979           $24,275
11/20/00             $3,128           $23,098
11/21/00             $3,132           $23,049
11/23/00             $3,269           $22,071
11/24/00             $3,076           $23,409
11/27/00             $3,140           $22,907
11/28/00             $3,307           $21,681
11/29/00             $3,331           $21,530
11/30/00             $3,458           $20,733
12/01/00             $3,397           $21,090
12/04/00             $3,388           $21,129
12/05/00             $3,000           $23,598
12/06/00             $3,114           $22,695
12/07/00             $3,140           $22,498
12/08/00             $2,945           $23,949
12/11/00             $2,858           $24,591
12/12/00             $2,975           $23,683
12/13/00             $3,100           $22,738
12/14/00             $3,227           $21,831
12/15/00             $3,333           $21,088
12/18/00             $3,345           $21,035
12/19/00             $3,544           $19,849
12/20/00             $3,806           $18,283
12/21/00             $3,787           $18,403
12/22/00             $3,445           $20,152
12/26/00             $3,485           $19,890
12/26/00             $3,485           $20,152
12/27/00             $3,412           $20,350
12/28/00             $3,409           $20,386
12/29/00             $3,577           $19,370
1/02/01              $3,899           $17,608
1/03/01              $3,191           $20,914
1/04/01              $3,273           $20,348
1/05/01              $3,533           $18,759
1/08/01              $3,512           $18,872
1/09/01              $3,469           $19,119
1/10/01              $3,321           $19,965
1/11/01              $3,170           $20,880
1/12/01              $3,194           $20,729
1/16/01              $3,234           $20,437
1/17/01              $3,124           $21,164
1/18/01              $2,983           $22,089
1/19/01              $3,005           $21,967
1/22/01              $3,020           $21,863
1/23/01              $2,931           $22,582
1/24/01              $2,935           $22,552
1/25/01              $3,067           $21,472
1/26/01              $3,033           $21,769
1/29/01              $2,961           $22,288
1/30/01              $2,973           $22,219
1/31/01              $3,072           $21,448
2/01/01              $3,058           $21,565
2/02/01              $3,221           $20,449
2/05/01              $3,225           $20,408
2/06/01              $3,217           $20,458
2/07/01              $3,299           $19,932
2/08/01              $3,377           $19,485
2/09/01              $3,512           $18,708
2/12/01              $3,473           $18,916
2/13/01              $3,597           $18,267
2/14/01              $3,433           $19,073
2/15/01              $3,335           $19,612
2/16/01              $3,563           $18,301
2/20/01              $3,744           $17,330
2/21/01              $3,811           $17,027
2/22/01              $3,861           $16,811
2/23/01              $3,815           $17,007
2/26/01              $3,743           $17,351
2/27/01              $3,973           $16,250
2/28/01              $4,088           $15,785
3/01/01              $3,960           $16,279
3/02/01              $4,137           $15,562
3/05/01              $4,058           $15,854
3/06/01              $3,930           $16,347
3/07/01              $3,894           $16,512
3/08/01              $4,006           $16,032
3/09/01              $4,239           $14,997
3/12/01              $4,580           $13,902
3/13/01              $4,282           $14,804
3/14/01              $4,390           $14,435
3/15/01              $4,511           $14,044
3/16/01              $4,645           $13,627
3/19/01              $4,415           $14,314
3/20/01              $4,709           $13,354
3/21/01              $4,735           $13,276
3/22/01              $4,447           $14,077
3/23/01              $4,442           $14,103
3/26/01              $4,515           $13,871
3/27/01              $4,359           $14,357
3/28/01              $4,695           $13,253
3/29/01              $4,808           $12,930
3/30/01              $4,779           $13,013

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 3-31-01

                                                                      INVESTOR CLASS               C CLASS
                                                                         (9-3-98)                  (3-7-01)
                                                              -------------------------------   --------------
--------------------------------------------------------------------------------------------------------------
                                                                   ONE             SINCE            SINCE
                                                                   YEAR          INCEPTION        INCEPTION
--------------------------------------------------------------------------------------------------------------
Arktos Fund                                                           104.93%          -24.83%           22.65%
NASDAQ 100 Index-Registered Trademark-                                -64.23%           10.78%          -21.19%
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR C CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

LARGE-CAP EUROPE FUND

OBJECTIVE: TO PROVIDE INVESTMENT RETURNS THAT CORRELATE TO THE PERFORMANCE OF THE DOW JONES STOXX 50 INDEX.

INCEPTION: MAY 8, 2000

The Large-Cap Europe Fund invests principally in securities of companies included on the Stoxx 50 Index and in leveraged instruments such as equity swap agreements and futures contracts. In order to enhance returns, leverage will be consistently applied to increase the Fund's exposure to approximately 125% of the Stoxx 50 Index. For the period beginning May 8, 2000 (the inception date for the Large-Cap Europe Fund), the Stoxx 50 Index returned a loss of 20.51%. The Large-Cap Europe Fund posted a loss of 29.12% for the same period. Despite the fact that a slowing U.S. economy is likely to have negative repercussions overseas, economists continue to forecast that Europe's economic growth will exceed the U.S.'s in 2001. With many European blue-chip companies selling at lower multiples than their U.S. counterparts, this may be a good time for U.S. investors to diversify into European stocks.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          RYDEX LARGE-CAP EUROPE FUND  DOW JONES STOXX 50 INDEX
5/08/00                       $10,000                   $10,000
5/09/00                        $9,804                    $9,881
5/10/00                        $9,520                    $9,651
5/11/00                        $9,872                    $9,813
5/12/00                       $10,024                   $10,147
5/15/00                       $10,192                    $9,916
5/16/00                       $10,156                   $10,059
5/17/00                        $9,864                    $9,787
5/18/00                        $9,712                    $9,849
5/19/00                        $9,416                    $9,568
5/22/00                        $9,436                    $9,431
5/23/00                        $9,256                    $9,533
5/24/00                        $9,440                    $9,408
5/25/00                        $9,396                    $9,719
5/26/00                        $9,688                    $9,816
5/30/00                       $10,344                   $10,103
5/31/00                       $10,236                   $10,241
6/01/00                       $10,512                   $10,304
6/02/00                       $10,936                   $10,787
6/05/00                       $10,812                   $10,656
6/06/00                       $10,736                   $10,670
6/07/00                       $10,912                   $10,672
6/08/00                       $10,708                   $10,613
6/09/00                       $10,648                   $10,572
6/12/00                       $10,672                   $10,595
6/13/00                       $10,932                   $10,662
6/14/00                       $10,872                   $10,723
6/15/00                       $10,800                   $10,649
6/16/00                       $10,832                   $10,691
6/19/00                       $10,828                   $10,532
6/20/00                       $10,684                   $10,633
6/21/00                       $10,640                   $10,442
6/22/00                       $10,316                   $10,308
6/23/00                       $10,112                   $10,276
6/26/00                       $10,196                   $10,241
6/27/00                       $10,276                   $10,267
6/28/00                       $10,252                   $10,235
6/29/00                       $10,072                   $10,038
6/30/00                       $10,216                   $10,172
7/03/00                       $10,420                   $10,328
7/05/00                       $10,132                   $10,267
7/06/00                       $10,432                   $10,289
7/07/00                       $10,552                   $10,493
7/10/00                       $10,556                   $10,536
7/11/00                       $10,468                   $10,471
7/12/00                       $10,484                   $10,438
7/13/00                       $10,456                   $10,440
7/17/00                       $10,572                   $10,532
7/18/00                       $10,284                   $10,280
7/19/00                       $10,224                   $10,284
7/20/00                       $10,364                   $10,414
7/21/00                       $10,116                   $10,239
7/24/00                       $10,092                   $10,238
7/25/00                       $10,304                   $10,252
7/26/00                       $10,216                   $10,349
7/27/00                        $9,904                    $9,980
7/28/00                        $9,660                    $9,842
7/31/00                        $9,868                    $9,985
8/01/00                        $9,748                    $9,840
8/02/00                        $9,676                    $9,864
8/03/00                        $9,676                    $9,678
8/04/00                        $9,572                    $9,757
8/07/00                        $9,740                    $9,830
8/08/00                        $9,672                    $9,794
8/09/00                        $9,724                    $9,881
8/10/00                        $9,724                    $9,916
8/11/00                        $9,852                    $9,895
8/14/00                        $9,996                    $9,985
8/15/00                        $9,928                   $10,025
8/16/00                        $9,980                   $10,117
8/17/00                       $10,032                   $10,072
8/18/00                        $9,884                    $9,975
8/21/00                        $9,792                    $9,925
8/22/00                        $9,792                    $9,925
8/23/00                        $9,832                    $9,949
8/24/00                        $9,848                    $9,914
8/25/00                        $9,896                    $9,961
8/28/00                        $9,844                    $9,978
8/29/00                        $9,784                    $9,861
8/30/00                        $9,720                    $9,851
8/31/00                        $9,800                    $9,846
9/01/00                       $10,160                   $10,184
9/05/00                        $9,948                   $10,101
9/06/00                        $9,692                    $9,859
9/07/00                        $9,820                    $9,917
9/08/00                        $9,480                    $9,696
9/11/00                        $9,360                    $9,595
9/12/00                        $9,340                    $9,605
9/13/00                        $9,268                    $9,439
9/14/00                        $9,340                    $9,593
9/15/00                        $9,100                    $9,422
9/18/00                        $8,992                    $9,385
9/19/00                        $9,188                    $9,361
9/20/00                        $8,912                    $9,197
9/21/00                        $8,836                    $9,034
9/22/00                        $9,172                    $9,317
9/25/00                        $9,036                    $9,364
9/26/00                        $8,992                    $9,352
9/27/00                        $9,168                    $9,396
9/28/00                        $9,216                    $9,288
9/29/00                        $9,008                    $9,331
10/02/00                       $9,096                    $9,340
10/03/00                       $9,096                    $9,395
10/04/00                       $9,164                    $9,344
10/05/00                       $9,108                    $9,355
10/06/00                       $8,928                    $9,317
10/09/00                       $8,912                    $9,110
10/10/00                       $8,820                    $9,181
10/11/00                       $8,632                    $8,948
10/12/00                       $8,504                    $9,004
10/13/00                       $8,792                    $9,008
10/16/00                       $8,608                    $8,994
10/17/00                       $8,476                    $8,937
10/18/00                       $8,332                    $8,711
10/19/00                       $8,716                    $8,997
10/20/00                       $8,732                    $9,012
10/23/00                       $8,716                    $9,023
10/24/00                       $8,864                    $9,042
10/25/00                       $8,536                    $9,007
10/26/00                       $8,692                    $8,938
10/27/00                       $8,828                    $9,094
10/30/00                       $8,892                    $9,133
10/31/00                       $9,164                    $9,293
11/01/00                       $9,140                    $9,421
11/02/00                       $9,036                    $9,337
11/03/00                       $9,108                    $9,386
11/06/00                       $8,952                    $9,286
11/07/00                       $9,008                    $9,316
11/08/00                       $8,872                    $9,248
11/09/00                       $8,904                    $9,281
11/10/00                       $8,664                    $9,090
11/13/00                       $8,612                    $8,946
11/14/00                       $8,940                    $9,196
11/15/00                       $8,912                    $9,256
11/16/00                       $8,736                    $9,141
11/17/00                       $8,732                    $9,081
11/20/00                       $8,472                    $8,943
11/21/00                       $8,576                    $8,940
11/23/00                       $8,224                    $8,711
11/24/00                       $8,492                    $8,915
11/27/00                       $8,664                    $9,080
11/28/00                       $8,508                    $8,940
11/29/00                       $8,516                    $8,953
11/30/00                       $8,468                    $8,911
12/01/00                       $8,612                    $9,093
12/04/00                       $8,756                    $9,076
12/05/00                       $9,064                    $9,257
12/06/00                       $8,852                    $9,287
12/07/00                       $8,908                    $9,260
12/08/00                       $8,932                    $9,282
12/11/00                       $9,040                    $9,384
12/12/00                       $8,984                    $9,366
12/13/00                       $8,888                    $9,315
12/14/00                       $8,792                    $9,269
12/15/00                       $8,704                    $9,114
12/18/00                       $8,728                    $9,182
12/19/00                       $8,728                    $9,285
12/20/00                       $8,432                    $9,088
12/21/00                       $8,508                    $9,044
12/22/00                       $8,776                    $9,179
12/26/00                       $8,776                    $9,179
12/26/00                       $8,776                    $9,179
12/27/00                       $8,908                    $9,330
12/28/00                       $8,988                    $9,391
12/29/00                       $9,020                    $9,493
1/02/01                        $8,916                    $9,320
1/03/01                        $9,288                    $9,132
1/04/01                        $9,064                    $9,508
1/05/01                        $8,996                    $9,542
1/08/01                        $9,068                    $9,361
1/09/01                        $8,824                    $9,205
1/10/01                        $8,732                    $9,043
1/11/01                        $9,064                    $9,353
1/12/01                        $8,972                    $9,409
1/16/01                        $8,860                    $9,254
1/17/01                        $8,880                    $9,419
1/18/01                        $9,148                    $9,452
1/19/01                        $8,880                    $9,295
1/22/01                        $8,868                    $9,356
1/23/01                        $8,996                    $9,329
1/24/01                        $8,832                    $9,277
1/25/01                        $8,912                    $9,332
1/26/01                        $8,908                    $9,348
1/29/01                        $8,880                    $9,266
1/30/01                        $8,908                    $9,304
1/31/01                        $8,932                    $9,439
2/01/01                        $8,928                    $9,328
2/02/01                        $8,736                    $9,262
2/05/01                        $8,900                    $9,295
2/06/01                        $8,764                    $9,271
2/07/01                        $8,604                    $9,103
2/08/01                        $8,440                    $9,010
2/09/01                        $8,400                    $8,938
2/12/01                        $8,620                    $9,073
2/13/01                        $8,340                    $8,983
2/14/01                        $8,352                    $8,848
2/15/01                        $8,256                    $8,830
2/16/01                        $8,052                    $8,705
2/20/01                        $7,856                    $8,544
2/21/01                        $7,700                    $8,423
2/22/01                        $7,760                    $8,370
2/23/01                        $7,668                    $8,292
2/26/01                        $7,796                    $8,298
2/27/01                        $7,656                    $8,378
2/28/01                        $7,740                    $8,376
3/01/01                        $7,816                    $8,382
3/02/01                        $7,836                    $8,452
3/05/01                        $7,964                    $8,510
3/06/01                        $8,020                    $8,682
3/07/01                        $8,060                    $8,626
3/08/01                        $8,056                    $8,616
3/09/01                        $7,852                    $8,511
3/12/01                        $7,456                    $8,250
3/13/01                        $7,508                    $8,080
3/14/01                        $7,112                    $7,936
3/15/01                        $7,316                    $7,881
3/16/01                        $7,016                    $7,779
3/19/01                        $7,160                    $7,730
3/20/01                        $7,024                    $7,941
3/21/01                        $6,876                    $7,712
3/22/01                        $6,640                    $7,314
3/23/01                        $6,796                    $7,491
3/26/01                        $7,068                    $7,822
3/27/01                        $7,400                    $8,000
3/28/01                        $7,000                    $7,790
3/29/01                        $7,000                    $7,765
3/30/01                        $7,088                    $7,949

AVERAGE ANNUAL TOTAL RETURNS FOR PERIOD ENDED 3-31-01

                                                               H CLASS (5-8-00)
                                                              ------------------
--------------------------------------------------------------------------------
                                                               SINCE INCEPTION
--------------------------------------------------------------------------------
Large-Cap Europe Fund                                                   -29.12%
Dow Jones Stoxx 50 Index                                                -20.51%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES STOXX 50 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

LARGE-CAP JAPAN FUND

OBJECTIVE: TO PROVIDE INVESTMENT RETURNS THAT CORRELATE TO THE PERFORMANCE OF THE TOPIX 100 INDEX.

INCEPTION: MAY 8, 2000

The Large-Cap Japan Fund invests primarily in securities of companies included on the Topix 100 Index and in leveraged instruments, such as equity swap agreements and futures contracts. In order to enhance returns, leverage will be consistently applied to increase the Fund's exposure to approximately 125% of the Topix 100 Index. For the period beginning May 8, 2000 (the inception date for the Large-Cap Japan Fund) and ended March 31, 2001, the Topix 100 Index posted a loss of 30.09%. For the same period, the Large-Cap Japan Fund posted a loss of 47.84%. After a long period of economic recession, Japanese voters recently elected a new prime minister, raising new optimism that much-needed economic reforms are forthcoming.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          RYDEX LARGE-CAP JAPAN FUND  TOPIX 100 INDEX
5/08/00                      $10,000          $10,000
5/09/00                       $9,668           $9,779
5/10/00                       $9,532           $9,677
5/11/00                       $9,516           $9,368
5/12/00                       $9,356           $9,540
5/15/00                       $9,296           $9,417
5/16/00                       $9,520           $9,515
5/17/00                       $9,180           $9,463
5/18/00                       $9,200           $9,356
5/19/00                       $8,836           $9,280
5/22/00                       $8,488           $8,907
5/23/00                       $8,460           $8,950
5/24/00                       $8,568           $8,761
5/25/00                       $8,544           $8,911
5/26/00                       $8,616           $8,887
5/30/00                       $8,876           $8,909
5/31/00                       $8,492           $8,819
6/01/00                       $8,664           $8,866
6/02/00                       $9,024           $9,105
6/05/00                       $9,048           $9,337
6/06/00                       $9,120           $9,408
6/07/00                       $9,272           $9,406
6/08/00                       $9,148           $9,342
6/09/00                       $9,004           $9,269
6/12/00                       $8,992           $9,267
6/13/00                       $8,952           $9,149
6/14/00                       $8,772           $9,060
6/15/00                       $8,424           $8,727
6/16/00                       $8,404           $8,750
6/19/00                       $8,728           $8,968
6/20/00                       $8,816           $9,160
6/21/00                       $8,956           $9,323
6/22/00                       $9,048           $9,385
6/23/00                       $8,920           $9,236
6/26/00                       $8,832           $9,051
6/27/00                       $8,984           $9,254
6/28/00                       $9,064           $9,252
6/29/00                       $9,036           $9,380
7/03/00                       $8,960           $9,054
7/05/00                       $8,800           $9,183
7/06/00                       $8,796           $9,105
7/07/00                       $8,852           $9,072
7/10/00                       $9,012           $9,266
7/11/00                       $8,888           $9,232
7/12/00                       $8,808           $9,107
7/13/00                       $8,572           $8,930
7/14/00                       $8,652           $8,990
7/17/00                       $8,636           $8,963
7/18/00                       $8,264           $8,744
7/19/00                       $8,212           $8,718
7/21/00                       $8,084           $8,576
7/24/00                       $8,016           $8,502
7/25/00                       $8,032           $8,457
7/26/00                       $7,932           $8,471
7/27/00                       $7,760           $8,310
7/28/00                       $7,504           $8,173
7/31/00                       $7,804           $8,215
8/01/00                       $7,736           $8,359
8/02/00                       $7,864           $8,391
8/03/00                       $7,760           $8,319
8/04/00                       $7,704           $8,231
8/07/00                       $7,816           $8,324
8/08/00                       $7,828           $8,300
8/09/00                       $7,888           $8,411
8/10/00                       $7,768           $8,316
8/11/00                       $7,912           $8,367
8/14/00                       $7,876           $8,312
8/15/00                       $7,856           $8,364
8/16/00                       $7,816           $8,362
8/17/00                       $7,760           $8,277
8/18/00                       $7,816           $8,358
8/21/00                       $7,804           $8,263
8/22/00                       $7,952           $8,417
8/23/00                       $8,104           $8,582
8/24/00                       $8,240           $8,668
8/25/00                       $8,408           $8,801
8/28/00                       $8,664           $8,963
8/29/00                       $8,580           $8,979
8/30/00                       $8,364           $8,808
8/31/00                       $8,432           $8,758
9/01/00                       $8,452           $8,821
9/05/00                       $8,188           $8,705
9/06/00                       $8,200           $8,661
9/07/00                       $8,420           $8,746
9/08/00                       $8,348           $8,808
9/11/00                       $8,084           $8,610
9/12/00                       $8,028           $8,514
9/13/00                       $8,168           $8,589
9/14/00                       $8,136           $8,559
9/18/00                       $8,040           $8,582
9/19/00                       $8,260           $8,621
9/20/00                       $8,320           $8,827
9/21/00                       $8,288           $8,766
9/22/00                       $8,036           $8,345
9/25/00                       $7,944           $8,448
9/26/00                       $7,900           $8,440
9/27/00                       $7,820           $8,299
9/28/00                       $7,884           $8,231
9/29/00                       $7,800           $8,348
10/02/00                      $7,924           $8,434
10/03/00                      $7,996           $8,494
10/04/00                      $8,156           $8,548
10/05/00                      $8,084           $8,533
10/06/00                      $7,956           $8,522
10/10/00                      $7,920           $8,470
10/11/00                      $7,680           $8,338
10/12/00                      $7,632           $8,311
10/13/00                      $7,824           $8,215
10/16/00                      $7,692           $8,263
10/17/00                      $7,584           $8,198
10/18/00                      $7,432           $8,027
10/19/00                      $7,612           $7,994
10/20/00                      $7,604           $8,138
10/23/00                      $7,520           $8,100
10/24/00                      $7,488           $8,135
10/25/00                      $7,304           $8,017
10/26/00                      $7,388           $8,003
10/27/00                      $7,480           $7,946
10/30/00                      $7,236           $7,823
10/31/00                      $7,300           $7,778
11/01/00                      $7,460           $8,088
11/02/00                      $7,612           $8,124
11/03/00                      $7,708           $8,211
11/06/00                      $7,792           $8,349
11/07/00                      $7,816           $8,376
11/08/00                      $7,672           $8,353
11/09/00                      $7,528           $8,173
11/10/00                      $7,344           $8,060
11/13/00                      $7,324           $7,956
11/14/00                      $7,416           $7,869
11/15/00                      $7,296           $7,926
11/16/00                      $7,060           $7,772
11/17/00                      $7,152           $7,778
11/20/00                      $6,952           $7,648
11/21/00                      $6,848           $7,553
11/23/00                      $6,620           $7,448
11/24/00                      $6,652           $7,320
11/27/00                      $6,772           $7,480
11/28/00                      $6,740           $7,544
11/29/00                      $6,652           $7,373
11/30/00                      $6,716           $7,505
12/01/00                      $6,924           $7,561
12/04/00                      $6,884           $7,604
12/05/00                      $6,928           $7,480
12/06/00                      $6,836           $7,645
12/07/00                      $6,808           $7,540
12/08/00                      $6,868           $7,467
12/11/00                      $6,948           $7,613
12/12/00                      $6,896           $7,618
12/13/00                      $6,780           $7,557
12/14/00                      $6,652           $7,431
12/15/00                      $6,492           $7,284
12/18/00                      $6,408           $7,272
12/19/00                      $6,284           $7,112
12/20/00                      $6,032           $6,927
12/21/00                      $5,924           $6,749
12/22/00                      $6,024           $6,730
12/26/00                      $6,024           $6,894
12/26/00                      $5,984           $6,894
12/27/00                      $5,960           $6,811
12/28/00                      $5,912           $6,780
12/29/00                      $5,876           $6,744
1/02/01                       $5,876           $6,744
1/03/01                       $5,876           $6,744
1/04/01                       $5,868           $6,700
1/05/01                       $5,816           $6,772
1/08/01                       $5,816           $6,772
1/09/01                       $5,752           $6,616
1/10/01                       $5,692           $6,538
1/11/01                       $5,528           $6,336
1/12/01                       $5,496           $6,322
1/16/01                       $5,680           $6,559
1/17/01                       $5,760           $6,598
1/18/01                       $6,060           $6,826
1/19/01                       $5,988           $6,872
1/22/01                       $6,080           $6,940
1/23/01                       $6,048           $6,866
1/24/01                       $5,880           $6,775
1/25/01                       $5,896           $6,827
1/26/01                       $5,872           $6,734
1/29/01                       $5,964           $6,795
1/30/01                       $5,976           $6,836
1/31/01                       $5,884           $6,800
2/01/01                       $5,924           $6,829
2/02/01                       $5,788           $6,738
2/05/01                       $5,816           $6,651
2/06/01                       $5,748           $6,614
2/07/01                       $5,676           $6,606
2/08/01                       $5,560           $6,466
2/09/01                       $5,592           $6,509
2/12/01                       $5,636           $6,511
2/13/01                       $5,616           $6,505
2/14/01                       $5,576           $6,474
2/15/01                       $5,688           $6,551
2/16/01                       $5,468           $6,480
2/20/01                       $5,480           $6,465
2/21/01                       $5,396           $6,374
2/22/01                       $5,444           $6,389
2/23/01                       $5,564           $6,519
2/26/01                       $5,644           $6,526
2/27/01                       $5,492           $6,469
2/28/01                       $5,436           $6,340
3/01/01                       $5,308           $6,253
3/02/01                       $5,060           $6,030
3/05/01                       $5,016           $5,980
3/06/01                       $5,224           $6,151
3/07/01                       $5,212           $6,180
3/08/01                       $5,236           $6,189
3/09/01                       $5,144           $6,197
3/12/01                       $4,880           $5,983
3/13/01                       $4,904           $5,822
3/14/01                       $4,580           $5,711
3/15/01                       $4,824           $5,855
3/16/01                       $4,832           $5,829
3/19/01                       $4,872           $5,819
3/20/01                       $4,840           $5,819
3/21/01                       $5,188           $6,206
3/22/01                       $5,164           $6,123
3/23/01                       $5,476           $6,290
3/26/01                       $5,712           $6,549
3/27/01                       $5,792           $6,546
3/28/01                       $5,512           $6,574
3/29/01                       $5,308           $6,186
3/30/01                       $5,216           $6,991

AVERAGE ANNUAL TOTAL RETURNS FOR PERIOD ENDED 3-31-01

                                                               H CLASS (5-8-00)
                                                              ------------------
--------------------------------------------------------------------------------
                                                               SINCE INCEPTION
--------------------------------------------------------------------------------
Large-Cap Japan Fund                                                    -47.84%
Topix 100 Index                                                         -30.09%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE TOPIX 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

MEKROS FUND

OBJECTIVE: TO PROVIDE INVESTMENT RETURNS THAT CORRESPOND TO THE PERFORMANCE OF THE RUSSELL 2000 INDEX.

INCEPTION: NOVEMBER 1, 2000

The Mekros Fund seeks to provide investment results that correlate to the performance of the Russell 2000-Registered Trademark- Index. For the fiscal year ending March 31, 2001, the Russell 2000 posted a 16.43% loss. For the period beginning November 1, 2000 (the inception date for the Mekros Fund) and ending March 31, 2001, the index posted a 9.02% loss. The Mekros Fund's return for this same period was -20.04%. Due to mathematical effects of compounding and the pattern of market fluctuations during a given period, a leveraged fund's cumulative returns may not exhibit the same leverage factor as its daily returns.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          RYDEX SMALL-CAP MEKROS FUND  RUSSELL 2000 INDEX
11/01/00                      $10,000             $10,000
11/02/00                      $10,312             $10,238
11/03/00                      $10,332             $10,254
11/06/00                      $10,208             $10,177
11/07/00                      $10,268             $10,219
11/08/00                      $10,104             $10,111
11/09/00                       $9,940             $10,003
11/10/00                       $9,500              $9,712
11/13/00                       $9,372              $9,624
11/14/00                       $9,652              $9,833
11/15/00                       $9,792              $9,932
11/16/00                       $9,480              $9,727
11/17/00                       $9,504              $9,746
11/20/00                       $9,132              $9,496
11/21/00                       $9,032              $9,427
11/23/00                       $8,756              $9,247
11/24/00                       $9,148              $9,529
11/27/00                       $9,140              $9,526
11/28/00                       $8,764              $9,270
11/29/00                       $8,636              $9,181
11/30/00                       $8,388              $9,006
12/01/00                       $8,672              $9,226
12/04/00                       $8,480              $9,095
12/05/00                       $9,068              $9,515
12/06/00                       $8,840              $9,361
12/07/00                       $8,764              $9,312
12/08/00                       $9,268              $9,675
12/11/00                       $9,496              $9,839
12/12/00                       $9,216              $9,648
12/13/00                       $8,988              $9,490
12/14/00                       $8,752              $9,326
12/15/00                       $8,636              $9,250
12/18/00                       $8,780              $9,355
12/19/00                       $8,652              $9,265
12/20/00                       $8,220              $8,962
12/21/00                       $8,308              $9,028
12/22/00                       $8,308              $9,350
12/26/00                       $8,844              $9,423
12/26/00                       $8,844              $9,350
12/27/00                       $8,924              $9,679
12/28/00                       $9,632              $9,977
12/29/00                       $9,324              $9,765
1/02/01                        $8,700              $9,340
1/03/01                        $9,292              $9,782
1/04/01                        $9,076              $9,637
1/05/01                        $8,668              $9,353
1/08/01                        $8,616              $9,323
1/09/01                        $8,680              $9,369
1/10/01                        $9,000              $9,602
1/11/01                        $9,232              $9,771
1/12/01                        $9,280              $9,810
1/16/01                        $9,492              $9,962
1/17/01                        $9,492              $9,965
1/18/01                        $9,524              $9,989
1/19/01                        $9,320              $9,857
1/22/01                        $9,372              $9,898
1/23/01                        $9,712             $10,139
1/24/01                        $9,716             $10,143
1/25/01                        $9,620             $10,077
1/26/01                        $9,600             $10,071
1/29/01                        $9,868             $10,257
1/30/01                        $9,972             $10,333
1/31/01                        $9,876             $10,266
2/01/01                        $9,888             $10,278
2/02/01                        $9,668             $10,128
2/05/01                        $9,644             $10,112
2/06/01                        $9,788             $10,214
2/07/01                        $9,824             $10,240
2/08/01                        $9,700             $10,156
2/09/01                        $9,524             $10,038
2/12/01                        $9,760             $10,205
2/13/01                        $9,688             $10,149
2/14/01                        $9,712             $10,168
2/15/01                        $9,864             $10,276
2/16/01                        $9,580             $10,083
2/20/01                        $9,340              $9,918
2/21/01                        $9,120              $9,764
2/22/01                        $8,944              $9,638
2/23/01                        $8,940              $9,642
2/26/01                        $9,244              $9,861
2/27/01                        $8,968              $9,668
2/28/01                        $8,960              $9,580
3/01/01                        $8,800              $9,558
3/02/01                        $8,916              $9,630
3/05/01                        $8,884              $9,608
3/06/01                        $9,028              $9,716
3/07/01                        $9,128              $9,791
3/08/01                        $9,032              $9,724
3/09/01                        $8,800              $9,565
3/12/01                        $8,360              $9,257
3/13/01                        $8,460              $9,335
3/14/01                        $8,220              $9,162
3/15/01                        $8,144              $9,131
3/16/01                        $7,860              $8,922
3/19/01                        $8,112              $9,113
3/20/01                        $7,916              $8,976
3/21/01                        $7,680              $8,800
3/22/01                        $7,600              $8,740
3/23/01                        $7,868              $8,952
3/26/01                        $7,968              $9,035
3/27/01                        $8,112              $9,146
3/28/01                        $7,824              $8,930
3/29/01                        $7,804              $8,917
3/30/01                        $7,996              $9,098

AVERAGE ANNUAL TOTAL RETURNS FOR PERIOD ENDED 3-31-01

                                                              H CLASS (11-1-00)     C CLASS (1-23-01)
                                                             -------------------   -------------------
------------------------------------------------------------------------------------------------------
                                                               SINCE INCEPTION       SINCE INCEPTION
------------------------------------------------------------------------------------------------------
Mekros Fund                                                            -20.04%               -17.67%
Russell 2000 Index                                                      -9.02%               -10.26%
------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON H CLASS SHARES ONLY; PERFORMANCE FOR C CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

                               RYDEX SERIES FUNDS

                                   NOVA FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                               MARKET
                                                                VALUE
                                               SHARES        (NOTE 1)
                                           ----------    ------------
COMMON STOCKS 89.7%
General Electric Co....................       224,612    $  9,402,258
Microsoft Corp.*.......................       120,872       6,610,188
Exxon Mobil Corp.......................        78,796       6,382,476
Pfizer, Inc............................       143,014       5,856,423
Citigroup, Inc.........................       113,950       5,125,471
Wal-Mart Stores, Inc...................       101,249       5,113,075
American International Group...........        52,765       4,247,583
Intel Corp.............................       152,558       4,014,182
Merck & Co., Inc.......................        52,275       3,967,673
AOL Time Warner, Inc...................        98,092       3,938,394
International Business Machines
  Corp.................................        39,769       3,824,982
SBC Communications, Inc................        76,731       3,424,505
Verizon Communications, Inc............        61,182       3,016,273
Johnson & Johnson......................        31,510       2,756,180
Royal Dutch Petroleum Co...............        48,613       2,695,100
Bristol-Myers Squibb Co................        44,326       2,632,964
Cisco Systems, Inc.*...................       163,100       2,579,019
Coca-Cola Co...........................        56,209       2,538,398
Philip Morris Co., Inc.................        50,403       2,391,622
Home Depot, Inc........................        52,498       2,262,664
Bank of America Corp...................        36,892       2,019,837
Eli Lilly & Co.........................        25,553       1,958,893
JP Morgan Chase & Co...................        43,126       1,936,357
Wells Fargo & Co.......................        38,743       1,916,616
Oracle Corp............................       126,890       1,900,812
Procter & Gamble Co....................        29,556       1,850,202
Fannie Mae.............................        22,834       1,817,586
AT&T Corp..............................        85,078       1,812,161
Viacom, Inc.-Class B*..................        40,914       1,798,989
American Home Products Corp............        29,708       1,745,345
BellSouth Corp.........................        42,342       1,732,635
Tyco International, Ltd................        39,645       1,713,853
                                                               MARKET
                                                                VALUE
                                               SHARES        (NOTE 1)
                                           ----------    ------------
Abbott Laboratories....................        35,062    $  1,654,576
Dell Computer Corp.*...................        58,641       1,506,341
Pharmacia Corp.........................        29,233       1,472,466
EMC Corp-Mass..........................        49,598       1,458,181
Pepsico, Inc...........................        32,723       1,438,176
Amgen, Inc.............................        23,413       1,409,170
Hewlett-Packard Co.....................        44,848       1,402,397
Morgan Stanley Dean Witter & Co........        25,408       1,359,328
Walt Disney Co.........................        47,255       1,351,493
Qwest Communications International*....        37,540       1,315,773
Chevron Corp...........................        14,549       1,277,402
Medtronic, Inc.........................        27,235       1,245,729
American Express Co....................        30,148       1,245,112
WorldCom, Inc.*........................        65,265       1,219,640
Texas Instruments Inc..................        39,211       1,214,757
Schering-Plough Corp...................        33,142       1,210,677
Ford Motor Co..........................        42,504       1,195,212
Boeing Co..............................        20,171       1,123,726
Sun Microsystems, Inc.*................        72,967       1,121,503
Freddie Mac............................        15,754       1,021,332
Merrill Lynch & Co.....................        18,363       1,017,310
US Bancorp.............................        43,121       1,000,407
Nortel Networks Corp...................        70,166         985,832
Enron Corp.............................        16,923         983,226
Du Pont (E.I.) de Nemours & Co.........        23,642         962,229
Qualcomm, Inc.*........................        16,944         959,454
Bank One Corp..........................        26,225         948,821
Anheuser-Busch Co., Inc................        20,449         939,223
Walgreen Co............................        22,963         936,890
Minnesota Mining & Manufacturing
  Co...................................         8,939         928,762
FleetBoston Financial Corp.............        24,545         926,574
Comcast Corp...........................        20,445         857,412
Texaco, Inc............................        12,469         827,942

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     13

                               RYDEX SERIES FUNDS

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                               MARKET
                                                                VALUE
                                               SHARES        (NOTE 1)
                                           ----------    ------------
Bank of New York Co., Inc..............        16,785    $    826,493
Kimberly-Clark Corp....................        12,100         820,743
Applied Materials, Inc.*...............        18,387         799,835
McDonald's Corp........................        29,725         789,199
United Technologies Corp...............        10,617         778,226
Automatic Data Processing..............        14,304         777,852
Lucent Technologies, Inc...............        75,662         754,350
Schlumberger, Ltd......................        12,978         747,663
Gillette Co............................        23,877         744,246
Honeywell International, Inc...........        18,077         737,542
EL Paso Corp...........................        11,263         735,474
First Union Corp.......................        22,206         732,798
Target Corp............................        20,305         732,604
Clear Channel Communications...........        13,256         721,789
Colgate-Palmolive Co...................        12,972         716,833
Duke Energy Corp.......................        16,704         713,929
Motorola, Inc..........................        49,515         706,084
Alcoa, Inc.............................        19,608         704,908
Compaq Computer Corp...................        38,543         701,483
Allstate Corp..........................        16,577         695,239
Unilever NV............................        12,955         681,951
General Motors Corp....................        12,814         664,406
Cardinal Health, Inc...................         6,657         644,065
Washington Mutual, Inc.................        11,728         642,108
Dow Chemical Co........................        20,314         641,313
MBNA Corp..............................        19,309         639,128
Household International, Inc...........        10,672         632,209
Baxter International, Inc..............         6,667         627,631
Safeway, Inc.*.........................        11,358         626,394
Emerson Electric Co....................         9,681         600,222
Marsh & McLennan Cos...................         6,235         592,512
Electronic Data Systems Corp...........        10,600         592,116
Fifth Third Bancorp....................        10,467         559,330
                                                               MARKET
                                                                VALUE
                                               SHARES        (NOTE 1)
                                           ----------    ------------
Southern Co/The........................        15,321    $    537,614
JDS Uniphase Corp.*....................        29,104         536,605
First Data Corp........................         8,955         534,703
Micron Technology, Inc.................        12,846         533,494
Metlife, Inc...........................        17,329         520,736
CVS Corp...............................         8,881         519,450
Lowe's Co..............................         8,681         507,404
HCA -- The Healthcare Co...............        12,521         504,221
AES Corp...............................         9,826         490,907
Charles Schwab Corp....................        31,365         483,648
Kroger Co..............................        18,658         481,190
Exelon Corp............................         7,218         473,501
Kohls Corp.*...........................         7,518         463,785
Williams Cos., Inc.....................        10,731         459,823
The Gap, Inc...........................        19,261         456,871
Mellon Financial Corp..................        11,062         448,232
PNC Financial Services Group...........         6,551         443,830
Sprint Corp. (FON Group)...............        20,045         440,790
American General Corp..................        11,398         435,974
Suntrust Banks, Inc....................         6,713         435,002
Corning, Inc...........................        20,848         431,345
UnitedHealth Group Inc.................         7,226         428,213
Veritas Software Corp.*................         8,829         408,253
Sara Lee Corp..........................        18,904         407,948
Sysco Corp.............................        15,148         401,573
Sprint Corp. (PCS Group)*..............        21,134         401,546
Conoco, Inc. -- Class B................        14,127         399,088
Costco Wholesale Corp..................        10,137         397,877
International Paper Co.................        10,911         393,669
Illinois Tool Works....................         6,849         389,297
Tellabs, Inc.*.........................         9,306         378,638
Dynegy, Inc............................         7,326         373,699
Cigna Corp.............................         3,479         373,505
Alltel Corp............................         7,087         371,784
National City Corp.....................        13,792         368,936
Halliburton Co.........................        10,029         368,566

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     14

                               RYDEX SERIES FUNDS

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                               MARKET
                                                                VALUE
                                               SHARES        (NOTE 1)
                                           ----------    ------------
Carnival Corp..........................        13,252    $    366,683
Computer Associates International,
  Inc..................................        13,164         358,061
Gannett Co., Inc.......................         5,975         356,827
Anadarko Petroleum Corp................         5,640         354,079
Calpine Corp.*.........................         6,388         351,787
Dominion Resources, Inc................         5,421         349,492
Lockheed Martin Corp...................         9,765         348,122
Waste Management, Inc..................        14,092         348,072
Caterpillar, Inc.......................         7,794         345,898
American Electric Power................         7,300         343,100
State Street Corp......................         3,661         341,937
Lehman Brothers Holdings, Inc..........         5,400         338,580
Omnicom Group..........................         4,015         332,763
Aflac, Inc.............................        12,024         331,141
Phillips Petroleum Co..................         5,786         318,519
Providian Financial Corp...............         6,480         317,844
Tenet Healthcare Corp..................         7,185         316,140
H.J. Heinz Co..........................         7,864         316,133
BB&T Corp..............................         8,988         316,108
Union Pacific Corp.....................         5,619         316,069
Agilent Technologies, Inc.*............        10,266         315,474
Northern Trust Corp....................         5,028         314,250
Guidant Corp...........................         6,977         313,895
Paychex, Inc...........................         8,438         312,733
Albertson's, Inc.......................         9,550         303,881
Southwest Airlines.....................        17,060         302,815
Reliant Energy, Inc....................         6,682         302,361
Hartford Financial Services............         5,107         301,313
Linear Technology Corp.................         7,181         294,870
Analog Devices, Inc.*..................         8,105         293,725
Quaker Oats Co.........................         2,969         288,141
Chubb Corp.............................         3,962         287,007
Campbell Soup Co.......................         9,545         285,109
General Dynamics Corp..................         4,515         283,271
Tribune Co.............................         6,851         279,110
                                                               MARKET
                                                                VALUE
                                               SHARES        (NOTE 1)
                                           ----------    ------------
Wachovia Corp..........................         4,609    $    277,692
General Mills, Inc.....................         6,405         275,479
Solectron Corp.*.......................        14,425         274,219
Baker Hughes, Inc......................         7,527         273,305
Burlington Northern Santa Fe Corp......         8,950         271,901
Eastman Kodak Co.......................         6,804         271,412
Global Crossing, Ltd.*.................        20,077         270,839
USA Education, Inc.....................         3,718         270,113
FedEx Corp.*...........................         6,456         269,086
Maxim Integrated Products*.............         6,446         268,089
Sears, Roebuck And Co..................         7,574         267,135
Loews Corp.............................         4,471         265,622
Siebel Systems, Inc.*..................         9,738         264,874
McGraw-Hill Co., Inc...................         4,429         264,190
Alcan, Inc.............................         7,331         263,916
Xilinx, Inc.*..........................         7,473         262,489
Harley-Davidson, Inc...................         6,870         260,717
Weyerhaeuser Co........................         4,968         252,325
Keycorp................................         9,652         249,022
Kellogg Co.............................         9,195         248,541
Nike, Inc..............................         6,123         248,288
Nextel Communications, Inc.*...........        17,271         248,271
Capital One Financial Corp.............         4,465         247,808
Wm. Wrigley Jr. Co.....................         5,119         246,992
FPL Group, Inc.........................         4,009         245,752
Masco Corp.............................        10,115         244,176
TXU Corp...............................         5,852         241,805
Interpublic Group Cos., Inc............         6,977         239,660
May Department Stores Co...............         6,750         239,490
Forest Laboratories, Inc.*.............         3,974         235,420
Cendant Corp...........................        16,056         234,257
Golden West Financial Corp.............         3,585         232,667
XCEL Energy, Inc.......................         7,721         232,479

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     15

                               RYDEX SERIES FUNDS

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                               MARKET
                                                                VALUE
                                               SHARES        (NOTE 1)
                                           ----------    ------------
Stryker Corp...........................         4,433    $    231,624
Raytheon Co............................         7,703         226,314
Marriott International, Inc............         5,441         224,060
Allergan, Inc..........................         2,980         220,967
Conagra Foods, Inc.....................        12,088         220,485
Comverse Technology, Inc.*.............         3,731         219,719
Burlington Resources, Inc..............         4,880         218,380
St Paul Co.............................         4,934         217,343
Alza Corp.*............................         5,366         217,323
Ralston Purina Group...................         6,955         216,648
Franklin Resources, Inc................         5,521         215,926
Avon Products..........................         5,394         215,706
Hershey Foods Corp.....................         3,085         213,852
Biogen, Inc.*..........................         3,354         212,350
Public Service Enterprise Group........         4,860         209,758
Occidental Petroleum Corp..............         8,373         207,232
AON Corp...............................         5,805         206,078
TJX Co., Inc...........................         6,377         204,064
Becton Dickinson & Co..................         5,737         202,631
Comerica, Inc..........................         3,271         201,167
Progress Energy, Inc...................         4,659         200,663
Air Products & Chemicals, Inc..........         5,199         199,642
Yahoo!, Inc.*..........................        12,657         199,349
Pitney Bowes, Inc......................         5,715         198,596
Concord EFS, Inc.*.....................         4,830         196,823
Deere & Co.............................         5,318         193,256
Altera Corp.*..........................         8,986         192,637
Entergy Corp...........................         5,053         192,014
Chiron Corp.*..........................         4,342         190,505
Adobe Systems, Inc.....................         5,446         190,447
Unocal Corp............................         5,507         190,377
Federated Department Stores*...........         4,580         190,299
USX-Marathon Group, Inc................         7,037         189,647
                                                               MARKET
                                                                VALUE
                                               SHARES        (NOTE 1)
                                           ----------    ------------
Archer-Daniels-Midland Co..............        14,354    $    188,755
Advanced Micro Devices.................         7,104         188,540
Boston Scientific Corp.*...............         9,188         185,414
Univision Communications, Inc.*........         4,853         185,190
Lincoln National Corp..................         4,344         184,490
Textron, Inc...........................         3,222         183,138
Starbucks Corp.*.......................         4,239         179,892
MBIA, Inc..............................         2,229         179,836
Delphi Automotive Systems..............        12,689         179,803
Consolidated Edison, Inc...............         4,806         178,303
PPG Industries, Inc....................         3,826         176,340
Danaher Corp...........................         3,217         175,520
SouthTrust Corp........................         3,812         174,399
Synovus Financial Corp.................         6,443         173,961
Nabors Industries, Inc.*...............         3,330         172,627
McKesson HBOC, Inc.....................         6,436         172,163
Mattel, Inc............................         9,672         171,581
CIT Group, Inc.........................         5,938         171,489
Medimmune, Inc.*.......................         4,776         171,339
Devon Energy Corp......................         2,909         169,304
Best Buy Co., Inc.*....................         4,706         169,228
Coca-Cola Enterprises..................         9,470         168,377
Clorox Co..............................         5,340         167,943
Kla-Tencor Corp.*......................         4,218         166,084
CSX Corp...............................         4,921         165,838
IMS Health, Inc........................         6,656         165,734
MGIC Investment Corp...................         2,420         165,576
Dover Corp.............................         4,603         164,972
Apple Computer, Inc....................         7,355         162,325
Progressive Corp-Ohio..................         1,665         161,588
Apache Corp............................         2,801         161,366
Praxair, Inc...........................         3,594         160,472
Newell Rubbermaid, Inc.................         6,044         160,166
UnumProvident Corp.....................         5,460         159,541
Biomet, Inc............................         4,042         159,217
Jefferson-Pilot Corp...................         2,338         158,727

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     16

                               RYDEX SERIES FUNDS

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                               MARKET
                                                                VALUE
                                               SHARES        (NOTE 1)
                                           ----------    ------------
Bed Bath & Beyond, Inc.*...............         6,415    $    157,568
Amerada Hess Corp......................         2,010         157,021
Molex, Inc.............................         4,431         156,331
King Pharmaceuticals, Inc.*............         3,825         155,869
RadioShack Corp........................         4,214         154,612
Broadcom Corp.*........................         5,324         153,864
Rohm & Haas Co.........................         4,980         153,434
Staples, Inc.*.........................        10,295         153,138
Dollar General Corp....................         7,466         152,605
Scientific-Atlanta, Inc................         3,652         151,887
Peoplesoft, Inc.*......................         6,470         151,641
Limited, Inc...........................         9,646         151,635
AMBAC Financial Group, Inc.............         2,387         151,407
Rockwell International Corp............         4,161         151,252
New York Times Co......................         3,687         151,056
Constellation Energy Group, Inc........         3,404         150,116
Georgia-Pacific (Georgia-Pacific
  Group)...............................         5,094         149,764
Starwood Hotels & Resorts Worldwide,
  Inc..................................         4,377         148,862
ADC Telecommunications, Inc.*..........        17,496         148,716
Transocean Sedco Forex, Inc............         3,423         148,387
Cintas Corp............................         3,746         147,667
Norfolk Southern Corp..................         8,696         145,571
Ingersoll-Rand Co......................         3,640         144,544
PPL Corp...............................         3,283         144,321
NiSource, Inc..........................         4,617         143,681
Amsouth Bancorporation.................         8,508         143,019
Regions Financial Corp.................         5,021         142,785
FirstEnergy Corp.......................         5,112         142,727
Northrop Grumman Corp..................         1,628         141,636
Tosco Corp.............................         3,280         140,253
                                                               MARKET
                                                                VALUE
                                               SHARES        (NOTE 1)
                                           ----------    ------------
Noble Drilling Corp.*..................         3,035    $    140,096
Kerr-McGee Corp........................         2,138         138,756
Cincinnati Financial Corp..............         3,648         138,396
Kinder Morgan, Inc.....................         2,593         137,948
Sabre Holdings Corp....................         2,930         135,278
Wellpoint Health Networks*.............         1,419         135,245
Stilwell Financial, Inc................         5,040         135,173
Sanmina Corp.*.........................         6,862         134,238
Charter One Financial, Inc.............         4,714         133,406
Applied Biosystems Group -- Applera
  Corp.................................         4,769         132,340
Lexmark International, Inc.*...........         2,883         131,234
Teradyne, Inc.*........................         3,955         130,515
Avery Dennison Corp....................         2,502         130,154
Intuit, Inc.*..........................         4,675         129,731
DTE Energy Co..........................         3,234         128,713
Barrick Gold Corp......................         8,972         128,210
Countrywide Credit Ind., Inc...........         2,586         127,619
Ameren Corp............................         3,111         127,395
Tricon Global Restaurants, Inc.*.......         3,316         126,638
Convergys Corp.*.......................         3,499         126,209
Fiserv, Inc.*..........................         2,770         124,477
Computer Sciences Corp.................         3,816         123,448
Gateway, Inc.*.........................         7,330         123,217
Watson Pharmaceutical, Inc.*...........         2,331         122,611
Ecolab, Inc............................         2,878         122,085
Johnson Controls, Inc..................         1,945         121,485
Cinergy Corp...........................         3,604         120,914
Fortune Brands, Inc....................         3,507         120,641
Network Appliance, Inc.*...............         7,163         120,428
AMR Corp...............................         3,416         119,970
BMC Software, Inc.*....................         5,567         119,691
Old Kent Financial Corp................         3,138         119,244
Conseco, Inc...........................         7,374         118,721

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     17

                               RYDEX SERIES FUNDS

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                               MARKET
                                                                VALUE
                                               SHARES        (NOTE 1)
                                           ----------    ------------
Novellus Systems, Inc.*................         2,914    $    118,199
Union Planters Corp....................         3,051         117,433
KeySpan Corp...........................         3,053         116,411
Toys R US, Inc.*.......................         4,629         116,188
Allegheny Energy, Inc..................         2,504         115,835
Symbol Technologies, Inc...............         3,317         115,763
Aetna Inc.*............................         3,204         115,088
Willamette Industries..................         2,475         113,850
LSI Logic Corp.*.......................         7,237         113,838
Healthsouth Corp.*.....................         8,756         112,865
Torchmark Corp.........................         2,860         111,054
UST, Inc...............................         3,694         111,005
Bear Stearns Co., Inc..................         2,420         110,691
Applied Micro Circuits Corp.*..........         6,705         110,633
Delta Air Lines, Inc...................         2,786         110,047
PG&E Corp..............................         8,775         109,249
EOG Resources, Inc.....................         2,649         109,218
Eaton Corp.............................         1,588         108,778
National Semiconductor Corp.*..........         4,049         108,311
Sempra Energy..........................         4,634         107,880
Palm, Inc.*............................        12,828         107,835
Vulcan Materials Co....................         2,289         107,194
Parker Hannifin Corp...................         2,642         104,940
Block H & R, Inc.......................         2,075         103,875
Dow Jones & Co., Inc...................         1,984         103,862
St. Jude Medical, Inc..................         1,928         103,823
K Mart Corp............................        10,956         102,986
Genuine Parts Co.......................         3,922         101,619
Moody's Corp...........................         3,682         101,476
Equifax, Inc...........................         3,208         100,250
Unisys Corp............................         7,094          99,316
Vitesse Semiconductor Corp.*...........         4,064          96,774
Brown Forman B*........................         1,558          96,518
TRW, Inc...............................         2,818          95,812
                                                               MARKET
                                                                VALUE
                                               SHARES        (NOTE 1)
                                           ----------    ------------
J.C. Penney Co.........................         5,941    $     94,997
Edison International...................         7,384          93,334
Sherwin-Williams Co....................         3,640          92,747
Harcourt General, Inc..................         1,658          92,301
Thermo Electron Corp...................         4,079          91,696
CenturyTel, Inc........................         3,189          91,684
Xerox Corp.............................        15,128          90,617
VF Corp................................         2,578          90,230
Tiffany & Co...........................         3,306          90,089
Robert Half International, Inc.........         4,028          90,026
Winn-Dixie Stores, Inc.................         3,162          89,706
GPU, Inc...............................         2,751          89,380
Knight Ridder, Inc.....................         1,664          89,373
Citrix Systems, Inc.*..................         4,201          88,746
B.F. Goodrich Co.......................         2,308          88,558
Pinnacle West Capital Corp.............         1,921          88,116
Jabil Circuit, Inc.*...................         4,075          88,102
Hilton Hotels Corp.....................         8,349          87,247
Autozone, Inc.*........................         3,077          86,218
T Rowe Price Group, Inc................         2,751          86,141
Eastman Chemical Co....................         1,739          85,594
Leggett & Platt, Inc...................         4,447          85,516
NCR Corp...............................         2,186          85,320
Goodyear Tire & Rubber Co..............         3,573          85,216
Sigma-Aldrich..........................         1,753          83,925
Citizens Communications Co.............         6,630          83,870
Avaya, Inc.*...........................         6,306          81,978
Safeco Corp............................         2,894          81,575
Huntington Bancshares..................         5,686          81,026
Compuware Corp.*.......................         8,278          80,711
CMS Energy Corp........................         2,707          80,100
Harrah's Entertainment, Inc............         2,645          77,842
Paccar, Inc............................         1,734          77,705

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     18

                               RYDEX SERIES FUNDS

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                               MARKET
                                                                VALUE
                                               SHARES        (NOTE 1)
                                           ----------    ------------
ITT Industries, Inc....................         1,991    $     77,151
Mercury Interactive Corp.*.............         1,835          76,841
Fluor Corp.............................         1,717          76,407
Whirlpool Corp.........................         1,508          75,385
Engelhard Corp.........................         2,896          74,891
R. R. Donnelley & Sons Co..............         2,768          72,577
W.W. Grainger, Inc.....................         2,130          72,101
Phelps Dodge Corp......................         1,784          71,681
Cooper Industries, Inc.................         2,115          70,747
Nucor Corp.............................         1,765          70,724
Allied Waste Industries, Inc.*.........         4,460          69,933
Black & Decker Corp....................         1,844          67,767
Darden Restaurants, Inc................         2,708          64,315
Placer Dome, Inc.......................         7,424          64,218
Stanley Works..........................         1,948          64,187
Sealed Air Corp.*......................         1,895          63,160
Sunoco, Inc............................         1,927          62,493
Niagara Mohawk Holdings, Inc...........         3,631          61,364
Pall Corp..............................         2,790          61,157
Inco, Ltd..............................         4,119          61,085
Ashland, Inc...........................         1,585          60,864
PerkinElmer, Inc.......................         1,131          59,321
Office Depot, Inc.*....................         6,753          59,089
Rowan Co., Inc.........................         2,138          58,795
Newmont Mining Corp....................         3,640          58,677
Tektronix, Inc.........................         2,145          58,537
Dana Corp..............................         3,353          57,605
Wendy's International, Inc.............         2,578          57,541
Mead Corp..............................         2,282          57,255
American Power Conversion*.............         4,414          56,899
Maytag Corp............................         1,742          56,180
Parametric Technology Corp.*...........         6,175          55,961
Centex Corp............................         1,339          55,769
                                                               MARKET
                                                                VALUE
                                               SHARES        (NOTE 1)
                                           ----------    ------------
Liz Claiborne, Inc.....................         1,177    $     55,378
Westvaco Corp..........................         2,283          55,317
Bausch & Lomb, Inc.....................         1,209          55,203
Adolph Coors...........................           835          54,642
US Airways Group, Inc..................         1,521          53,919
Cabletron Systems*.....................         4,177          53,883
C.R. Bard, Inc.........................         1,152          52,301
FMC Corp...............................           690          50,812
Hasbro, Inc............................         3,906          50,387
Alberto-Culver Co......................         1,264          50,130
Temple-Inland, Inc.....................         1,116          49,383
Quintiles Transnational Corp.*.........         2,615          49,358
Circuit City Stores-Circuit............         4,656          49,354
International Flavors & Fragrances.....         2,215          48,863
Millipore Corp.........................         1,051          48,619
Nordstrom, Inc.........................         2,922          47,570
Manor Care, Inc.*......................         2,323          47,389
QLogic Corp.*..........................         2,074          46,665
Dillards, Inc..........................         2,086          45,767
Conexant Systems, Inc.*................         5,073          45,340
Visteon Corp...........................         2,969          44,654
Freeport-McMoran Copper & Gold, Inc....         3,366          43,926
Pactiv Corp.*..........................         3,582          43,378
Boise Cascade Corp.....................         1,300          40,820
Humana, Inc............................         3,834          40,180
Supervalu, Inc.........................         3,000          39,990
Autodesk, Inc..........................         1,306          39,915
Bemis Co...............................         1,206          39,907
Meredith Corp..........................         1,138          39,728
Deluxe Corp............................         1,645          38,937
Brunswick Corp.........................         1,983          38,926
Nicor, Inc.............................         1,035          38,574
Snap-On, Inc...........................         1,319          38,409
Novell, Inc.*..........................         7,445          37,225

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     19

                               RYDEX SERIES FUNDS

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                               MARKET
                                                                VALUE
                                               SHARES        (NOTE 1)
                                           ----------    ------------
Pulte Corp.............................           921    $     37,217
Crane Co...............................         1,369          35,662
Cummins Engine.........................           942          35,363
Great Lakes Chemical Corp..............         1,138          34,982
BroadVision, Inc.*.....................         6,101          32,602
Reebok International, Ltd..............         1,298          32,268
Allegheny Technologies, Inc............         1,821          31,704
KB Home................................           971          31,693
Hercules, Inc..........................         2,435          31,631
Homestake Mining Co....................         5,965          31,376
Tupperware Corp........................         1,307          31,185
Peoples Energy Corp....................           802          31,174
Navistar International Corp............         1,342          30,598
USX-U.S. Steel Group, Inc..............         2,013          29,571
Ball Corp..............................           642          29,449
Oneok, Inc.............................           662          27,069
Andrew Corp.*..........................         1,840          26,450
Power-One, Inc.*.......................         1,781          25,807
                                                               MARKET
                                                                VALUE
                                               SHARES        (NOTE 1)
                                           ----------    ------------
Consolidated Stores Corp.*.............         2,524    $     25,366
Longs Drug Stores Corp.................           848          25,067
Ryder System, Inc......................         1,355          24,376
Thomas & Betts Corp....................         1,316          22,846
Louisiana-Pacific Corp.................         2,361          22,689
National Service Industries, Inc.......           926          21,715
Timken Co..............................         1,361          21,300
Potlatch Corp..........................           645          20,608
Sapient Corp.*.........................         2,751          19,773
Adaptec, Inc.*.........................         2,240          19,425
Briggs & Stratton......................           489          18,763
Cooper Tire & Rubber...................         1,645          18,671
Worthington Industries.................         1,944          18,079
McDermott International, Inc...........         1,369          17,318
American Greetings.....................         1,442          15,285
                                                         ------------
  Total Common Stocks
    (Cost $180,870,029)                                   235,131,147
                                                         ------------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     20

                               RYDEX SERIES FUNDS

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                               MARKET
                                                                VALUE
                                            CONTRACTS        (NOTE 1)
                                           ----------    ------------
OPTIONS PURCHASED 3.0%
Call Options on:
  June 2001 S&P 500 Futures Contracts,
    Expiring June 2001,
    with strike 850....................            99    $  7,821,000
Put Options on:
  April 2001 S&P 500 Futures Contracts,
    Expiring April 2001,
    with strike 750....................           370              --
  April 2001 S&P 500 Futures Contracts,
    Expiring April 2001,
    with strike 800....................           325           4,062
                                                         ------------
    Total Options Purchased (Cost
     $8,753,196).......................                     7,825,062
                                                         ------------

                                                 FACE
                                               AMOUNT
                                           ----------
REPURCHASE AGREEMENTS 7.3%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 4):
  5.20% due 04/02/01...................    $8,954,728       8,954,728
  5.22% due 04/02/01...................     5,167,223       5,167,223
  5.23% due 04/02/01...................     5,167,223       5,167,223
                                                         ------------
    Total Repurchase Agreements (Cost
     $19,289,174)                                          19,289,174
                                                         ------------
    Total Investments 100% (Cost
     $208,912,399).....................                  $262,245,383
                                                         ============

--------------------------------------------------------------------------------

                                                            UNREALIZED
                                                                  LOSS
                                            CONTRACTS         (NOTE 1)
                                           ----------    -------------
FUTURES CONTRACTS PURCHASED
    June 2001 S&P 500 Futures Contracts
      (Underlying Market Value
     $171,914,375).....................           589    $  (6,149,727)
                                                         =============

See Notes to Financial Statements.     21

                               RYDEX SERIES FUNDS

                       U.S. GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                                   MARKET
                                                                    VALUE
                                            FACE AMOUNT          (NOTE 1)
                                           ------------    --------------
FEDERAL AGENCY DISCOUNT NOTES 82.0%
Fannie Mae 6.14% 04/19/01..............    $ 25,000,000    $   24,927,514
Fannie Mae 4.76% 04/20/01..............      25,000,000        24,940,500
Fannie Mae 5.14% 05/03/01..............      25,000,000        24,889,347
Fannie Mae 4.70% 05/16/01..............      25,000,000        24,856,389
Fannie Mae 5.29% 05/17/01..............      25,000,000        24,834,687
Fannie Mae 6.01% 05/18/01..............      25,000,000        24,808,014
Fannie Mae 4.63% 06/07/01..............      25,000,000        24,787,792
Fannie Mae 4.72% 06/07/01..............      25,000,000        24,783,667
Fannie Mae 5.14% 06/08/01..............      25,000,000        24,760,847
Fannie Mae 4.60% 06/21/01..............      25,000,000        24,744,444
Fannie Mae 5.08% 07/12/01..............      25,000,000        24,643,694
Farmer Mac Disc 4.92% 04/23/01.........      25,000,000        24,928,250
Federal Farm Credit Banks 6.17%
  04/02/01.............................      15,000,000        15,000,000
Federal Farm Credit Banks 4.76%
  04/06/01.............................      25,000,000        24,986,778
Federal Farm Credit Banks 5.32%
  04/06/01.............................      25,000,000        24,985,222
Federal Farm Credit Banks 4.78%
  04/12/01.............................      25,000,000        24,966,806
Federal Farm Credit Banks 4.87%
  04/25/01.............................      25,000,000        24,922,215
Federal Farm Credit Banks 4.88%
  04/27/01.............................      25,000,000        24,915,278
Federal Farm Credit Banks 4.88%
  04/30/01.............................      25,000,000        24,905,111
Federal Home Loan Bank 4.70%
  04/02/01.............................      35,000,000        35,000,000
Federal Home Loan Bank 5.98%
  04/02/01.............................      25,000,000        25,000,000
Federal Home Loan Bank 5.31%
  04/04/01.............................      25,000,000        24,992,625
Federal Home Loan Bank 4.76%
  04/09/01.............................      25,000,000        24,976,861
Federal Home Loan Bank 4.87%
  04/11/01.............................      25,000,000        24,969,563
Federal Home Loan Bank 5.45%
  04/16/01.............................      25,000,000        24,947,014
Federal Home Loan Bank 5.46%
  04/18/01.............................      25,000,000        24,939,333
Federal Home Loan Bank 4.90%
  04/20/01.............................      25,000,000        24,938,750
Federal Home Loan Bank 5.30%
  04/23/01.............................      25,000,000        24,922,708
Federal Home Loan Bank 4.85%
  04/25/01.............................      25,000,000        24,922,535
Federal Home Loan Bank 5.13%
  05/04/01.............................      25,000,000        24,886,000
Federal Home Loan Bank 5.14%
  05/11/01.............................      25,000,000        24,860,792
Federal Home Loan Bank 4.68%
  05/14/01.............................      25,000,000        24,863,500
Federal Home Loan Bank 4.65%
  05/22/01.............................      25,000,000        24,838,541

See Notes to Financial Statements.     22

                               RYDEX SERIES FUNDS

                       U.S. GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                                   MARKET
                                                                    VALUE
                                            FACE AMOUNT          (NOTE 1)
                                           ------------    --------------
Federal Home Loan Bank 5.31%
  05/31/01.............................    $ 25,000,000    $   24,782,437
Federal Home Loan Bank 5.02%
  07/20/01.............................      25,000,000        24,620,014
Federal Home Loan Bank 5.03%
  07/25/01.............................      25,000,000        24,601,792
Federal Home Loan Bank 5.03%
  07/31/01.............................      25,000,000        24,580,833
Federal Home Loan Banks 4.71%
  03/22/02.............................      25,000,000        25,000,000
Federal Home Loan Banks 4.80%
  03/26/02.............................      25,000,000        25,000,000
Freddie Mac 5.34% 04/26/01.............      25,000,000        24,911,000
Freddie Mac 5.17% 06/21/01.............      25,000,000        24,712,778
Freddie Mac 5.05% 07/19/01.............      25,000,000        24,621,250
Freddie Mac 5.119% 04/03/01............      25,000,000        24,996,445
Freddie Mac 6.05% 04/05/01.............      25,000,000        24,987,396
Freddie Mac 4.78% 04/09/01.............      25,000,000        24,976,764
Freddie Mac 5.00% 04/10/01.............      25,000,000        24,972,222
Freddie Mac 5.40% 04/12/01.............      25,000,000        24,962,500
Freddie Mac 5.24% 04/17/01.............      25,000,000        24,945,417
Freddie Mac 4.78% 04/24/01.............      25,000,000        24,926,972
Freddie Mac 5.14% 05/10/01.............      25,000,000        24,864,361
Freddie Mac 4.69% 05/15/01.............      25,000,000        24,859,951
Freddie Mac 6.05% 05/25/01.............      25,000,000        24,777,326
                                                           --------------
    Total Federal Agency Bank Notes
      (Cost $1,293,744,235)............                     1,293,744,235
                                                           --------------
FEDERAL AGENCY BONDS 1.6%
Freddie Mac 5.47% 01/24/02.............      25,000,000        25,000,000
                                                           --------------
    Total Federal Agency Bonds (Cost
      $25,000,000).....................                        25,000,000
                                                           --------------
REPURCHASE AGREEMENTS 16.4%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 4):
  5.20% due 04/02/01...................     120,132,727       120,132,727
  5.22% due 04/02/01...................      69,321,223        69,321,223
  5.23% due 04/02/01...................      69,321,223        69,321,223
                                                           --------------
    Total Repurchase Agreements (Cost
      $258,775,173)....................                       258,775,173
                                                           --------------
    Total Investments 100% (Cost
      $1,577,519,408)..................                    $1,577,519,408
                                                           ==============

See Notes to Financial Statements.     23

                               RYDEX SERIES FUNDS

                                    OTC FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                                  MARKET
                                                                   VALUE
                                                SHARES          (NOTE 1)
                                           -----------    --------------
COMMON STOCKS 98.6%
Microsoft Corp.*.......................      1,871,600    $  102,353,120
Intel Corp.............................      2,400,700        63,168,418
Qualcomm, Inc.*........................        928,100        52,553,663
Cisco Systems, Inc.*...................      2,617,300        41,386,056
Oracle Corp.*..........................      2,375,500        35,584,990
Amgen, Inc.............................        494,800        29,780,775
VoiceStream Wireless Corp.*............        283,100        26,151,386
JDS Uniphase Corp.*....................      1,368,800        25,237,250
Dell Computer Corp.*...................        972,300        24,975,956
Sun Microsystems, Inc.*................      1,445,300        22,214,261
WorldCom, Inc.*........................      1,054,900        19,713,444
Comcast Corp...........................        454,200        19,048,013
Veritas Software Corp.*................        409,000        18,912,160
Applied Materials, Inc.*...............        426,400        18,548,400
Linear Technology Corp.................        430,600        17,681,513
Maxim Integrated Products*.............        404,400        16,818,996
Xilinx, Inc.*..........................        447,000        15,700,875
CIENA Corp.*...........................        363,100        15,159,425
Siebel Systems, Inc.*..................        513,100        13,956,320
Nextel Communications, Inc.*...........        953,500        13,706,563
Paychex, Inc...........................        360,600        13,364,738
Gemstar-TV Guide International,
  Inc.*................................        439,000        12,621,250
Altera Corp.*..........................        558,600        11,974,988
Chiron Corp.*..........................        269,200        11,811,150
Biogen, Inc.*..........................        184,600        11,687,488
Starbucks Corp.*.......................        267,400        11,347,788
Check Point Software Technologies*.....        233,600        11,096,000
Apple Computer, Inc....................        491,700        10,851,819
Immunex Corp.*.........................        755,400        10,811,663
BEA Systems, Inc.*.....................        363,400        10,674,875
Comverse Technology, Inc.*.............        175,000        10,305,750
Concord EFS, Inc.*.....................        249,000        10,146,750
Genzyme Corp - Genl Division*..........        112,200        10,135,026
Tellabs, Inc.*.........................        238,500         9,703,969
Peoplesoft, Inc.*......................        410,900         9,630,469
Biomet, Inc............................        244,400         9,627,069
Bed Bath & Beyond, Inc.*...............        391,700         9,621,131
                                                                  MARKET
                                                                   VALUE
                                                SHARES          (NOTE 1)
                                           -----------    --------------
Costco Wholesale Corp..................        239,800    $    9,412,150
Kla-Tencor Corp.*......................        227,500         8,957,813
USA Networks, Inc.*....................        353,900         8,471,481
ADC Telecommunications, Inc.*..........        992,200         8,433,700
Adobe Systems, Inc.....................        239,500         8,375,315
Medimmune, Inc.*.......................        230,200         8,258,425
Cintas Corp............................        205,800         8,112,636
Juniper Networks, Inc.*................        212,100         8,051,316
PanAmSat Corp.*........................        204,900         8,029,519
Flextronics International, Ltd.*.......        516,000         7,740,000
Electronic Arts, Inc.*.................        136,100         7,383,425
eBay, Inc.*............................        203,100         7,349,681
Intuit, Inc.*..........................        264,700         7,345,425
Millennium Pharmaceuticals*............        236,500         7,203,790
Fiserv, Inc.*..........................        157,900         7,095,631
Echostar Communications Corp.*.........        248,700         6,885,881
VeriSign, Inc.*........................        189,100         6,701,231
Adelphia Communications*...............        163,300         6,613,650
Sanmina Corp.*.........................        332,800         6,510,400
Exodus Communications, Inc.*...........        594,600         6,391,950
Idec Pharmaceuticals Corp.*............        159,300         6,372,000
I2 Technologies, Inc.*.................        434,800         6,304,600
Novellus Systems, Inc.*................        145,700         5,909,956
Applied Micro Circuits Corp.*..........        352,900         5,822,850
Network Appliance, Inc.*...............        342,200         5,753,238
Human Genome Sciences, Inc.*...........        124,400         5,722,400
Telefonaktiebolaget LM Ericsson........        975,000         5,453,906
Vitesse Semiconductor Corp.*...........        209,900         4,998,244
Brocade Communications System*.........        233,600         4,879,904
Citrix Systems, Inc.*..................        226,400         4,782,700
Staples, Inc.*.........................        309,300         4,600,838

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     24

                               RYDEX SERIES FUNDS

                                    OTC FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                                  MARKET
                                                                   VALUE
                                                SHARES          (NOTE 1)
                                           -----------    --------------
Palm, Inc.*............................        542,900    $    4,563,753
Level 3 Communications, Inc.*..........        261,000         4,534,875
PMC - Sierra, Inc.*....................        179,000         4,428,460
Yahoo!, Inc.*..........................        274,700         4,326,525
McLeodUSA, Inc.*.......................        484,600         4,209,963
Broadcom Corp.*........................        142,600         4,121,140
TMP Worldwide, Inc.*...................        106,800         4,011,675
Paccar, Inc............................         87,100         3,903,169
Mercury Interactive Corp.*.............         88,000         3,685,000
Rational Software Corp.*...............        203,600         3,613,900
Atmel Corp.*...........................        356,800         3,501,100
Parametric Technology Corp.*...........        367,500         3,330,469
Smurfit-Stone Container Corp.*.........        243,800         3,244,978
Metromedia Fiber Network, Inc.*........        538,100         2,948,788
Conexant Systems, Inc.*................        272,300         2,433,681
RF Micro Devices, Inc.*................        189,500         2,214,781
QLogic Corp.*..........................         96,500         2,171,250
XO Communications, Inc.*...............        300,500         2,103,500
Ariba, Inc.*...........................        239,100         1,890,384
                                                                  MARKET
                                                                   VALUE
                                                SHARES          (NOTE 1)
                                           -----------    --------------
Abgenix, Inc.*.........................         79,200    $    1,876,050
BroadVision, Inc.*.....................        298,900         1,597,247
                                                          --------------
    Total Common Stocks
      (Cost $959,912,391)..............                    1,060,698,250
                                                          --------------
                                                  FACE
                                                AMOUNT
                                           -----------
REPURCHASE AGREEMENTS 1.4%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 4):
  5.20% due 04/02/01...................    $ 6,985,141         6,985,141
  5.22% due 04/02/01...................      4,030,697         4,030,697
  5.23% due 04/02/01...................      4,030,697         4,030,697
                                                          --------------
    Total Repurchase Agreements
      (Cost $15,046,535)                                      15,046,535
                                                          --------------
    Total Investments 100%
      (Cost $974,958,926)                                 $1,075,744,785
                                                          ==============

--------------------------------------------------------------------------------

                                                                      UNREALIZED
                                                                            LOSS
                                                       CONTRACTS        (NOTE 1)
                                                      ----------    ------------
FUTURES CONTRACTS PURCHASED
  June 2001 NASDAQ 100 Futures Contracts
    (Underlying Market Value $41,949,600).........           264    $ (5,019,273)
                                                                    ============

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     25

                               RYDEX SERIES FUNDS

                           U.S. GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                               MARKET
                                                                VALUE
                                           FACE AMOUNT        (NOTE1)
                                           -----------    -----------
U.S. TREASURY OBLIGATIONS 89.4%
U.S. Treasury Bond 5.375% 02/15/31.....    $73,325,000    $72,511,550
U.S. Treasury Bill 4.53% 09/06/01*.....        150,000        147,036
                                                          -----------
    Total U. S. Treasury Obligations
      (Cost $73,659,604)...............                    72,658,586
                                                          -----------

                                                               MARKET
                                                                VALUE
                                           FACE AMOUNT        (NOTE1)
                                           -----------    -----------
REPURCHASE AGREEMENTS 10.6%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 4):
  5.20% due 04/02/01...................      4,010,352      4,010,352
  5.22% due 04/02/01...................      2,314,128      2,314,128
  5.23% due 04/02/01...................      2,314,128      2,314,128
                                                          -----------
    Total Repurchase Agreements (Cost
      $8,638,608)......................                     8,638,608
                                                          -----------
    Total Investments 100% (Cost
      $82,298,212).....................                   $81,297,194
                                                          ===========

--------------------------------------------------------------------------------

                                                           UNREALIZED
                                                                 LOSS
                                             CONTRACTS       (NOTE 1)
                                           -----------    -----------
FUTURES CONTRACTS PURCHASED
    June 2001 U. S. Treasury Bond
      Futures Contracts (Underlying
      Market Value $24,200,500)........            232    $  (220,947)
                                                          ===========

    * THIS HOLDING IS PLEDGED AS COLLATERAL FOR U.S. TREASURY BOND FUTURES CONTRACTS.

See Notes to Financial Statements.     26

                               RYDEX SERIES FUNDS

                             LARGE-CAP EUROPE FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                                MARKET
                                                  FACE           VALUE
                                                AMOUNT        (NOTE 1)
                                           -----------    ------------
FEDERAL AGENCY DISCOUNT NOTES 100%
Federal Home Loan Banks 4.78%
  04/03/01.............................    $ 3,000,000    $  2,999,601
                                                          ------------
    Total Federal Agency Discount Notes
      (Cost $2,999,601)................                      2,999,601
                                                          ------------
    Total Investments 100% (Cost
      $2,999,601)......................                   $  2,999,601
                                                          ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.     27

                               RYDEX SERIES FUNDS

                              LARGE-CAP JAPAN FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                                MARKET
                                                  FACE           VALUE
                                                AMOUNT        (NOTE 1)
                                           -----------    ------------
FEDERAL AGENCY DISCOUNT NOTES 100%
Federal Home Loan Banks 4.60%
  04/02/01.............................    $ 5,000,000    $  5,000,000
                                                          ------------
    Total Federal Agency Discount Notes
      (Cost $5,000,000)................                      5,000,000
                                                          ------------
    Total Investments 100% (Cost
      $5,000,000)......................                   $  5,000,000
                                                          ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.     28

                               RYDEX SERIES FUNDS

                                  MEKROS FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                                MARKET
                                                  FACE           VALUE
                                                AMOUNT        (NOTE 1)
                                           -----------    ------------
FEDERAL AGENCY DISCOUNT NOTES 55.7%
Federal Home Loan Banks 5.00%
  04/02/01.............................    $ 3,000,000    $  3,000,000
                                                          ------------
    Total Federal Agency Discount Notes
      (Cost $3,000,000)................                      3,000,000
                                                          ------------
REPURCHASE AGREEMENTS 44.3%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 4):
  5.20% due 04/02/01...................      1,109,373       1,109,373
  5.22% due 04/02/01...................        640,151         640,151
  5.23% due 04/02/01...................        640,151         640,151
                                                          ------------
    Total Repurchase Agreements (Cost
      $2,389,675)......................                      2,389,675
                                                          ------------
    Total Investments 100% (Cost
      $5,389,675)......................                   $  5,389,675
                                                          ============

See Notes to Financial Statements.     29

                               RYDEX SERIES FUNDS

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                                                     U.S.
                                                                               GOVERNMENT
                                                                                    MONEY                                U.S.
                                                   NOVA            URSA            MARKET               OTC        GOVERNMENT
                                                   FUND            FUND              FUND              FUND         BOND FUND
                                           ------------    ------------    --------------    --------------    --------------
ASSETS
  Investment in Master Portfolio (See
    Note 3)............................         --         $225,040,470          --                --                --
  Securities at Value (Notes 1 and
    2).................................    $262,245,383         --         $1,577,519,408    $1,075,744,785    $   81,297,194
  Receivable for Securities Sold (Note
    1).................................          61,002      60,552,585          --                --              11,958,794
  Receivable for Variation Margin......         599,756         --               --                 237,600           166,504
  Investment Income Receivable.........         241,573         920,560           657,067            51,013           507,430
  Cash on Deposit with Broker (Note
    1).................................       1,703,981         --               --               7,128,000           205,500
  Receivable for Shares Purchased......      27,285,658         731,890        96,725,665         8,682,687         3,913,858
  Other Assets.........................              39         --               --                --                --
                                           ------------    ------------    --------------    --------------    --------------
    Total Assets.......................     292,137,392     287,245,505     1,674,902,140     1,091,844,085        98,049,280
                                           ------------    ------------    --------------    --------------    --------------
LIABILITIES
  Payable for Securities Purchased
    (Note 1)...........................         321,299         --               --               3,255,328          --
  Liability for Shares Redeemed........       1,327,637      61,221,303       235,573,232         5,667,799        17,289,012
  Dividends Payable....................         --              --                 98,612          --                  18,343
  Investment Advisory Fee Payable......         200,219         --                655,938           837,418            24,495
  Transfer Agent Fee Payable...........          66,740          56,015           262,375           279,139             9,798
  Distribution and Service Fee
    Payable............................          17,938           2,086           224,818            20,991          --
  Other Liabilities....................         575,250         132,350           502,203         1,067,587            22,079
                                           ------------    ------------    --------------    --------------    --------------
    Total Liabilities..................       2,509,083      61,411,754       237,317,178        11,128,262        17,363,727
                                           ------------    ------------    --------------    --------------    --------------
NET ASSETS (NOTE 10)...................    $289,628,309    $225,833,751    $1,437,584,962    $1,080,715,823    $   80,685,553
                                           ============    ============    ==============    ==============    ==============
INVESTOR CLASS:
  Net Assets...........................    $251,333,271    $222,938,745    $  948,274,999    $1,043,847,782    $   80,685,553
  Shares Outstanding...................       9,361,201      21,373,780       948,713,034        93,296,711         8,213,262
  Net Asset Value Per Share............          $26.85          $10.43             $1.00            $11.19             $9.82
ADVISOR CLASS:
  Net Assets...........................    $ 38,183,648    $  2,859,851    $  451,795,805    $   36,835,886               N/A
  Shares Outstanding...................       1,439,865         278,751       452,056,483         3,335,301
  Net Asset Value Per Share............          $26.52          $10.26             $1.00            $11.04
H CLASS:
  Net Assets...........................             N/A             N/A               N/A               N/A               N/A
  Shares Outstanding...................
  Net Asset Value Per Share............
C CLASS:
  Net Assets...........................    $    111,390    $     35,155    $   37,514,158    $       32,155               N/A
  Shares Outstanding...................           4,150           3,370        37,514,177             2,871
  Net Asset Value Per Share............          $26.84          $10.43             $1.00            $11.20

See Notes to Financial Statements.     30

                               RYDEX SERIES FUNDS

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                                            LARGE-CAP       LARGE-CAP
                                                  JUNO         ARKTOS          EUROPE           JAPAN          MEKROS
                                                  FUND           FUND            FUND            FUND            FUND
                                           -----------    -----------    ------------    ------------    ------------
ASSETS
  Investment in Master Portfolio (See
    Note 3)............................    $12,417,208    $78,919,069         --              --              --
  Securities at Value (Notes 1 and
    2).................................        --             --         $  2,999,601    $  5,000,000    $  5,389,675
  Receivable for Securities Sold (Note
    1).................................        --           5,062,390         --              --              --
  Receivable for Variation Margin......        --             --              --              --                2,964
  Unrealized Gain for Equity Index
    Swaps..............................        --             --              --              --              133,705
  Investment Income Receivable.........         29,098        150,534             142         --                1,038
  Cash in Custodian Bank...............        --             --            2,340,903       6,186,312          23,359
  Cash on Deposit with Broker (Note
    1).................................        --             --            3,319,137       3,459,169       3,876,484
  Receivable for Shares Purchased......        764,797      1,196,785       3,321,720       2,367,948      30,514,234
  Other Assets.........................            191             10         --              --              --
                                           -----------    -----------    ------------    ------------    ------------
    Total Assets.......................     13,211,294     85,328,788      11,981,503      17,013,429      39,941,459
                                           -----------    -----------    ------------    ------------    ------------
LIABILITIES
  Payable for Securities Purchased.....         81,842        --              --              --              --
  Payable for Equity Index Swaps
    Settlement.........................        --             --            1,206,852         271,282       3,134,258
  Unrealized Loss for Equity Index
    Swaps..............................        --             --              479,253         686,166         --
  Liability for Shares Redeemed........        680,643      6,238,821         291,225       1,439,689          45,638
  Investment Advisory Fee Payable......        --             --                8,846           4,136          17,129
  Transfer Agent Fee Payable...........          1,692         17,508           2,457           1,149           4,758
  Distribution and Service Fee
    Payable............................        --             --                2,457           1,149           4,758
  Other Liabilities....................        --              22,443          13,288           3,642          28,770
                                           -----------    -----------    ------------    ------------    ------------
    Total Liabilities..................        764,177      6,278,772       2,004,378       2,407,213       3,235,311
                                           -----------    -----------    ------------    ------------    ------------
NET ASSETS (NOTE 10)...................    $12,447,117    $79,050,016    $  9,977,125    $ 14,606,216    $ 36,706,148
                                           ===========    ===========    ============    ============    ============
INVESTOR CLASS:
  Net Assets...........................    $10,745,299    $79,027,984             N/A             N/A             N/A
  Shares Outstanding...................      1,260,201      2,209,938
  Net Asset Value Per Share............          $8.53         $35.76
ADVISOR CLASS:
  Net Assets...........................            N/A            N/A             N/A             N/A             N/A
  Shares Outstanding...................
  Net Asset Value Per Share............
H CLASS:
  Net Assets...........................            N/A            N/A    $  9,977,125    $ 14,606,216    $ 36,704,435
  Shares Outstanding...................                                       563,106       1,120,510       1,836,086
  Net Asset Value Per Share............                                        $17.72          $13.04          $19.99
C CLASS:
  Net Assets...........................    $ 1,701,818    $    22,032             N/A             N/A    $      1,713
  Shares Outstanding...................        199,624            617                                              86
  Net Asset Value Per Share............          $8.53         $35.74                                          $19.99

See Notes to Financial Statements.     31

                               RYDEX SERIES FUNDS

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                       Year Ended March 31, 2001

--------------------------------------------------------------------------------

                                                                                       U.S.
                                                                                 GOVERNMENT                          U.S.
                                                                                      MONEY              OTC   GOVERNMENT
                                                        NOVA FUND    URSA FUND  MARKET FUND             FUND    BOND FUND
                                                    -------------  -----------  -----------  ---------------  -----------
INVESTMENT INCOME
  Interest (Note 1)...............................  $   6,907,399  $   --       $78,201,428  $     3,017,713  $ 1,792,411
  Dividends, net of foreign tax withheld*
    (Note 1)......................................      4,532,755   14,218,622      --               981,454      --
  Other Income....................................         (1,715)      85,172        4,782         (162,481)         570
                                                    -------------  -----------  -----------  ---------------  -----------
    Total Income..................................     11,438,439   14,303,794   78,206,210        3,836,686    1,792,981
                                                    -------------  -----------  -----------  ---------------  -----------
EXPENSES
  Advisory Fees (Note 5)..........................      3,863,205      --         6,307,648       19,615,758      169,040
  Transfer Agent Fees (Note 5)....................      1,287,735      698,887    2,523,059        6,538,586       67,616
  Audit and Outside Services (Note 1).............        116,608       33,610      133,528          327,277        3,773
  Accounting Fees (Note 5)........................        128,883       83,588      279,566          599,577       28,984
  Legal (Note 1)..................................         78,021       15,858       91,190          209,723        2,569
  Registration Fees (Note 1)......................        167,267       77,905      288,146          642,897        6,305
  Custodian Fees (Note 1).........................        239,609      --           367,319          960,206       10,151
  Distribution Fees--Advisor Class (Note 5).......        137,424       10,811      964,083          278,471      --
  Servicing Fees--Advisor Class (Note 5)..........        139,168       10,692      932,552          275,065      --
  Miscellaneous (Note 1)..........................        998,855      274,464      833,708        1,316,769       35,445
                                                    -------------  -----------  -----------  ---------------  -----------
    Total Expenses................................      7,156,775    1,205,815   12,720,799       30,764,329      323,883
    Custodian Fees Paid Indirectly (Note 1).......         23,704      --            58,056          120,260        1,550
                                                    -------------  -----------  -----------  ---------------  -----------
    Net Expense...................................      7,133,071    1,205,815   12,662,743       30,644,069      322,333
                                                    -------------  -----------  -----------  ---------------  -----------
Net Investment Income (Loss)......................      4,305,368   13,097,979   65,543,467      (26,807,383)   1,470,648
                                                    -------------  -----------  -----------  ---------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities...........................    (51,188,514)  17,791,704       (7,915)    (314,314,781)   2,202,042
  Futures Contracts...............................    (80,687,413)     --           --           (56,299,913)     (88,872)
                                                    -------------  -----------  -----------  ---------------  -----------
    Total Net Realized Gain (Loss)................   (131,875,927)  17,791,704       (7,915)    (370,614,694)   2,113,170
                                                    -------------  -----------  -----------  ---------------  -----------
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities...........................    (60,730,165)  52,721,110      --        (2,040,191,326)  (1,797,689)
  Futures Contracts...............................    (45,715,051)     --           --            (5,000,108)    (220,948)
                                                    -------------  -----------  -----------  ---------------  -----------
    Net Change in Unrealized Appreciation
      (Depreciation)..............................   (106,445,216)  52,721,110      --        (2,045,191,434)  (2,018,637)
                                                    -------------  -----------  -----------  ---------------  -----------
    Net Gain (Loss) on Investments................   (238,321,143)  70,512,814       (7,915)  (2,415,806,128)      94,533
                                                    -------------  -----------  -----------  ---------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS......................................  $(234,015,775) $83,610,793  $65,535,552  $(2,442,613,511) $ 1,565,181
                                                    =============  ===========  ===========  ===============  ===========

    * NET OF FOREIGN TAX WITHHELD OF $30,370, $0, $0, $7,435, AND $0, RESPECTIVELY.

See Notes to Financial Statements.     32

                               RYDEX SERIES FUNDS

STATEMENT OF OPERATIONS (CONCLUDED)
--------------------------------------------------------------------------------
                                                       Year Ended March 31, 2001

--------------------------------------------------------------------------------

                                                                   LARGE-CAP    LARGE-CAP
                                              JUNO       ARKTOS       EUROPE        JAPAN        MEKROS
                                              FUND         FUND        FUND*        FUND*         FUND*
                                         ---------  -----------  -----------  -----------  ------------
INVESTMENT INCOME
  Interest (Note 1)....................  $  --      $   --       $   827,773  $   366,969  $  1,170,420
  Dividends, net of foreign tax
    withheld** (Note 1)................    465,258    6,805,521        1,309      --            --
  Other Income.........................     (1,886)      96,408       50,585        9,141             5
                                         ---------  -----------  -----------  -----------  ------------
    Total Income.......................    463,372    6,901,929      879,667      376,110     1,170,425
                                         ---------  -----------  -----------  -----------  ------------
EXPENSES
  Advisory Fees (Note 5)...............     --          --           129,630       57,190       174,873
  Transfer Agent Fees (Note 5).........     23,384      260,626       36,009       15,886        48,576
  Audit and Outside Services...........        625       10,059        1,911          748         3,419
  Accounting Fees (Note 5).............      8,610       50,934       13,689        6,558        12,032
  Legal (Note 1).......................     --            2,090        1,636          624         3,365
  Registration Fees (Note 1)...........      2,693       24,098        2,035        1,019         1,727
  Custodian Fees (Note 1)..............     --          --            12,459       10,067         6,321
  Distribution Fees (Note 5)...........     --          --            36,298       15,930        47,795
  Miscellaneous (Note 1)...............      1,158       47,544       63,355        3,807        47,717
                                         ---------  -----------  -----------  -----------  ------------
    Total Expenses.....................     36,470      395,351      297,022      111,829       345,825
    Custodian Fees Paid Indirectly
      (Note 1).........................     --          --           --           --              2,185
                                         ---------  -----------  -----------  -----------  ------------
    Net Expenses.......................     36,470      395,351      297,022      111,829       343,640
                                         ---------  -----------  -----------  -----------  ------------
Net Investment Income..................    426,902    6,506,578      582,645      264,281       826,785
                                         ---------  -----------  -----------  -----------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities................   (610,881)  36,509,091      (45,295)     (19,552)          222
  Futures Contracts....................     --          --           --           --              2,964
  Equity Index Swaps...................                           (9,218,495)  (7,441,798)  (15,427,812)
                                         ---------  -----------  -----------  -----------  ------------
    Total Net Realized Gain (Loss).....   (610,881)  36,509,091   (9,263,790)  (7,461,350)  (15,424,626)
                                         ---------  -----------  -----------  -----------  ------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities................    191,792   16,864,748      --           --            --
  Equity Index Swaps...................     --          --          (479,253)    (686,166)      133,705
                                         ---------  -----------  -----------  -----------  ------------
    Net Change in Unrealized
      Appreciation (Depreciation)......    191,792   16,864,748     (479,253)    (686,166)      133,705
                                         ---------  -----------  -----------  -----------  ------------
    Net Gain (Loss) on Investments.....   (419,089)  53,373,839   (9,743,043)  (8,147,516)  (15,290,921)
                                         ---------  -----------  -----------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS......................  $   7,813  $59,880,417  $(9,160,398) $(7,883,235) $(14,464,136)
                                         =========  ===========  ===========  ===========  ============

    * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000--LARGE-CAP EUROPE FUND AND LARGE-CAP JAPAN FUND; NOVEMBER 1, 2000--MEKROS FUND.
   **  NET OF FOREIGN TAX WITHHELD OF $0, $0, $54, $0, AND $0, RESPECTIVELY.

See Notes to Financial Statements.     33

                               RYDEX SERIES FUNDS

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       NOVA FUND                             URSA FUND
                                           ----------------------------------    ----------------------------------
                                                YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                            MARCH 31, 2001     MARCH 31, 2000     MARCH 31, 2001     MARCH 31, 2000
                                           ---------------    ---------------    ---------------    ---------------
FROM OPERATIONS
  Net Investment Income................     $  4,305,368       $   8,692,390      $  13,097,979      $  17,707,372
  Net Realized Gain (Loss) on
    Investments........................     (131,875,927)         (3,003,450)        17,791,704        (65,842,222)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments......     (106,445,216)         98,991,998         52,721,110        (23,913,348)
                                            ------------       -------------      -------------      -------------
    Net Increase (Decrease) in Net
      Assets from Operations...........     (234,015,775)        104,680,938         83,610,793        (72,048,198)
                                            ------------       -------------      -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note 1)
    Investor Class.....................         --                  (235,161)        (1,647,037)        (2,856,773)
    Advisor Class......................         --                   (30,709)           (19,856)           (23,906)
                                            ------------       -------------      -------------      -------------
    Total Distributions to
      Shareholders.....................         --                  (265,870)        (1,666,893)        (2,880,679)
                                            ------------       -------------      -------------      -------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 8).....     (337,750,721)         65,517,664       (148,881,571)      (117,712,551)
                                            ------------       -------------      -------------      -------------
Net Increase (Decrease) in Net
  Assets...............................     (571,766,496)        169,932,732        (66,937,671)      (192,641,428)
NET ASSETS--BEGINNING OF YEAR..........      861,394,805         691,462,073        292,771,422        485,412,850
                                            ------------       -------------      -------------      -------------
NET ASSETS--END OF YEAR................     $289,628,309       $ 861,394,805      $ 225,833,751      $ 292,771,422
                                            ============       =============      =============      =============

See Notes to Financial Statements.     34

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    U.S. GOVERNMENT
                                                   MONEY MARKET FUND                          OTC FUND
                                           ----------------------------------    ----------------------------------
                                                YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                            MARCH 31, 2001     MARCH 31, 2000     MARCH 31, 2001     MARCH 31, 2000
                                           ---------------    ---------------    ---------------    ---------------
FROM OPERATIONS
  Net Investment Income (Loss).........    $   65,543,467     $   46,329,769     $  (26,807,383)    $  (21,785,333)
  Net Realized Loss on Investments.....            (7,915)          (449,126)      (370,614,694)        (9,679,410)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments......          --                 --           (2,045,191,434)     1,693,924,052
                                           --------------     --------------     --------------     --------------
    Net Increase (Decrease) in Net
      Assets from Operations...........        65,535,552         45,880,643     (2,442,613,511)     1,662,459,309
                                           --------------     --------------     --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note 1)
    Investor Class.....................       (46,239,936)       (34,870,882)          --                 --
    Advisor Class......................       (18,703,745)       (11,663,104)          --                 --
    C Class............................          (599,789)          --                 --                 --
  From Realized Gains on Investments
    Investor Class.....................          --                 --              (18,522,951)       (14,682,645)
    Advisor Class......................          --                 --                 (887,049)          (358,709)
                                           --------------     --------------     --------------     --------------
    Total Distributions to
      Shareholders.....................       (65,543,470)       (46,533,986)       (19,410,000)       (15,041,354)
                                           --------------     --------------     --------------     --------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 8).....       539,214,007       (372,350,843)      (333,748,125)       944,605,638
                                           --------------     --------------     --------------     --------------
    Net Increase (Decrease) in Net
      Assets...........................       539,206,089       (373,004,186)    (2,795,771,636)     2,592,023,593
NET ASSETS--BEGINNING OF YEAR..........       898,378,873      1,271,383,059      3,876,487,459      1,284,463,866
                                           --------------     --------------     --------------     --------------
NET ASSETS--END OF YEAR................    $1,437,584,962     $  898,378,873     $1,080,715,823     $3,876,487,459
                                           ==============     ==============     ==============     ==============

See Notes to Financial Statements.     35

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               U.S. GOVERNMENT BOND FUND                     JUNO FUND
                                           ----------------------------------    ----------------------------------
                                                YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                            MARCH 31, 2001     MARCH 31, 2000     MARCH 31, 2001     MARCH 31, 2000
                                           ---------------    ---------------    ---------------    ---------------
FROM OPERATIONS
  Net Investment Income................      $ 1,470,648        $ 1,158,901        $   426,902        $   630,346
  Net Realized Gain (Loss) on
    Investments........................        2,113,170         (3,145,895)          (610,881)           289,789
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments......       (2,018,637)         1,081,061            191,792           (294,569)
                                             -----------        -----------        -----------        -----------
    Net Increase (Decrease) in Net
      Assets from Operations...........        1,565,181           (905,933)             7,813            625,566
                                             -----------        -----------        -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note 1)
    Investor Class.....................       (1,470,647)        (1,158,871)          --                  (52,412)
    Advisor Class......................         --                 --                 --                 --
                                             -----------        -----------        -----------        -----------
    Total Distributions to
      Shareholders.....................       (1,470,647)        (1,158,871)          --                  (52,412)
                                             -----------        -----------        -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 8).....       52,485,971          2,547,184          2,498,216         (3,421,387)
                                             -----------        -----------        -----------        -----------
    Net Increase (Decrease) in Net
      Assets...........................       52,580,505            482,380          2,506,029         (2,848,233)
NET ASSETS--BEGINNING OF YEAR..........       28,105,048         27,622,668          9,941,088         12,789,321
                                             -----------        -----------        -----------        -----------
NET ASSETS--END OF YEAR................      $80,685,553        $28,105,048        $12,447,117        $ 9,941,088
                                             ===========        ===========        ===========        ===========

See Notes to Financial Statements.     36

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                     LARGE-CAP          LARGE-CAP
                                                       ARKTOS FUND                 EUROPE FUND*        JAPAN FUND*
                                            ----------------------------------    ---------------    ---------------
                                                 YEAR ENDED         YEAR ENDED       PERIOD ENDED       PERIOD ENDED
                                             MARCH 31, 2001     MARCH 31, 2000     MARCH 31, 2001     MARCH 31, 2001
                                            ---------------    ---------------    ---------------    ---------------
FROM OPERATIONS
  Net Investment Income.................     $   6,506,578      $   3,476,916      $     582,645      $     264,281
  Net Realized Gain (Loss) on
    Investments.........................        36,509,091       (132,986,849)        (9,263,790)        (7,461,350)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments.......        16,864,748          6,003,074           (479,253)          (686,166)
                                             -------------      -------------      -------------      -------------
    Net Increase (Decrease) in Net
      Assets from Operations............        59,880,417       (123,506,859)        (9,160,398)        (7,883,235)
                                             -------------      -------------      -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note 1)
    Investor Class......................          --                 (497,000)          --                 --
    Advisor Class.......................          --                 --                 --                 --
                                             -------------      -------------      -------------      -------------
    Total Distributions to
      Shareholders......................          --                 (497,000)          --
                                             -------------      -------------      -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 8)......       (83,990,245)       108,541,248         19,137,523         22,489,451
                                             -------------      -------------      -------------      -------------
    Net Increase (Decrease) in Net
      Assets............................       (24,109,828)       (15,462,611)         9,977,125         14,606,216
NET ASSETS--BEGINNING OF PERIOD.........       103,159,844        118,622,455           --                 --
                                             -------------      -------------      -------------      -------------
NET ASSETS--END OF PERIOD...............     $  79,050,016      $ 103,159,844      $   9,977,125      $  14,606,216
                                             =============      =============      =============      =============

* SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 1, 2000--MEKROS FUND.

See Notes to Financial Statements.     37

                               RYDEX SERIES FUNDS

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            MEKROS FUND*
                                           ---------------
                                              PERIOD ENDED
                                            MARCH 31, 2001
                                           ---------------
FROM OPERATIONS
  Net Investment Income................     $    826,785
  Net Realized Loss on Investments.....      (15,424,626)
  Net Change in Unrealized Appreciation
    of Investments.....................          133,705
                                            ------------
    Net Decrease in Net Assets from
     Operations........................      (14,464,136)
                                            ------------
DISTRIBUTIONS TO SHAREHOLDERS
    Total Distributions to
     Shareholders......................         --
                                            ------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS (NOTE 8)................       51,170,284
                                            ------------
    Net Increase in Net Assets.........       36,706,148
NET ASSETS--BEGINNING OF PERIOD........         --
                                            ------------
NET ASSETS--END OF PERIOD..............     $ 36,706,148
                                            ============

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000--LARGE-CAP EUROPE FUND AND LARGE-CAP JAPAN FUND.

See Notes to Financial Statements.     38

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    NOVA FUND
                                         ---------------------------------------------------------------
                                                                 INVESTOR CLASS
                                         ---------------------------------------------------------------
                                              YEAR       YEAR       YEAR       YEAR     PERIOD      YEAR
                                             ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                                         MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  JUNE 30,
                                              2001       2000       1999       1998       1997      1996
                                         ---------  ---------  ---------  ---------  ---------  --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...     $41.93     $34.87     $29.82     $17.89     $15.68    $11.81
                                         ---------  ---------  ---------  ---------  ---------  --------
  Net Investment Income+...............        .33        .47        .45        .59        .35       .56
  Net Realized and Unrealized Gains
    (Losses) on Securities.............     (15.41)      6.60       5.01      11.39       2.19      3.31
                                         ---------  ---------  ---------  ---------  ---------  --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....     (15.08)      7.07       5.46      11.98       2.54      3.87
  Distributions to Shareholders from:
    Net Investment Income..............     --           (.01)      (.41)    --         --         --
    Net Realized Capital Gains.........     --         --         --           (.05)      (.33)    --
                                         ---------  ---------  ---------  ---------  ---------  --------
  Net Increase (Decrease) in Net Asset
    Value..............................     (15.08)      7.06       5.05      11.93       2.21      3.87
                                         ---------  ---------  ---------  ---------  ---------  --------
NET ASSET VALUE--END OF PERIOD.........     $26.85     $41.93     $34.87     $29.82     $17.89    $15.68
                                         =========  =========  =========  =========  =========  ========
TOTAL INVESTMENT RETURN................   (35.96)%     20.29%     18.54%     67.02%    20.92%*    32.77%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.......................      1.34%      1.18%      1.19%      1.13%     1.19%*     --
  Net Expenses.........................      1.33%      1.18%      1.19%      1.11%     1.16%*     1.31%
  Net Investment Income................      0.89%      1.26%      1.47%      2.42%     2.69%*     3.14%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**............       117%       311%       445%     --         --         --
  Net Assets, End of Year (000's
    omitted)...........................  $ 251,333  $ 748,147  $ 655,275  $ 986,247  $ 181,930  $224,541

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
    *  ANNUALIZED
   ** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. FOR THE YEARS ENDED MARCH 31, 1998 AND PRIOR, THE NOVA FUND TYPICALLY HELD MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

See Notes to Financial Statements.     39

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    URSA FUND
                                         ---------------------------------------------------------------
                                                                 INVESTOR CLASS
                                         ---------------------------------------------------------------
                                              YEAR       YEAR       YEAR       YEAR     PERIOD      YEAR
                                             ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                                         MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  JUNE 30,
                                              2001       2000       1999     1998++     1997++    1996++
                                         ---------  ---------  ---------  ---------  ---------  --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...      $7.68      $8.66      $9.92     $14.04     $15.10    $17.58
                                         ---------  ---------  ---------  ---------  ---------  --------
  Net Investment Income+...............        .40        .32        .25        .38        .34       .60
  Net Realized and Unrealized Gains
    (Losses) on Securities.............       2.41      (1.24)     (1.48)     (4.46)     (1.36)    (3.08)
                                         ---------  ---------  ---------  ---------  ---------  --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....       2.81       (.92)     (1.23)     (4.08)     (1.02)    (2.48)
  Distributions to Shareholders from
    Net Investment Income..............       (.06)      (.06)      (.03)      (.04)      (.04)    --
                                         ---------  ---------  ---------  ---------  ---------  --------
  Net Increase (Decrease) in Net Asset
    Value..............................       2.75       (.98)     (1.26)     (4.12)     (1.06)    (2.48)
                                         ---------  ---------  ---------  ---------  ---------  --------
NET ASSET VALUE--END OF PERIOD.........     $10.43      $7.68      $8.66      $9.92     $14.04    $15.10
                                         =========  =========  =========  =========  =========  ========
TOTAL INVESTMENT RETURN................     36.68%   (10.64)%   (12.47)%   (29.06)%   (8.98)%*  (14.11)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.......................      0.42%      1.32%      1.39%      1.36%     1.36%*     --
  Net Expenses.........................      0.42%      1.31%      1.38%      1.34%     1.34%*     1.39%
  Net Investment Income................      4.69%      3.81%      3.29%      3.18%     3.21%*     3.38%
SUPPLEMENTARY DATA:
  Net Assets, End of Year (000's
    omitted)...........................  $ 222,939  $ 288,218  $ 482,340  $ 254,225  $ 582,288  $192,553

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
   ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED JUNE 30, 1995 THROUGH MARCH 31, 1998 HAVE BEEN RESTATED TO REFLECT A 1:2 REVERSE STOCK SPLIT EFFECTIVE AUGUST 14, 1998.
    *  ANNUALIZED

See Notes to Financial Statements.     40

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                        U.S. GOVERNMENT MONEY MARKET FUND
                                         ---------------------------------------------------------------
                                                                 INVESTOR CLASS
                                         ---------------------------------------------------------------
                                              YEAR       YEAR       YEAR       YEAR     PERIOD      YEAR
                                             ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                                         MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  JUNE 30,
                                              2001       2000       1999       1998       1997      1996
                                         ---------  ---------  ---------  ---------  ---------  --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...      $1.00      $1.00      $1.00      $1.00      $1.00     $1.00
                                         ---------  ---------  ---------  ---------  ---------  --------
  Net Investment Income+...............        .05        .04        .04        .04        .03       .04
                                         ---------  ---------  ---------  ---------  ---------  --------
  Net Increase in Net Asset Value
    Resulting from Operations..........        .05        .04        .04        .04        .03       .04
  Distributions to Shareholders from
    Net Investment Income..............       (.05)      (.04)      (.04)      (.04)      (.03)     (.04)
                                         ---------  ---------  ---------  ---------  ---------  --------
  Net Increase in Net Asset Value......     --         --         --         --         --         --
                                         ---------  ---------  ---------  ---------  ---------  --------
NET ASSET VALUE--END OF PERIOD.........      $1.00      $1.00      $1.00      $1.00      $1.00     $1.00
                                         =========  =========  =========  =========  =========  ========
TOTAL INVESTMENT RETURN................      5.48%      4.48%      4.55%      4.69%     4.39%*     4.60%
RATIOS TO AVERAGE NET ASSETS
    Gross Expenses.....................      0.85%      0.89%      0.84%      0.89%     0.86%*     --
    Net Expenses.......................      0.85%      0.88%      0.83%      0.89%     0.86%*     0.99%
    Net Investment Income..............      5.38%      4.36%      4.37%      4.37%     4.06%*     4.18%
SUPPLEMENTARY DATA:
  Net Assets, End of Year (000's
    omitted)...........................  $ 948,275  $ 686,198  $ 949,802  $ 253,295  $ 283,553  $153,925

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
    *  ANNUALIZED

See Notes to Financial Statements.     41

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                      OTC FUND
                                         ------------------------------------------------------------------
                                                                   INVESTOR CLASS
                                         ------------------------------------------------------------------
                                               YEAR        YEAR        YEAR       YEAR     PERIOD      YEAR
                                              ENDED       ENDED       ENDED      ENDED      ENDED     ENDED
                                          MARCH 31,   MARCH 31,   MARCH 31,  MARCH 31,  MARCH 31,  JUNE 30,
                                               2001      2000++      1999++     1998++     1997++    1996++
                                         ----------  ----------  ----------  ---------  ---------  --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...      $32.40      $15.90       $9.23     $5.98      $5.05     $4.07
                                         ----------  ----------  ----------  --------   --------   -------
  Net Investment Income (Loss)+........        (.24)       (.22)       (.12)     (.05)     --          .02
  Net Realized and Unrealized Gains
    (Losses) on Securities.............      (20.80)      16.88        6.88      3.33        .95      1.08
                                         ----------  ----------  ----------  --------   --------   -------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....      (21.04)      16.66        6.76      3.28        .95      1.10
  Distributions to Shareholders from:
    Net Investment Income..............      --          --          --         --          (.02)    --
    Net Realized Capital Gains.........        (.17)       (.16)       (.09)     (.03)     --         (.12)
                                         ----------  ----------  ----------  --------   --------   -------
  Net Increase (Decrease) in Net Asset
    Value..............................      (21.21)      16.50        6.67      3.25        .93       .98
                                         ----------  ----------  ----------  --------   --------   -------
NET ASSET VALUE--END OF PERIOD.........      $11.19      $32.40      $15.90     $9.23      $5.98     $5.05
                                         ==========  ==========  ==========  ========   ========   =======
TOTAL INVESTMENT RETURN................    (65.19)%     105.32%      73.73%    55.05%    24.77%*    26.44%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.......................       1.16%       1.15%       1.15%     1.13%     1.27%*     --
  Net Expenses.........................       1.16%       1.15%       1.15%     1.13%     1.27%*     1.33%
  Net Investment Income (Loss).........     (1.01)%     (1.01)%     (0.97)%   (0.58)%     0.08%*     0.44%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**............        228%        385%        773%      972%     1,140%    2,579%
  Net Assets, End of Year (000's
    omitted)...........................  $1,043,848  $3,762,540  $1,277,571  $449,794    $52,278   $48,716

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
   ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED JUNE 30, 1995 THROUGH MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 3:1 STOCK SPLIT EFFECTIVE
       APRIL 14, 2000.
    *  ANNUALIZED
   ** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.     42

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                            U.S. GOVERNMENT BOND FUND
                                         ----------------------------------------------------------------
                                                                  INVESTOR CLASS
                                         ----------------------------------------------------------------
                                              YEAR       YEAR       YEAR       YEAR      PERIOD      YEAR
                                             ENDED      ENDED      ENDED      ENDED       ENDED     ENDED
                                         MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,   MARCH 31,  JUNE 30,
                                              2001       2000       1999       1998        1997      1996
                                         ---------  ---------  ---------  ---------  ----------  --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...      $9.34     $10.05     $10.04      $8.52       $8.97     $9.55
                                         ---------  ---------  ---------  ---------  ----------  --------
  Net Investment Income+...............        .42        .46        .42        .45         .34       .46
  Net Realized and Unrealized Gains
    (Losses) on Securities.............        .48       (.71)       .02       1.50        (.45)     (.45)
                                         ---------  ---------  ---------  ---------  ----------  --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....        .90       (.25)       .44       1.95        (.11)      .01
  Distribution to Shareholders from:
    Net Investment Income..............       (.42)      (.46)      (.42)      (.43)       (.34)     (.46)
    Net Realized Capital Gain..........     --         --           (.01)    --          --          (.13)
                                         ---------  ---------  ---------  ---------  ----------  --------
  Net Increase (Decrease) in Net Asset
    Value..............................        .48       (.71)       .01       1.52        (.45)     (.58)
                                         ---------  ---------  ---------  ---------  ----------  --------
NET ASSET VALUE--END OF PERIOD.........      $9.82      $9.34     $10.05     $10.04       $8.52     $8.97
                                         =========  =========  =========  =========  ==========  ========
TOTAL INVESTMENT RETURN................      9.81%    (2.26)%      4.24%     24.72%    (0.46)%*   (1.48)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.......................      0.97%      0.93%      0.97%      1.13%      1.51%*     --
  Net Expenses.........................      0.96%      0.92%      0.96%      1.11%      1.49%*     1.26%
  Net Investment Income................      4.38%      5.01%      3.88%      4.65%      5.06%*     4.73%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**............      1107%       890%      1339%      1496%        962%      780%
  Net Assets, End of Year (000's
    omitted)...........................    $80,686    $28,105    $27,623    $20,508      $3,302   $18,331

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
    *  ANNUALIZED
   ** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.     43

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    JUNO FUND
                                         ---------------------------------------------------------------
                                                                 INVESTOR CLASS
                                         ---------------------------------------------------------------
                                              YEAR       YEAR       YEAR       YEAR     PERIOD      YEAR
                                             ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                                         MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  JUNE 30,
                                              2001       2000       1999       1998       1997      1996
                                         ---------  ---------  ---------  ---------  ---------  --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...      $9.00      $8.70      $8.65      $9.69      $9.47     $9.08
                                         ---------  ---------  ---------  ---------  ---------  --------
  Net Investment Income+...............        .41        .31        .27        .16        .25       .34
  Net Realized and Unrealized Gains
    (Losses) on Securities.............       (.88)       .04       (.20)     (1.12)    --           .05
                                         ---------  ---------  ---------  ---------  ---------  --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....       (.47)       .35        .07       (.96)       .25       .39
  Distributions to Shareholders from
    Net Investment Income..............     --           (.05)      (.02)      (.08)      (.03)    --
                                         ---------  ---------  ---------  ---------  ---------  --------
  Net Increase (Decrease) in Net Asset
    Value..............................       (.47)       .30        .05      (1.04)       .22       .39
                                         ---------  ---------  ---------  ---------  ---------  --------
NET ASSET VALUE--END OF PERIOD.........      $8.53      $9.00      $8.70      $8.65      $9.69     $9.47
                                         =========  =========  =========  =========  =========  ========
TOTAL INVESTMENT RETURN................    (5.22)%      3.97%      0.78%    (9.92)%    3.75%**     4.30%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.......................      0.39%      1.47%      1.57%      1.61%     1.60%*     --
  Net Expenses.........................      0.39%      1.47%      1.56%      1.59%     1.58%*     1.64%
  Net Investment Income................      4.61%      3.39%      3.25%      3.55%     3.51%*     3.63%
SUPPLEMENTARY DATA:
  Net Assets, End of Year (000's
    omitted)...........................    $10,745     $9,941    $12,789    $12,887    $32,577   $18,860

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
    *  ANNUALIZED

See Notes to Financial Statements.     44

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   ARKTOS FUND
                                         --------------------------------
                                                  INVESTOR CLASS
                                         --------------------------------
                                              YEAR       YEAR      PERIOD
                                             ENDED      ENDED       ENDED
                                         MARCH 31,  MARCH 31,   MARCH 31,
                                              2001     2000++     1999++*
                                         ---------  ---------  ----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...     $17.45     $40.20      $75.00
                                         ---------  ---------  ----------
  Net Investment Income+...............       1.08        .75         .65
  Net Realized and Unrealized Gains
    (Losses) on Securities.............      17.23     (23.40)     (35.40)
                                         ---------  ---------  ----------
  Net (Increase) Decrease in Net Asset
    Value Resulting from Operations....      18.31     (22.65)     (34.75)
  Distributions to Shareholders from
    Net Investment Income..............     --           (.10)       (.05)
                                         ---------  ---------  ----------
  Net (Increase) Decrease in Net Asset
    Value..............................      18.31     (22.75)     (34.80)
                                         ---------  ---------  ----------
NET ASSET VALUE--END OF PERIOD.........     $35.76     $17.45      $40.20
                                         =========  =========  ==========
TOTAL INVESTMENT RETURN................    104.93%   (56.39)%    (46.35)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.......................      0.38%      1.46%     1.38%**
  Net Expenses.........................      0.38%      1.46%     1.37%**
  Net Investment Income................      6.27%      2.67%     2.20%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........     --         1,157%      1,332%
  Net Assets, End of Year (000's
    omitted)...........................    $79,028   $103,160    $118,622

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
   ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 AND MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE STOCK SPLIT EFFECTIVE APRIL 14, 2000
    *  COMMENCEMENT OF OPERATIONS: SEPTEMBER 3, 1998
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. FOR PERIODS AFTER MARCH 31, 2000, PORTFOLIO TURNOVER IS CALCULATED ONLY FOR THE ARKTOS MASTER PORTFOLIO.

See Notes to Financial Statements.     45

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           ADVISOR CLASS
                                         ----------------------------------------------------------------------------------
                                                        NOVA FUND                                 URSA FUND
                                         ----------------------------------------  ----------------------------------------
                                                 YEAR          YEAR        PERIOD          YEAR          YEAR        PERIOD
                                                ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                            MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
                                                 2001          2000         1999*          2001          2000         1999*
                                         ------------  ------------  ------------  ------------  ------------  ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...        $41.63        $34.78        $26.91         $7.61         $8.62        $10.25
                                         ------------  ------------  ------------  ------------  ------------  ------------
  Net Investment Income (Loss)+........           .16           .31          (.11)          .43           .30           .21
  Net Realized and Unrealized Gains
    (Losses) on Securities.............        (15.27)         6.55          8.39          2.28         (1.25)        (1.81)
                                         ------------  ------------  ------------  ------------  ------------  ------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....        (15.11)         6.86          8.28          2.71          (.95)        (1.60)
  Distributions to Shareholders from:
    Net Investment Income..............       --               (.01)      --               (.06)         (.06)        (0.03)
    In Excess of Current Period Net
      Investment Income................       --            --               (.41)      --            --            --
                                         ------------  ------------  ------------  ------------  ------------  ------------
    Net Increase (Decrease) in Net
      Asset Value......................        (15.11)         6.85          7.87          2.65         (1.01)        (1.63)
                                         ------------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE--END OF PERIOD.........        $26.52        $41.63        $34.78        $10.26         $7.61         $8.62
                                         ============  ============  ============  ============  ============  ============
TOTAL INVESTMENT RETURN................      (36.30)%        19.74%        31.03%        35.70%      (11.03)%      (15.68)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.......................         1.87%         1.71%       1.60%**         0.91%         1.84%       1.86%**
  Net Expenses.........................         1.87%         1.70%       1.58%**         0.91%         1.83%       1.85%**
  Net Investment Income (Loss).........         0.45%         0.87%     (0.70)%**         4.92%         3.51%       2.96%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........          117%          311%          445%       --            --            --
  Net Assets, End of Year (000's
    omitted)...........................       $38,184      $113,248       $36,187        $2,860        $4,553        $3,073

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
    * SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 15, 1998--NOVA FUND; AUGUST 5, 1998--URSA FUND.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
       FOR PERIODS AFTER MARCH 31, 2000, PORTFOLIO TURNOVER IS CALCULATED ONLY FOR THE URSA MASTER PORTFOLIO.

See Notes to Financial Statements.     46

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           ADVISOR CLASS
                                         ----------------------------------------------------------------------------------
                                                     U.S. GOVERNMENT
                                                       MONEY MARKET
                                                           FUND                                    OTC FUND
                                         ----------------------------------------  ----------------------------------------
                                                 YEAR          YEAR        PERIOD          YEAR          YEAR        PERIOD
                                                ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                            MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
                                                 2001          2000         1999*          2001        2000++       1999++*
                                         ------------  ------------  ------------  ------------  ------------  ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...         $1.00         $1.00         $1.00        $32.16        $15.86        $10.17
                                         ------------  ------------  ------------  ------------  ------------  ------------
  Net Investment Income (Loss)+........           .05           .04           .04          (.35)         (.33)         (.10)
  Net Realized and Unrealized Gains
    (Losses) on Securities.............       --            --            --             (20.60)        16.78          5.88
                                         ------------  ------------  ------------  ------------  ------------  ------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....           .05           .04           .04        (20.95)        16.45          5.78
  Distributions to Shareholders from:
    Net Investment Income..............          (.05)         (.04)         (.04)      --            --            --
    Net Realized Capital Gains.........       --            --            --               (.17)         (.15)         (.09)
                                         ------------  ------------  ------------  ------------  ------------  ------------
    Net Increase (Decrease) in Net
      Asset Value......................       --            --            --             (21.12)        16.30          5.69
                                         ------------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE--END OF PERIOD.........         $1.00         $1.00         $1.00        $11.04        $32.16        $15.86
                                         ============  ============  ============  ============  ============  ============
TOTAL INVESTMENT RETURN................         4.99%         3.94%         4.02%      (65.40)%       104.26%        57.20%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.......................         1.34%         1.41%       1.34%**         1.67%         1.62%       1.49%**
  Net Expenses.........................         1.34%         1.40%       1.33%**         1.66%         1.61%       1.47%**
  Net Investment Income (Loss).........         4.87%         3.85%       3.83%**       (1.50)%       (1.47)%     (1.31%)**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........       --            --            --               228%          385%          773%
  Net Assets, End of Year (000's
    omitted)...........................      $451,796      $212,181      $321,581       $36,836      $113,948        $6,893

    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR. ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 AND MARCH 31,
       2000 HAVE BEEN RESTATED TO REFLECT A 3:1 STOCK SPLIT EFFECTIVE
       APRIL 14,2000.
    * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 22, 1998--OTC FUND; APRIL 1, 1998--U.S. GOVERNMENT MONEY MARKET FUND.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.     47

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       H CLASS
                                         ------------------------------------
                                          LARGE-CAP   LARGE-CAP
                                         EUROPE FUND  JAPAN FUND  MEKROS FUND
                                         -----------  ----------  -----------
                                              PERIOD      PERIOD       PERIOD
                                               ENDED       ENDED        ENDED
                                           MARCH 31,   MARCH 31,    MARCH 31,
                                               2001*       2001*        2001*
                                         -----------  ----------  -----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...       $25.00      $25.00       $25.00
                                         -----------  ----------  -----------
  Net Investment Income+...............          .83         .69          .42
  Net Realized and Unrealized Gains
    (Losses) on Securities.............        (8.11)     (12.65)       (5.43)
                                         -----------  ----------  -----------
  Net Decrease in Net Asset Value
    Resulting from Operations..........        (7.28)     (11.96)       (5.01)
  Distributions to Shareholders              --           --          --
                                         -----------  ----------  -----------
    Net Decrease in Net Asset Value            (7.28)     (11.96)       (5.01)
                                         -----------  ----------  -----------
NET ASSET VALUE--END OF PERIOD.........       $17.72      $13.04       $19.99
                                         ===========  ==========  ===========
TOTAL INVESTMENT RETURN................     (29.12)%    (47.84)%     (20.04)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................      2.06%**     1.77%**      1.74%**
  Net Expenses.........................      2.06%**     1.77%**      1.73%**
  Net Investment Income................      4.03%**     4.17%**      4.24%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........         350%        699%      --
  Net Assets, End of Period (000's
    omitted)...........................       $9,977     $14,606      $36,704

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000--LARGE-CAP EUROPE FUND AND LARGE-CAP JAPAN FUND; NOVEMBER 1, 2000--MEKROS FUND.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.     48

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         C CLASS
                                         -----------------------------------------------------------------------
                                                                   U.S GOVERNMENT
                                                                    MONEY MARKET
                                         NOVA FUND*  URSA FUND*        FUND*            OTC FUND*     JUNO FUND*
                                         ----------  ----------  ------------------  ---------------  ----------
                                             PERIOD      PERIOD              PERIOD           PERIOD      PERIOD
                                              ENDED       ENDED               ENDED            ENDED       ENDED
                                          MARCH 31,   MARCH 31,           MARCH 31,        MARCH 31,   MARCH 31,
                                               2001        2001                2001             2001        2001
                                         ----------  ----------  ------------------  ---------------  ----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...     $27.18       $10.29               $1.00           $11.95       $8.55
                                         ---------   ----------  ------------------  ---------------  ----------
  Net Investment Income (Loss)+........       (.01)         .01                 .02        --             --
  Net Realized and Unrealized Gains
    (Losses) on Securities.............       (.33)         .13          --                     (.75)       (.02)
                                         ---------   ----------  ------------------  ---------------  ----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....       (.34)         .14                 .02             (.75)       (.02)
  Distributions to Shareholders........     --           --                    (.02)       --             --
                                         ---------   ----------  ------------------  ---------------  ----------
  Net Increase (Decrease) in Net Asset
    Value..............................       (.34)         .14          --                     (.75)       (.02)
                                         ---------   ----------  ------------------  ---------------  ----------
NET ASSET VALUE--END OF PERIOD.........     $26.84       $10.43               $1.00           $11.20       $8.53
                                         =========   ==========  ==================  ===============  ==========
TOTAL INVESTMENT RETURN................    (1.25)%        1.36%               1.97%          (6.28)%      (.23)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................    1.86%**      1.20%**             1.79%**          2.37%**     1.54%**
  Net Expenses.........................    1.77%**      1.20%**             1.78%**          2.09%**     1.54%**
  Net Investment Income (Loss).........  (0.98)%**      3.04%**             4.31%**        (2.03)%**     2.70%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........       117%       --              --                     228%      --
  Net Assets, End of Period (000's
    omitted)...........................       $111          $35             $37,514              $32      $1,702

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 14, 2001--NOVA FUND; OCTOBER 19, 2000--U.S. GOVERNMENT MONEY MARKET FUND; MARCH 26, 2001--OTC FUND; MARCH 28, 2001--JUNO FUND; MARCH 15, 2001--URSA FUND.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.     49

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 C CLASS
                                         ------------------------
                                         ARKTOS FUND  MEKROS FUND
                                         -----------  -----------
                                              PERIOD       PERIOD
                                               ENDED        ENDED
                                           MARCH 31,    MARCH 31,
                                               2001*        2001*
                                         -----------  -----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...       $29.14       $24.28
                                         -----------  -----------
  Net Investment Income+...............      --               .17
                                         -----------  -----------
  Net Realized and Unrealized Gains
    (Losses) on Securities.............         6.60        (4.46)
                                         -----------  -----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....         6.60        (4.29)
  Distributions to Shareholders              --           --
                                         -----------  -----------
  Net Increase (Decrease) in Net Asset
    Value..............................         6.60        (4.29)
                                         -----------  -----------
NET ASSET VALUE--END OF PERIOD.........       $35.74       $19.99
                                         ===========  ===========
TOTAL INVESTMENT RETURN................       22.65%     (17.67)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................      1.32%**      2.54%**
  Net Expenses.........................      1.32%**      2.52%**
  Net Investment Income................      0.00%**      3.80%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........      --           --
  Net Assets, End of Period (000's
    omitted)...........................          $22           $2

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: JANUARY 23, 2001--MEKROS FUND; MARCH 7, 2001--ARKTOS FUND.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.     50

                               RYDEX SERIES FUNDS

                             URSA MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                                MARKET
                                                                 VALUE
                                           FACE AMOUNT        (NOTE 1)
                                           -----------    ------------
FEDERAL AGENCY DISCOUNT NOTES 79.8%
Fannie Mae 5.36% 04/26/01..............    $25,000,000    $ 24,910,667
Fannie Mae 4.71% 05/31/01..............     25,000,000      24,807,021
Federal Home Loan Banks 4.79%
  04/02/01.............................     25,000,000      25,000,000
Federal Home Loan Banks 5.00%
  04/02/01.............................     50,000,000      50,000,000
Federal Home Loan Banks 4.78%
  04/04/01.............................     25,000,000      24,993,361
Federal Home Loan Banks 4.85%
  04/25/01.............................     25,000,000      24,922,535
Freddie Mac 4.78% 04/09/01.............     25,000,000      24,976,764
Freddie Mac 5.29% 04/10/01.............     25,000,000      24,970,611
                                                          ------------
    Total Federal Agency Discount Notes
      (Cost $224,580,959)..............                    224,580,959
                                                          ------------

                                             CONTRACTS
                                           -----------
OPTIONS PURCHASED 3.8%
Put Options on:
  June 2001 S&P 500 Futures Contracts,
    Expiring June 2001, with strike
    1600...............................             98      10,596,250
Call Options on:
  April 2001 S&P 500 Futures Contracts,
    Expiring April 2001, with strike
    1500...............................            500              --
  April 2001 S&P 500 Futures Contracts,
    Expiring April 2001, with strike
    1550...............................            130              --
                                                          ------------
    Total Options Purchased (Cost
      $9,969,096)......................                     10,596,250
                                                          ------------

                                           FACE AMOUNT
                                           -----------
REPURCHASE AGREEMENTS 16.5%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 4):
  5.20% due 04/02/01...................    $21,529,209      21,529,209
  5.22% due 04/02/01...................     12,423,185      12,423,185
  5.23% due 04/02/01...................     12,423,185      12,423,185
                                                          ------------
    Total Repurchase Agreements (Cost
      $46,375,579).....................                     46,375,579
                                                          ------------
    Total Investments 100% (Cost
      $280,925,634)....................                   $281,552,788
                                                          ============

See Notes to Financial Statements.     51

                               RYDEX SERIES FUNDS

                             URSA MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                            UNREALIZED
                                                                  GAIN
                                             CONTRACTS        (NOTE 1)
                                           -----------    ------------
FUTURES CONTRACTS SOLD SHORT
    June 2001 S&P 500 Futures Contracts
      (Underlying Market Value
      $199,350,625)....................            683    $  8,566,082
                                                          ============

See Notes to Financial Statements.     52

                               RYDEX SERIES FUNDS

                             JUNO MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                                MARKET
                                                                 VALUE
                                           FACE AMOUNT        (NOTE 1)
                                           -----------    ------------
FEDERAL AGENCY DISCOUNT NOTES 40.3%
Fannie Mae 4.95% 04/04/01..............    $5,000,000     $  4,998,625
                                                          ------------
    Total Federal Agency Discount Notes
      (Cost $4,998,625)................                      4,998,625
                                                          ------------

                                             CONTRACTS
                                           -----------
OPTIONS PURCHASED 2.3%
Call Options on:
  June 2001 U.S. Treasury Bond Futures
    Contracts, Expiring June 2001 with
    strike 110.........................           118           22,125
Put Options on:
  June 2001 U.S. Treasury Bond Futures
    Contracts, Expiring June 2001, with
    strike 110.........................            45          267,187
                                                          ------------
    Total Options Purchased (Cost
      $330,856)........................                        289,312
                                                          ------------

                                           FACE AMOUNT
                                           -----------
REPURCHASE AGREEMENTS 57.4%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 4):
  5.20% due 04/02/01...................    $3,312,384        3,312,384
  5.22% due 04/02/01...................     1,911,374        1,911,374
  5.23% due 04/02/01...................     1,911,374        1,911,374
                                                          ------------
    Total Repurchase Agreements (Cost
      $7,135,132)......................                      7,135,132
                                                          ------------
    Total Investments 100% (Cost
      $12,464,613).....................                   $ 12,423,069
                                                          ============
----------------------------------------------------------------------

                                                           UNREALIZED
                                                                 GAIN
                                            CONTRACTS        (NOTE 1)
                                           ----------    ------------
FUTURES CONTRACTS SOLD SHORT
June 2001 U. S. Treasury Bond Futures
  Contracts
  (Underlying Market Value
  $12,085,750).........................           116    $    141,847
                                                         ============

See Notes to Financial Statements.     53

                               RYDEX SERIES FUNDS

                               ARKTOS MASTER FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                                MARKET
                                                  FACE           VALUE
                                                AMOUNT        (NOTE 1)
                                           -----------    ------------
FEDERAL AGENCY DISCOUNT NOTES 43.1%
Federal Home Loan Banks 5.0%
  04/02/01*............................    $25,000,000    $ 25,000,000
                                                          ------------
    Total Federal Agency Discount Notes
      (Cost $25,000,000)...............                     25,000,000
                                                          ------------

                                             CONTRACTS
                                           -----------
OPTIONS PURCHASED 0.0%
Call Options on:
  April 2001 NASDAQ 100 Futures
    Contracts, Expiring April 2001 with
    strike 3300........................            230              --
  April 2001 NASDAQ 100 Futures
    Contracts, Expiring April 2001 with
    strike 3800........................            100              --
                                                          ------------
    Total Options Purchased (Cost
      $8,460)..........................                             --
                                                          ------------

                                                  FACE
                                                AMOUNT
                                           -----------
REPURCHASE AGREEMENTS 56.9%
Repurchase Agreements Collateralized by
  U. S. Treasury Obligations (Note 4):
  5.20% due 04/02/01*..................    $15,309,085      15,309,085
  5.22% due 04/02/01*..................      8,833,934       8,833,934
  5.23% due 04/02/01*..................      8,833,934       8,833,934
                                                          ------------
    Total Repurchase Agreements (Cost
      $32,976,953).....................                     32,976,953
                                                          ------------
    Total Investments 100% (Cost
      $57,985,413).....................                   $ 57,976,953
                                                          ============

--------------------------------------------------------------------------------

    *  This holding is restricted to cover the value of Common Stocks Sold
       Short.

See Notes to Financial Statements.     54

                               RYDEX SERIES FUNDS

                               ARKTOS MASTER FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                            MARKET
                                                             VALUE
                                            SHARES        (NOTE 1)
                                           -------    ------------
COMMON STOCKS SOLD SHORT
Microsoft Corp.*.......................     62,200    $ (3,401,562)
Intel Corp.............................     79,800      (2,099,736)
Qualcomm, Inc.*                             30,800      (1,744,050)
Cisco Systems, Inc.*...................     87,100      (1,377,268)
Oracle Corp.*..........................     78,900      (1,181,922)
Amgen, Inc.............................     16,400        (987,075)
VoiceStream Wireless Corp.*............      9,380        (866,477)
JDS Uniphase Corp.*....................     45,500        (838,906)
Dell Computer Corp.*...................     32,200        (827,138)
Sun Microsystems, Inc.*................     48,000        (737,760)
WorldCom, Inc.*........................     35,100        (655,930)
Comcast Corp...........................     15,100        (633,256)
Veritas Software Corp.*................     13,500        (624,240)
Applied Materials, Inc.*...............     14,200        (617,700)
Linear Technology Corp.................     14,300        (587,194)
Maxim Integrated Products*.............     13,400        (557,306)
Xilinx, Inc.*..........................     14,800        (519,850)
CIENA Corp.*...........................     12,000        (501,000)
Siebel Systems, Inc.*..................     17,000        (462,400)
Nextel Communications, Inc.*...........     31,700        (455,687)
Paychex, Inc...........................     12,000        (444,750)
Gemstar-TV Guide International,
  Inc.*................................     14,600        (419,750)
Altera Corp*...........................     18,500        (396,594)
Chiron Corp.*..........................      9,000        (394,875)
Biogen, Inc.*..........................      6,200        (392,538)
Starbucks Corp.*.......................      8,900        (377,694)
Check Point Software Technologies*.....      7,800        (370,500)
Apple Computer, Inc....................     16,300        (359,741)
Immunex Corp.*.........................     25,100        (359,244)
BEA Systems, Inc.*.....................     12,100        (355,438)
Comverse Technology, Inc.*.............      5,800        (341,562)
Concord EFS, Inc.*.....................      8,300        (338,225)
Genzyme Corp-Genl Division*............      3,700        (334,221)
Tellabs, Inc.*.........................      7,900        (321,431)
                                                            MARKET
                                                             VALUE
                                            SHARES        (NOTE 1)
                                           -------    ------------
Peoplesoft, Inc.*......................     13,700    $   (321,094)
Bed Bath & Beyond, Inc.*...............     13,000        (319,313)
Biomet, Inc............................      8,100        (319,064)
Costco Wholesale Corp..................      8,000        (314,000)
Kla-Tencor Corp.*......................      7,600        (299,250)
USA Networks, Inc.*....................     11,800        (282,463)
Adobe Systems, Inc.....................      8,000        (279,760)
ADC Telecommunications, Inc.*..........     32,900        (279,650)
Medimmune, Inc.*.......................      7,700        (276,238)
Cintas Corp............................      6,900        (271,998)
Juniper Networks, Inc.*................      7,100        (269,516)
PanAmSat Corp.*........................      6,800        (266,475)
Flextronics International Ltd.*........     17,100        (256,500)
eBay, Inc.*............................      6,800        (246,075)
Intuit, Inc.*..........................      8,800        (244,200)
Electronic Arts, Inc.*.................      4,500        (244,125)
Millennium Pharmaceuticals*............      7,900        (240,634)
Fiserv, Inc.*..........................      5,300        (238,169)
Echostar Communications Corp.*.........      8,200        (227,038)
VeriSign, Inc.*........................      6,300        (223,256)
Adelphia Communications*...............      5,400        (218,700)
Sanmina Corp.*.........................     11,100        (217,144)
Idec Pharmaceuticals Corp.*............      5,300        (212,000)
Exodus Communications, Inc.*...........     19,500        (209,625)
I2 Technologies, Inc.*.................     14,400        (208,800)
Novellus Systems, Inc.*................      4,900        (198,756)
Applied Micro Circuits Corp.*..........     11,700        (193,050)
Network Appliance, Inc.*...............     11,400        (191,662)
Human Genome Sciences, Inc.*...........      4,100        (188,600)
Telefonaktiebolaget LM Ericsson........     32,400        (181,238)
Vitesse Semiconductor Corp.*...........      7,000        (166,688)
Brocade Communications System*.........      7,800        (162,942)
Citrix Systems, Inc.*..................      7,500        (158,438)
Staples, Inc.*.........................     10,300        (153,212)

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     55

                               RYDEX SERIES FUNDS

                               ARKTOS MASTER FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                                                MARKET
                                                  FACE           VALUE
                                                AMOUNT        (NOTE 1)
                                           -----------    ------------
Palm, Inc.*............................         18,200    $   (152,994)
Level 3 Communications, Inc.*..........          8,600        (149,425)
PMC -- Sierra, Inc.*...................          6,000        (148,440)
Yahoo!, Inc.*..........................          9,100        (143,325)
Broadcom Corp.*........................          4,700        (135,830)
TMP Worldwide, Inc.*...................          3,500        (131,469)
Paccar, Inc............................          2,900        (129,956)
Mercury Interactive Corp.*.............          2,900        (121,438)
Rational Software Corp.*...............          6,700        (118,925)
Molex, Inc.............................          3,300        (116,428)
Parametric Technology Corp.*...........         12,200        (110,562)
Smurfit-Stone Container Corp.*.........          8,100        (107,811)
Metromedia Fiber Network, Inc.*........         17,900         (98,092)
Amazon.com.............................          8,000         (81,840)
Conexant Systems, Inc.*................          9,100         (81,331)
                                                                MARKET
                                                  FACE           VALUE
                                                AMOUNT        (NOTE 1)
                                           -----------    ------------
Compuware Corp.........................          7,700    $    (75,075)
RF Micro Devices, Inc.*................          6,300         (73,631)
QLogic Corp.*..........................          3,200         (72,000)
XO Communications, Inc.*...............         10,000         (70,000)
Novel, Inc.............................         12,900         (64,500)
Ariba, Inc.*...........................          8,000         (63,250)
Abgenix, Inc.*.........................          2,600         (61,588)
CNet Networks, Inc.....................          5,300         (59,294)
BroadVision, Inc.*.....................          9,900         (52,903)
At Home Corp. Ser A....................          8,500         (38,080)
Real Networks, Inc.....................          5,000         (35,312)
3Com Corp.*............................          5,800         (33,169)
CMGI, Inc..............................         11,800         (29,972)
Inktomi Corp...........................          3,900         (25,935)
                                                          ------------
    Total Common Stocks Sold Short
      (Proceeds $84,724,290)...........                   $(35,545,268)
                                                          ============

--------------------------------------------------------------------------------

                                                          UNREALIZED
                                                                GAIN
                                           CONTRACTS        (NOTE 1)
                                           ---------    ------------
FUTURES CONTRACTS SOLD SHORT
June 2001 NASDAQ 100 Futures Contracts
  (Underlying Market Value
  $1,906,800)..........................        12       $    437,416
                                                        ============

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     56

                               RYDEX SERIES FUNDS

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                  March 31, 2001

--------------------------------------------------------------------------------

                                          URSA MASTER  JUNO MASTER  ARKTOS MASTER
                                            PORTFOLIO    PORTFOLIO      PORTFOLIO
                                         ------------  -----------  -------------
ASSETS
  Securities at Value (Note 1)--
    Accompanying Schedules.............  $281,552,788  $12,423,069  $ 57,976,953
  Unrealized Gain for Equity Index
    Swaps..............................       --           --          3,733,655
  Cash on Deposit with Broker (Note
    1).................................     6,671,767      --         58,745,765
  Investment Income Receivable.........        20,148        3,100        76,794
  Receivable for Shares Purchased......       --            81,842       --
                                         ------------  -----------  ------------
    Total Assets.......................   288,244,703   12,508,011   120,533,167
                                         ------------  -----------  ------------
LIABILITIES
  Payable for Securities Purchased.....       201,548       11,888       --
  Payable for Futures Contracts
    Settlement.........................     1,480,728       32,625        15,177
  Payable for Equity Index Swaps
    Settlement.........................       --           --            627,765
  Short Sale at Market Value...........       --           --         35,545,268
  Liability for Shares Redeemed........    60,552,585      --          5,063,576
  Dividends Payable....................       920,561       29,096       150,533
  Investment Advisory Fee Payable......       --             5,789        62,977
  Other Liabilities....................        48,811       11,405       148,802
                                         ------------  -----------  ------------
    Total Liabilities..................    63,204,233       90,803    41,614,098
                                         ------------  -----------  ------------
NET ASSETS (Note 10)...................  $225,040,470  $12,417,208  $ 78,919,069
                                         ============  ===========  ============
Shares Outstanding.....................     3,452,145      273,584       818,081
Net Asset Value Per Share..............        $65.19       $45.39        $96.47

See Notes to Financial Statements.     57

                               RYDEX SERIES FUNDS

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                       Year Ended March 31, 2001

--------------------------------------------------------------------------------

                                         URSA MASTER  JUNO MASTER  ARKTOS MASTER
                                          PORTFOLIO*   PORTFOLIO*     PORTFOLIO*
                                         -----------  -----------  -------------
INVESTMENT INCOME
  Interest (Note 1)....................  $16,854,435  $  550,868   $  7,788,262
  Other Income.........................            5       1,005             22
                                         -----------  ----------   ------------
    Total Income.......................   16,854,440     551,873      7,788,284
                                         -----------  ----------   ------------
EXPENSES
  Advisory Fees (Note 5)...............    2,509,115      83,219        932,069
  Legal (Note 1).......................        6,864         351          4,099
  Registration Fees (Note 1)...........        8,544         230          2,718
  Custodian Fees (Note 1)..............      116,846       3,241         37,138
  Miscellaneous (Note 1)...............        7,306      --             11,514
                                         -----------  ----------   ------------
    Total Expenses.....................    2,648,675      87,041        987,538
    Custodian Fees Paid Indirectly
      (Note 1).........................       12,857         426          4,775
                                         -----------  ----------   ------------
    Net Expenses.......................    2,635,818      86,615        982,763
                                         -----------  ----------   ------------
Net Investment Income..................   14,218,622     465,258      6,805,521
                                         -----------  ----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities................    8,801,417    (254,862)       (43,686)
  Equity Index Swaps...................      --           --           (627,765)
  Futures Contracts....................   31,198,658    (626,522)    19,803,472
  Securities Sold Short................      --           --        (12,418,277)
                                         -----------  ----------   ------------
    Total Net Realized Gain (Loss).....   40,000,075    (881,384)     6,713,744
                                         -----------  ----------   ------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities................      503,714     110,494         (8,460)
  Equity Index Swaps...................      --           --          3,733,655
  Futures Contracts....................   30,009,026     351,801        558,495
  Securities Sold Short................      --           --         42,377,590
                                         -----------  ----------   ------------
    Net Change in Unrealized
      Appreciation (Depreciation)......   30,512,740     462,295     46,661,280
                                         -----------  ----------   ------------
    Net Gain (Loss) on Investments.....   70,512,815    (419,089)    53,375,024
                                         -----------  ----------   ------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS...........................  $84,731,437  $   46,169   $ 60,180,545
                                         ===========  ==========   ============

    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 2000--URSA MASTER PORTFOLIO, JUNO MASTER PORTFOLIO, AND ARKTOS MASTER PORTFOLIO.

See Notes to Financial Statements.     58

                               RYDEX SERIES FUNDS

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                       Year Ended March 31, 2001

--------------------------------------------------------------------------------

                                            URSA MASTER  JUNO MASTER   ARKTOS MASTER
                                             PORTFOLIO*   PORTFOLIO*      PORTFOLIO*
                                         --------------  -----------  --------------
FROM OPERATIONS
  Net Investment Income................  $   14,218,622  $   465,258  $    6,805,521
  Net Realized Gain (Loss) on
    Investments........................      40,000,075     (881,384)      6,713,744
  Net Change in Unrealized Appreciation
    of Investments.....................      30,512,740      462,295      46,661,280
                                         --------------  -----------  --------------
    Net Increase in Net Assets from
      Operations.......................      84,731,437       46,169      60,180,545
                                         --------------  -----------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income
    (Note 1)...........................     (14,218,622)    (465,258)     (6,805,521)
  From Realized Gains on Investments
    (Note 1)...........................        --            --             --
                                         --------------  -----------  --------------
    Total Distributions to
      Shareholders.....................     (14,218,622)    (465,258)     (6,805,521)
                                         --------------  -----------  --------------
SHARE TRANSACTIONS
  Net Proceeds from Shares Purchased...   2,148,948,810  103,070,820   1,137,331,401
  Net Value of Shares Purchased through
    Dividend Reinvestment..............      13,298,061      436,162       6,654,988
  Net Cost of Shares Redeemed..........  (2,007,719,216) (90,670,685) (1,118,442,344)
                                         --------------  -----------  --------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS.........................     154,527,655   12,836,297      25,544,045
                                         --------------  -----------  --------------
Net Increase in Net Assets.............     225,040,470   12,417,208      78,919,069
NET ASSETS--BEGINNING OF PERIOD........        --            --             --
                                         --------------  -----------  --------------
NET ASSETS--END OF PERIOD..............  $  225,040,470  $12,417,208  $   78,919,069
                                         ==============  ===========  ==============

TRANSACTIONS IN SHARES
  Shares Purchased.....................      40,359,737    2,137,987      20,230,925
  Shares Purchased through
    Reinvestment.......................         248,585        8,977         117,418
                                         --------------  -----------  --------------
  Total Purchased......................      40,608,322    2,146,964      20,348,343
  Shares Redeemed......................     (37,156,177)  (1,873,380)    (19,530,262)
                                         --------------  -----------  --------------
  Net Shares Purchased.................       3,452,145      273,584         818,081
                                         ==============  ===========  ==============

    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 2000--URSA MASTER PORTFOLIO, JUNO MASTER PORTFOLIO, AND ARKTOS MASTER PORTFOLIO.

See Notes to Financial Statements.

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         URSA MASTER  JUNO MASTER  ARKTOS MASTER
                                          PORTFOLIO    PORTFOLIO     PORTFOLIO
                                         -----------  -----------  -------------
                                                YEAR         YEAR           YEAR
                                               ENDED        ENDED          ENDED
                                           MARCH 31,    MARCH 31,      MARCH 31,
                                               2001*        2001*          2001*
                                         -----------  -----------  -------------
RATIOS TO AVERAGE NET ASSETS **
  Gross Expenses.......................        0.95%        0.94%          0.96%
  Net Expenses.........................        0.95%        0.94%          0.95%
  Net Investment Income................        5.11%        5.04%          6.58%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........      --           --              1,788%
  Net Assets, End of Year (000's
    omitted)...........................     $225,040      $12,417        $78,919

    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 2000--URSA MASTER PORTFOLIO, JUNO MASTER PORTFOLIO AND ARKTOS MASTER PORTFOLIO.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
       THE URSA MASTER PORTFOLIO AND THE JUNO MASTER PORTFOLIO TYPICALLY HOLD MOST OF THEIR INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

See Notes to Financial Statements.     60

                               RYDEX SERIES FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares. The Trust offers four separate classes of shares, Investor Class Shares, Advisor Class Shares, H Class Shares, and C Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share. C Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. At March 31, the Trust consisted of thirty separate series: twelve benchmark funds; one money market fund; and seventeen sector funds. This report covers the twelve benchmark funds and the money market fund (the "Funds"), while the Sector Funds are contained in a separate report.

During 1997, the Trust changed its fiscal year end from June 30 to March 31. Accordingly, statements for the period ended March 31, 1997 reflect nine months of activity.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States and are consistently followed by the Trust.

A. Securities listed on an exchange are valued at the last quoted sales price as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, and subsequently adjusted to reflect actual holdings on the record date. Interest income is accrued on a daily basis.

C. Net investment income is computed and dividends are declared daily in the U.S. Government Money Market Fund and the U.S. Government Bond Fund. Income dividends in these funds are paid

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining index funds and distributions of net realized capital gains in all funds are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by these differences.

D. When the Trust engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of securities as collateral for short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

E. When the Trust writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities.

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

H. Cash on Deposit with Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

I. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

J. The Trust has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Trust's expenses.

K. The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

L. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to Advisor Class Shares and H Class Shares and service and distribution fees related to C Class Shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

M. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.  FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the even of the default or bankruptcy of the agreement counterparty.

In conjunction with the use of options, futures, and swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; and 3) the possible absence of a liquid secondary market for any particular instrument at any time.

3.  MASTER-FEEDER ARRANGEMENT

Effective after the close of business on March 31, 2000, the Ursa Fund, Investor and Advisor Class shares, the Juno Fund, and the Arktos Fund were reorganized into a "master-feeder arrangement." Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-end investment company that has the same investment objectives as the Fund, e.g., the Ursa Fund would act as a "feeder fund," holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund's investment returns should be the same as those of the master portfolio, adjusted for Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read with the Funds' financial statements. The percentage of Ursa Master Portfolio, Juno Master Portfolio, and

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Arktos Master Portfolio owned by the Ursa Fund, Juno Fund, and Arktos Fund, respectively, at March 31, 2001, was 100 percent.

4.  REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury obligations. The collateral is in the possession of the Trust's custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed and outstanding as of March 31, 2001 are as follows:

COUNTERPARTY                                TERMS OF AGREEMENT      FACE VALUE    MARKET VALUE
------------                               -------------------    ------------    ------------
Lehman Brothers, Inc.                         5.23% due 4/2/01    $107,000,000    $107,000,000
Salomon Smith Barney, Inc.                    5.20% due 4/2/01     107,000,000     107,000,000
PaineWebber, Inc.                             5.22% due 4/2/01     107,000,000     107,000,000
Fuji Securities                               5.20% due 4/2/01      78,429,532      78,429,532
                                                                                  ------------
                                                                                  $399,429,532
                                                                                  ============

As of March 31, 2001, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                              RANGE OF RATES       PAR VALUE    MARKET VALUE
-------------                              --------------    ------------    ------------
U.S. Treasury Notes....................    6.000%-6.875%     $ 97,138,000    $109,696,296
U.S. Treasury Bonds....................    7.625%-9.125%      143,925,000     190,226,093
U.S. Treasury Bills....................                       109,460,000     109,143,661
                                                                             ------------
                                                                             $409,066,050
                                                                             ============

5.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, an affiliated entity, investment advisory fees calculated at an annualized rate of one half of one percent (0.50%) of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund; three-quarters of one percent (0.75%) of the average daily net assets of the Nova Fund and the OTC Fund; and nine-tenths of one percent (0.90%) of the average daily net assets of the Ursa Master Portfolio, the Juno Master Portfolio, the Arktos Master Portfolio, the

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Large-Cap Europe Fund, the Large-Cap Japan Fund, and the Mekros Fund. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of two-tenths of one percent (0.20%) of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund; and one-quarter of one percent (0.25%) of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Juno Fund, the Arktos Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, and the Mekros Fund.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of one-tenth of one percent (0.10%) on the first $30 million of the average daily net assets, one-twentieth of one percent (0.05%) on the next $20 million of the average daily net assets, one-thirty-third of one percent (0.03%) on the next $50 million of the average daily net assets, and one-fiftieth of one percent (0.02%) on the average daily net assets over $100 million of each of the funds.

Certain officers and trustees of the Trust are also officers and directors of Rydex Fund Services, Inc.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares and a Distribution Plan applicable to the H Class shares of the Large-Cap Europe, Large-Cap Japan and Mekros Funds, for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class Shares only, if a Service Provider provides shareholders services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan (the "C Class Plan") applicable to its C Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C Class Shares average daily net assets. The annual .25% service fee compensates your financial advisor for providing on-going services to you. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. The annual .75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees.

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.

6.  SECURITIES TRANSACTIONS

During the year ended March 31, 2001, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

                                                                              U.S.
                                                               URSA     GOVERNMENT                              U.S.         JUNO
                                                NOVA         MASTER          MONEY               OTC      GOVERNMENT       MASTER
                                                FUND      PORTFOLIO    MARKET FUND              FUND       BOND FUND    PORTFOLIO
                                        ------------    -----------    -----------    --------------    ------------    ---------
Purchases...........................    $460,693,976        --             --         $5,869,663,700    $474,430,741       --
Sales...............................    $574,796,276        --             --         $6,273,800,626    $425,401,793       --

                                                   ARKTOS    LARGE-CAP    LARGE-CAP
                                                   MASTER       EUROPE        JAPAN    MEKROS
                                                PORTFOLIO         FUND         FUND      FUND
                                           --------------  -----------  -----------  --------
Purchases..............................    $1,299,969,703  $ 1,003,473  $ 2,334,155     --
Sales..................................    $1,305,097,647  $(1,227,204) $(2,314,747)    --

7.  NET UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES

At March 31, 2001 unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes were:

                                                                      U.S.
                                                      URSA      GOVERNMENT                         U.S.        JUNO        ARKTOS
                                        NOVA        MASTER           MONEY             OTC   GOVERNMENT      MASTER        MASTER
                                        FUND     PORTFOLIO     MARKET FUND            FUND    BOND FUND   PORTFOLIO     PORTFOLIO
                                ------------  ------------  --------------  --------------  -----------  ----------  ------------
Gross Unrealized
  Appreciation................  $  9,132,666  $    648,564  $     --        $  163,895,601  $   --       $   --      $    --
Gross Unrealized
  (Depreciation)..............   (13,395,480)      (21,410)       --          (429,238,372)  (1,382,758)    (41,544)  (21,490,761)
                                ------------  ------------  --------------  --------------  -----------  ----------  ------------
Net Unrealized Appreciation
  (Depreciation)..............  $ (4,262,814) $    627,154  $     --        $ (265,342,771) $(1,382,758) $  (41,544) $(21,490,761)
                                ============  ============  ==============  ==============  ===========  ==========  ============
Cost of Investments for
  Federal Income Tax
  Purposes....................  $266,508,197  $280,925,634  $1,577,519,408  $1,341,087,556  $82,679,952  $12,464,613 $ 79,467,714
                                ============  ============  ==============  ==============  ===========  ==========  ============

                                            LARGE-CAP     LARGE-CAP
                                               EUROPE         JAPAN          MEKROS
                                                 FUND          FUND            FUND
                                         ------------  ------------  --------------
Gross Unrealized Appreciation..........  $    --       $    --       $     --
Gross Unrealized (Depreciation)........       --            --             --
                                         ------------  ------------  --------------
Net Unrealized Appreciation
  (Depreciation).......................  $    --       $    --       $     --
                                         ============  ============  ==============
Cost of Investments for Federal Income
  Tax Purposes.........................  $  2,999,601  $  5,000,000  $    5,389,675
                                         ============  ============  ==============

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8.  SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of shares. Transactions in shares for the year ended March 31, 2001 were:

INVESTOR CLASS:

                                                                                U.S.
                                                                          GOVERNMENT                       U.S.
                                                 NOVA          URSA            MONEY           OTC   GOVERNMENT         JUNO
                                                 FUND          FUND      MARKET FUND          FUND    BOND FUND         FUND
                                         ------------  ------------  ---------------  ------------  -----------  -----------
Shares Purchased.......................   185,452,287   406,538,889   24,530,057,378   420,922,828   71,309,788   14,785,606
Purchased through Dividend
  Reinvestment.........................       --            167,115       45,763,976       777,771      145,322      --
                                         ------------  ------------  ---------------  ------------  -----------  -----------
Total Purchased........................   185,452,287   406,706,004   24,575,821,354   421,700,599   71,455,110   14,785,606
Shares Redeemed........................  (193,932,225) (422,844,559) (24,313,720,912) (367,111,507) (66,250,872) (14,630,037)
                                         ------------  ------------  ---------------  ------------  -----------  -----------
Net Shares Purchased (Redeemed)........    (8,479,938)  (16,138,555)     262,100,442    54,589,092    5,204,238      155,569
                                         ============  ============  ===============  ============  ===========  ===========


                                                          LARGE-CAP     LARGE-CAP
                                               ARKTOS        EUROPE         JAPAN        MEKROS
                                                 FUND         FUND*         FUND*         FUND*
                                         ------------  ------------  ------------  ------------
Shares Purchased.......................   152,209,874    14,284,131    12,957,955    42,756,818
Purchased through Dividend
  Reinvestment.........................       --            --            --            --
                                         ------------  ------------  ------------  ------------
Total Purchased........................   152,209,874    14,284,131    12,957,955    42,756,818
Shares Redeemed........................  (179,601,039)  (13,721,025)  (11,837,445)  (40,920,732)
                                         ------------  ------------  ------------  ------------
Net Shares Purchased (Redeemed)........   (27,391,165)      563,106     1,120,510     1,836,086
                                         ============  ============  ============  ============

ADVISOR CLASS:

                                                                              U.S.
                                                                        GOVERNMENT
                                                NOVA         URSA            MONEY          OTC
                                                FUND         FUND      MARKET FUND         FUND
                                         -----------  -----------  ---------------  -----------
Shares Purchased.......................   30,856,317   22,153,630   10,447,678,995   49,639,068
Purchased through Dividend
  Reinvestment.........................      --             1,303       18,449,148       38,259
                                         -----------  -----------  ---------------  -----------
Total Purchased........................   30,856,317   22,154,933   10,466,128,143   49,677,327
Shares Redeemed........................  (32,136,682) (22,474,711) (10,226,511,716) (47,523,171)
                                         -----------  -----------  ---------------  -----------
Net Shares Purchased (Redeemed)........   (1,280,365)    (319,778)     239,616,427    2,154,156
                                         ===========  ===========  ===============  ===========

    * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000--LARGE-CAP EUROPE FUND AND LARGE-CAP JAPAN FUND; NOVEMBER 1, 2000--MEKROS FUND.

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C CLASS:

                                                               U.S.
                                                         GOVERNMENT
                                                              MONEY
                                          NOVA    URSA       MARKET    OTC     JUNO  ARKTOS    MEKROS
                                         FUND*   FUND*        FUND*  FUND*    FUND*   FUND*     FUND*
                                         -----  ------  -----------  -----  -------  ------  --------
Shares Purchased.......................  4,150   5,215   66,358,682  3,841  199,624  1,329    323,223
Purchased through Dividend
  Reinvestment.........................   --      --        474,524   --      --      --        --
                                         -----  ------  -----------  -----  -------  -----   --------
Total Purchased........................  4,150   5,215   66,833,206  3,841  199,624  1,329    323,223
Shares Redeemed........................   --    (1,845) (29,319,029)  (970)   --      (712)  (323,137)
                                         -----  ------  -----------  -----  -------  -----   --------
Net Shares Purchased (Redeemed)........  4,150   3,370   37,514,177  2,871  199,624    617         86
                                         =====  ======  ===========  =====  =======  =====   ========

Transactions in shares for the year ended March 31, 2000

INVESTOR CLASS:

                                                                       U.S.
                                                                 GOVERNMENT                       U.S.
                                        NOVA          URSA            MONEY           OTC   GOVERNMENT         JUNO        ARKTOS
                                        FUND          FUND      MARKET FUND          FUND    BOND FUND         FUND          FUND
                                ------------  ------------  ---------------  ------------  -----------  -----------  ------------
Shares Purchased..............   291,378,974   811,700,635   26,853,492,338   197,253,871   35,820,699   31,910,118   429,545,940
Purchased through Dividend
  Reinvestment................         5,743       329,909       34,322,501       222,348      119,260        4,892       101,868
                                ------------  ------------  ---------------  ------------  -----------  -----------  ------------
Total Purchased...............   291,384,717   812,030,544   26,887,814,839   197,476,219   35,939,959   31,915,010   429,647,808
Shares Redeemed...............  (292,333,394) (830,236,219) (27,150,956,367) (185,553,852) (35,679,890) (32,280,729) (414,807,769)
                                ------------  ------------  ---------------  ------------  -----------  -----------  ------------
Net Shares Purchased
  (Redeemed)..................      (948,677)  (18,205,675)    (263,141,528)   11,922,367      260,069     (365,719)   14,840,039
                                ============  ============  ===============  ============  ===========  ===========  ============

ADVISOR CLASS:

                                                                             U.S.
                                                                       GOVERNMENT
                                                NOVA         URSA           MONEY          OTC
                                                FUND         FUND     MARKET FUND         FUND
                                         -----------  -----------  --------------  -----------
Shares Purchased.......................   41,535,791   34,006,722   9,672,835,236   26,514,160
Purchased through Dividend
  Reinvestment.........................          825        2,597      11,531,876        4,732
                                         -----------  -----------  --------------  -----------
Total Purchased........................   41,536,616   34,009,319   9,684,367,112   26,518,892
Shares Redeemed........................  (39,856,711) (33,767,435) (9,793,573,686) (25,482,579)
                                         -----------  -----------  --------------  -----------
Net Shares Purchased (Redeemed)........    1,679,905      241,884    (109,206,574)   1,036,313
                                         ===========  ===========  ==============  ===========

    * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 14, 2001--NOVA FUND; MARCH 15, 2001--URSA FUND; OCTOBER 19, 2000-- U.S. GOVERNMENT MONEY MARKET FUND; MARCH 26, 2001--OTC FUND; MARCH 28, 2001--JUNO FUND; MARCH 7, 2001--ARKTOS FUND; JANUARY 23, 2001--MEKROS FUND.

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in dollars for the year ended March 31, 2001 were:

INVESTOR CLASS:

                                                                                    U.S.
                                                                              GOVERNMENT                           U.S.
                                                   NOVA            URSA            MONEY              OTC    GOVERNMENT
                                                   FUND            FUND      MARKET FUND             FUND     BOND FUND
                                         --------------  --------------  ---------------  ---------------  ------------
Shares Purchased.......................  $7,003,815,463  $3,399,091,714  $24,530,041,492  $10,529,502,298  $682,179,127
Purchased through Dividend
  Reinvestment.........................        --             1,520,821       45,763,974       17,282,074     1,392,431
                                         --------------  --------------  ---------------  ---------------  ------------
Total Purchased........................   7,003,815,463   3,400,612,535   24,575,805,466   10,546,784,372   683,571,558
Shares Redeemed........................  (7,290,416,260) (3,547,872,427) (24,313,722,065) (10,895,489,481) (631,085,587)
                                         --------------  --------------  ---------------  ---------------  ------------
Net Change.............................  $ (286,600,797) $ (147,259,892) $   262,083,401  $  (348,705,109) $ 52,485,971
                                         ==============  ==============  ===============  ===============  ============

                                                                          LARGE-CAP     LARGE-CAP
                                                 JUNO          ARKTOS        EUROPE         JAPAN        MEKROS
                                                 FUND            FUND         FUND*         FUND*         FUND*
                                         ------------  --------------  ------------  ------------  ------------
Shares Purchased.......................  $130,489,857  $2,197,923,834  $338,024,537  $251,982,169  $979,090,485
Purchased through Dividend
  Reinvestment.........................       --             --             --            --            --
                                         ------------  --------------  ------------  ------------  ------------
Total Purchased........................   130,489,857   2,197,923,834   338,024,537   251,982,169   979,090,485
Shares Redeemed........................  (129,697,613) (2,281,935,120) (318,887,014) (229,492,718) (928,225,500)
                                         ------------  --------------  ------------  ------------  ------------
Net Change.............................  $    792,244  $  (84,011,286) $ 19,137,523  $ 22,489,451  $ 50,864,985
                                         ============  ==============  ============  ============  ============

ADVISOR CLASS:

                                                                                  U.S.
                                                                            GOVERNMENT
                                                   NOVA          URSA            MONEY             OTC
                                                   FUND          FUND      MARKET FUND            FUND
                                         --------------  ------------  ---------------  --------------
Shares Purchased.......................  $1,131,516,726  $182,236,686  $10,447,678,996  $1,259,862,662
Purchased through Dividend
  Reinvestment.........................        --              11,690       18,449,149         840,926
                                         --------------  ------------  ---------------  --------------
Total Purchased........................   1,131,516,726   182,248,376   10,466,128,145   1,260,703,588
Shares Redeemed........................  (1,182,778,448) (183,906,180) (10,226,511,716) (1,245,779,135)
                                         --------------  ------------  ---------------  --------------
Net Change.............................  $  (51,261,722) $ (1,657,804) $   239,616,429  $   14,924,453
                                         ==============  ============  ===============  ==============

    * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000--LARGE-CAP EUROPE FUND AND LARGE-CAP JAPAN FUND; NOVEMBER 1, 2000--MEKROS FUND.

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C CLASS:

                                                                        U.S.
                                                                  GOVERNMENT
                                            NOVA        URSA           MONEY         OTC          JUNO      ARKTOS         MEKROS
                                           FUND*       FUND*    MARKET FUND*       FUND*         FUND*       FUND*          FUND*
                                        --------    --------    ------------    --------    ----------    --------    -----------
Shares Purchased....................    $111,798    $ 55,000    $ 66,233,143    $ 43,590    $1,705,972    $ 44,863    $ 7,848,227
Purchased through Dividend
  Reinvestment......................       --          --            600,063       --           --           --           --
                                        --------    --------    ------------    --------    ----------    --------    -----------
Total Purchased.....................     111,798      55,000      66,833,206      43,590     1,705,972      44,863      7,848,227
Shares Redeemed.....................       --        (18,875)    (29,319,029)    (11,059)       --         (23,822)    (7,542,928)
                                        --------    --------    ------------    --------    ----------    --------    -----------
Net Change..........................    $111,798    $ 36,125    $ 37,514,177    $ 32,531    $1,705,972    $ 21,041    $   305,299
                                        ========    ========    ============    ========    ==========    ========    ===========

Transactions in dollars for the year ended March 31, 2000 were:

INVESTOR CLASS:

                                                                                         U.S.
                                                                                   GOVERNMENT                             U.S.
                                                      NOVA             URSA             MONEY               OTC     GOVERNMENT
                                                      FUND             FUND       MARKET FUND              FUND      BOND FUND
                                          ----------------  ---------------  ----------------  ----------------  -------------
Shares Purchased........................  $ 10,916,137,877  $ 6,789,960,790  $ 26,853,489,573  $ 12,344,089,260  $ 329,732,781
Purchased through Dividend
  Reinvestment..........................           214,399        2,603,093        34,322,503        13,672,155      1,090,403
                                          ----------------  ---------------  ----------------  ----------------  -------------
Total Purchased.........................    10,916,352,276    6,792,563,883    26,887,812,076    12,357,761,415    330,823,184
Shares Redeemed.........................   (10,919,076,117)  (6,914,991,598)  (27,150,956,369)  (11,459,166,541)  (328,276,000)
                                          ----------------  ---------------  ----------------  ----------------  -------------
Net Change..............................  $     (2,723,841) $  (122,427,715) $   (263,144,293) $    898,594,874  $   2,547,184
                                          ================  ===============  ================  ================  =============


                                                   JUNO           ARKTOS
                                                   FUND             FUND
                                          -------------  ---------------
Shares Purchased........................  $ 294,735,714  $ 2,342,338,129
Purchased through Dividend
  Reinvestment..........................         45,487          449,508
                                          -------------  ---------------
Total Purchased.........................    294,781,201    2,342,787,637
Shares Redeemed.........................   (298,202,588)  (2,234,246,389)
                                          -------------  ---------------
Net Change..............................  $  (3,421,387) $   108,541,248
                                          =============  ===============

ADVISOR CLASS:

                                                                                    U.S.
                                                                              GOVERNMENT
                                                    NOVA           URSA            MONEY              OTC
                                                    FUND           FUND      MARKET FUND             FUND
                                         ---------------  -------------  ---------------  ---------------
Shares Purchased.......................  $ 1,559,807,208  $ 280,795,776  $ 9,672,835,261  $ 1,700,064,966
Purchased through Dividend
  Reinvestment.........................           30,604         20,361       11,531,875          289,297
                                         ---------------  -------------  ---------------  ---------------
Total Purchased........................    1,559,837,812    280,816,137    9,684,367,136    1,700,354,263
Shares Redeemed........................   (1,491,596,307)  (276,100,973)  (9,793,573,686)  (1,654,343,499)
                                         ---------------  -------------  ---------------  ---------------
Net Change.............................  $    68,241,505  $   4,715,164  $  (109,206,550) $    46,010,764
                                         ===============  =============  ===============  ===============

    * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 14, 2001--NOVA FUND; MARCH 15, 2001--URSA FUND; OCTOBER 19, 2000--U.S. GOVERNMENT MONEY MARKET FUND; MARCH 26, 2001--OTC FUND; MARCH 28, 2001--JUNO FUND; MARCH 7, 2001--ARKTOS FUND; JANUARY 23, 2001--MEKROS FUND.

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

9.  EQUITY INDEX SWAP AGREEMENTS

The Trust has entered into the following equity index swap agreements as of March 31, 2001:

FUND                                        NOTIONAL AMOUNT                RETURN    MATURITY DATE
----                                        ---------------    ------------------    -------------
Arktos Fund.............................    $   41,691,115     Price Return*             06/11/01
Mekros Fund.............................    $   57,924,234     Price Return**            06/02/01
Large-Cap Europe Fund...................    $   12,468,302     Price Return***           05/09/01
Large-Cap Japan Fund....................    $   18,213,743     Price Return****          05/09/01

    *  NASDAQ 100 SHARE INDEX +/- FINANCING AT A VARIABLE RATE.
   **  RUSSELL 2000 INDEX +/- FINANCING AT A VARIABLE RATE.
  ***  DOW JONES EUROPE STOXX 50 (PRICE) INDEX +/- FINANCING AT A VARIABLE
       RATE.
 ****  TOPIX 100 INDEX +/- FINANCING AT A VARIABLE RATE.

10. NET ASSETS

At March 31, 2001, net assets consisted of:

                                                                                     URSA    U.S. GOVERNMENT
                                                    NOVA            URSA           MASTER              MONEY               OTC
                                                    FUND            FUND        PORTFOLIO        MARKET FUND              FUND
                                           -------------    ------------    -------------    ---------------    --------------
Paid-In-Capital........................    $ 459,418,303    $172,659,781    $ 652,950,292    $1,438,156,915     $1,659,306,644
Undistributed Net Investment Income
  (Loss)...............................          104,881       2,261,911           60,270           (91,100)          --
Accumulated Net Realized Loss on
  Investments, Equity Index Swaps, and
  Futures Contracts....................     (217,078,132)     (1,809,051)    (437,163,328)         (480,853)      (674,357,407)
Net Unrealized Appreciation on
  Investments, Equity Index Swaps, and
  Futures Contracts....................       47,183,257      52,721,110        9,193,236          --               95,766,586
                                           -------------    ------------    -------------    --------------     --------------
Net Assets.............................    $ 289,628,309    $225,833,751    $ 225,040,470    $1,437,584,962     $1,080,715,823
                                           =============    ============    =============    ==============     ==============

                                                  U.S.                          JUNO                          ARKTOS
                                            GOVERNMENT           JUNO         MASTER         ARKTOS           MASTER
                                             BOND FUND           FUND      PORTFOLIO           FUND        PORTFOLIO
                                           -----------    -----------    -----------    -----------    -------------
Paid-In-Capital........................    $86,595,945    $13,073,890    $20,644,268    $63,873,238    $ 195,556,488
Undistributed Net Investment Income....        181,493         29,156          1,572              0           52,366
Accumulated Net Realized Loss on
  Investments, Equity Index Swaps, and
  Futures Contracts....................     (4,869,920)      (847,721)    (8,328,935)    (1,687,970)    (170,031,418)
Net Unrealized Appreciation
  (Depreciation) on Investments, Equity
  Index Swaps, and Futures Contracts...     (1,221,965)       191,792        100,303     16,864,748       53,341,633
                                           -----------    -----------    -----------    -----------    -------------
Net Assets.............................    $80,685,553    $12,447,117    $12,417,208    $79,050,016    $  78,919,069
                                           ===========    ===========    ===========    ===========    =============

                                             LARGE-CAP      LARGE-CAP
                                                EUROPE          JAPAN         MEKROS
                                                  FUND           FUND           FUND
                                           -----------    -----------    -----------
Paid-In-Capital........................    $10,023,142    $14,625,768    $36,704,370
Undistributed Net Investment Income
  (Loss)...............................        479,253        686,166       (133,705)
Accumulated Net Realized Gain (Loss) on
  Investments, Equity Index Swaps, and
  Futures Contracts....................        (46,017)       (19,552)         1,778
Net Unrealized Appreciation
  (Depreciation) on Investments, Equity
  Index Swaps, and Futures Contracts...       (479,253)      (686,166)       133,705
                                           -----------    -----------    -----------
Net Assets.............................    $ 9,977,125    $14,606,216    $36,706,148
                                           ===========    ===========    ===========

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

11. LOSS CARRYFORWARD--FEDERAL INCOME TAX

At March 31, 2001, for Federal income tax purposes, the following funds have capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                                                                         U.S.
                                                                   GOVERNMENT         U.S.                             LARGE-CAP
                                               NOVA         URSA        MONEY   GOVERNMENT         JUNO        ARKTOS      JAPAN
EXPIRES MARCH 31                               FUND         FUND  MARKET FUND    BOND FUND         FUND          FUND       FUND
----------------                         ----------  -----------  -----------  -----------  -----------  ------------  ---------
2003...................................  $   --      $ 5,476,631  $   --       $   --       $   --       $    --       $  --
2004...................................      --       43,168,709      --           --         2,565,794       --          --
2005...................................      --       50,012,823      --           --           106,438       --          --
2006...................................      --      102,945,587      --           --         2,486,456       --          --
2007...................................      --      102,218,150       13,314      --         1,206,560     4,782,728     --
2008...................................      --      124,148,192      342,904    4,709,128      --         82,494,467     --
2009...................................  68,501,609      --           124,003      --         1,582,486    60,215,201     19,552

12. OTC STOCK SPLIT AND ARKTOS REVERSE STOCK SPLIT

Effective after the close of business on April 14, 2000, the OTC Fund, Investor Class and Advisor Class shares, underwent a 3-for-1 split. The effect of this transaction was to increase the number of outstanding shares in this Fund by three, while dividing the net asset value per share by three. The net asset value per share prior to the split was $70.95 in the Investor Class and $70.41 in the Advisor Class; after the split, the net asset values per share were $23.65 and $23.47, respectively.

Also effective after the close of business on April 14, 2000, the Arktos Fund, Investor Class shares, underwent a 1-for-5 reverse split. The effect of this transaction was to divide the number of outstanding shares in this Fund by five, while multiplying the net asset value per share by five. The net asset value per share prior to the reverse split was $4.65; after the reverse split, the net asset value per share was $23.25.

There was no change in the aggregate market value of the outstanding shares as a result of these transactions.

13. SUBSEQUENT EVENT

The Trust registered and is authorized to issue C Class Shares in each of the Funds of the Trust. In addition to the Nova Fund, Ursa Fund, U.S. Government Money Market Fund, OTC Fund, Juno Fund, Arktos Fund, and Mekros Fund C Class Shares, which were available for investment prior to March 31, 2001 and which are included in this report, C Class Shares in other Benchmark Funds

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
became available for investment. C Class Shares in the U.S. Government Bond Fund and Large-Cap Europe Fund became available for investment in May 2001.

All C Class Shares can be purchased at the net asset value per share and have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. In addition, the C Class Shares have adopted a Distribution and Shareholder Services Plan that allows C Class Shares to pay annual service fees of .25% and distribution fees of .75%.

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees,
Rydex Series Funds:

We have audited the accompanying statements of assets and liabilities of the Nova Fund, Ursa Fund, U.S. Government Money Market Fund, OTC Fund, U.S. Government Bond Fund, Juno Fund, Arktos Fund, Large-Cap Europe Fund, Large-Cap Japan Fund, Mekros Fund, Ursa Master Portfolio, Juno Master Portfolio and Arktos Master Portfolio (collectively the "Funds", comprising thirteen of the thirty Funds and Portfolios) of Rydex Series Funds (formerly Rydex Series Trust), including the related schedules of investments, as of March 31, 2001, and the related statements of operations and of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Nova Fund, Ursa Fund, U.S. Government Money Market Fund, OTC Fund, U.S. Government Bond Fund, Juno Fund, Arktos Fund, Large-Cap Europe Fund, Large-Cap Japan Fund, Mekros Fund, Ursa Master Portfolio, Juno Master Portfolio and Arktos Master Portfolio of Rydex Series Funds as of March 31, 2001, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
May 21, 2001

                           DISTRIBUTIONS (Unaudited)

Of the ordinary income distributions paid during the year by the U.S. Government Money Market Fund and the U.S. Government Bond Fund, 28.31% and 94.30%, respectively, was attributable to interest on Federal obligations. In calculating the foregoing percentages, each Fund's expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

This notification is to meet certain Internal Revenue Service requirements.

--------------------------------------------------------------------------------
A FAMILY OF FUNDS DESIGNED EXCLUSIVELY
FOR FINANCIAL PROFESSIONALS AND
SOPHISTICATED INVESTORS
--------------------------------------------------------------------------------

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

ADVISOR CLASS SHARES ARE DISTRIBUTED BY RYDEX DISTRIBUTORS, INC.






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